UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06557

RidgeWorth Funds

(Exact name of registrant as specified in charter)

RidgeWorth Capital Management, Inc.

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Address of principal executive offices)(Zip code)

Julia Short

President

RidgeWorth Funds

3333 Piedmont Road, Suite 1500

Atlanta, GA 30305

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.	Thomas S. Harman, Esq.
Bingham McCutchen LLP	Bingham McCutchen LLP
2020 K Street, NW	2020 K Street, NW
Washington, DC 20006	Washington, DC 20006

Registrant’s telephone number, including area code: 1-888-784-3863

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Item 1.	Schedule of Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Aggressive Growth Stock Fund

	Shares	Value($)
Common Stocks 99.3%
Consumer Discretionary 29.0%
Amazon.com, Inc.*	3,600	999,684
Chipotle Mexican Grill, Inc.*	1,100	400,785
Deckers Outdoor Corp.*	3,500	176,785
HomeAway, Inc.*	10,700	346,038
Lululemon Athletica, Inc.*	10,100	661,752
Michael Kors Holdings Ltd.*	5,700	353,514
Netflix, Inc.*	3,300	696,597
Nordstrom, Inc.	4,500	269,730
Priceline.com, Inc.*	1,000	827,130
Tesla Motors, Inc.*	10,800	1,160,244

		5,892,259

Energy 7.2%
Atwood Oceanics, Inc.*	3,100	161,355
Dresser-Rand Group, Inc.*	5,650	338,887
FMC Technologies, Inc.*	8,300	462,144
Pioneer Natural Resources Co.	3,400	492,150

		1,454,536

Financials 7.9%
BlackRock, Inc.	400	102,740
Charles Schwab Corp. (The)	20,200	428,846
Financial Engines, Inc.	8,500	387,515
Portfolio Recovery Associates, Inc.*	4,500	691,335

		1,610,436

Health Care 15.1%
Catamaran Corp.*	18,200	886,704
Celgene Corp.*	3,600	420,876
HMS Holdings Corp.*	8,300	193,390
Intuitive Surgical, Inc.*	1,050	531,909
IPC The Hospitalist Co.*	2,800	143,808
Medidata Solutions, Inc.*	4,450	344,652
Salix Pharmaceuticals Ltd.*	5,400	357,210
Vertex Pharmaceuticals, Inc.*	2,350	187,695

		3,066,244

Industrials 9.7%
BE Aerospace, Inc.*	6,800	428,944
Chart Industries, Inc.*	3,200	301,088
PACCAR, Inc.	6,400	343,424
Precision Castparts Corp.	4,000	904,040

		1,977,496

See Notes to Schedules of Portfolio Investments.

Information Technology 30.4%
Alliance Data Systems Corp.*	1,900	343,957
Cognizant Technology Solutions Corp., Cl A*	7,000	438,270
eBay, Inc.*	5,900	305,148
F5 Networks, Inc.*	7,300	502,240
Facebook, Inc., Cl A*	29,100	723,426
Google, Inc., Cl A*	1,000	880,370
LinkedIn Corp., Cl A*	4,400	784,520
MercadoLibre, Inc.	5,800	625,008
Mitek Systems, Inc.*	32,200	186,116
QUALCOMM, Inc.	9,000	549,720
Splunk, Inc.*	3,400	157,624
Workday, Inc., Cl A*	1,000	64,090
Zillow, Inc.*	11,200	630,560

		6,191,049

Total Common Stocks (Cost $9,256,354)		20,192,020

Money Market Fund 0.3%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%	62,110	62,110

Total Money Market Fund (Cost $62,110)		62,110

Total Investments (Cost $9,318,464) — 99.6%		20,254,130
Other Assets in Excess of Liabilities — 0.4%		82,593

Net Assets — 100.0%		$20,336,723

*	Non-income producing security.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

International Equity Fund

	Shares	Value($)
Common Stocks 94.9%
Australia 2.1%
AMP Ltd.	68,148	264,880
Australia & New Zealand Banking Group Ltd.	12,152	317,627

		582,507

Austria 2.1%
OMV AG	8,287	374,301
Voestalpine AG	6,149	217,144

		591,445

Belgium 3.8%
Ageas	15,660	549,854
Anheuser-Busch InBev NV	5,976	531,982

		1,081,836

France 15.1%
AXA SA	27,881	547,817
BNP Paribas	11,987	654,931
Cap Gemini SA	5,359	260,536
Compagnie Generale des Etablissements Michelin	815	72,880
Publicis Groupe SA	7,063	502,887
Renault SA	5,924	398,657
Sanofi-Aventis	3,138	325,214
Total SA	13,200	644,402
Valeo SA	4,612	289,865
Vinci SA	6,457	324,045
Vivendi SA	13,987	264,900

		4,286,134

Germany 14.5%
Adidas AG	3,658	395,866
BASF SE	5,985	534,653
Continental AG	1,848	246,799
Deutsche Lufthansa AG*	17,526	355,764
Deutsche Post AG	20,282	504,109
Fresenius SE	2,549	314,239
Hannover Rueckversicherung AG	3,887	279,892
Infineon Technologies AG	24,788	207,466
Muenchener Rueckversicherungs AG	2,256	415,224
SAP AG	4,814	352,533
Siemens AG	4,827	487,880

		4,094,425

Hong Kong 0.5%
Digital China Holdings Ltd.	115,272	137,773

See Notes to Schedules of Portfolio Investments.

Hungary 1.0%
OTP Bank PLC	13,863	290,911

Indonesia 1.2%
Bank Mandiri Persero Tbk PT	81,066	73,511
Bank Rakyat Indonesia Persero Tbk PT	324,160	253,122

		326,633

Italy 1.9%
Intesa Sanpaolo SpA	333,700	534,698

Japan 21.7%
Aozora Bank Ltd.	91,000	284,432
Astellas Pharma, Inc.	4,709	255,914
Canon, Inc.	6,553	213,742
Daicel Corp.	38,979	341,528
Honda Motor Co. Ltd.	11,204	416,281
ITOCHU Corp.	69,805	805,875
JX Holdings, Inc.	39,135	189,796
Marubeni Corp.	53,749	359,302
Miraca Holdings, Inc.	2,554	117,425
Mitsubishi UFJ Financial Group, Inc.	88,086	543,543
Mitsui & Co. Ltd.	11,116	139,651
Nippon Telegraph & Telephone Corp.	3,877	200,925
Sekisui Chemical Co. Ltd.	25,431	270,003
Sumitomo Corp.	51,666	644,393
Sumitomo Mitsui Financial Group, Inc.	12,461	571,663
Sumitomo Rubber Industries Ltd.	11,783	192,700
Toyota Motor Corp.	7,049	425,726
Unipres Corp.	9,706	174,000

		6,146,899

Netherlands 2.9%
Koninklijke Ahold NV	31,538	469,423
LyondellBasell Industries NV, Cl A	5,160	341,902

		811,325

Norway 2.3%
Telenor ASA	20,107	398,542
Yara International ASA	6,450	257,178

		655,720

Russia 1.1%
Sberbank of Russia SP ADR	28,313	322,485

South Korea 0.9%
Korea Electric Power Corp.*	11,536	267,680

Sweden 2.3%
Swedbank AB, Cl A	20,410	468,090
Volvo AB, Cl B	14,047	188,100

		656,190

Switzerland 5.4%
Credit Suisse Group AG*	15,798	418,972
Glencore Xstrata PLC	24,050	99,549

See Notes to Schedules of Portfolio Investments.

Roche Holding AG	2,100	522,471
Swiss Re Ltd.*	3,974	295,773
Transocean Ltd.	3,911	187,532

		1,524,297

Thailand 0.4%
Krung Thai Bank PCL (Foreign Registered)	180,203	117,947

Turkey 1.7%
Koc Holding AS	11,966	57,451
Tofas Turk Otomobil Fabrikasi AS	10,253	64,058
Turkiye Halk Bankasi AS	43,782	371,149

		492,658

United Kingdom 14.0%
AstraZeneca PLC	9,433	446,913
Barclays PLC	133,411	565,007
Bodycote PLC	14,750	117,554
British American Tobacco PLC	12,004	614,821
BT Group PLC	147,033	691,463
Rio Tinto PLC SP ADR(a)	11,581	475,748
Royal Dutch Shell PLC, Cl A	7,888	251,942
SABMiller PLC	8,423	403,865
WPP PLC	22,457	383,230

		3,950,543

Total Common Stocks (Cost $21,484,613)		26,872,106

Preferred Stock 1.4%
Germany 1.4%
Volkswagen AG, 2.25%	1,991	403,121

Total Preferred Stock (Cost $324,499)		403,121

Short-Term Investment 1.6%
RidgeWorth Funds Securities Lending Joint Account(b)	467,500	467,500

Total Short-Term Investment (Cost $467,500)		467,500

Money Market Fund 3.0%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(c)	838,339	838,339

Total Money Market Fund (Cost $838,339)		838,339

Total Investments (Cost $23,114,951) — 100.9%		28,581,066
Liabilities in Excess of Other Assets — (0.9)%		(253,112)

Net Assets — 100.0%		$28,327,954

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $451,880.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013 (See Note 2(i)).
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

See Notes to Schedules of Portfolio Investments.

Investment Abbreviations

SP ADR – Sponsored American Depositary Receipt

The investment concentrations for the International Equity Fund as a percentage of total investments by sector, as of June 30, 2013, were as follows:

Financials	28.5%
Consumer Discretionary	15.8
Industrials	13.9
Materials	7.9
Consumer Staples	7.1
Health Care	6.9
Energy	5.8
Telecommunication Services	4.5
Information Technology	4.1
Utilities	0.9
Money Market Fund	3.0
Short-Term Investments	1.6

100.0%

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

International Equity Index Fund

	Shares	Value($)
Common Stocks 93.8%
Australia 5.9%
AGL Energy Ltd.	1,915	25,360
ALS Ltd.	1,195	10,470
Alumina Ltd.*	8,788	7,916
Amcor Ltd.	4,199	38,940
AMP Ltd.	10,198	39,638
APA Group	2,879	15,772
Asciano Ltd.	3,394	15,582
ASX Ltd.	610	18,449
Aurizon Holdings Ltd.	7,066	26,883
Australia & New Zealand Banking Group Ltd.	9,547	249,538
Bendigo and Adelaide Bank Ltd.	1,419	13,068
BGP Holdings PLC*(a)(b)	737,041	—
BHP Billiton Ltd.	11,059	317,276
Boral Ltd.	2,668	10,272
Brambles Ltd.	5,417	46,271
Caltex Australia Ltd.	470	7,759
CFS Retail Property Trust REIT	7,382	13,502
Coca-Cola Amatil Ltd.	1,989	23,120
Cochlear Ltd.	199	11,231
Commonwealth Bank of Australia	5,600	354,304
Computershare Ltd.	1,644	15,441
Crown Ltd.	1,394	15,439
CSL Ltd.	1,734	97,655
Dexus Property Group REIT	16,838	16,477
Echo Entertainment Group Ltd.	2,730	7,640
Federation Centres Ltd., REIT	4,968	10,768
Flight Centre Ltd.	193	6,942
Fortescue Metals Group Ltd.	5,418	15,063
Goodman Group	5,962	26,608
GPT Group REIT	6,155	21,616
Harvey Norman Holdings Ltd.	1,849	4,312
Iluka Resources Ltd.	1,457	13,312
Incitec Pivot Ltd.	5,668	14,825
Insurance Australia Group Ltd.	7,235	35,995
Leighton Holdings Ltd.	588	8,308
Lend Lease Group	1,899	14,502
Macquarie Group Ltd.	1,063	40,705
Metcash Ltd.	3,065	9,867
Mirvac Group REIT	12,745	18,708
National Australia Bank Ltd.	8,150	221,222
Newcrest Mining Ltd.	2,666	24,065
Orica Ltd.	1,277	24,117

See Notes to Schedules of Portfolio Investments.

Origin Energy Ltd.	3,807	43,765
Qantas Airways Ltd.*	3,833	4,732
QBE Insurance Group Ltd.	4,164	57,466
Ramsay Health Care Ltd.	457	14,967
Rio Tinto Ltd.	1,516	72,609
Santos Ltd.	3,346	38,343
Seek Ltd.	1,117	9,265
Sonic Healthcare Ltd.	1,310	17,743
SP Ausnet	5,860	6,297
Stockland REIT	7,664	24,392
Suncorp Group Ltd.	4,477	48,806
Sydney Airport	648	2,003
TABCORP Holdings Ltd.	2,555	7,127
Tatts Group Ltd.	4,831	14,006
Telstra Corp. Ltd.	15,154	66,108
Toll Holdings Ltd.	2,371	11,536
Transurban Group	4,898	30,281
Treasury Wine Estates Ltd.	2,253	11,992
Wesfarmers Ltd.	3,503	126,865
Westfield Group REIT	7,365	77,056
Westfield Retail Trust REIT	10,628	30,131
Westpac Banking Corp.	10,800	285,252
Whitehaven Coal Ltd.	1,941	4,083
Woodside Petroleum Ltd.	2,294	73,450
Woolworths Ltd.	4,325	129,778
WorleyParsons Ltd.	720	12,834

		3,129,825

Austria 1.5%
Andritz AG	1,869	95,913
Erste Group Bank AG	5,973	159,421
Immofinanz AG*	24,629	92,008
OMV AG	3,781	170,777
Raiffeisen Bank International AG	1,255	36,592
Telekom Austria AG	5,686	35,999
Verbund AG	1,748	33,196
Vienna Insurance Group	986	45,799
Voestalpine AG	2,877	101,598

		771,303

Belgium 1.8%
Ageas	1,731	60,779
Anheuser-Busch InBev NV	5,905	525,662
Belgacom SA	1,141	25,597
Colruyt SA	568	29,873
Delhaize Group SA	764	47,227
Groupe Bruxelles Lambert SA	605	45,525
KBC Groep NV	1,719	64,005
Solvay SA	444	58,198
Telenet Group Holding NV	384	17,624
UCB SA	825	44,442

See Notes to Schedules of Portfolio Investments.

Umicore	855	35,535

		954,467

Cayman Islands 0.1%
Sands China Ltd.	3,669	17,385
Wynn Macau Ltd.	2,363	6,413

		23,798

China 0.0%(c)
AAC Technologies Holdings, Inc.	1,119	6,290

Denmark 1.2%
A.P. Moller - Maersk A/S, Cl A	3	20,230
A.P. Moller - Maersk A/S, Cl B	7	50,135
Carlsberg A/S, Cl B	607	54,343
Coloplast A/S, Cl B	561	31,457
Danske Bank A/S*	3,478	59,483
DSV A/S	948	23,112
Novo Nordisk A/S, Cl B	2,147	334,596
Novozymes A/S, Cl B	1,164	37,255
TDC A/S	3,745	30,352
Tryg A/S	124	10,221
William Demant Holding A/S*	133	11,000

		662,184

Finland 0.9%
Elisa Oyj	825	16,119
Fortum Oyj	2,576	48,284
Kesko Oyj, Cl B	370	10,287
Kone Oyj, Cl B	904	71,837
Metso Oyj	742	25,227
Neste Oil Oyj	744	10,885
Nokia Oyj*	21,722	80,469
Nokian Renkaat Oyj	653	26,613
Orion Oyj, Cl B	569	13,346
Pohjola Bank PLC	804	11,815
Sampo Oyj, Cl A	2,306	89,868
Stora Enso Oyj	3,197	21,431
UPM-Kymmene Oyj	3,055	29,944
Wartsila Oyj	1,031	44,863

		500,988

France 9.6%
Accor SA	788	27,730
Aeroports de Paris	147	14,295
Air Liquide SA	1,546	190,912
Alstom	1,068	34,976
Arkema SA	311	28,551
Atos Origin SA	276	20,485
AXA SA	8,866	174,203
BNP Paribas	4,918	268,703
Bouygues SA	963	24,581
Bureau Veritas SA	1,096	28,382
Cap Gemini SA	712	34,615

See Notes to Schedules of Portfolio Investments.

Carrefour SA	2,984	82,072
Casino Guichard-Perrachon SA	279	26,137
Christian Dior SA	270	43,579
CNP Assurances	796	11,423
Compagnie de Saint - Gobain	1,972	79,829
Compagnie Generale d’Optique Essilor International SA	1,010	107,461
Compagnie Generale de Geophysique-Veritas*	786	17,382
Compagnie Generale des Etablissements Michelin	904	80,839
Credit Agricole SA*	4,945	42,501
Danone SA	2,826	212,100
Dassault Systemes SA	309	37,800
Edenred	1,007	30,803
Electricite de France	1,190	27,626
Eurazeo	189	10,127
European Aeronautic Defence and Space Co.	2,880	153,942
Eutelsat Communications	709	20,128
Fonciere Des Regions	144	10,804
France Telecom SA	9,177	86,818
GDF SUEZ	6,568	128,623
Gecina SA	109	12,057
Groupe Eurotunnel SA	2,722	20,706
Groupe Fnac*	46	976
ICADE REIT	116	9,579
Iliad SA	114	24,655
Imerys	168	10,294
JCDecaux SA	330	9,001
Klepierre	494	19,470
L’Oreal SA	1,196	196,543
Lafarge SA	925	56,878
Lagardere SCA	552	15,376
Legrand SA	1,238	57,432
LVMH Moet Hennessy Louis Vuitton SA	1,257	203,704
Natixis	4,583	19,185
Pernod-Ricard SA	1,051	116,543
PPR	375	76,220
Publicis Groupe SA	884	62,941
Remy Cointreau SA	126	13,370
Renault SA	952	64,065
Rexel SA	741	16,667
Safran SA	1,238	64,659
Sanofi-Aventis	5,639	584,411
Schneider Electric SA	2,612	189,477
Scor SE	761	23,352
Societe BIC SA	144	14,433
Societe Generale SA	3,475	119,413
Sodexo	467	38,904
Suez Environnement SA	1,390	17,955
Technip SA	504	51,177
Thales SA	451	21,060
Total SA	10,394	507,418
Unibail-Rodamco SE, REIT	470	109,508

See Notes to Schedules of Portfolio Investments.

Vallourec SA	526	26,616
Veolia Environnement SA	1,679	19,103
Vinci SA	2,295	115,175
Vivendi SA	5,895	111,645
Wendel SA	160	16,484
Zodiac Aerospace	169	22,372

		5,116,251

Germany 12.0%
Adidas AG	1,494	161,679
Allianz SE	3,230	471,936
Axel Springer AG	283	12,073
BASF SE	6,370	569,046
Bayer AG	5,625	599,873
Bayerische Motoren Werke AG	2,363	206,632
Beiersdorf AG	720	62,792
Brenntag AG	368	55,900
Celesio AG	608	13,216
Commerzbank AG*	6,904	60,192
Continental AG	785	104,836
Daimler AG	6,671	403,643
Deutsche Bank AG	7,276	304,534
Deutsche Boerse AG	1,378	90,706
Deutsche Lufthansa AG*	1,641	33,311
Deutsche Post AG	6,471	160,837
Deutsche Telekom AG	20,045	233,885
E.ON AG	12,852	210,950
Fraport AG	264	15,972
Fresenius Medical Care AG	1,513	107,391
Fresenius SE	891	109,842
GEA Group AG	1,306	46,290
Hannover Rueckversicherung AG	431	31,035
Heidelberg Cement AG	1,004	67,525
Henkel AG & Co. KGaA	928	72,778
Hochtief AG	220	14,384
Hugo Boss AG	227	24,997
Infineon Technologies AG	7,712	64,546
K+S AG	1,230	45,477
Kabel Deutschland Holding AG	632	69,415
Lanxess AG	594	35,783
Linde AG	1,322	246,674
MAN SE	252	27,521
Merck KGaA	462	70,389
Metro AG	926	29,314
Muenchener Rueckversicherungs AG	1,280	235,588
RWE AG	3,492	111,452
SAP AG	6,575	481,493
Siemens AG	5,608	566,818
Suedzucker AG	583	18,057
Telefonica Deutschland Holding AG	1,993	14,424
ThyssenKrupp AG*	2,754	54,112
United Internet AG	762	21,508

See Notes to Schedules of Portfolio Investments.

Volkswagen AG	211	41,129

		6,379,955

Greece 0.9%
Hellenic Telecommunications Organization SA*	30,889	241,240
OPAP SA	28,144	235,554

		476,794

Guernsey 0.0%(c)
Resolution Ltd.	2,720	11,790

Hong Kong 0.9%
AIA Group Ltd.	18,286	77,449
ASM Pacific Technology Ltd.	364	4,024
Bank of East Asia Ltd.	1,860	6,703
BOC Hong Kong Holdings Ltd.	5,619	17,279
Cathay Pacific Airways Ltd.	1,793	3,135
Cheung Kong (Holdings) Ltd.	2,111	28,633
Cheung Kong Infrastructure Holdings Ltd.	948	6,344
CLP Holdings Ltd.	2,686	21,731
First Pacific Co. Ltd.	3,198	3,422
Galaxy Entertainment Group Ltd.*	3,194	15,587
Hang Lung Properties Ltd.	3,399	11,854
Hang Seng Bank Ltd.	1,162	17,184
Henderson Land Development Co. Ltd.	1,613	9,660
HKT Trust / HKT Ltd.	3,410	3,231
Hong Kong & China Gas Co. Ltd. (The)	8,708	21,287
Hong Kong Electric Holdings Ltd.	2,107	18,188
Hong Kong Exchanges & Clearing Ltd.	1,659	25,047
Hopewell Holdings Ltd.	864	2,874
Hutchison Whampoa Ltd.	3,237	34,035
Hysan Development Co. Ltd.	969	4,185
Kerry Properties Ltd.	984	3,850
Li & Fung Ltd.	8,886	12,190
Link REIT (The)	3,474	17,110
MTR Corp.	2,200	8,056
New World Development Ltd.	5,706	7,887
Noble Group Ltd.	12,270	9,390
NWS Holdings Ltd.	2,214	3,380
Orient Overseas International Ltd.	333	2,151
PCCW Ltd.	6,073	2,858
Shangri-La Asia Ltd.	2,378	4,108
Sino Land Co. Ltd.	4,510	6,315
SJM Holdings Ltd.	2,948	7,100
Sun Hung Kai Properties Ltd.	2,421	31,246
Swire Pacific Ltd.	1,031	12,442
Swire Properties Ltd.	1,777	5,292
Wharf Holdings Ltd. (The)	2,300	19,349
Wheelock & Co. Ltd.	1,389	6,949
Yue Yuen Industrial (Holdings) Ltd.	1,127	2,913

		494,438

Ireland 0.9%
Bank of Ireland*	256,608	52,440

See Notes to Schedules of Portfolio Investments.

CRH PLC	9,424	190,748
Elan Corp. PLC*	5,894	82,511
Experian PLC	2,029	35,273
Irish Bank Resolution Corp. Ltd.*(a)(b)(d)	8,839	—
Irish Bank Resolution Corp. Ltd.*(a)(b)	131,459	—
James Hardie Industries SE	1,535	13,182
Kerry Group PLC, Cl A	1,893	104,475
Ryanair Holdings PLC	2,289	21,184

		499,813

Israel 1.0%
Bank Hapoalim BM*	9,055	40,999
Bank Leumi Le-Israel BM*	10,742	35,732
Bezeq Israeli Telecommunication Corp. Ltd.	16,358	21,855
Delek Group Ltd.	36	9,353
Israel Chemicals Ltd.	3,821	37,742
Israel Corp. Ltd. (The)*	24	14,449
Mellanox Technologies Ltd.*	308	15,207
Mizrahi Tefahot Bank Ltd.*	1,073	10,767
NICE Systems Ltd.	500	18,172
Teva Pharmaceutical Industries Ltd.	7,285	281,583
Teva Pharmaceutical Industries Ltd. SP ADR	547	21,442

		507,301

Italy 6.8%
Assicurazioni Generali SpA	20,097	351,057
Atlantia SpA	5,696	92,900
Banca Monte dei Paschi di Siena SpA*	110,581	28,068
Enel Green Power SpA	30,120	62,533
Enel SpA(d)	111,145	348,659
Eni SpA	41,159	845,407
Exor SpA	1,103	32,620
Fiat Industrial SpA	14,730	164,219
Fiat SpA*	15,065	105,302
Finmeccanica SpA*	6,966	34,891
Intesa Sanpaolo SpA	200,101	320,628
Luxottica Group SpA	2,854	144,287
Mediobanca SpA	8,893	46,302
Pirelli & C SpA	4,095	47,413
Prysmian SpA	3,508	65,525
Saipem SpA	4,558	74,102
Snam Rete Gas SpA	34,922	159,097
Telecom Italia SpA	173,192	120,383
Telecom Italia SpA	103,718	57,647
Terna SpA	25,947	107,806
UniCredit SpA	74,703	349,859
Unione di Banche Italiane ScpA	14,745	53,394

		3,612,099

Japan 24.0%
ABC-Mart, Inc.	134	5,229
Acom Co. Ltd.*	202	6,426
ADVANTEST Corp.	755	12,423

See Notes to Schedules of Portfolio Investments.

AEON Co. Ltd.	3,027	39,737
AEON Credit Service Co. Ltd.	331	9,375
AEON Mall Co. Ltd.	366	9,067
Air Water, Inc.	752	10,592
Aisin Seiki Co. Ltd.	966	36,963
Ajinomoto Co., Inc.	3,042	44,658
Alfresa Holdings Corp.	207	11,083
All Nippon Airways Co. Ltd.	5,851	12,153
Amada Co. Ltd.	1,800	11,887
Aozora Bank Ltd.*	5,408	16,903
Asahi Breweries Ltd.	1,951	48,411
Asahi Glass Co. Ltd.	5,086	33,127
Asahi Kasei Corp.	6,365	42,100
ASICS Corp.	807	12,783
Astellas Pharma, Inc.	2,242	121,843
Bank of Kyoto Ltd. (The)	1,626	13,558
Bank of Yokohama Ltd. (The)	5,944	30,685
Benesse Holdings, Inc.	362	13,049
Bridgestone Corp.	3,280	111,781
Brother Industries Ltd.	1,190	13,402
Calbee, Inc.	92	8,729
Canon, Inc.	5,717	186,474
Casio Computer Co. Ltd.	1,126	9,923
Central Japan Railway Co.	728	89,037
Chiba Bank Ltd. (The)	3,752	25,573
Chiyoda Corp.	788	9,272
Chubu Electric Power Co., Inc.	3,249	46,059
Chugai Pharmaceutical Co. Ltd.	1,129	23,404
Chugoku Bank Ltd. (The)	825	11,579
Chugoku Electric Power Co., Inc. (The)	1,497	23,516
Chuo Mitsui Trust Holdings, Inc.	15,706	73,320
Citizen Holdings Co. Ltd.	1,333	7,446
Coca-Cola West Co. Ltd.	309	5,483
Cosmo Oil Co. Ltd.*	2,779	5,128
Credit Saison Co. Ltd.	795	19,951
Dai Nippon Printing Co. Ltd.	2,826	25,844
Dai-ichi Life Insurance Co. Ltd. (The)	43	62,085
Daicel Corp.	1,473	12,906
Daido Steel Co. Ltd.	1,424	7,222
Daihatsu Motor Co. Ltd.	969	18,368
Daiichi Sankyo Co. Ltd.	3,397	56,719
Daikin Industries Ltd.	1,183	47,831
Dainippon Sumitomo Pharma Co. Ltd.	803	10,614
Daito Trust Construction Co. Ltd.	366	34,504
Daiwa House Industry Co. Ltd.	2,571	47,983
Daiwa Securities Group, Inc.	8,379	70,374
DeNa Co. Ltd.	533	10,469
DENSO Corp.	2,452	115,332
Dentsu, Inc.	912	31,540
Don Quijote Co. Ltd.	273	13,281
East Japan Railway Co.	1,698	131,998

See Notes to Schedules of Portfolio Investments.

Eisai Co. Ltd.	1,271	51,837
Electric Power Development Co. Ltd.	588	18,379
FamilyMart Co. Ltd.	296	12,624
FANUC Ltd.	967	140,204
Fast Retailing Co. Ltd.	268	90,387
Fuji Electric Holdings Co. Ltd.	2,823	9,962
Fuji Heavy Industries Ltd.	2,961	72,995
FUJIFILM Holdings Corp.	2,336	51,464
Fujitsu Ltd.	9,393	38,830
Fukuoka Financial Group, Inc.	3,902	16,603
Furukawa Electric Co. Ltd.	3,385	7,850
Gree, Inc.*	534	4,738
GungHo Online Entertainment, Inc.*	20	21,779
Gunma Bank Ltd. (The)	1,916	10,586
Hachijuni Bank Ltd. (The)	2,102	12,292
Hakuhodo DY Holdings, Inc.	118	8,269
Hamamatsu Photonics K.K.	360	13,013
Hankyu Hanshin Holdings, Inc.	5,769	32,864
Hino Motors Ltd.	1,304	19,143
Hirose Electric Co. Ltd.	152	20,046
Hiroshima Bank Ltd. (The)	2,523	10,761
Hisamitsu Pharmaceutical Co., Inc.	312	15,855
Hitachi Chemical Co. Ltd.	526	8,236
Hitachi Construction Machinery Co. Ltd.	543	10,977
Hitachi High-Technologies Corp.	313	7,546
Hitachi Ltd.	24,369	156,514
Hitachi Metals Ltd.	832	9,362
Hokkaido Electric Power Co., Inc.*	923	12,619
Hokuhoku Financial Group, Inc.	5,964	12,207
Hokuriku Electric Power Co.	849	13,337
Honda Motor Co. Ltd.	8,037	298,612
Hoya Corp.	2,194	45,327
Hulic Co. Ltd.	1,349	14,472
Ibiden Co. Ltd.	571	8,906
Idemitsu Kosan Co. Ltd.	112	8,616
IHI Corp.	6,657	25,237
Inpex Corp.	11	45,917
Isetan Mitsukoshi Holdings Ltd.	1,792	23,796
Isuzu Motors Ltd.	5,989	41,002
ITOCHU Corp.	7,592	87,647
Itochu Techno-Solutions Corp.	126	5,215
Iyo Bank Ltd. (The)	1,307	12,493
J. Front Retailing Co. Ltd.	2,433	19,404
Japan Airlines Co. Ltd.	302	15,529
Japan Exchange Group, Inc.	249	25,156
Japan Petroleum Exploration Co.	145	5,885
Japan Prime Realty Investment Corp. REIT	4	12,240
Japan Real Estate Investment Corp. REIT	3	33,485
Japan Retail Fund Investment Corp. REIT	11	22,980
Japan Steel Works Ltd. (The)	1,592	8,764
Japan Tobacco, Inc.	5,546	195,994

See Notes to Schedules of Portfolio Investments.

JFE Holdings, Inc.	2,479	54,414
JGC Corp.	1,045	37,615
Joyo Bank Ltd. (The)	3,426	18,757
JS Group Corp.	1,342	32,704
JSR Corp.	900	18,203
JTEKT Corp.	1,036	11,657
JX Holdings, Inc.	11,323	54,914
Kajima Corp.	4,265	14,148
Kamigumi Co. Ltd.	1,176	9,474
Kaneka Corp.	1,412	9,325
Kansai Electric Power Co., Inc. (The)*	3,550	48,643
Kansai Paint Co. Ltd.	1,169	14,922
Kao Corp.	2,654	90,313
Kawasaki Heavy Industries Ltd.	7,165	22,034
KDDI Corp.	2,714	141,200
Keikyu Corp.	2,364	20,308
Keio Corp.	2,917	20,058
Keisei Electric Railway Co. Ltd.	1,391	13,029
Keyence Corp.	230	73,397
Kikkoman Corp.	796	13,243
Kinden Corp.	671	5,764
Kintetsu Corp.	8,196	36,030
Kirin Holdings Co. Ltd.	4,379	68,612
Kobe Steel Ltd.*	12,565	15,583
Koito Manufacturing Co. Ltd.	487	9,305
Komatsu Ltd.	4,709	108,870
Konami Corp.	507	10,761
Konica Minolta Holdings, Inc.	2,413	18,223
Kubota Corp.	5,511	80,459
Kuraray Co. Ltd.	1,738	24,393
Kurita Water Industries Ltd.	569	12,054
Kyocera Corp.	820	83,505
Kyowa Hakko Kirin Co. Ltd.	1,163	13,157
Kyushu Electric Power Co., Inc.*	2,152	32,460
Lawson, Inc.	330	25,188
M3, Inc.	4	8,986
Mabuchi Motor Co. Ltd.	124	6,626
Makita Corp.	566	30,588
Marubeni Corp.	8,324	55,644
Marui Group Co. Ltd.	1,125	11,218
Maruichi Steel Tube Ltd.	237	6,053
Mazda Motor Corp.*	13,610	53,655
McDonald’s Holdings Co. (Japan) Ltd.	336	9,316
Medipal Holdings Corp.	679	9,201
Meiji Holdings Co. Ltd.	309	14,846
Miraca Holdings, Inc.	281	12,920
Mitsubishi Chemical Holdings Corp.	6,835	32,114
Mitsubishi Corp.	7,087	121,404
Mitsubishi Electric Corp.	9,744	91,270
Mitsubishi Estate Co. Ltd.	6,309	167,998
Mitsubishi Gas Chemical Co., Inc.	1,950	14,333

See Notes to Schedules of Portfolio Investments.

Mitsubishi Heavy Industries Ltd.	15,308	85,044
Mitsubishi Logistics Corp.	621	8,672
Mitsubishi Materials Corp.	5,635	19,829
Mitsubishi Motors Corp.*	21,203	29,075
Mitsubishi Tanabe Pharma Corp.	1,133	14,679
Mitsubishi UFJ Financial Group, Inc.	63,151	389,680
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,936	13,913
Mitsui & Co. Ltd.	8,761	110,065
Mitsui Chemicals, Inc.	4,122	9,310
Mitsui Fudosan Co. Ltd.	4,222	124,174
Mitsui O.S.K. Lines Ltd.*	5,474	21,360
Mizuho Financial Group, Inc.	115,504	239,905
MS&AD Insurance Group Holdings, Inc.	2,555	64,970
Murata Manufacturing Co. Ltd.	1,022	77,799
Nabtesco Corp.	550	11,440
Namco Bandai Holdings, Inc.	896	14,545
NEC Corp.	11,794	25,805
Nexon Co. Ltd.	549	6,056
NGK Insulators Ltd.	1,362	16,891
NGK Spark Plug Co. Ltd.	902	18,062
NHK Spring Co. Ltd.	800	9,276
Nidec Corp.	513	35,793
Nikon Corp.	1,719	40,107
Nintendo Co. Ltd.	536	63,231
Nippon Building Fund, Inc. REIT	4	46,300
Nippon Electric Glass Co. Ltd.	1,882	9,165
Nippon Express Co. Ltd.	4,018	19,081
Nippon Meat Packers, Inc.	865	13,231
Nippon Steel Corp.	38,329	103,571
Nippon Telegraph & Telephone Corp.	2,202	114,119
Nippon Yusen Kabushiki Kaisha	8,146	21,601
Nishi-Nippon City Bank Ltd. (The)	3,415	8,918
Nissan Motor Co. Ltd.	12,536	127,028
Nisshin Seifun Group, Inc.	951	11,391
Nissin Foods Holdings Co. Ltd.	297	12,023
Nitori Holdings Co. Ltd.	174	14,035
Nitto Denko Corp.	833	53,585
NKSJ Holdings, Inc.	1,676	39,965
NOK Corp.	481	7,648
Nomura Holdings, Inc.	18,309	134,945
Nomura Real Estate Holdings, Inc.	625	13,826
Nomura Real Estate Office Fund, Inc. REIT	2	8,772
Nomura Research Institute Ltd.	511	16,642
NSK Ltd.	2,363	22,610
NTT Data Corp.	7	24,844
NTT DoCoMo, Inc.	78	121,192
NTT Urban Development Corp.	6	7,368
Obayashi Corp.	3,275	17,006
Odakyu Electric Railway Co. Ltd.	3,159	30,832
OJI Paper Co. Ltd.	4,025	16,233
Olympus Corp.*	1,002	30,460

See Notes to Schedules of Portfolio Investments.

Omron Corp.	1,031	30,687
Ono Pharmaceutical Co. Ltd.	416	28,228
Oracle Corp. Japan	193	8,008
Oriental Land Co. Ltd.	253	39,131
ORIX Corp.	5,560	75,961
Osaka Gas Co. Ltd.	9,454	39,940
Otsuka Corp.	81	9,000
Otsuka Holdings Co. Ltd.	1,829	60,395
Panasonic Corp.*	11,131	89,448
Park24 Co. Ltd.	494	8,961
Rakuten, Inc.	3,663	43,322
Resona Holdings, Inc.	9,510	46,313
Ricoh Co. Ltd.	3,380	40,214
Rinnai Corp.	165	11,745
Rohm Co. Ltd.	486	19,601
Sankyo Co. Ltd.	271	12,801
Sanrio Co. Ltd.	225	10,470
Santen Pharmaceutical Co. Ltd.	374	16,102
SBI Holdings, Inc.	1,020	11,261
Secom Co. Ltd.	1,059	57,659
Sega Sammy Holdings, Inc.	940	23,533
Sekisui Chemical Co. Ltd.	2,148	22,805
Sekisui House Ltd.	2,730	39,472
Seven & I Holdings Co. Ltd.	3,800	138,889
Seven Bank Ltd.	3,003	10,900
Sharp Corp.*	5,177	20,879
Shikoku Electric Power Co., Inc.*	900	16,252
Shimadzu Corp.	1,195	9,615
Shimamura Co. Ltd.	113	13,729
Shimano, Inc.	398	33,789
Shimizu Corp.	2,982	11,997
Shin-Etsu Chemical Co. Ltd.	2,071	137,398
Shinsei Bank Ltd.	8,320	18,875
Shionogi & Co. Ltd.	1,505	31,411
Shiseido Co. Ltd.	1,815	27,029
Shizuoka Bank Ltd. (The)	2,851	30,729
Showa Denko Kabushiki Kaisha	7,549	9,971
Showa Shell Sekiyu Kabushiki Kaisha	950	7,816
SMC Corp.	272	54,630
Softbank Corp.	4,785	279,342
Sojitz Corp.	6,310	10,498
Sony Corp.	5,102	106,896
Sony Financial Holdings, Inc.	877	13,856
Stanley Electric Co. Ltd.	722	14,064
Sumco Corp.	586	6,446
Sumitomo Chemical Co. Ltd.	7,512	23,631
Sumitomo Corp.	5,675	70,780
Sumitomo Electric Industries Ltd.	3,803	45,477
Sumitomo Heavy Industries Ltd.	2,789	11,754
Sumitomo Metal Mining Co. Ltd.	2,639	29,429
Sumitomo Mitsui Financial Group, Inc.	6,417	294,387

See Notes to Schedules of Portfolio Investments.

Sumitomo Realty & Development Co. Ltd.	1,801	71,818
Sumitomo Rubber Industries Ltd.	863	14,114
Suruga Bank Ltd.	911	16,552
Suzuken Co. Ltd.	356	11,989
Suzuki Motor Corp.	1,839	42,406
Sysmex Corp.	365	23,884
T&D Holdings, Inc.	2,921	39,288
Taiheiyo Cement Corp.	5,929	18,950
Taisei Corp.	4,887	17,689
Taisho Pharmaceutical Holdings Co. Ltd.	159	11,286
Taiyo Nippon Sanso Corp.	1,220	8,426
Takashimaya Co. Ltd.	1,335	13,528
Takeda Pharmaceutical Co. Ltd.	3,982	179,869
TDK Corp.	621	21,445
Teijin Ltd.	4,717	10,368
Terumo Corp.	766	38,115
THK Co. Ltd.	574	12,067
Tobu Railway Co. Ltd.	5,151	26,539
Toho Co. Ltd.	572	11,777
Toho Gas Co. Ltd.	2,065	10,681
Tohoku Electric Power Co., Inc.*	2,282	28,508
Tokio Marine Holdings, Inc.	3,492	110,731
Tokyo Electric Power Co., Inc. (The)*	7,293	37,722
Tokyo Electron Ltd.	866	43,833
Tokyo Gas Co. Ltd.	12,348	68,227
Tokyo Tatemono Co. Ltd.	2,075	17,281
Tokyu Corp.	5,734	37,521
Tokyu Land Corp.	2,152	19,745
TonenGeneral Sekiyu Kabushiki Kaisha	1,425	13,807
Toppan Printing Co. Ltd.	2,822	19,604
Toray Industries, Inc.	7,403	47,920
Toshiba Corp.	20,297	97,617
TOTO Ltd.	1,500	15,260
Toyo Seikan Kaisha Ltd.	824	12,687
Toyo Suisan Kaisha Ltd.	448	14,906
Toyoda Gosei Co. Ltd.	329	8,064
Toyota Boshoku Corp.	331	4,772
Toyota Industries Corp.	822	33,649
Toyota Motor Corp.	13,452	812,437
Toyota Tsusho Corp.	1,072	27,638
Trend Micro, Inc.	531	16,865
Tsumura & Co.	304	8,962
Ube Industries Ltd.	5,089	9,441
Uni-Charm Corp.	575	32,524
United Urban Investment Corp., REIT	12	16,225
USS Co. Ltd.	111	14,090
West Japan Railway Co.	850	36,081
Yahoo Japan Corp.	73	35,992
Yakult Honsha Co. Ltd.	443	18,358
Yamada Denki Co. Ltd.	464	18,830
Yamaguchi Financial Group, Inc.	1,067	10,511

See Notes to Schedules of Portfolio Investments.

Yamaha Corp.	796	9,125
Yamaha Motor Co. Ltd.	1,412	18,294
Yamato Holdings Co. Ltd.	1,861	39,235
Yamato Kogyo Co. Ltd.	211	6,457
Yamazaki Baking Co. Ltd.	556	6,531
Yaskawa Electric Corp.	1,082	13,168
Yokogawa Electric Corp.	1,084	12,973
Yokohama Rubber Co. Ltd. (The)	1,037	10,424

		12,814,453

Jersey 0.1%
Petrofac Ltd.	521	9,493
Randgold Resources Ltd.	169	10,500
Shire PLC	1,120	35,517

		55,510

Luxembourg 0.5%
ArcelorMittal	4,945	55,188
Millicom International Cellular SA	186	13,399
SES	1,504	43,069
Tenaris SA	8,128	163,035

		274,691

Macau 0.0%(c)
MGM China Holdings Ltd.	1,443	3,851

Mauritius 0.0%(c)
Golden Agri-Resources Ltd.	21,506	9,502

Netherlands 3.0%
Aegon NV	9,656	64,591
Akzo Nobel NV	1,297	73,126
ASML Holding NV	1,713	135,166
Corio NV REIT	367	14,601
DE Master Blenders 1753 NV*	2,751	44,044
Delta Lloyd NV	1,001	20,059
Fugro NV	383	20,764
Gemalto NV	432	39,114
Heineken Holding NV	549	30,803
Heineken NV	1,254	79,900
ING Groep NV*	20,839	189,875
Koninklijke Ahold NV	5,484	81,626
Koninklijke Boskalis Westminster NV	414	15,097
Koninklijke DSM NV	839	54,670
Koninklijke KPN NV	17,524	36,428
Koninklijke Philips Electronics NV	5,208	141,986
Koninklijke Vopak NV	383	22,596
QIAGEN NV*	1,689	33,186
Randstad Holding NV	656	26,897
Reed Elsevier NV	3,753	62,529
TNT Express NV	1,932	14,490
Unilever NV	8,587	338,168
Wolters Kluwer NV	1,643	34,763

See Notes to Schedules of Portfolio Investments.

Ziggo NV	926	37,064

		1,611,543

New Zealand 0.7%
Auckland International Airport Ltd.	27,067	62,297
Contact Energy Ltd.	9,418	37,368
Fletcher Building Ltd.	19,114	124,869
Sky City Entertainment Group Ltd.	14,758	49,864
Telecom Corp. of New Zealand Ltd.	50,184	87,503

		361,901

Norway 1.8%
Aker Solutions ASA	1,731	23,553
DnB NOR ASA	10,291	149,002
Gjensidige Forsikring ASA	2,106	30,978
Norsk Hydro ASA	9,804	39,123
Orkla ASA	8,047	65,920
Seadrill Ltd.	3,954	159,609
StatoilHydro ASA	12,369	255,144
Telenor ASA	8,133	161,205
Yara International ASA	2,121	84,570

		969,104

Portugal 0.8%
Banco Espirito Santo SA*	38,945	31,176
EDP - Energias de Portugal SA	45,527	146,669
Galp Energia SGPS SA	6,199	91,784
Jeronimo Martins SGPS SA	5,422	114,262
Portugal Telecom SGPS SA	15,397	59,924

		443,815

Singapore 1.0%
Ascendas REIT	5,951	10,470
CapitaCommercial Trust, REIT	5,812	6,718
CapitaLand Ltd.	7,479	18,174
CapitaMall Trust REIT	7,062	11,115
CapitaMalls Asia Ltd.	3,976	5,725
City Developments Ltd.	1,195	10,088
ComfortDelGro Corp. Ltd.	5,872	8,501
DBS Group Holdings Ltd.	4,991	61,034
Genting Singapore PLC	17,824	18,562
Global Logistic Properties Ltd.	9,024	19,579
Jardine Cycle & Carriage Ltd.	312	10,464
Keppel Corp. Ltd.	4,211	34,552
Keppel Land Ltd.	2,030	5,365
Olam International Ltd.	4,277	5,534
Oversea-Chinese Banking Corp. Ltd.	7,532	59,424
SembCorp Industries Ltd.	2,870	11,208
SembCorp Marine Ltd.	2,439	8,313
Singapore Airlines Ltd.	1,576	12,608
Singapore Exchange Ltd.	2,503	13,883
Singapore Press Holdings Ltd.	4,661	15,334
Singapore Technologies Engineering Ltd.	4,507	14,899

See Notes to Schedules of Portfolio Investments.

Singapore Telecommunications Ltd.	23,264	69,196
StarHub Ltd.	1,756	5,791
United Overseas Bank Ltd.	3,714	58,193
UOL Group Ltd.	1,349	7,152
Wilmar International Ltd.	5,600	13,917
Yangzijiang Shipbuilding Holdings Ltd.	5,599	3,666

		519,465

Spain 4.9%
Abertis Infraestructuras SA	3,103	54,123
Acciona SA	218	11,506
Actividades de Construccion y Servicios SA	1,199	31,760
Amadeus IT Holding SA, Cl A	3,220	102,918
Banco Bilbao Vizcaya Argentaria SA	45,948	385,464
Banco de Sabadell SA	22,542	37,411
Banco Popular Espanol SA*	10,674	32,721
Banco Santander SA	86,741	553,467
Bankia SA*	34,115	26,377
Criteria Caixacorp SA	9,827	30,200
Distribuidora Internacional de Alimentacion SA	5,175	39,136
Enagas	1,617	39,959
Ferrovial SA	3,415	54,586
Gas Natural SDG SA	2,965	59,782
Grifols SA	1,263	46,360
Iberdrola SA	39,868	210,483
Inditex SA	1,847	228,009
Mapfre SA	6,516	21,221
Red Electrica Corporacion SA	917	50,430
Repsol YPF SA	7,055	148,859
Telefonica SA*	34,124	437,290
Zardoya Otis SA	1,305	18,498

		2,620,560

Sweden 1.9%
Alfa Laval AB	930	18,999
Assa Abloy AB, Cl B	988	38,718
Atlas Copco AB, Cl A	1,985	47,952
Atlas Copco AB, Cl B	1,154	24,745
Boliden AB	809	10,031
Electrolux AB, Cl B	711	17,960
Elekta AB, B SHS	1,090	16,579
Getinge AB	592	17,991
Hennes & Mauritz AB, Cl B	2,806	92,221
Hexagon AB, Cl B	701	18,743
Husqvarna AB, Cl B	1,194	6,301
Industrivarden AB, Cl C	349	5,829
Investor AB, Cl B	1,347	36,215
Kinnevik Investment AB, Cl B	608	15,585
Lundin Petroleum AB*	658	13,050
Nordea Bank AB	7,779	86,999
Ratos AB, B Shares	567	4,401
Sandvik AB	3,151	37,684

See Notes to Schedules of Portfolio Investments.

Scania AB	946	18,945
Securitas AB, Cl B	926	8,099
Skandinaviska Enskilda Banken AB, Cl A	4,489	42,908
Skanska AB, Cl B	1,123	18,638
SKF AB, Cl B	1,159	27,151
Svenska Cellulosa AB, Cl B	1,723	43,241
Svenska Handelsbanken AB, Cl A	1,470	59,010
Swedbank AB, Cl A	2,677	61,395
Swedish Match AB	609	21,623
Tele2 AB, Cl B	941	11,050
Telefonaktiebolaget LM Ericsson, Cl B	8,993	101,850
TeliaSonera AB	7,037	45,888
Volvo AB, Cl B	4,445	59,522

		1,029,323

Switzerland 2.7%
ABB Ltd.*	2,766	60,061
Actelion Ltd.*	136	8,193
Adecco SA*	167	9,521
Aryzta AG*	110	6,184
Baloise Holding AG	61	5,932
Banque Cantonale Vaudoise	4	1,986
Barry Callebaut AG*	2	1,832
Coca-Cola HBC AG*	405	9,480
Compagnie Financiere Richemont SA, Cl A	657	58,115
Credit Suisse Group AG*	1,885	49,991
EMS-Chemie Holding AG	11	3,255
Geberit AG	50	12,403
Givaudan SA*	11	14,196
Glencore Xstrata PLC	20,067	83,063
Holcim Ltd.*	289	20,148
Julius Baer Group Ltd.*	282	11,014
Kuehne + Nagel International AG	68	7,466
Lindt & Spruengli AG PC*	1	3,756
Lonza Group AG*	67	5,047
Nestle SA	3,933	257,953
Novartis AG	2,893	205,516
Pargesa Holding SA	34	2,270
Partners Group Holding AG	22	5,957
Roche Holding AG	884	219,935
Schindler Holding AG PC	62	8,638
Schindler Holding AG RS	28	3,794
SGS SA	8	17,185
Sika AG	3	7,769
Sonova Holding AG	63	6,683
STMicroelectronics NV	3,154	28,413
Sulzer AG	31	4,959
Swatch Group AG (The) BS	40	21,894
Swatch Group AG (The) RS	55	5,182
Swiss Life Holding AG*	41	6,667
Swiss Prime Site AG	69	5,073
Swiss Re Ltd.	443	32,971

See Notes to Schedules of Portfolio Investments.

Swisscom AG	30	13,136
Syngenta AG	117	45,782
Transocean Ltd.	453	21,802
UBS AG	4,583	78,021
Wolseley PLC	551	25,418
Zurich Insurance Group AG	187	48,505

		1,445,166

United Kingdom 8.9%
3i Group PLC	1,951	10,018
Aberdeen Asset Management PLC	1,926	11,214
Admiral Group PLC	385	7,770
Aggreko PLC	540	13,486
AMEC PLC	598	9,141
Anglo American PLC	2,798	53,876
Antofagasta PLC	793	9,589
ARM Holdings PLC	2,804	33,905
Associated British Foods PLC	716	18,894
AstraZeneca PLC	2,506	118,728
Aviva PLC	5,916	30,557
Babcock International Group PLC	724	12,146
BAE Systems PLC	6,521	37,986
Barclays PLC	24,531	103,891
BG Group PLC	6,832	116,225
BHP Billiton PLC	4,240	108,469
BP PLC	38,481	266,447
British American Tobacco PLC	3,875	198,470
British Land Co. PLC (The) REIT	1,882	16,216
British Sky Broadcasting Group PLC	2,112	25,441
BT Group PLC	15,825	74,421
Bunzl PLC	668	13,005
Burberry Group PLC	888	18,247
Capita Group PLC	1,317	19,350
Capital Shopping Centres Group PLC REIT	1,342	6,380
Carnival PLC	369	12,852
Centrica PLC	10,435	57,168
Cobham PLC	2,166	8,635
Compass Group PLC	3,675	46,952
Croda International PLC	272	10,247
Diageo PLC	5,039	144,084
Direct Line Insurance Group PLC	1,657	5,872
easyJet PLC	319	6,288
Fresnillo PLC	361	4,843
G4S PLC	2,833	9,928
GKN PLC	3,278	15,022
GlaxoSmithKline PLC	9,852	246,943
Hammerson PLC REIT	1,432	10,613
Hargreaves Lansdown PLC	429	5,794
HSBC Holdings PLC	36,269	376,214
ICAP PLC	1,103	6,098
IMI PLC	646	12,183
Imperial Tobacco Group PLC	1,969	68,280

See Notes to Schedules of Portfolio Investments.

Inmarsat PLC	900	9,219
InterContinental Hotels Group PLC	539	14,822
International Consolidated Airlines Group SA*	7,851	31,537
Intertek Group PLC	323	14,360
Invensys PLC	1,279	8,024
Investec PLC	1,154	7,261
ITV PLC	7,463	15,902
J Sainsbury PLC	2,465	13,321
Johnson Matthey PLC	412	16,468
Kingfisher PLC	4,764	24,853
Land Securities Group PLC REIT	1,570	21,109
Legal & General Group PLC	11,873	30,952
Lloyds Banking Group PLC*	91,805	88,191
London Stock Exchange Group PLC	354	7,199
Marks & Spencer Group PLC	3,240	21,224
Meggitt PLC	1,576	12,405
Melrose Industries PLC	2,544	9,646
National Grid PLC	7,358	83,486
Next PLC	324	22,461
Old Mutual PLC	9,826	27,005
Pearson PLC	1,642	29,245
Persimmon PLC	608	10,921
Prudential PLC	5,135	83,958
Reckitt Benckiser Group PLC	1,298	91,760
Reed Elsevier PLC	2,398	27,245
Rexam PLC	1,588	11,533
Rio Tinto PLC	2,552	104,140
Rolls-Royce Holdings PLC	3,776	65,127
Royal Bank of Scotland Group PLC*	4,272	17,771
Royal Dutch Shell PLC, Cl A	7,575	241,945
Royal Dutch Shell PLC, Cl B	5,249	173,720
RSA Insurance Group PLC	7,225	13,077
SABMiller PLC	1,925	92,300
Sage Group PLC (The)	2,267	11,730
Schroders PLC	205	6,806
Scottish & Southern Energy PLC	1,925	44,591
Segro PLC	1,491	6,331
Serco Group PLC	1,001	9,386
Severn Trent PLC	479	12,123
Smith & Nephew PLC	1,818	20,323
Smiths Group PLC	790	15,716
Standard Chartered PLC	4,845	105,156
Standard Life PLC	4,735	24,896
Subsea 7 SA*	2,779	48,723
Tate & Lyle PLC	937	11,750
Tesco PLC	16,172	81,514
Travis Perkins PLC	493	10,917
TUI Travel PLC	898	4,875
Tullow Oil PLC	1,824	27,770
Unilever PLC	2,577	104,337
United Utilities Group PLC	1,370	14,252

See Notes to Schedules of Portfolio Investments.

Vedanta Resources PLC	187	2,901
Vodafone Group PLC	98,247	280,702
Weir Group PLC (The)	427	13,970
Whitbread PLC	361	16,779
William Hill PLC	1,733	11,621
WM Morrison Supermarkets PLC	4,432	17,648
WPP PLC	2,539	43,328

		4,772,220

Total Common Stocks (Cost $31,146,331)		50,078,400

Preferred Stocks 0.9%
Germany 0.9%
Bayerische Motoren Werke AG, 4.73%	382	26,120
Fuchs Petrolub AG, (Preference Shares) 2.16%	254	20,217
Henkel AG & Co. KGaA, 1.31%	1,272	119,624
Porsche AG, 3.34%	1,093	84,622
ProSiebenSat.1 Media AG, 4.19%	742	31,892
RWE AG, 7.38%	279	8,625
Volkswagen AG, 2.25%	1,032	208,951

Total Preferred Stocks (Cost $144,132)		500,051

Rights 0.0%(c)
Austria 0.0%(a)(b)(c)(e)
IMMOEAST AG*	175,419	—

France 0.0%(c)
Groupe Fnac*	7	18

Hong Kong 0.0%(c)
New Hotel*	78	—

Spain 0.0%(c)
Repsol SA*	7,055	3,931

Total Rights (Cost $4,169)		3,949

Exchange Traded Funds 5.5%
iShares MSCI Australia Index Fund(d)	4,598	103,823
iShares MSCI Austria Investable Market Index Fund	2,795	45,391
iShares MSCI Belgium Investable Market Index Fund	697	9,493
iShares MSCI EAFE Index Fund	16,229	931,220
iShares MSCI EMU Index Fund	26,983	876,408
iShares MSCI Germany Index Fund	4,720	116,584
iShares MSCI Italy Index Fund(d)	15,840	187,070
iShares MSCI Japan Index Fund	39,294	440,879
iShares MSCI Netherlands Investable Market Index Fund	692	14,394
iShares MSCI Singapore Index Fund	958	12,253
iShares MSCI Spain Index Fund	3,399	94,118
iShares MSCI Sweden Index Fund	303	9,032
iShares MSCI United Kingdom Index Fund	4,399	77,686

Total Exchange Traded Funds (Cost $3,056,210)		2,918,351

See Notes to Schedules of Portfolio Investments.

Trust 0.0%(c)
Singapore 0.0%(c)
Hutchison Port Holdings Trust	15,249	11,208

Total Trust (Cost $11,625)		11,208

Short-Term Investment 1.1%
RidgeWorth Funds Securities Lending Joint Account(f)	583,770	583,770

Total Short-Term Investment (Cost $583,770)		583,770

Money Market Fund 0.2%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(g)	92,885	92,885

Total Money Market Fund (Cost $92,885)		92,885

Total Investments (Cost $35,039,122) — 101.5%		54,188,614
Liabilities in Excess of Other Assets — (1.5)%		(781,225)

Net Assets — 100.0%		$53,407,389

*	Non-income producing security.
(a)	Valued at fair value using procedures approved by the Board of Trustees (See Note 2(a)).
(b)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(c)	Less than 0.05% of Net Assets.
(d)	The security or a partial position of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $546,816.
(e)	Escrowed rights that are not tradable.
(f)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013 (See Note 2 (i)).
(g)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

Investment Abbreviations

BS	– Bearer Shares
MSCI	– Morgan Stanley Capital International
PC	– Participation Certificate
RS	– Registered Shares
REIT	– Real Estate Investment Trust
SP ADR	– Sponsored American Depositary Receipt

The investment concentrations for the International Equity Index Fund as a percentage of total investments by sector, as of June 30, 2013, were as follows:

Financials	22.4%
Consumer Discretionary	12.2
Industrials	12.2
Consumer Staples	8.8
Health Care	8.0
Materials	7.7
Energy	7.0
Telecommunication Services	5.5
Information Technology	4.8
Utilities	4.7
Exchange Traded Funds	5.4
Short-Term Investments	1.1
Money Market Fund	0.2

100.0%

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 99.0%
Consumer Discretionary 22.5%
Amazon.com, Inc.*	20,427	5,672,374
BorgWarner, Inc.*	38,964	3,356,749
Chipotle Mexican Grill, Inc.*	5,575	2,031,251
DR Horton, Inc.	176,332	3,752,345
Home Depot, Inc. (The)	34,233	2,652,030
Las Vegas Sands Corp.	59,936	3,172,412
Macy’s, Inc.	91,066	4,371,168
Michael Kors Holdings Ltd.*	59,563	3,694,097
Netflix, Inc.*	9,465	1,997,967
Priceline.com, Inc.*	5,868	4,853,599
Scripps Networks Interactive, Cl A	42,724	2,852,254
Starbucks Corp.	86,973	5,695,862
Under Armour, Inc., Cl A*(a)	50,474	3,013,803
VF Corp.	17,809	3,438,206
Viacom, Inc., Cl B	45,070	3,067,013
Yum! Brands, Inc.	52,135	3,615,041

		57,236,171

Consumer Staples 8.4%
Colgate-Palmolive Co.	78,778	4,513,192
Costco Wholesale Corp.	50,040	5,532,923
Estee Lauder Cos., Inc. (The), Cl A	60,511	3,979,808
Philip Morris International, Inc.	83,813	7,259,882

		21,285,805

Energy 5.8%
Cameron International Corp.*	60,259	3,685,440
EOG Resources, Inc.	25,343	3,337,166
Phillips 66	30,250	1,782,028
Schlumberger Ltd.	80,851	5,793,783

		14,598,417

Financials 4.6%
Discover Financial Services	57,946	2,760,548
Genworth Financial, Inc., Cl A*	220,425	2,515,049
Morgan Stanley	130,810	3,195,688
T. Rowe Price Group, Inc.	44,407	3,248,372

		11,719,657

Health Care 16.3%
Alexion Pharmaceuticals, Inc.*	60,639	5,593,341
Allergan, Inc.	43,138	3,633,945
Biogen Idec, Inc.*	29,365	6,319,348
Cerner Corp.*	32,339	3,107,455
Express Scripts Holding Co.*	82,404	5,083,503

See Notes to Schedules of Portfolio Investments.

Gilead Sciences, Inc.*	139,941	7,166,379
HCA Holdings, Inc.	34,297	1,236,750
Intuitive Surgical, Inc.*	7,537	3,818,093
Mylan, Inc.*	179,607	5,573,205

		41,532,019

Industrials 14.2%
BE Aerospace, Inc.*	31,730	2,001,528
Cummins, Inc.	30,947	3,356,512
Fluor Corp.	60,333	3,578,350
Fortune Brands Home & Security, Inc.	99,730	3,863,540
Honeywell International, Inc.	79,810	6,332,125
J.B. Hunt Transport Services, Inc.	43,036	3,108,921
Precision Castparts Corp.	18,557	4,194,068
Union Pacific Corp.	35,434	5,466,757
United Parcel Service, Inc., Cl B	48,406	4,186,151

		36,087,952

Information Technology 25.6%
Analog Devices, Inc.	73,439	3,309,161
Apple, Inc.	36,921	14,623,670
ARM Holdings PLC SP ADR	70,225	2,540,741
ASML Holding NV NYS	18,112	1,432,659
Broadcom Corp., Cl A	81,537	2,752,689
Cognizant Technology Solutions Corp., Cl A*	37,520	2,349,127
EMC Corp.	155,110	3,663,698
Google, Inc., Cl A*	12,472	10,979,975
LinkedIn Corp., Cl A*	11,602	2,068,637
QUALCOMM, Inc.	102,413	6,255,386
Red Hat, Inc.*	34,453	1,647,542
Salesforce.com, Inc.*	65,201	2,489,374
Visa, Inc., Cl A	33,982	6,210,211
Workday, Inc., Cl A*	30,481	1,953,527
Xilinx, Inc.	74,146	2,936,923

		65,213,320

Materials 1.6%
Monsanto Co.	41,306	4,081,033

Total Common Stocks (Cost $182,799,320)		251,754,374

Short-Term Investment 0.5%
RidgeWorth Funds Securities Lending Joint Account(b)	1,290,600	1,290,600

Total Short-Term Investment (Cost $1,290,600)		1,290,600

Money Market Fund 1.0%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(c)	2,564,314	2,564,314

Total Money Market Fund (Cost $2,564,314)		2,564,314

Total Investments (Cost $186,654,234) — 100.5%		255,609,288
Liabilities in Excess of Other Assets — (0.5)%		(1,210,483)

Net Assets — 100.0%		$254,398,805

See Notes to Schedules of Portfolio Investments.

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $1,289,736.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013 (See Note 2(i)).
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

Investment Abbreviations

NYS	– New York Registered Shares
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Large Cap Value Equity Fund

	Shares	Value($)
Common Stocks 98.3%
Consumer Discretionary 9.8%
Comcast Corp., Cl A	696,600	29,173,608
Johnson Controls, Inc.	910,050	32,570,689
Lowe’s Cos., Inc.	459,350	18,787,415
Pearson PLC SP ADR(a)	1,935,609	34,666,757
Time Warner Cable, Inc.	97,150	10,927,432
Viacom, Inc., Cl B	281,500	19,156,075
Walt Disney Co. (The)	293,850	18,556,628
Wynn Resorts Ltd.	101,300	12,966,400

		176,805,004

Consumer Staples 4.1%
Mondelez International, Inc., Cl A	1,127,400	32,164,722
Procter & Gamble Co. (The)	539,700	41,551,503

		73,716,225

Energy 13.7%
Baker Hughes, Inc.	401,300	18,511,969
Chevron Corp.	449,100	53,146,494
ConocoPhillips	667,350	40,374,675
Exxon Mobil Corp.	553,900	50,044,865
National Oilwell Varco, Inc.	260,150	17,924,335
Occidental Petroleum Corp.	541,377	48,307,070
Schlumberger Ltd.	261,350	18,728,341

		247,037,749

Financials 24.6%
Alexandria Real Estate Equities, Inc., REIT	84,950	5,582,914
American Campus Communities, Inc., REIT	363,300	14,771,778
American Tower Corp., REIT	383,150	28,035,086
Ameriprise Financial, Inc.	243,950	19,730,676
Aon PLC	539,100	34,691,085
BlackRock, Inc.	120,625	30,982,531
Citigroup, Inc.	391,850	18,797,045
Comerica, Inc.	340,300	13,554,149
Franklin Resources, Inc.	195,000	26,523,900
JPMorgan Chase & Co.	938,350	49,535,496
MetLife, Inc.	670,700	30,691,232
Progressive Corp. (The)	366,450	9,315,159
Prudential Financial, Inc.	215,800	15,759,874
Simon Property Group, Inc., REIT	170,250	26,885,880
Travelers Cos., Inc. (The)	339,200	27,108,864
U.S. Bancorp	1,369,750	49,516,462
Wells Fargo & Co.	1,010,000	41,682,700

		443,164,831

See Notes to Schedules of Portfolio Investments.

Health Care 12.1%
Agilent Technologies, Inc.	801,400	34,267,864
Cigna Corp.	629,950	45,665,075
Johnson & Johnson	468,000	40,182,480
Medtronic, Inc.	186,950	9,622,317
Merck & Co., Inc.	1,036,150	48,129,167
Pfizer, Inc.	777,450	21,776,374
Zoetis, Inc.	607,650	18,770,309

		218,413,586

Industrials 22.2%
ADT Corp. (The)	227,150	9,051,928
Caterpillar, Inc.	428,500	35,346,965
CSX Corp.	374,850	8,692,772
Cummins, Inc.	270,600	29,349,276
Emerson Electric Co.	160,000	8,726,400
FedEx Corp.	283,100	27,907,998
Flowserve Corp.	528,975	28,569,940
Fluor Corp.	481,300	28,545,903
General Dynamics Corp.	244,000	19,112,520
General Electric Co.	2,127,150	49,328,608
Joy Global, Inc.	244,000	11,841,320
Pentair Ltd.	267,550	15,434,959
Rockwell Automation, Inc.	319,000	26,521,660
Stanley Black & Decker, Inc.	401,800	31,059,140
Tyco International Ltd.	664,350	21,890,332
United Parcel Service, Inc., Cl B	249,050	21,537,844
United Technologies Corp.	290,500	26,999,070

		399,916,635

Information Technology 5.5%
Cisco Systems, Inc.	1,472,000	35,784,320
Microchip Technology, Inc.(a)	510,850	19,029,163
Microsoft Corp.	258,500	8,926,005
Texas Instruments, Inc.	1,016,100	35,431,407

		99,170,895

Materials 2.7%
Airgas, Inc.	197,400	18,843,804
Ashland, Inc.	195,006	16,283,001
Celanese Corp., Cl A	290,506	13,014,669

		48,141,474

Telecommunication Services 2.5%
AT&T, Inc.	900,850	31,890,090
Verizon Communications, Inc.	250,000	12,585,000

		44,475,090

Utilities 1.1%
PG&E Corp.	203,800	9,319,774
PPL Corp.	312,700	9,462,302

		18,782,076

Total Common Stocks (Cost $1,412,497,708)		1,769,623,565

See Notes to Schedules of Portfolio Investments.

Short-Term Investment 1.1%
RidgeWorth Funds Securities Lending Joint Account(b)	19,262,225	19,262,225

Total Short-Term Investment (Cost $19,262,225)		19,262,225

Money Market Fund 1.7%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(c)	31,648,697	31,648,697

Total Money Market Fund (Cost $31,648,697)		31,648,697

Total Investments (Cost $1,463,408,630) — 101.1%		1,820,534,487
Liabilities in Excess of Other Assets — (1.1)%		(19,939,640)

Net Assets — 100.0%		$1,800,594,847

(a)	The security or a partial position of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $18,882,100.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013 (See Note 2(i)).
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

Investment Abbreviations

REIT	– Real Estate Investment Trust
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Mid-Cap Value Equity Fund

	Shares	Value($)
Common Stocks 98.4%
Consumer Discretionary 5.8%
Coach, Inc.	375,000	21,408,750
Johnson Controls, Inc.	2,150,000	76,948,500
Pearson PLC SP ADR	2,500,000	44,775,000
Wynn Resorts Ltd.	217,950	27,897,600

		171,029,850

Consumer Staples 1.1%
Clorox Co. (The)	375,000	31,177,500

Energy 12.1%
Baker Hughes, Inc.	1,390,000	64,120,700
CARBO Ceramics, Inc.(a)	475,000	32,029,250
Energy XXI Bermuda Ltd.	1,425,000	31,606,500
Noble Energy, Inc.	790,000	47,431,600
QEP Resources, Inc.	2,625,000	72,922,500
Seadrill Ltd.(a)	1,385,000	56,424,900
Tidewater, Inc.	440,000	25,066,800
Valero Energy Corp.	720,000	25,034,400

		354,636,650

Financials 28.9%
Alexandria Real Estate Equities, Inc., REIT	575,000	37,789,000
Allstate Corp. (The)	665,000	31,999,800
American Campus Communities, Inc., REIT	1,325,000	53,874,500
American Realty Capital Properties, Inc., REIT	2,650,000	40,439,000
Ameriprise Financial, Inc.	680,000	54,998,400
Aon PLC	810,000	52,123,500
BankUnited, Inc.	925,000	24,059,250
BB&T Corp.	1,390,000	47,093,200
Chubb Corp. (The)	355,000	30,050,750
Comerica, Inc.	1,115,000	44,410,450
DDR Corp., REIT(a)	1,600,000	26,640,000
Digital Realty Trust, Inc. REIT(a)	595,000	36,295,000
Equity Residential, REIT	505,000	29,320,300
Hartford Financial Services Group, Inc. (The)	2,275,000	70,343,000
Health Care REIT, Inc.	840,000	56,305,200
Invesco Ltd.	1,350,000	42,930,000
Lazard Ltd., Cl A	2,075,000	66,711,250
MB Financial, Inc.	459,700	12,319,960
Mid-America Apartment Communities, Inc., REIT	480,000	32,529,600
Prologis, Inc., REIT	400,000	15,088,000
Regions Financial Corp.	4,625,000	44,076,250

		849,396,410

See Notes to Schedules of Portfolio Investments.

Health Care 7.5%
Agilent Technologies, Inc.	1,750,000	74,830,000
Cigna Corp.	960,000	69,590,400
STERIS Corp.	1,075,000	46,096,000
Zoetis, Inc.(a)	1,000,000	30,890,000

		221,406,400

Industrials 20.5%
ADT Corp. (The)*	770,000	30,684,500
Crane Co.	510,000	30,559,200
Cummins, Inc.	670,000	72,668,200
Fluor Corp.	850,000	50,413,500
General Dynamics Corp.	550,000	43,081,500
Herman Miller, Inc.	465,400	12,598,378
Joy Global, Inc.	1,670,000	81,045,100
Kennametal, Inc.	1,100,000	42,713,000
Manitowoc Co., Inc. (The)(a)	2,100,000	37,611,000
Pentair Ltd.	265,000	15,287,850
Rockwell Automation, Inc.	350,000	29,099,000
SPX Corp.	375,000	26,992,500
Stanley Black & Decker, Inc.	575,000	44,447,500
Titan International, Inc.(a)	1,325,000	22,352,750
Towers Watson & Co., Cl A	360,000	29,498,400
Tyco International Ltd.	1,024,100	33,744,095

		602,796,473

Information Technology 6.1%
Harris Corp.	800,000	39,400,000
Intersil Corp., Cl A	7,650,000	59,823,000
Microchip Technology, Inc.(a)	1,280,000	47,680,000
Total System Services, Inc.	1,300,000	31,824,000

		178,727,000

Materials 11.4%
Allegheny Technologies, Inc.	2,500,000	65,775,000
Ashland, Inc.	460,000	38,410,000
Axiall Corp.	1,050,000	44,709,000
Cabot Corp.	2,000,000	74,840,000
Celanese Corp., Cl A	675,000	30,240,000
Martin Marietta Materials, Inc.(a)	330,000	32,478,600
Scotts Miracle-Gro Co. (The), Cl A(a)	975,000	47,102,250

		333,554,850

Telecommunication Services 1.0%
CenturyLink, Inc.	850,000	30,047,500

Utilities 4.0%
American Water Works Co., Inc.	935,000	38,550,050
CenterPoint Energy, Inc.	1,770,000	41,577,300
NRG Energy, Inc.	1,350,000	36,045,000

		116,172,350

Total Common Stocks (Cost $2,653,716,271)		2,888,944,983

See Notes to Schedules of Portfolio Investments.

Short-Term Investment 5.9%
RidgeWorth Funds Securities Lending Joint Account(b)	173,228,200	173,228,200

Total Short-Term Investment (Cost $173,228,200)		173,228,200

Money Market Fund 1.6%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(c)	46,310,225	46,310,225

Total Money Market Fund (Cost $46,310,225)		46,310,225

Total Investments (Cost $2,873,254,696) — 105.9%		3,108,483,408
Liabilities in Excess of Other Assets — (5.9)%		(173,165,532)

Net Assets — 100.0%		$2,935,317,876

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $170,125,204.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013 (See Note 2 (i)).
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

Investment Abbreviations

REIT	– Real Estate Investment Trust
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Select Large Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 99.1%
Consumer Discretionary 19.0%
Amazon.com, Inc.*	2,839	788,362
Bed Bath & Beyond, Inc.*	10,351	733,886
Las Vegas Sands Corp.	15,722	832,166
Lowe’s Cos., Inc.	23,938	979,064
Macy’s, Inc.	21,863	1,049,424
Priceline.com, Inc.*	1,171	968,569
VF Corp.	3,330	642,890

		5,994,361

Consumer Staples 8.5%
Estee Lauder Cos., Inc. (The), Cl A	10,553	694,071
Mead Johnson Nutrition Co.	7,195	570,060
Philip Morris International, Inc.	7,246	627,648
Whole Foods Market, Inc.	15,173	781,106

		2,672,885

Energy 8.2%
Cameron International Corp.*	13,480	824,437
EOG Resources, Inc.	6,573	865,533
Halliburton Co.	21,660	903,655

		2,593,625

Financials 6.9%
American Express Co.	16,032	1,198,552
Morgan Stanley	40,514	989,757

		2,188,309

Health Care 14.9%
Alexion Pharmaceuticals, Inc.*	9,800	903,952
Biogen Idec, Inc.*	6,538	1,406,978
Catamaran Corp.*	10,623	517,553
Gilead Sciences, Inc.*	15,101	773,322
Intuitive Surgical, Inc.*	1,395	706,679
Mylan, Inc.*	12,636	392,095

		4,700,579

Industrials 14.6%
Cummins, Inc.	5,511	597,723
Fluor Corp.	12,448	738,291
Precision Castparts Corp.	3,150	711,931
Union Pacific Corp.	4,028	621,440
United Parcel Service, Inc., Cl B	9,563	827,008
W.W. Grainger, Inc.	4,409	1,111,862

		4,608,255

See Notes to Schedules of Portfolio Investments.

Information Technology 24.7%
Analog Devices, Inc.	16,144	727,449
Apple, Inc.	3,746	1,483,716
ARM Holdings PLC SP ADR	8,082	292,407
ASML Holding NV NYS	6,945	549,349
eBay, Inc.*	13,750	711,150
Google, Inc., Cl A*	2,179	1,918,326
QUALCOMM, Inc.	13,383	817,433
Visa, Inc., Cl A	7,140	1,304,835

		7,804,665

Materials 2.3%
Monsanto Co.	7,299	721,141

Total Common Stocks (Cost $23,534,820)		31,283,820

Money Market Fund 0.9%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(a)	300,745	300,745

Total Money Market Fund (Cost $300,745)		300,745

Total Investments (Cost $23,835,565) — 100.0%		31,584,565
Liabilities in Excess of Other Assets — (0.0)%(b)		(6,946)

Net Assets — 100.0%		$31,577,619

*	Non-income producing security.
(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.
(b)	Less than 0.05% of Net Assets.

Investment Abbreviations

NYS	– New York Registered Shares
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Small Cap Growth Stock Fund

	Shares	Value($)
Common Stocks 98.4%
Consumer Discretionary 16.7%
American Axle & Manufacturing Holdings, Inc.*	95,821	1,785,145
Asbury Automotive Group, Inc.*	38,234	1,533,183
Beazer Homes USA, Inc.*(a)	134,935	2,364,061
Buffalo Wild Wings, Inc.*	17,702	1,737,628
Capella Education Co.*	16,867	702,511
Chico’s FAS, Inc.	57,411	979,432
Express, Inc.*	100,452	2,106,478
G-III Apparel Group Ltd.*	32,332	1,555,816
Hibbett Sports, Inc.*	15,052	835,386
HomeAway, Inc.*	51,042	1,650,698
HSN, Inc.	21,669	1,164,059
ITT Educational Services, Inc.*(a)	19,655	479,582
KB Home	68,485	1,344,361
Krispy Kreme Doughnuts, Inc.*	68,544	1,196,093
LIN TV Corp., CL A*	119,368	1,826,330
Lions Gate Entertainment Corp.*(a)	43,764	1,202,197
Multimedia Games Holding Co., Inc.*	57,785	1,506,455
Ryland Group, Inc. (The)	38,705	1,552,071
Standard Pacific Corp.*(a)	193,497	1,611,830
Steven Madden Ltd.*	34,075	1,648,548

		28,781,864

Consumer Staples 2.3%
Hain Celestial Group, Inc. (The)*	30,932	2,009,652
United Natural Foods, Inc.*	35,491	1,916,159

		3,925,811

Energy 4.6%
Basic Energy Services, Inc.*(a)	108,215	1,308,319
Halcon Resources Corp.*(a)	176,801	1,002,462
Helix Energy Solutions Group, Inc.*	57,900	1,334,016
Hornbeck Offshore Services, Inc.*(a)	31,563	1,688,620
Kodiak Oil & Gas Corp.*	184,965	1,644,339
Mitcham Industries, Inc.*	53,791	902,613

		7,880,369

Financials 12.8%
Cardtronics, Inc.*	38,659	1,066,989
Cathay General Bancorp	105,445	2,145,806
E*TRADE Financial Corp.*	127,399	1,612,871
Encore Capital Group, Inc.*(a)	76,994	2,549,271
Hanmi Financial Corp.*	63,417	1,120,578
MB Financial, Inc.	72,705	1,948,494
MGIC Investment Corp.*	259,411	1,574,625

See Notes to Schedules of Portfolio Investments.

Portfolio Recovery Associates, Inc.*	8,646	1,328,285
PrivateBancorp, Inc.	84,190	1,785,670
Radian Group, Inc.(a)	178,000	2,068,360
Sterling Financial Corp.	36,217	861,240
Stifel Financial Corp.*	72,811	2,597,168
World Acceptance Corp.*(a)	17,686	1,537,621

		22,196,978

Health Care 18.7%
ABIOMED, Inc.*(a)	60,542	1,305,286
Acadia Healthcare Co., Inc.*	48,500	1,603,895
Air Methods Corp.	32,893	1,114,415
Align Technology, Inc.*	36,741	1,360,887
AVANIR Pharmaceuticals, Inc.*(a)	266,768	1,227,133
Cubist Pharmaceuticals, Inc.*	35,722	1,725,373
Endologix, Inc.*	119,512	1,587,119
Exelixis, Inc.*(a)	177,699	806,753
HealthSouth Corp.*	54,752	1,576,858
HeartWare International, Inc.*	21,592	2,053,615
HMS Holdings Corp.*	68,707	1,600,873
ICON PLC*	48,105	1,704,360
Impax Laboratories, Inc.*	36,813	734,419
LifePoint Hospitals, Inc.*	18,804	918,387
Medicines Co. (The)*(a)	52,926	1,628,004
Medidata Solutions, Inc.*	32,894	2,547,640
Neogen Corp.*	20,175	1,120,923
NPS Pharmaceuticals, Inc.*	122,344	1,847,394
NuVasive, Inc.*	48,019	1,190,391
Questcor Pharmaceuticals, Inc.	41,648	1,893,318
Santarus, Inc.*	32,653	687,346
Team Health Holdings, Inc.*	50,067	2,056,252

		32,290,641

Industrials 17.7%
AAR Corp.	46,852	1,029,807
Astronics Corp.*	12,446	508,668
Chart Industries, Inc.*	13,903	1,308,133
Corporate Executive Board Co. (The)	24,084	1,522,590
EMCOR Group, Inc.	31,284	1,271,695
H&E Equipment Services, Inc.	122,284	2,576,524
HEICO Corp.	28,414	1,431,213
Hub Group, Inc., Cl A*	39,085	1,423,476
InnerWorkings, Inc.*(a)	209,285	2,270,742
Kforce, Inc.	63,336	924,706
MasTec, Inc.*	25,575	841,418
Mueller Water Products, Inc., Cl A	313,979	2,169,595
Polypore International, Inc.*(a)	18,077	728,503
Powell Industries, Inc.*	17,540	905,941
Proto Labs, Inc.*(a)	17,984	1,168,420
Ryder System, Inc.	23,570	1,432,820
Simpson Manufacturing Co., Inc.	20,382	599,638
Spirit Airlines, Inc.*	30,111	956,626

See Notes to Schedules of Portfolio Investments.

Steelcase, Inc., CL A	76,825	1,120,109
Terex Corp.*	20,115	529,025
Trimas Corp.*	45,046	1,679,315
TrueBlue, Inc.*	84,002	1,768,242
US Airways Group, Inc.*(a)	93,382	1,533,332
Westport Innovations, Inc.*	25,560	857,027

		30,557,565

Information Technology 21.2%
Aspen Technology, Inc.*	67,720	1,949,659
Bottomline Technologies, Inc.*	55,060	1,392,467
CommVault Systems, Inc.*	33,836	2,567,814
Cornerstone OnDemand, Inc.*	40,407	1,749,219
Euronet Worldwide, Inc.*	32,948	1,049,723
Heartland Payment Systems, Inc.(a)	82,262	3,064,259
Imperva, Inc.*	38,846	1,749,624
Infoblox, Inc.*	66,942	1,958,723
Ixia*	40,262	740,821
Jive Software, Inc.*(a)	103,204	1,875,217
OpenTable, Inc.*(a)	16,425	1,050,379
PROS Holdings, Inc.*	55,286	1,655,816
QLIK Technologies, Inc.*	103,467	2,925,012
Semtech Corp.*	56,303	1,972,294
Sourcefire, Inc.*	27,202	1,511,071
Stratasys Ltd.*(a)	15,342	1,284,739
Synaptics, Inc.*	67,276	2,594,163
Tangoe, Inc.*	48,712	751,626
Trulia, Inc.*(a)	33,350	1,036,852
Ultimate Software Group, Inc.*	25,828	3,029,366
Universal Display Corp.*(a)	28,846	810,861

		36,719,705

Materials 2.5%
Flotek Industries, Inc.*	91,061	1,633,635
Haynes International, Inc.	12,668	606,417
Headwaters, Inc.*	134,880	1,192,339
LSB Industries, Inc.*	29,929	910,141

		4,342,532

Telecommunication Services 1.9%
8x8, Inc.*(a)	211,813	1,745,339
Cogent Communications Group, Inc.	54,390	1,531,079

		3,276,418

Total Common Stocks (Cost $132,854,286)		169,971,883

Short-Term Investment 13.2%
RidgeWorth Funds Securities Lending Joint Account(b)	22,790,724	22,790,724

Total Short-Term Investment (Cost $22,790,724)		22,790,724

Money Market Fund 2.8%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(c)	4,897,999	4,897,999

Total Money Market Fund (Cost $4,897,999)		4,897,999

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $160,543,009) — 114.4%	197,660,606
Liabilities in Excess of Other Assets — (14.4)%	(24,829,756)

Net Assets — 100.0%	$172,830,850

*	Non-income producing security.
(a)	The security or a partial position of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $22,009,388.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013 (See Note 2(i)).
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Small Cap Value Equity Fund

	Shares	Value($)
Common Stocks 98.8%
Consumer Discretionary 21.2%
Arcos Dorados Holdings, Inc., Cl A	2,618,600	30,585,248
Brunswick Corp.	637,400	20,364,930
Destination Maternity Corp.	170,029	4,182,713
Einstein Noah Restaurant Group, Inc.	154,900	2,199,580
Guess?, Inc.	1,779,454	55,216,458
HSN, Inc.	1,030,300	55,347,716
Lithia Motors, Inc., Cl A	358,100	19,090,311
Meredith Corp.	773,000	36,872,100
NutriSystem, Inc.	761,150	8,966,347
Oxford Industries, Inc.	15,141	944,798
Scholastic Corp.	739,000	21,645,310
Sonic Automotive, Inc., Cl A	825,900	17,459,526
Sotheby’s	1,161,300	44,024,883
Thor Industries, Inc.	530,300	26,080,154

		342,980,074

Consumer Staples 4.3%
Casey’s General Stores, Inc.	232,200	13,969,152
Harris Teeter Supermarkets, Inc.	595,700	27,914,502
WD-40 Co.	515,250	28,070,820

		69,954,474

Energy 6.6%
Berry Petroleum Co., Cl A	298,600	12,636,752
Bristow Group, Inc.	601,900	39,316,108
CARBO Ceramics, Inc.	516,000	34,793,880
Patterson-UTI Energy, Inc.	1,061,100	20,537,591

		107,284,331

Financials 22.4%
American Realty Capital Properties, Inc., REIT	686,353	10,473,747
Banco Latinoamericano de Expectaciones SA, Cl E	259,050	5,800,130
Bank of Hawaii Corp.	105,400	5,303,728
Campus Crest Communities, Inc. REIT	792,000	9,139,680
Cash America International, Inc.	975,050	44,325,773
Evercore Partners, Inc., Cl A	571,350	22,442,628
Hancock Holding Co.	723,174	21,745,842
Hanover Insurance Group, Inc. (The)	709,350	34,708,495
HCC Insurance Holdings, Inc.	1,116,400	48,128,004
Horace Mann Educators Corp.	559,900	13,650,362
JMP Group, Inc.	582,300	3,866,472
Mid-America Apartment Communities, Inc., REIT	155,200	10,517,904
Monmouth Real Estate Investment Corp., Cl A REIT	111,000	1,095,570
National Retail Properties, Inc. REIT	181,250	6,235,000

See Notes to Schedules of Portfolio Investments.

Oppenheimer Holdings, Inc., Cl A	196,100	3,733,744
Protective Life Corp.	577,100	22,166,411
StanCorp Financial Group, Inc.	1,015,800	50,190,678
Starwood Property Trust, Inc., REIT	491,100	12,154,725
Tower Group International Ltd.	320,242	6,568,163
Trust Co Bank Corp. NY	411,000	2,235,840
UMB Financial Corp.	482,350	26,852,425

		361,335,321

Health Care 4.4%
Ensign Group, Inc.	323,700	11,400,714
Landauer, Inc.	200,400	9,681,324
STERIS Corp.	626,357	26,858,188
Teleflex, Inc.	287,100	22,247,379

		70,187,605

Industrials 27.0%
A.O. Smith Corp.	1,727,550	62,675,514
ABM Industries, Inc.	613,000	15,024,630
Barnes Group, Inc.	159,500	4,783,405
China Yuchai International Ltd.	132,600	2,337,738
CLARCOR, Inc.	492,200	25,697,762
Corrections Corp. of America	540,948	18,321,909
EMCOR Group, Inc.	414,400	16,845,360
Granite Construction, Inc.	108,200	3,220,032
Great Lakes Dredge & Dock Corp.	1,042,800	8,154,696
Grupo Aeroportuario del Pacifico SA de CV SP ADR	261,476	13,290,825
Grupo Aeroportuario del Sureste SAB de CV ADR	59,300	6,596,532
Harsco Corp.	485,200	11,251,788
Herman Miller, Inc.	943,400	25,537,838
Interface, Inc.	2,348,771	39,858,644
ITT Corp.	466,400	13,716,824
Kennametal, Inc.	175,400	6,810,782
Knoll, Inc.	848,600	12,058,606
Lennox International, Inc.	582,800	37,613,912
Mine Safety Appliances Co.	404,000	18,806,200
Progressive Waste Solutions Ltd.	1,950,424	41,953,620
Ritchie Bros Auctioneers, Inc.	465,800	8,952,676
Ryder System, Inc.	44,000	2,674,760
Sun Hydraulics Corp.	91,400	2,858,992
Tennant Co.	153,800	7,423,926
Titan International, Inc.	1,060,900	17,897,383
Viad Corp.	523,000	12,823,960

		437,188,314

Information Technology 7.0%
Black Box Corp.	268,550	6,799,686
DST Systems, Inc.	147,800	9,655,774
Fair Isaac Corp.	343,200	15,728,856
FEI Co.	344,400	25,137,756
FLIR Systems, Inc.	1,058,900	28,558,533
Plantronics, Inc.	621,350	27,289,692

		113,170,297

See Notes to Schedules of Portfolio Investments.

Materials 5.3%
A. Schulman, Inc.	473,300	12,693,906
Cabot Corp.	880,800	32,959,536
Carpenter Technology Corp.	379,200	17,090,544
Compass Minerals International, Inc.	94,100	7,954,273
Globe Specialty Metals, Inc.	648,700	7,051,369
Haynes International, Inc.	165,900	7,941,633

		85,691,261

Utilities 0.6%
Avista Corp.	60,550	1,636,061
California Water Service Group	442,400	8,631,224

		10,267,285

Total Common Stocks (Cost $1,299,684,660)		1,598,058,962

Money Market Fund 1.2%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.09%(a)	19,478,738	19,478,738

Total Money Market Fund (Cost $19,478,738)		19,478,738

Total Investments (Cost $1,319,163,398) — 100.0%		1,617,537,700
Liabilities in Excess of Other Assets — (0.0)%(b)		(531,278)

Net Assets — 100.0%		$1,617,006,422

(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.
(b)	Less than 0.05% of Net Assets.

Investment Abbreviations

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
SP ADR	– Sponsored American Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Aggressive Growth Allocation Strategy

	Shares	Value($)
Equity Funds 70.2%(a)
RidgeWorth International Equity Fund	116,199	1,336,292
RidgeWorth International Equity Index Fund	3,443	27,583
RidgeWorth Large Cap Growth Stock Fund	565,744	4,723,960
RidgeWorth Large Cap Value Equity Fund	305,385	4,962,510
RidgeWorth Mid-Cap Value Equity Fund	148,297	1,961,969
RidgeWorth Select Large Cap Growth Stock Fund*	46,307	1,270,653
RidgeWorth Small Cap Growth Stock Fund*	51,591	846,097
RidgeWorth Small Cap Value Equity Fund	52,782	815,486

Total Equity Funds (Cost $13,438,037)		15,944,550

Fixed Income Funds 15.1%(a)
RidgeWorth Corporate Bond Fund	854	7,568
RidgeWorth High Income Fund	25,380	180,705
RidgeWorth Intermediate Bond Fund	144	1,453
RidgeWorth Seix Floating Rate High Income Fund	20,049	179,844
RidgeWorth Seix High Yield Fund	24,257	241,596
RidgeWorth Total Return Bond Fund	257,101	2,694,419
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	11,232	113,779

Total Fixed Income Funds (Cost $3,531,641)		3,419,364

Exchange Traded Funds 14.0%
Consumer Discretionary Select Sector SPDR Fund	1,181	66,609
Consumer Staples Select Sector SPDR Fund	1,015	40,265
Energy Select Sector SPDR Fund	891	69,819
Financial Select Sector SPDR Fund	5,276	102,829
Health Care Select Sector SPDR Fund	1,761	83,841
Industrial Select Sector SPDR Fund	1,500	63,855
iShares Barclays 20+ Year Treasury Bond Fund	1,022	112,870
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	29	3,248
iShares Core S&P 500 Fund	12,058	1,940,976
iShares Dow Jones U.S. Real Estate Index Fund	3,521	233,759
iShares MSCI Emerging Markets Index Fund	4,876	188,068
iShares Russell 2000 Index Fund	311	30,217
Market Vectors Gold Miners Fund	3,554	86,753
Materials Select Sector SPDR Fund	571	21,892
Technology Select Sector SPDR Fund	4,132	126,398
Utilities Select Sector SPDR Fund	116	4,365

Total Exchange Traded Funds (Cost $2,735,158)		3,175,764

Money Market Fund 0.8%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	182,160	182,160

Total Money Market Fund (Cost $182,160)		182,160

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $19,886,996) — 100.1%	22,721,838
Liabilities in Excess of Other Assets — (0.1)%	(27,973)

Net Assets — 100.0%	$22,693,865

*	Non-income producing security.
(a)	Affiliated investment. Investment is in each Fund’s I Shares.
(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

Investment Abbreviations

MSCI – Morgan Stanley Capital International

SPDR – Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Conservative Allocation Strategy

	Shares	Value($)
Equity Funds 28.2%(a)
RidgeWorth International Equity Fund	118,624	1,364,174
RidgeWorth International Equity Index Fund	5,649	45,246
RidgeWorth Large Cap Growth Stock Fund	601,021	5,018,528
RidgeWorth Large Cap Value Equity Fund	320,192	5,203,113
RidgeWorth Mid-Cap Value Equity Fund	153,506	2,030,888
RidgeWorth Select Large Cap Growth Stock Fund*	48,682	1,335,825
RidgeWorth Small Cap Growth Stock Fund*	52,478	860,639
RidgeWorth Small Cap Value Equity Fund	53,578	827,775

Total Equity Funds (Cost $15,328,159)		16,686,188

Fixed Income Funds 63.8%(a)
RidgeWorth Corporate Bond Fund	9,449	83,716
RidgeWorth High Income Fund	281,060	2,001,144
RidgeWorth Intermediate Bond Fund	37,477	378,145
RidgeWorth Seix Floating Rate High Income Fund	217,532	1,951,264
RidgeWorth Seix High Yield Fund	229,643	2,287,249
RidgeWorth Total Return Bond Fund	2,811,953	29,469,268
RidgeWorth U.S. Government Securities Ultra Short Bond Fund	158,653	1,607,152

Total Fixed Income Funds (Cost $38,247,828)		37,777,938

Exchange Traded Funds 7.5%
Consumer Discretionary Select Sector SPDR Fund	953	53,749
Consumer Staples Select Sector SPDR Fund	823	32,648
Energy Select Sector SPDR Fund	746	58,457
Financial Select Sector SPDR Fund	4,400	85,756
Health Care Select Sector SPDR Fund	1,481	70,510
Industrial Select Sector SPDR Fund	1,227	52,233
iShares Barclays 20+ Year Treasury Bond Fund	12,247	1,352,559
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	309	34,611
iShares Core S&P 500 Fund	12,540	2,018,564
iShares Dow Jones U.S. Real Estate Index Fund	3,738	248,166
iShares MSCI Emerging Markets Index Fund	4,922	189,842
iShares Russell 2000 Index Fund	528	51,300
Market Vectors Gold Miners Fund	3,819	93,222
Materials Select Sector SPDR Fund	456	17,483
Technology Select Sector SPDR Fund	3,495	106,912
Utilities Select Sector SPDR Fund	133	5,005

Total Exchange Traded Funds (Cost $4,088,638)		4,471,017

Money Market Fund 0.5%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	309,919	309,919

Total Money Market Fund (Cost $309,919)		309,919

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $57,974,544) — 100.0%	59,245,062
Liabilities in Excess of Other Assets — (0.0)%(c)	(25,610)

Net Assets — 100.0%	$59,219,452

*	Non-income producing security.
(a)	Affiliated investment. Investment is in each Fund’s I Shares.
(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.
(c)	Less than 0.05% of Net Assets.

Investment Abbreviations

MSCI – Morgan Stanley Capital International

SPDR – Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Growth Allocation Strategy

	Shares	Value($)
Equity Funds 61.2%(a)
RidgeWorth International Equity Fund	292,326	3,361,744
RidgeWorth International Equity Index Fund	5,744	46,010
RidgeWorth Large Cap Growth Stock Fund	1,376,930	11,497,362
RidgeWorth Large Cap Value Equity Fund	768,014	12,480,224
RidgeWorth Mid-Cap Value Equity Fund	373,440	4,940,608
RidgeWorth Select Large Cap Growth Stock Fund*	131,784	3,616,143
RidgeWorth Small Cap Growth Stock Fund*	127,119	2,084,746
RidgeWorth Small Cap Value Equity Fund	130,102	2,010,076

Total Equity Funds (Cost $33,644,744)		40,036,913

Fixed Income Funds 24.7%(a)
RidgeWorth Corporate Bond Fund	3,963	35,109
RidgeWorth High Income Fund	118,058	840,570
RidgeWorth Intermediate Bond Fund	155	1,567
RidgeWorth Seix Floating Rate High Income Fund	93,753	840,965
RidgeWorth Seix High Yield Fund	119,039	1,185,629
RidgeWorth Total Return Bond Fund	1,215,864	12,742,258
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	51,967	526,421

Total Fixed Income Funds (Cost $15,924,815)		16,172,519

Exchange Traded Funds 13.0%
Consumer Discretionary Select Sector SPDR Fund	3,513	198,133
Consumer Staples Select Sector SPDR Fund	3,208	127,261
Energy Select Sector SPDR Fund	2,766	216,744
Financial Select Sector SPDR Fund	16,417	319,967
Health Care Select Sector SPDR Fund	5,560	264,712
Industrial Select Sector SPDR Fund	4,662	198,461
iShares Barclays 20+ Year Treasury Bond Fund	4,524	499,631
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	352	39,428
iShares Core S&P 500 Fund	29,281	4,713,363
iShares Dow Jones U.S. Real Estate Index Fund	9,118	605,344
iShares MSCI Emerging Markets Index Fund	12,300	474,411
iShares Russell 2000 Index Fund	1,309	127,182
Market Vectors Gold Miners Fund	9,371	228,746
Materials Select Sector SPDR Fund	1,615	61,919
Technology Select Sector SPDR Fund	12,931	395,559
Utilities Select Sector SPDR Fund	469	17,648

Total Exchange Traded Funds (Cost $7,430,054)		8,488,509

Money Market Fund 1.1%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	761,807	761,807

Total Money Market Fund (Cost $761,807)		761,807

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $57,761,420) — 100.0%	65,459,748
Liabilities in Excess of Other Assets — (0.0)%(c)	(21,269)

Net Assets — 100.0%	$65,438,479

*	Non-income producing security.
(a)	Affiliated investment. Investment is in each Fund’s I Shares.
(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.
(c)	Less than 0.05% of Net Assets.

Investment Abbreviations

MSCI – Morgan Stanley Capital International

SPDR – Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Moderate Allocation Strategy

	Shares	Value($)
Equity Funds 45.1%(a)
RidgeWorth International Equity Fund	526,529	6,055,085
RidgeWorth International Equity Index Fund	20,717	165,942
RidgeWorth Large Cap Growth Stock Fund	2,611,407	21,805,252
RidgeWorth Large Cap Value Equity Fund	1,409,393	22,902,637
RidgeWorth Mid-Cap Value Equity Fund	682,285	9,026,632
RidgeWorth Select Large Cap Growth Stock Fund*	226,787	6,223,037
RidgeWorth Small Cap Growth Stock Fund*	231,047	3,789,171
RidgeWorth Small Cap Value Equity Fund	236,299	3,650,821

Total Equity Funds (Cost $63,689,462)		73,618,577

Fixed Income Funds 44.0%(a)
RidgeWorth Corporate Bond Fund	3,391	30,040
RidgeWorth High Income Fund	524,602	3,735,164
RidgeWorth Institutional US Government Securities Ultra Short Bond Fund	232,243	2,352,622
RidgeWorth Intermediate Bond Fund	1,288	12,995
RidgeWorth Seix Floating Rate High Income Fund	411,144	3,687,962
RidgeWorth Seix High Yield Fund	516,656	5,145,896
RidgeWorth Total Return Bond Fund	5,413,260	56,730,965

Total Fixed Income Funds (Cost $70,815,697)		71,695,644

Exchange Traded Funds 10.1%
Consumer Discretionary Select Sector SPDR Fund	4,850	273,540
Consumer Staples Select Sector SPDR Fund	4,368	173,278
Energy Select Sector SPDR Fund	3,922	307,328
Financial Select Sector SPDR Fund	22,945	447,198
Health Care Select Sector SPDR Fund	7,729	367,978
Industrial Select Sector SPDR Fund	6,535	278,195
iShares Barclays 20+ Year Treasury Bond Fund	20,809	2,298,146
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	1,274	142,701
iShares Core S&P 500 Fund	54,877	8,833,551
iShares Dow Jones U.S. Real Estate Index Fund	16,470	1,093,443
iShares MSCI Emerging Markets Index Fund	22,077	851,510
iShares Russell 2000 Index Fund	3,161	307,123
Market Vectors Gold Miners Fund	16,386	399,982
Materials Select Sector SPDR Fund	2,509	96,195
Technology Select Sector SPDR Fund	18,260	558,573
Utilities Select Sector SPDR Fund	517	19,455

Total Exchange Traded Funds (Cost $14,202,690)		16,448,196

Money Market Fund 1.1%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(b)	1,775,623	1,775,623

Total Money Market Fund (Cost $1,775,623)		1,775,623

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $150,483,472) — 100.3%	163,538,040
Liabilities in Excess of Other Assets — (0.3)%	(471,217)

Net Assets — 100.0%	$163,066,823

*	Non-income producing security.
(a)	Affiliated investment. Investment is in each Fund’s I Shares.
(b)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

Investment Abbreviations

MSCI – Morgan Stanley Capital International

SPDR – Standard & Poor’s Depositary Receipt

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Core Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 1.3%

Home Equity 0.5%
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Cl M1, 0.623%, 07/25/35(a)	1,857,000	1,821,617

Other 0.8%
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(b)	2,263,744	2,416,666
Nationstar Agency Advance Funding Trust, Series 2013-T2A, Cl AT2, 1.892%, 02/18/48(b)	651,000	628,541

		3,045,207

Total Asset-Backed Securities (Cost $4,668,772)		4,866,824

Collateralized Mortgage Obligations 7.8%
Agency Collateralized Mortgage Obligations 4.8%
Federal Home Loan Mortgage Corporation
Series 3768, Cl CB, 3.500%, 12/15/25	36,000	36,944
Series 3774, Cl EW, 3.500%, 12/15/25	39,000	40,177
Series 3788, Cl YB, 3.500%, 01/15/26	9,765,488	10,050,191
Series 3800, Cl CB, 3.500%, 02/15/26	42,000	43,152
Series 3806, Cl L, 3.500%, 02/15/26	399,000	406,792
Series 3829, Cl BE, 3.500%, 03/15/26	58,000	59,766
Series 3877, Cl LM, 3.500%, 06/15/26	26,000	26,792
Series 3950, Cl YB, 3.000%, 11/15/26	626,000	617,379
Series 3980, Cl LG, 3.000%, 01/15/27	2,536,000	2,441,143
Series 4065, Cl CL, 3.000%, 06/15/27	838,000	801,889
Series 4077, Cl B, 3.000%, 07/15/27	731,000	699,221

		15,223,446

Federal National Mortgage Association
Series 2012-100, Cl EW, REMIC, 3.000%, 09/25/27	500,941	475,399
Series 2012-17, Cl BC, 3.500%, 03/25/27	1,379,000	1,417,393

		1,892,792

		17,116,238

Commercial Mortgage Backed Securities 3.0%

Extended Stay America Trust
Series 2013-ESH7, Cl A27, 2.958%, 12/05/31(b)	800,000	776,449

GS Mortgage Securities Corp. II
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(b)	1,746,000	1,719,117
Series 2012-BWTR, Cl A, 2.954%, 11/05/34(b)	1,069,000	994,459
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(b)	1,195,000	1,115,883

		3,829,459

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Cl A4B, 4.996%, 08/15/42(a)	2,295,000	2,420,738
Series 2010-C2, Cl C, 5.526%, 11/15/43(a)(b)	520,000	551,464

		2,972,202

See Notes to Schedules of Portfolio Investments.

Merrill Lynch Mortgage Trust
Series 2005-LC1, Cl AM, 5.306%, 01/12/44(a)	1,146,000	1,230,109

OBP Depositor LLC Trust
Series 2010-OBP, Cl A, 4.646%, 07/15/45(b)	1,896,000	2,055,950

		10,864,169

Total Collateralized Mortgage Obligations (Cost $28,438,276)		27,980,407

Corporate Bonds 24.6%

Aerospace/Defense 0.2%
United Technologies Corp., 3.100%, 06/01/22	871,000	860,399

Auto Manufacturers 0.3%
Daimler Finance N.A. LLC, 3.875%, 09/15/21(b)	434,000	443,066
Volkswagen International Finance, 2.375%, 03/22/17(b)	690,000	700,438

		1,143,504

Banks 2.7%
Bank of America Corp., 3.300%, 01/11/23, MTN	896,000	846,852
Citigroup, Inc., 3.375%, 03/01/23	896,000	857,126
Fifth Third Bank, 1.450%, 02/28/18	1,285,000	1,241,332
Goldman Sachs Group, Inc. (The), 3.625%, 01/22/23	880,000	841,960
HSBC Bank PLC, 3.100%, 05/24/16(b)	407,000	427,016
HSBC Bank PLC, 3.500%, 06/28/15(b)	783,000	821,048
KeyBank NA, 1.650%, 02/01/18	831,000	811,101
Morgan Stanley, 3.750%, 02/25/23	885,000	846,311
PNC Bank NA, 0.800%, 01/28/16	2,017,000	2,003,520
Wells Fargo & Co., 1.250%, 02/13/15, MTN	1,099,000	1,105,274

		9,801,540

Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	1,120,000	1,045,630
SABMiller Holdings, Inc., 2.450%, 01/15/17(b)	683,000	693,838

		1,739,468

Chemicals 0.3%
Dow Chemical Co. (The), 4.375%, 11/15/42	464,000	410,665
Praxair, Inc., 4.625%, 03/30/15	773,000	825,393

		1,236,058

Commercial Services 0.7%
ERAC USA Finance LLC, 2.750%, 03/15/17(b)	557,000	567,965
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	862,000	953,200
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	1,099,000	1,187,140

		2,708,305

Computers 0.9%
Apple, Inc., 2.400%, 05/03/23	728,000	675,194
EMC Corp., 3.375%, 06/01/23	860,000	844,101
IBM Corp., 0.875%, 10/31/14	1,321,000	1,327,494
IBM Corp., 4.000%, 06/20/42	569,000	533,964

		3,380,753

Diversified Financial Services 2.6%
American Express Credit Corp., 2.375%, 03/24/17	547,000	558,422
CME Group, Inc., 5.400%, 08/01/13	573,000	575,193
CME Group, Inc., 5.750%, 02/15/14	384,000	395,873
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,142,000	1,217,856
General Electric Capital Corp., Series B, 5.250% (a)(c)	1,000,000	955,000
General Electric Capital Corp., Series B, 6.250% (a)(c)	1,464,000	1,555,500
John Deere Capital Corp., 1.250%, 12/02/14, MTN	601,000	606,728

See Notes to Schedules of Portfolio Investments.

Lazard Group LLC, 7.125%, 05/15/15	719,000	780,733
MassMutual Global Funding LLC, 2.000%, 04/05/17(b)	576,000	577,184
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	796,000	805,593
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	338,000	353,357
Woodside Finance Ltd., 4.600%, 05/10/21(b)	822,000	864,640

		9,246,079

Electric 0.9%
Alabama Power Co., 5.800%, 11/15/13	553,000	563,807
Dominion Resources, Inc., 1.950%, 08/15/16	315,000	321,288
Duke Energy Carolinas LLC, 4.300%, 06/15/20	281,000	305,815
Exelon Generation Co. LLC, 6.200%, 10/01/17	479,000	547,588
Georgia Power Co., 6.000%, 11/01/13	313,000	318,578
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	382,000	433,366
Southern California Edison Co., 5.750%, 03/15/14	578,000	598,228

		3,088,670

Electronics 0.4%
Agilent Technologies, Inc., 3.875%, 07/15/23	1,417,000	1,368,476

Food 0.1%
Kroger Co. (The), 7.500%, 01/15/14	427,000	442,800

Forest Products & Paper 0.2%
Georgia-Pacific LLC, 3.734%, 07/15/23(b)	786,000	764,504

Healthcare - Products 0.2%
Becton Dickinson and Co., 3.250%, 11/12/20	252,000	254,825
Covidien International Finance SA, 6.000%, 10/15/17	501,000	580,561

		835,386

Insurance 0.8%
Berkshire Hathaway, Inc., 3.200%, 02/11/15	965,000	1,003,728
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	481,000	497,265
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	1,396,000	1,519,698

		3,020,691

Internet 0.1%
eBay, Inc., 2.600%, 07/15/22	417,000	388,508

Machinery-Diversified 0.2%
Deere & Co., 3.900%, 06/09/42	812,000	737,616

Media 0.9%
Comcast Corp., 3.125%, 07/15/22	589,000	573,879
Comcast Corp., 4.650%, 07/15/42	614,000	588,783
Thomson Reuters Corp., 5.950%, 07/15/13	178,000	178,324
Time Warner Cable, Inc., 4.000%, 09/01/21	1,038,000	994,042
Time Warner Cable, Inc., 8.250%, 02/14/14	519,000	542,786
Time Warner, Inc., 6.200%, 03/15/40	196,000	215,739

		3,093,553

Mining 1.2%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	310,000	295,375
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	340,000	288,823
Barrick International Barbados Corp., 6.350%, 10/15/36(b)	794,000	705,417
Barrick North America Finance LLC, 5.750%, 05/01/43(b)	274,000	221,610
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	622,000	626,386
Kinross Gold Corp., 5.125%, 09/01/21	1,784,000	1,724,625
Newmont Mining Corp., 6.250%, 10/01/39	562,000	538,423

		4,400,659

Miscellaneous Manufacturer 0.9%
3M Co., 1.375%, 09/29/16	418,000	421,855

See Notes to Schedules of Portfolio Investments.

General Electric Co., 4.125%, 10/09/42	418,000	388,947
General Electric Co., 5.250%, 12/06/17	390,000	440,367
Illinois Tool Works, Inc., 6.250%, 04/01/19	911,000	1,090,945
Siemens Financieringsmaatschappij NV, 6.125%, 08/17/26(b)	829,000	984,239

		3,326,353

Oil & Gas 0.7%
BP Capital Markets PLC, 2.248%, 11/01/16	648,000	663,579
Ensco PLC, 4.700%, 03/15/21	518,000	549,973
Shell International Finance BV, 3.625%, 08/21/42(d)	1,102,000	972,871
Statoil ASA, 3.125%, 08/17/17	265,000	279,615

		2,466,038

Oil & Gas Services 0.5%
Baker Hughes, Inc., 5.125%, 09/15/40	410,000	447,423
Schlumberger Investment SA, 3.300%, 09/14/21(b)	627,000	630,198
Weatherford International Ltd., 5.125%, 09/15/20	374,000	392,006
Weatherford International Ltd., 6.500%, 08/01/36	330,000	334,047

		1,803,674

Pharmaceuticals 1.1%
Express Scripts Holding Co., 2.650%, 02/15/17	580,000	590,587
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	562,000	651,774
Merck & Co., Inc., 1.300%, 05/18/18	578,000	560,536
Mylan, Inc., 1.800%, 06/24/16(b)	382,000	380,962
Novartis Securities Investment Ltd., 5.125%, 02/10/19	347,000	399,377
Perrigo Co., 2.950%, 05/15/23	444,000	410,466
Zoetis, Inc., 3.250%, 02/01/23(b)	858,000	815,200

		3,808,902

Pipelines 1.5%
Energy Transfer Partners LP, 6.050%, 06/01/41	329,000	332,667
Energy Transfer Partners LP, 6.625%, 10/15/36	357,000	384,895
Enterprise Products Operating LLC, 5.250%, 01/31/20	1,076,000	1,202,569
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	427,000	454,567
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	1,419,000	1,338,655
TC Pipelines LP, 4.650%, 06/15/21	543,000	554,350
TransCanada PipeLines Ltd., 6.100%, 06/01/40	444,000	524,871
Williams Partners LP, 4.125%, 11/15/20	593,000	597,732

		5,390,306

Real Estate Investment Trust 1.8%
American Tower Corp., 3.500%, 01/31/23	625,000	572,297
Boston Properties LP, 3.800%, 02/01/24	609,000	598,125
Digital Realty Trust LP, 4.500%, 07/15/15	1,130,000	1,185,526
Digital Realty Trust LP, 5.875%, 02/01/20	257,000	280,425
ERP Operating LP, 3.000%, 04/15/23	1,888,000	1,735,114
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	1,819,000	2,033,642

		6,405,129

Retail 1.0%
AutoZone, Inc., 3.700%, 04/15/22	503,000	489,050
Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	712,000	612,126
Wal-Mart Stores, Inc., 1.125%, 04/11/18	1,917,000	1,860,416
Walgreen Co., 4.875%, 08/01/13	528,000	529,715

		3,491,307

Semiconductors 0.9%
Analog Devices, Inc., 3.000%, 04/15/16	212,000	221,437
Intel Corp., 1.950%, 10/01/16	485,000	497,408
Intel Corp., 4.250%, 12/15/42	234,000	212,546

See Notes to Schedules of Portfolio Investments.

Intel Corp., 4.800%, 10/01/41	1,340,000	1,332,306
TSMC Global Ltd., 1.625%, 04/03/18(b)	857,000	823,874

		3,087,571

Software 0.6%
Fidelity National Information Services, Inc., 3.500%, 04/15/23	695,000	627,703
Fiserv, Inc., 4.750%, 06/15/21	446,000	464,929
Oracle Corp., 1.200%, 10/15/17	382,000	371,006
Oracle Corp., 5.750%, 04/15/18	469,000	545,743

		2,009,381

Telecommunication Services 2.3%
AT&T, Inc., 0.900%, 02/12/16	609,000	604,409
AT&T, Inc., 4.350%, 06/15/45	395,000	343,661
AT&T, Inc., 5.550%, 08/15/41	523,000	544,550
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	1,531,000	1,443,666
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	508,000	521,527
Cisco Systems, Inc., 5.500%, 02/22/16	423,000	472,345
Cisco Systems, Inc., 5.500%, 01/15/40	667,000	756,551
Juniper Networks, Inc., 3.100%, 03/15/16	172,000	178,167
Rogers Communications, Inc., 7.500%, 03/15/15	579,000	641,100
SBA Tower Trust, 2.933%, 12/15/42(b)	1,348,000	1,360,356
Softbank Corp., 4.500%, 04/15/20(b)	940,000	905,925
Verizon Communications, Inc., 5.550%, 02/15/16	471,000	521,885

		8,294,142

Transportation 0.1%
United Parcel Service, Inc., 3.125%, 01/15/21	329,000	333,568

Total Corporate Bonds (Cost $88,171,982)		88,673,340

U.S. Government Agency Mortgages 27.8%

Federal Home Loan Mortgage Corporation
Pool #AM3851, 3.020%, 07/01/23(e)	1,249,000	1,214,265
Pool #J18800, 3.000%, 04/01/27	1,183,137	1,219,712
Pool #J19132, 3.000%, 05/01/27	1,367,996	1,410,340
Pool #G14517, 2.500%, 07/01/27	1,499,474	1,510,177
Pool #J19776, 3.000%, 07/01/27	282,714	291,115
Pool #J20729, 2.500%, 10/01/27	210,186	211,696
Pool #J21113, 2.500%, 11/01/27	956,315	963,139
Pool #J22029, 3.000%, 01/01/28	1,393,044	1,438,283
Pool #J22551, 3.000%, 01/01/28	333,300	342,841
Pool #J23069, 2.500%, 03/01/28	764,326	769,832
Pool #J22831, 2.500%, 03/01/28	1,620,849	1,632,539
Pool #J22776, 3.000%, 03/01/28	844,819	872,254
Pool #J22962, 3.000%, 03/01/28	2,695,094	2,783,889
Pool #J23429, 2.500%, 04/01/28	803,278	808,942
Pool #J23430, 2.500%, 04/01/28	1,109,768	1,117,595
Pool #J23427, 2.500%, 04/01/28	1,005,815	1,013,227
Pool #E09031, 3.000%, 04/01/28	2,327,765	2,403,359
Pool #G14748, 3.000%, 04/01/28	2,149,934	2,219,753
Pool #J23972, 2.500%, 05/01/28	381,334	384,074
Pool #D99439, 3.500%, 06/01/32	310,985	323,943
Pool #G30614, 3.500%, 12/01/32	2,067,273	2,137,814
Pool #A12413, 5.000%, 08/01/33	273,668	293,937
Pool #G05052, 5.000%, 10/01/33	163,272	175,387
Pool #G01797, 5.500%, 12/01/33	5,954,301	6,462,683
Pool #G01779, 5.000%, 04/01/35	328,888	352,481
Pool #G01837, 5.000%, 07/01/35	2,283,108	2,441,500
Pool #Z40004, 6.000%, 08/01/36	388,046	420,339
Pool #G04997, 5.000%, 01/01/37	91,324	97,660

See Notes to Schedules of Portfolio Investments.

Pool #G05254, 5.000%, 01/01/37	955,336	1,021,613
Pool #G03296, 6.000%, 09/01/37	652,167	719,273
Pool #G05326, 5.000%, 02/01/38	453,772	485,252
Pool #G03871, 5.500%, 02/01/38	1,532,700	1,661,505
Pool #G04337, 5.500%, 04/01/38	109,827	117,987
Pool #G08353, 4.500%, 07/01/39	2,023,625	2,130,635
Pool #G06079, 6.000%, 07/01/39	2,373,987	2,578,314
Pool #G08372, 4.500%, 11/01/39	1,118,613	1,177,765
Pool #A93996, 4.500%, 09/01/40	478,008	503,778
Pool #A97047, 4.500%, 02/01/41	490,190	517,631
2.000%, TBA, 15 Year Maturity(e)	2,237,000	2,177,230
3.000%, TBA, 15 Year Maturity(e)	1,453,000	1,492,787

		49,896,546

Federal National Mortgage Association
Pool #AB9395, 2.500%, 05/01/23	623,658	641,081
Pool #AL3274, 3.000%, 05/01/27	1,263,146	1,303,031
Pool #AP7520, 3.000%, 09/01/27	737,612	760,189
Pool #AM1589, 2.420%, 12/01/27	535,023	515,230
Pool #AR1215, 3.000%, 01/01/28	532,875	549,295
Pool #AQ1273, 3.000%, 01/01/28	203,045	209,426
Pool #MA0481, 4.500%, 08/01/30	2,190,988	2,320,911
Pool #MA0804, 4.000%, 07/01/31	576,587	602,065
Pool #MA0949, 3.500%, 01/01/32	1,415,874	1,459,561
Pool #AB4168, 3.500%, 01/01/32	1,977,494	2,039,158
Pool #MA0976, 3.500%, 02/01/32	474,473	489,159
Pool #AP9592, 3.500%, 10/01/32	1,310,119	1,352,265
Pool #AB7691, 3.500%, 01/01/33	696,811	717,787
Pool #AB8428, 3.500%, 02/01/33	1,443,812	1,487,783
Pool #725773, 5.500%, 09/01/34	69,407	76,099
Pool #735036, 5.500%, 12/01/34	258,832	283,785
Pool #827943, 5.000%, 05/01/35	341,053	369,564
Pool #888632, 5.000%, 04/01/36	110,362	119,183
Pool #878094, 6.000%, 04/01/36	1,993,236	2,222,981
Pool #190370, 6.000%, 06/01/36	1,227,646	1,335,915
Pool #AI7951, 4.500%, 08/01/36	478,381	506,153
Pool #889505, 6.000%, 08/01/36	590,800	646,954
Pool #AD0784, 6.000%, 05/01/37	660,652	718,916
Pool #995082, 5.500%, 08/01/37	1,004,107	1,100,909
Pool #889529, 6.000%, 03/01/38	50,127	55,449
Pool #995724, 6.000%, 04/01/39	202,907	221,547
Pool #AC9564, 4.500%, 02/01/40	426,557	460,485
Pool #AD7136, 5.000%, 07/01/40	1,011,449	1,100,842
Pool #AB1343, 4.500%, 08/01/40	1,044,560	1,130,285
Pool #AL0005, 4.500%, 01/01/41	511,390	541,823
Pool #AB2694, 4.500%, 04/01/41	492,288	529,316
Pool #AB3274, 4.500%, 07/01/41	2,721,633	2,921,541
Pool #AL1627, 4.500%, 09/01/41	1,587,152	1,695,341
Pool #AQ2197, 4.500%, 11/01/42	386,327	413,930
Pool #AM3972, 3.000%, 08/01/43(e)	760,000	734,114
2.000%, TBA, 15 Year Maturity(e)	14,455,000	14,073,298
2.500%, TBA, 15 Year Maturity(e)	4,609,000	4,635,646

		50,341,017

Total U.S. Government Agency Mortgages (Cost $100,852,746)		100,237,563

U.S. Treasury Obligations 35.7%

U.S. Treasury Bond 4.6%
3.125%, 02/15/43	17,796,000	16,611,463

See Notes to Schedules of Portfolio Investments.

U.S. Treasury Notes 31.1%
0.125%, 08/31/13	11,517,000	11,517,898
0.375%, 11/15/15(f)	37,975,000	37,891,911
1.000%, 03/31/17	17,801,000	17,817,697
0.625%, 08/31/17	25,213,000	24,694,948
0.750%, 02/28/18	8,674,000	8,461,895
1.750%, 05/15/23	12,579,000	11,781,013

		112,165,362

Total U.S. Treasury Obligations (Cost $131,156,633)		128,776,825

Preferred Stocks 0.8%

Banks 0.5%
PNC Financial Services Group, Inc., Series P, 6.125%(a)(c)	17,300	465,197
US Bancorp, Series F, 6.500%(a)(c)	19,925	559,892
US Bancorp, Series G, 6.000%(a)(c)(d)	33,275	912,068

		1,937,157

Insurance 0.3%
Arch Capital Group Ltd., Series C, 6.750%(c)	14,800	381,396
Reinsurance Group of America, Inc., 6.200%(a)	20,950	544,700

		926,096

Real Estate Investment Trust 0.0%(g)
Public Storage, Series U, 5.625%(c)	6,500	157,040

Total Preferred Stocks (Cost $2,865,946)		3,020,293

Short-Term Investment 0.3%
RidgeWorth Funds Securities Lending Joint Account(h)	1,260,775	1,260,775

Total Short-Term Investment (Cost $1,260,775)		1,260,775

Money Market Fund 10.5%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(i)	37,988,754	37,988,754

Total Money Market Fund (Cost $37,988,754)		37,988,754

Total Investments (Cost $395,403,884) — 108.8%		392,804,781
Liabilities in Excess of Other Assets — (8.8)%		(31,752,665)

Net Assets — 100.0%		$361,052,116

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2013.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 7.5% of net assets as of June 30, 2013.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	The security or a partial position of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $1,250,313.
(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(f)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(g)	Less than 0.05% of Net Assets.
(h)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013 (See Note 2 (i)).
(i)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

See Notes to Schedules of Portfolio Investments.

Investment Abbreviations

MTN	– Medium Term Note
REMIC	– Real Estate Mortgage Investment Conduit
TBA	– To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Corporate Bond Fund

	Shares or Principal Amount($)	Value($)
Corporate Bonds 90.5%

Auto Manufacturers 1.2%
Volkswagen International Finance, 2.375%, 03/22/17(a)	791,000	802,966

Banks 9.2%
Bank of America Corp., 3.300%, 01/11/23, MTN	747,000	706,025
Citigroup, Inc., 3.375%, 03/01/23	747,000	714,591
Fifth Third Bank, 1.450%, 02/28/18	1,149,000	1,109,954
Goldman Sachs Group, Inc. (The), 3.625%, 01/22/23	734,000	702,271
KeyBank NA, 1.650%, 02/01/18	592,000	577,824
Morgan Stanley, 3.750%, 02/25/23	739,000	706,693
PNC Bank NA, 0.800%, 01/28/16	1,402,000	1,392,630

		5,909,988

Beverages 1.5%
SABMiller Holdings, Inc., 2.450%, 01/15/17(a)	978,000	993,519

Chemicals 0.7%
Dow Chemical Co. (The), 4.375%, 11/15/42	479,000	423,940

Commercial Services 1.9%
ERAC USA Finance LLC, 2.750%, 03/15/17(a)	611,000	623,028
ERAC USA Finance LLC, 5.250%, 10/01/20(a)	518,000	572,805

		1,195,833

Computers 2.2%
Apple, Inc., 2.400%, 05/03/23	670,000	621,401
EMC Corp., 3.375%, 06/01/23	805,000	790,118

		1,411,519

Diversified Financial Services 9.9%
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	1,070,000	1,141,074
General Electric Capital Corp., Series B, 6.250%(b)(c)	1,700,000	1,806,250
General Electric Capital Corp., Series C, 5.250%(b)(c)	300,000	286,500
Lazard Group LLC, 6.850%, 06/15/17	810,000	906,020
Lazard Group LLC, 7.125%, 05/15/15	269,000	292,096
MassMutual Global Funding LLC, 2.000%, 04/05/17(a)	650,000	651,336
Woodside Finance Ltd., 4.600%, 05/10/21(a)	1,202,000	1,264,352

		6,347,628

Electric 2.5%
Alabama Power Co., 5.800%, 11/15/13	81,000	82,583
Dominion Resources, Inc., 1.950%, 08/15/16	299,000	304,968
Exelon Generation Co. LLC, 6.200%, 10/01/17	429,000	490,429
Pacific Gas & Electric Co., 3.250%, 06/15/23	719,000	704,101

		1,582,081

Electronics 1.8%
Agilent Technologies, Inc., 3.875%, 07/15/23	1,182,000	1,141,523

See Notes to Schedules of Portfolio Investments.

Forest Products & Paper 1.0%
Georgia-Pacific LLC, 3.734%, 07/15/23(a)	656,000	638,059

Healthcare - Services 0.6%
UnitedHealth Group, Inc., 1.400%, 10/15/17	400,000	392,736

Insurance 1.4%
Allied World Assurance Co. Holdings Ltd., 5.500%, 11/15/20	300,000	324,905
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(a)	532,000	549,990

		874,895

Media 2.8%
Comcast Corp., 4.650%, 07/15/42	843,000	808,378
Thomson Reuters Corp., 5.950%, 07/15/13	24,000	24,044
Time Warner Cable, Inc., 4.000%, 09/01/21	612,000	586,082
Time Warner, Inc., 6.200%, 03/15/40	377,000	414,968

		1,833,472

Mining 5.3%
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	444,000	377,169
Barrick International Barbados Corp., 6.350%, 10/15/36(a)	753,000	668,991
Barrick North America Finance LLC, 5.750%, 05/01/43(a)	301,000	243,448
Kinross Gold Corp., 5.125%, 09/01/21	1,272,000	1,229,665
Newmont Mining Corp., 6.250%, 10/01/39	910,000	871,823

		3,391,096

Miscellaneous Manufacturer 1.4%
3M Co., 1.375%, 09/29/16	417,000	420,846
General Electric Co., 5.250%, 12/06/17	455,000	513,762

		934,608

Oil & Gas 2.6%
BP Capital Markets PLC, 2.248%, 11/01/16	839,000	859,171
Ensco PLC, 4.700%, 03/15/21	748,000	794,169

		1,653,340

Oil & Gas Services 2.3%
Baker Hughes, Inc., 5.125%, 09/15/40	642,000	700,599
Weatherford International Ltd., 5.125%, 09/15/20	273,000	286,143
Weatherford International Ltd., 6.500%, 08/01/36	499,000	505,120

		1,491,862

Pharmaceuticals 4.0%
Express Scripts Holding Co., 2.650%, 02/15/17	659,000	671,029
Merck & Co., Inc., 1.300%, 05/18/18	551,000	534,352
Mylan, Inc., 1.800%, 06/24/16(a)	318,000	317,136
Perrigo Co., 2.950%, 05/15/23	412,000	380,883
Zoetis, Inc., 3.250%, 02/01/23(a)	677,000	643,229

		2,546,629

Pipelines 8.4%
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	355,000	410,884
Enbridge Energy Partners LP, 5.500%, 09/15/40	431,000	415,827
Energy Transfer Partners LP, 6.050%, 06/01/41	260,000	262,898
Energy Transfer Partners LP, 6.625%, 10/15/36	583,000	628,554
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	1,601,000	1,510,350
TC Pipelines LP, 4.650%, 06/15/21	712,000	726,883
TransCanada PipeLines Ltd., 6.100%, 06/01/40	805,000	951,624
Williams Partners LP, 4.125%, 11/15/20	509,000	513,062

		5,420,082

See Notes to Schedules of Portfolio Investments.

Real Estate Investment Trust 7.4%
American Tower Corp., 3.500%, 01/31/23	925,000	846,999
Boston Properties LP, 3.800%, 02/01/24	508,000	498,929
Digital Realty Trust LP, 5.875%, 02/01/20	890,000	971,123
ERP Operating LP, 3.000%, 04/15/23	1,742,000	1,600,936
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	735,000	821,730

		4,739,717

Retail 5.3%
AutoZone, Inc., 3.700%, 04/15/22	522,000	507,523
Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	678,000	582,895
Wal-Mart Stores, Inc., 1.125%, 04/11/18	1,762,000	1,709,991
Wesfarmers Ltd., 1.874%, 03/20/18(a)	658,000	646,222

		3,446,631

Semiconductors 4.6%
Analog Devices, Inc., 3.000%, 04/15/16	237,000	247,549
Intel Corp., 1.950%, 10/01/16	497,000	509,715
Intel Corp., 4.250%, 12/15/42	1,243,000	1,129,039
Intel Corp., 4.800%, 10/01/41	402,000	399,692
TSMC Global Ltd., 1.625%, 04/03/18(a)	731,000	702,745

		2,988,740

Software 0.9%
Fidelity National Information Services, Inc., 3.500%, 04/15/23	643,000	580,738

Telecommunication Services 11.6%
AT&T, Inc., 0.900%, 02/12/16	1,309,000	1,299,133
AT&T, Inc., 4.350%, 06/15/45	411,000	357,582
AT&T, Inc., 5.550%, 08/15/41	636,000	662,206
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	1,186,000	1,118,346
Cisco Systems, Inc., 5.500%, 02/22/16	605,000	675,576
Cisco Systems, Inc., 5.500%, 01/15/40	846,000	959,583
Juniper Networks, Inc., 4.600%, 03/15/21	247,000	253,457
Softbank Corp., 4.500%, 04/15/20(a)	783,000	754,616
Verizon Communications, Inc., 5.550%, 02/15/16	1,155,000	1,279,783
Verizon Communications, Inc., 5.850%, 09/15/35	120,000	131,075

		7,491,357

Total Corporate Bonds (Cost $58,995,215)		58,232,959

Preferred Stocks 4.6%

Banks 2.6%
PNC Financial Services Group, Inc., Series P, 6.125%(b)(c)	14,050	377,805
US Bancorp, Series F, 6.500%(b)(c)	29,250	821,925
US Bancorp, Series G, 6.000%(b)(c)	17,850	489,268

		1,688,998

Insurance 1.7%
Arch Capital Group Ltd., Series C, 6.750%(c)	16,650	429,071
Reinsurance Group of America, Inc., 6.200%(b)	25,275	657,150

		1,086,221

Real Estate Investment Trust 0.3%
Public Storage, Series U, 5.625%(c)	7,875	190,260

Total Preferred Stocks (Cost $2,795,501)		2,965,479

Money Market Fund 1.4%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(d)	909,273	909,273

Total Money Market Fund (Cost $909,273)		909,273

See Notes to Schedules of Portfolio Investments.

Total Investments (Cost $62,699,989) — 96.5%	62,107,711
Other Assets in Excess of Liabilities — 3.5%	2,220,409

Net Assets — 100.0%	$64,328,120

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 15.7% of net assets as of June 30, 2013.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2013.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

Investment Abbreviations

MTN	– Medium Term Note

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Georgia Tax-Exempt Bond Fund
	Shares or Principal Amount($)	Value($)
Municipal Bonds 98.2%

Alabama 0.4%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	640,000	553,709

California 2.6%
California State, GO, 5.000%, 02/01/20	1,910,000	2,235,884
California State, GO, 5.000%, 02/01/38	1,435,000	1,499,432

		3,735,316

Florida 1.4%
Miami-Dade County FL Aviation Revenue, Series A, AMT, RB, 5.000%, 10/01/21	1,750,000	1,954,382

Georgia 83.7%
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/27	1,885,000	2,085,903
Athens-Clarke County Unified Government Development Authority, RB, 5.250%, 07/01/29	1,690,000	1,840,782
Athens-Clarke County Unified Government Development Authority, Catholic Health East, RB, 6.250%, 11/15/32	1,455,000	1,582,836
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.500%, 01/01/38(b)	4,000,000	4,448,440
Athens-Clarke County Unified Government Water & Sewerage, RB, 5.625%, 01/01/33(b)	3,000,000	3,382,470
Atlanta Airport Passenger Facility Charge, Series B, RB, 5.000%, 01/01/21	2,000,000	2,294,720
Atlanta Airport Project, Series B, RB, 5.000%, 01/01/42	5,235,000	5,422,047
Atlanta GA Department of Aviation, Series B, RB, 5.000%, 01/01/20	1,500,000	1,747,455
Atlanta GA Department of Aviation, Series C, AMT, RB, 5.000%, 01/01/30	1,500,000	1,542,915
Atlanta GA Department of Aviation, Series C, AMT, RB, 5.000%, 01/01/31	1,000,000	1,025,070
Burke County Development Authority, Georgia Power Company, RB, 1.400%, 11/01/48(c)	1,890,000	1,906,443
Carroll County Water Authority, Water & Sewerage, RB, 5.250%, 07/01/22, Pre-refunded 07/01/2015 @ 100, AGM	150,000	163,998
Carroll County Water Authority, Water & Sewerage, RB, 5.250%, 07/01/22, AGM	850,000	909,330
Cherokee County Board of Education, GO, 5.000%, 08/01/33, State Aid Withholding	2,000,000	2,163,800
Cherokee County Georgia Resource Recovery Development Authority, Solid Waste Disposal, RB, 5.000%, 07/01/37, AMBAC/County Guaranteed, AMT	1,000,000	1,016,860
Clarke County Hospital Authority, Athens Regional Medical Center, RB, 5.000%, 01/01/32	1,180,000	1,223,011
Cobb County Kennestone Hospital Authority, RB, 5.250%, 04/01/41	1,000,000	1,026,830
College Park Business & Industrial Development Authority, RB, 5.250%, 09/01/19, AMBAC	565,000	623,720
DeKalb County, Water & Sewerage Revenue, Series A, RB, 5.000%, 10/01/22	2,030,000	2,309,024
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.000%, 11/15/29(b)	6,300,000	6,611,598
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc., RB, 5.250%, 11/15/39(b)	3,000,000	3,099,900
Douglas County, GO, 5.000%, 08/01/13	5,565,000	5,589,486
Douglasville-Douglas County Water & Sewer Authority, RB, 5.625%, 06/01/15, AMBAC	255,000	268,421
Downtown Smyrna Development Authority, RB, 5.250%, 02/01/28	1,000,000	1,141,750
Forsyth County, GO, 5.000%, 03/01/25(b)	6,825,000	7,815,512

See Notes to Schedules of Portfolio Investments.

Forsyth County School District, GO, 5.000%, 02/01/23, NATL-RE	3,000,000	3,215,400
Forsyth County Water & Sewerage Authority, RB, 5.000%, 04/01/31, County Guaranteed	645,000	709,797
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.000%, 10/01/42(b)	5,025,000	5,140,525
Fulton County Development Authority, Molecular Science Building Project, RB, 5.250%, 05/01/22, NATL-RE(b)	2,370,000	2,450,580
Fulton County Development Authority, Robert Woodruff Arts Center, Inc., Series B, RB, 5.250%, 03/15/24	1,300,000	1,410,214
Georgia State, Series G, GO, 5.000%, 11/01/16	1,500,000	1,702,845
Georgia State, Series I, GO, 5.000%, 07/01/21	2,625,000	3,179,216
Georgia State Higher Education Facilities Authority, USG Real Estate Foundation I LLC, RB, 6.000%, 06/15/34	1,065,000	1,190,574
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Series A, RB, 5.500%, 08/01/28	1,800,000	1,909,584
Glynn-Brunswick Memorial Hospital Authority, SouthEast Health System, Series A, RB, 5.625%, 08/01/34	2,000,000	2,117,120
Greene County Development Authority, RB, 5.000%, 11/15/37	555,000	564,957
Gwinnett County Development Authority, Public Schools Project, COP, 5.250%, 01/01/21, Pre-refunded 01/01/2014 @ 100, NATL-RE	3,935,000	4,034,477
Gwinnett County School District, GO, 5.000%, 02/01/20	1,235,000	1,478,357
Habersham County School District, GO, 5.000%, 04/01/20, State Aid Withholding	1,520,000	1,791,882
Henry County Water & Sewerage Authority, RB, 6.150%, 02/01/20, AMBAC	2,100,000	2,567,229
Houston County School District, Sales Tax, GO, 4.000%, 09/01/14, State Aid Withholding	985,000	1,028,182
Lincoln County School District, GO, 5.500%, 04/01/37, State Aid Withholding	1,000,000	1,089,820
Milledgeville & Baldwin County Development Authority, Georgia College & State University Foundation, RB, 6.000%, 09/01/33, Pre-refunded 09/01/2014 @ 101	2,355,000	2,534,121
Municipal Electric Authority of Georgia, RB, 5.000%, 01/01/30	2,115,000	2,272,250
Municipal Electric Authority of Georgia, Series A, RB, 5.000%, 01/01/21	2,030,000	2,354,374
Municipal Electric Authority of Georgia, Series B, RB, 4.000%, 01/01/16	755,000	810,191
Private Colleges & Universities Authority, Emory University, Series C, RB, 5.250%, 09/01/39	3,500,000	3,793,475
Richmond County Hospital Authority, University Health Services, Inc. Project, RB, 5.250%, 01/01/29	2,250,000	2,351,587
Thomasville Hospital Authority, John D. Archhold Memorial Hospital, RB, 5.375%, 11/01/40	2,510,000	2,593,533
Valdosta Board of Education, Sales Tax, GO, 4.000%, 02/01/16, State Aid Withholding	2,340,000	2,522,777
Walton County School District, GO, 4.000%, 08/01/16, State Aid Withholding	980,000	1,068,229
Walton County School District, Series A, GO, 5.000%, 08/01/21, Pre-refunded 08/01/2015 @ 100, NATL-RE(b)	2,575,000	2,813,136

		119,936,753

Illinois 1.0%
Illinois State, GO, 5.250%, 07/01/30(d)	1,450,000	1,473,693

North Carolina 2.0%
North Carolina State Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	970,000	961,755
Wake County, Series A, GO, 5.000%, 02/01/22	1,600,000	1,932,208

		2,893,963

Puerto Rico 5.5%
Puerto Rico Commonwealth Highway & Transportation Authority Highway, Series CC, RB, 5.500%, 07/01/30	2,560,000	2,383,437
Puerto Rico Electric Power Authority, RB, 5.125%, 07/01/29, Pre-refunded 07/01/2013 @ 100	1,100,000	1,100,418
Puerto Rico Sales Tax Financing Corp., Series A, RB, 5.375%, 08/01/39	1,500,000	1,494,705
Puerto Rico Sales Tax Financing Corp., Series A-1, RB, 5.000%, 08/01/43	3,000,000	2,865,240

See Notes to Schedules of Portfolio Investments.

Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, RB, 5.500%, 08/01/28, Pre-refunded 08/01/2019 @ 100	20,000	24,539

		7,868,339

Virginia 1.6%
Virginia Small Business Financing Authority, AMT, RB, 5.000%, 07/01/34	1,770,000	1,619,373
Virginia Small Business Financing Authority, AMT, RB, 5.000%, 01/01/40	735,000	655,885

		2,275,258

Total Municipal Bonds (Cost $138,130,303)		140,691,413

Total Investments (Cost $138,130,303) — 98.2%		140,691,413
Other Assets in Excess of Liabilities — 1.8%		2,594,798

Net Assets — 100.0%		$143,286,211

(a)	Step bond. The rate shown is the rate in effect as of June 30, 2013.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	Variable or floating rate security. Rate disclosed is as of June 30, 2013.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
COP	– Certificate of Participation
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

High Grade Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 89.4%

Alabama 9.4%
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	2,000,000	1,700,360
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC	2,000,000	2,279,160
Birmingham Waterworks Board, Series B, RB, 5.000%, 01/01/43	2,000,000	2,048,660

		6,028,180

Alaska 3.7%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC(b)	2,000,000	2,344,420

California 11.0%
California State, GO, 5.250%, 03/01/30	1,225,000	1,299,860
California State, GO, 6.500%, 04/01/33(b)	2,000,000	2,395,620
Riverside County Transportation Commission Sales Tax, Series A, RB, 5.250%, 06/01/39	1,000,000	1,079,420
Ventura County Public Financing Authority, Series A, 5.000%, 11/01/38	2,250,000	2,324,497

		7,099,397

Colorado 3.4%
Regional Transportation District Sales Tax Revenue, Series A, RB, 5.000%, 11/01/31	2,000,000	2,177,300

District of Columbia 3.5%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30	2,000,000	2,278,880

Georgia 2.1%
Fulton County Development Authority, Georgia Tech Athletic Association, RB, 5.750%, 10/01/36	1,250,000	1,363,238

Idaho 4.3%
Idaho Health Facilities Authority, Series A, RB, 6.750%, 11/01/37	2,500,000	2,740,650

Illinois 8.6%
Illinois State, GO, 5.000%, 07/01/20(c)	2,000,000	2,214,500
Illinois State, GO, 5.500%, 07/01/33(c)	2,125,000	2,190,981
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	1,000,000	1,123,010

		5,528,491

Kansas 2.6%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	1,500,000	1,688,670

Louisiana 2.4%
Terrebonne Levee & Conservation District Public Improvement Sales Tax, RB, 5.000%, 07/01/38(c)	1,500,000	1,524,810

Maine 4.5%
Maine State Turnpike Authority, RB, 6.000%, 07/01/38(b)	2,500,000	2,896,150

Maryland 3.9%
Anne Arundel County, GO, 5.000%, 04/01/32	1,290,000	1,435,189
Baltimore County, GO, 5.000%, 08/01/15	1,000,000	1,093,250

		2,528,439

See Notes to Schedules of Portfolio Investments.

Massachusetts 4.5%
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	1,500,000	1,707,540
Massachusetts School Building Authority Sales Tax Revenue, Series A, RB, 5.000%, 05/15/43(c)	1,100,000	1,165,945

		2,873,485

Nevada 2.4%
Las Vegas Valley Water District, Series B, GO, 5.000%, 06/01/37	1,500,000	1,570,305

New Jersey 3.5%
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38	1,955,000	2,223,363

New York 1.8%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	1,000,000	1,131,700

Rhode Island 3.4%
Rhode Island Clean Water Finance Agency Water Pollution Control, RB, 5.000%, 10/01/28	2,000,000	2,215,360

Texas 9.0%
Austin, Series 2005, GO, 5.000%, 09/01/19, NATL-RE	1,000,000	1,066,730
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(b)	4,000,000	4,724,520

		5,791,250

Washington 5.4%
Central Puget Sound Regional Transit Authority, Series A, RB, 5.000%, 11/01/23, Pre-refunded 05/01/2015 @ 100, AMBAC	1,500,000	1,623,105
Seattle Washington Municipal Light & Power, RB, 5.750%, 04/01/29, BHAC(b)	1,635,000	1,852,586

		3,475,691

Total Municipal Bonds (Cost $55,010,526)		57,479,779

Money Market Fund 20.8%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	13,372,328	13,372,328

Total Money Market Fund (Cost $13,372,328)		13,372,328

Total Investments (Cost $68,382,854) — 110.2%		70,852,107
Liabilities in Excess of Other Assets — (10.2)%		(6,573,593)

Net Assets — 100.0%		$64,278,514

(a)	Step bond. The rate shown is the rate in effect as of June 30, 2013.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

Investment Abbreviations

AGC	– Security guaranteed by Assured Guaranty Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 4.1%

Chemicals 0.4%
Ineos US Finance LLC, 6 Year Term Loan, 05/04/18(a)(c)(d)	2,926,373	2,863,280

Commercial Services 0.1%
Walter Energy, Inc., Term Loan B, 5.750%, 04/02/18(c)(d)	953,846	928,407

Energy 0.5%
Aventine Renewable Energy Holdings, Inc., Term Loan B, 15.000%, 09/22/17(c)(e)(f)	5,427,906	4,179,487

Health Care 0.0%(g)
Community Health Systems, Inc., Extended Term Loan, 3.773%-3.776%, 01/25/17(c)(d)	105,909	105,897

Insurance 0.3%
Asurion LLC, New Term Loan B1, 4.500%, 05/24/19(a)(c)(d)	2,408,947	2,384,256

Lodging 0.2%
Scientific Games International, Inc., New Term Loan B, 05/22/20(a)(b)(d)	1,275,000	1,254,817

Media 0.6%
Nielsen Holdings NV, Bridge Term Loan, 02/21/14(a)(b)(c)(d)	2,395,000	2,395,000
Tribune Co., Exit Term Loan, 4.000%, 12/31/19(c)(d)	2,930,275	2,921,133

		5,316,133

Mining 0.1%
FMG America Finance, Inc., Term Loan, 5.250%, 10/18/17(c)(d)	446,625	443,624

Oil & Gas 0.1%
Energy Transfer Equity, L.P., New Term Loan B, 3.750%, 03/24/17(c)(d)	1,217,250	1,219,538

Packaging & Containers 0.3%
Berry Plastics Holding Corp., Term Loan D, 3.500%, 02/07/20(c)(d)	2,832,900	2,799,075

Retail 0.2%
Toys ‘R’ Us-Delaware, Inc., New Term Loan, 6.000%, 09/01/16(c)(d)	1,774,283	1,739,241

Semiconductors 0.5%
Freescale Semiconductor, Inc., Term Loan B4, 5.000%, 03/02/20(c)(d)	3,870,300	3,835,738

Telecommunication Services 0.8%
Alcatel-Lucent USA, Inc., USD Term Loan C, 7.250%, 01/30/19(c)(d)	1,288,525	1,298,730
Cequel Communications LLC, Term Loan B, 3.500%, 02/14/19(c)(d)	1,535,563	1,521,405
Level 3 Financing, Inc., 2019 Term Loan B, 5.250%, 08/01/19(c)(d)	965,000	965,000
Virgin Media Investment Holdings Ltd., USD Term Loan B, 06/05/20(a)(b)(c)(d)	2,585,000	2,554,135

		6,339,270

Total Bank Loans (Cost $34,807,228)		33,408,763

Corporate Bonds 88.3%

Advertising 0.2%
MDC Partners, Inc., 6.750%, 04/01/20(d)	1,885,000	1,880,288

Aerospace/Defense 0.6%
BE Aerospace, Inc., 5.250%, 04/01/22	1,945,000	1,935,275
GenCorp, Inc., 7.125%, 03/15/21(d)	825,000	853,875
TransDigm, Inc., 7.500%, 07/15/21(d)	2,390,000	2,443,775

		5,232,925

See Notes to Schedules of Portfolio Investments.

Airlines 1.7%
Air Canada, Inc., 9.250%, 08/01/15(d)(h)	13,135,000	13,758,912

Apparel 0.6%
Wolverine World Wide, Inc., 6.125%, 10/15/20(d)	4,410,000	4,553,325

Auto Manufacturers 0.0%(a)(g)
General Motors Co. Escrow, 7.200%(e)(f)(i)	17,182,000	—
General Motors Co. Escrow, 8.375%(e)(f)(i)	36,800,000	—

		—

Auto Parts & Equipment 0.7%
Affinia Group, Inc., 7.750%, 05/01/21(d)	1,700,000	1,712,750
Lear Corp., 4.750%, 01/15/23(d)	1,820,000	1,729,000
Schaeffler Finance BV, 4.750%, 05/15/21(d)	2,325,000	2,208,750

		5,650,500

Banks 2.6%
Ally Financial, Inc., 7.500%, 09/15/20(j)	4,490,000	5,174,725
Ally Financial, Inc., 8.000%, 11/01/31(j)	7,345,000	8,832,362
Citigroup, Inc., Series D, 5.350%(c)(i)	4,435,000	4,157,812
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(d)	1,105,000	1,102,238
Provident Funding Associates LP/PFG Finance Corp., 10.125%, 02/15/19(d)	1,645,000	1,817,725

		21,084,862

Building Materials 1.1%
Builders FirstSource, Inc., 7.625%, 06/01/21(d)	1,865,000	1,804,387
Cemex Finance LLC, 9.375%, 10/12/22(d)	1,975,000	2,152,750
Gibraltar Industries, Inc., 6.250%, 02/01/21(d)	1,270,000	1,314,450
Masco Corp., 5.950%, 03/15/22	2,640,000	2,772,000
USG Corp., 9.750%, 01/15/18	1,135,000	1,288,225

		9,331,812

Chemicals 1.3%
Ineos Finance PLC, 7.500%, 05/01/20(d)	3,985,000	4,234,062
Kinove German Bondco GmbH, 9.625%, 06/15/18(d)	988,000	1,069,510
Nufarm Australia Ltd., 6.375%, 10/15/19(d)	1,630,000	1,625,925
PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 04/01/20(d)	1,600,000	1,568,000
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21(d)	1,815,000	1,796,850

		10,294,347

Coal 0.4%
Peabody Energy Corp., 6.250%, 11/15/21(h)	3,005,000	2,899,825

Commercial Services 4.9%
Cenveo Corp., 11.500%, 05/15/17	3,310,000	2,838,325
FTI Consulting, Inc., 6.000%, 11/15/22(d)	2,045,000	2,070,563
Harland Clarke Holdings Corp., 9.750%, 08/01/18(d)	13,287,000	13,818,480
Lender Processing Services, Inc., 5.750%, 04/15/23	2,835,000	3,012,187
Live Nation Entertainment, Inc., 7.000%, 09/01/20(d)	1,245,000	1,308,806
Monitronics International, Inc., 9.125%, 04/01/20	3,755,000	3,886,425
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(d)	4,577,000	4,782,965
Service Corp. International, 5.375%, 01/15/22(d)	1,585,000	1,581,038
United Rentals North America, Inc., 7.375%, 05/15/20	4,315,000	4,606,262
United Rentals North America, Inc., 7.625%, 04/15/22	2,135,000	2,311,138

		40,216,189

Computers 0.9%
j2 Global, Inc., 8.000%, 08/01/20	3,020,000	3,155,900
NCR Corp., 4.625%, 02/15/21	4,505,000	4,302,275

		7,458,175

See Notes to Schedules of Portfolio Investments.

Distribution/Wholesale 0.4%
LKQ Corp., 4.750%, 05/15/23(d)	3,345,000	3,194,475

Diversified Financial Services 3.4%
Aircastle Ltd., 7.625%, 04/15/20	1,205,000	1,325,500
CNG Holdings, Inc., 9.375%, 05/15/20(d)	2,740,000	2,630,400
Community Choice Financial, Inc., 10.750%, 05/01/19	2,585,000	2,475,138
General Motors Financial Co., Inc., 4.250%, 05/15/23(d)	615,000	572,719
Icahn Enterprises Finance Corp., 8.000%, 01/15/18	1,630,000	1,711,500
International Lease Finance Corp., 6.250%, 05/15/19	4,335,000	4,454,212
International Lease Finance Corp., 8.250%, 12/15/20	1,405,000	1,578,869
International Lease Finance Corp., 8.750%, 03/15/17	4,930,000	5,490,787
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(d)	2,610,000	2,531,700
Jefferies LoanCore LLC/JLC Finance Corp., 6.875%, 06/01/20(d)	720,000	698,400
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 01/15/18(d)	1,255,000	1,305,200
Serta Simmons Holdings LLC, 8.125%, 10/01/20(d)(h)	3,420,000	3,479,850

		28,254,275

Electric 2.6%
Dynegy, Inc., 5.875%, 06/01/23(d)	6,227,000	5,666,570
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20(d)	2,145,000	2,343,413
GenOn Energy, Inc., 9.500%, 10/15/18(h)	3,630,000	4,029,300
GenOn Energy, Inc., 9.875%, 10/15/20	810,000	891,000
Midwest Generation LLC, Series B, 8.560%, 01/02/16(f)	5,312,265	4,993,529
NRG Energy, Inc., 7.625%, 05/15/19	3,195,000	3,338,775

		21,262,587

Electrical Components & Equipment 0.4%
General Cable Corp., 5.750%, 10/01/22(d)	1,830,000	1,811,700
GrafTech International Ltd., 6.375%, 11/15/20(d)	1,450,000	1,460,875

		3,272,575

Electronics 1.0%
APX Group, Inc., 6.375%, 12/01/19(d)	7,580,000	7,201,000
APX Group, Inc., 8.750%, 12/01/20(d)	875,000	833,438

		8,034,438

Energy-Alternate Sources 0.2%
First Wind Capital LLC, 10.250%, 06/01/18(d)	1,600,000	1,680,000

Engineering & Construction 0.5%
Aguila 3 SA, 7.875%, 01/31/18(d)	4,190,000	4,315,700

Entertainment 2.4%
Carmike Cinemas, Inc., 7.375%, 05/15/19	1,310,000	1,408,250
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.250%, 03/15/21(d)	1,935,000	1,857,600
Cinemark USA, Inc., 4.875%, 06/01/23(d)	1,505,000	1,444,800
Cinemark USA, Inc., 5.125%, 12/15/22	795,000	767,175
Diamond Resorts Corp., 12.000%, 08/15/18(j)	11,325,000	12,400,875
Pinnacle Entertainment, Inc., 7.750%, 04/01/22(h)	1,170,000	1,222,650
Pinnacle Entertainment, Inc., 8.750%, 05/15/20	750,000	804,375

		19,905,725

Environmental Control 0.8%
Clean Harbors, Inc., 5.125%, 06/01/21	1,100,000	1,108,250
Heckmann Corp., 9.875%, 04/15/18(h)	3,720,000	3,906,000
Heckmann Corp., 9.875%, 04/15/18(d)	1,435,000	1,495,988

		6,510,238

See Notes to Schedules of Portfolio Investments.

Exploration & Production 0.2%
Petroquest Energy, Inc., 10.000%, 09/01/17(d)	1,650,000	1,650,000

Food 2.3%
Hawk Acquisition Sub, Inc., 4.250%, 10/15/20(d)	16,160,000	15,453,000
Post Holdings, Inc., 7.375%, 02/15/22	3,445,000	3,686,150

		19,139,150

Forest Products & Paper 0.6%
Resolute Forest Products, Inc., 5.875%, 05/15/23(d)	754,000	672,945
Verso Paper Holdings LLC/Verso Paper, Inc., 11.750%, 01/15/19(h)	6,625,000	4,505,000

		5,177,945

Gas 0.3%
Sabine Pass LNG LP, 6.500%, 11/01/20(d)	2,230,000	2,252,300
Sabine Pass LNG LP, 7.500%, 11/30/16	565,000	608,081

		2,860,381

Hand/Machine Tools 0.3%
Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21(d)	2,619,000	2,612,453

Healthcare - Products 1.6%
Biomet, Inc., 6.500%, 08/01/20	4,750,000	4,895,469
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	1,355,000	1,456,625
Physio-Control International, Inc., 9.875%, 01/15/19(d)	6,450,000	7,095,000

		13,447,094

Healthcare - Services 1.6%
CDRT Holding Corp., PIK, 9.250%, 10/01/17(d)	3,530,000	3,574,125
HCA, Inc., 6.250%, 02/15/21	4,663,000	4,756,260
MedImpact Holdings, Inc., 10.500%, 02/01/18(d)	4,375,000	4,856,250

		13,186,635

Holding Companies-Diversified 0.5%
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.125%, 09/01/20(d)	4,285,000	4,434,975

Home Builders 0.5%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.125%, 07/01/22(d)	1,535,000	1,506,219
KB Home, 7.500%, 09/15/22	850,000	911,625
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.250%, 04/15/21(d)	2,195,000	2,085,250

		4,503,094

Household Products/Wares 0.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg I SA, 7.875%, 08/15/19	4,875,000	5,313,750

Housewares 0.7%
Libbey Glass, Inc., 6.875%, 05/15/20	5,513,000	5,767,976

Insurance 1.1%
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12/15/66(c)(d)	3,560,000	3,026,000
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66(c)	2,370,000	2,168,550
Genworth Financial, Inc., 6.150%, 11/15/66(c)	1,125,000	975,937
MBIA, Inc., 6.625%, 10/01/28(h)	2,650,000	2,504,250

		8,674,737

Internet 0.9%
CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22(d)	790,000	809,750
Mood Media Corp., 9.250%, 10/15/20(d)	2,010,000	1,839,150
Zayo Escrow Corp., 8.125%, 01/01/20	4,175,000	4,529,875

		7,178,775

See Notes to Schedules of Portfolio Investments.

Iron/Steel 0.2%
JMC Steel Group, 8.250%, 03/15/18(d)(h)	1,610,000	1,573,775

Leisure Time 0.3%
ClubCorp Club Operations, Inc., 10.000%, 12/01/18	640,000	691,200
Viking Cruises Ltd., 8.500%, 10/15/22(d)	1,505,000	1,647,975

		2,339,175

Lodging 1.2%
Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20(h)	2,080,000	1,960,400
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(d)	3,640,000	3,858,400
Felcor Lodging LP, 5.625%, 03/01/23	2,395,000	2,329,137
MGM Resorts International, 6.750%, 10/01/20	1,360,000	1,407,600

		9,555,537

Machinery-Diversified 0.1%
Manitowoc Co., Inc. (The), 8.500%, 11/01/20	790,000	861,100

Media 7.4%
Block Communications, Inc., 7.250%, 02/01/20(d)	2,690,000	2,824,500
CCO Holdings LLC/Cap Corp., 5.125%, 02/15/23	2,870,000	2,690,625
CCO Holdings LLC/Cap Corp., 5.250%, 09/30/22	5,400,000	5,130,000
CCO Holdings LLC/Cap Corp., 5.750%, 01/15/24	1,410,000	1,360,650
Cequel Communications Holdings I LLC, 6.375%, 09/15/20(d)	1,200,000	1,221,000
Clear Channel Worldwide Holdings, Inc., Series A, 6.500%, 11/15/22(d)	2,560,000	2,624,000
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22(d)	6,080,000	6,262,400
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20	1,895,000	1,961,325
Cogeco Cable, Inc., 4.875%, 05/01/20(d)	1,416,000	1,377,060
DISH DBS Corp., 4.250%, 04/01/18(d)	4,895,000	4,797,100
DISH DBS Corp., 5.000%, 03/15/23	2,260,000	2,175,250
DISH DBS Corp., 5.875%, 07/15/22	9,765,000	9,911,475
Entravision Communications Corp., 8.750%, 08/01/17	3,917,000	4,176,501
LIN Television Corp., 6.375%, 01/15/21	1,195,000	1,208,444
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21(d)	825,000	843,562
Mediacom Broadband LLC/Mediacom Broadband Corp., 6.375%, 04/01/23	2,970,000	2,955,150
Sirius XM Radio, Inc., 5.250%, 08/15/22(d)	1,155,000	1,120,350
Univision Communications, Inc., 5.125%, 05/15/23(d)	1,545,000	1,460,025
Univision Communications, Inc., 6.750%, 09/15/22(d)	4,340,000	4,557,000
Videotron Ltd., 5.000%, 07/15/22	1,985,000	1,935,375

		60,591,792

Mining 2.0%
Century Aluminum Co., 7.500%, 06/01/21(d)(h)	1,555,000	1,508,350
FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19(d)(h)	4,780,000	4,923,400
HudBay Minerals, Inc., 9.500%, 10/01/20	1,920,000	1,872,000
Inmet Mining Corp., 8.750%, 06/01/20(d)(h)	6,270,000	6,411,075
New Gold, Inc., 6.250%, 11/15/22(d)	415,000	397,362
Vulcan Materials Co., 7.500%, 06/15/21	940,000	1,052,800

		16,164,987

Miscellaneous Manufacturer 0.8%
Bombardier, Inc., 5.750%, 03/15/22(d)	1,065,000	1,057,013
Bombardier, Inc., 6.125%, 01/15/23(d)	5,830,000	5,786,275

		6,843,288

Oil & Gas 9.2%
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp., 7.750%, 01/15/21(d)	2,525,000	2,411,375
Chesapeake Energy Corp., 6.625%, 08/15/20	2,935,000	3,155,125
CITGO Petroleum Corp., 11.500%, 07/01/17(d)	4,155,000	4,612,050

See Notes to Schedules of Portfolio Investments.

Concho Resources, Inc., 5.500%, 04/01/23	1,245,000	1,226,325
Continental Resources, Inc., 4.500%, 04/15/23(d)	3,685,000	3,583,662
Continental Resources, Inc., 5.000%, 09/15/22	500,000	508,750
EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19	965,000	1,032,550
EP Energy LLC/Everest Acquisition Finance, Inc., 7.750%, 09/01/22	3,085,000	3,300,950
Halcon Resources Corp., 8.875%, 05/15/21	6,355,000	6,164,350
Hercules Offshore, Inc., 7.125%, 04/01/17(d)	3,954,000	4,201,125
Hercules Offshore, Inc., 8.750%, 07/15/21(a)(d)	1,440,000	1,440,000
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20	855,000	897,750
MEG Energy Corp., 6.375%, 01/30/23(d)	2,880,000	2,793,600
Oasis Petroleum, Inc., 6.875%, 01/15/23	2,470,000	2,544,100
Offshore Group Investment Ltd., 7.125%, 04/01/23(d)	2,175,000	2,136,938
Offshore Group Investment Ltd., 7.500%, 11/01/19(h)	3,925,000	4,091,812
Pacific Drilling SA, 5.375%, 06/01/20(d)	740,000	691,900
Plains Exploration & Production Co., 6.875%, 02/15/23	4,310,000	4,611,278
Range Resources Corp., 5.000%, 03/15/23	3,270,000	3,196,425
SandRidge Energy, Inc., 7.500%, 03/15/21	6,430,000	6,140,650
United Refining Co., 10.500%, 02/28/18(j)	13,204,000	14,557,410
WPX Energy, Inc., 6.000%, 01/15/22	2,000,000	2,020,000

		75,318,125

Oil & Gas Services 1.3%
Cie Generale de Geophysique - Veritas, 6.500%, 06/01/21	5,100,000	5,151,000
Exterran Partners LP/EXLP Finance Corp., 6.000%, 04/01/21(d)	1,865,000	1,837,025
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21(d)	1,960,000	1,817,900
Oil States International, Inc., 6.500%, 06/01/19(h)	2,140,000	2,214,900

		11,020,825

Packaging & Containers 0.7%
Ball Corp., 4.000%, 11/15/23	2,585,000	2,391,125
Sealed Air Corp., 5.250%, 04/01/23(d)	2,235,000	2,173,538
Sealed Air Corp., 6.500%, 12/01/20(d)	970,000	1,023,350

		5,588,013

Pharmaceuticals 2.1%
ConvaTec Healthcare, 10.500%, 12/15/18(d)(j)	8,920,000	9,745,100
Valeant Pharmaceuticals International, 6.500%, 07/15/16(d)	275,000	283,250
VPII Escrow Corp., 6.750%, 08/15/18(a)(d)	4,580,000	4,694,500
VPII Escrow Corp., 7.500%, 07/15/21(a)(d)	2,290,000	2,370,150

		17,093,000

Pipelines 1.5%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.875%, 08/01/23(d)	1,955,000	1,857,250
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21(d)	8,705,000	8,443,850
Sabine Pass Liquefaction LLC, 5.625%, 04/15/23(d)	2,550,000	2,409,750

		12,710,850

Real Estate 0.5%
CBRE Services, Inc., 5.000%, 03/15/23	4,340,000	4,112,150

Real Estate Investment Trust 0.3%
iStar Financial, Inc., 3.875%, 07/01/16	1,385,000	1,329,600
iStar Financial, Inc., 4.875%, 07/01/18	1,335,000	1,254,900

		2,584,500

Retail 3.9%
Bon-Ton Department Stores, Inc. (The), 8.000%, 06/15/21(d)(h)	2,325,000	2,362,781
Claire’s Stores, Inc., 7.750%, 06/01/20(d)(h)	748,000	723,690
Claire’s Stores, Inc., 9.000%, 03/15/19(d)	1,410,000	1,551,000
Coinstar, Inc., 6.000%, 03/15/19(d)	1,540,000	1,538,075
CST Brands, Inc., 5.000%, 05/01/23(d)	1,500,000	1,462,500
Hot Topic, Inc., 9.250%, 06/15/21(d)	1,065,000	1,078,313

See Notes to Schedules of Portfolio Investments.

JC Penney Corp., Inc., 5.650%, 06/01/20(h)	3,160,000	2,638,600
JC Penney Corp., Inc., 6.375%, 10/15/36(h)	3,552,000	2,770,560
Landry’s Holdings II, Inc., 10.250%, 01/01/18(d)	720,000	745,200
Landry’s, Inc., 9.375%, 05/01/20(d)	4,895,000	5,164,225
Limited Brands, Inc., 5.625%, 02/15/22	1,800,000	1,827,000
Party City Holdings, Inc., 8.875%, 08/01/20(d)(h)	2,055,000	2,203,987
PVH Corp., 4.500%, 12/15/22	1,450,000	1,392,000
Sears Holdings Corp., 6.625%, 10/15/18	4,200,000	3,958,500
Toys R Us, Inc., 7.375%, 10/15/18	1,120,000	1,010,800
Toys R Us, Inc., 10.375%, 08/15/17	1,175,000	1,175,000

		31,602,231

Semiconductors 0.4%
Advanced Micro Devices, Inc., 7.500%, 08/15/22(h)	805,000	778,838
Advanced Micro Devices, Inc., 7.750%, 08/01/20	825,000	802,313
NXP BV/NXP Funding LLC, 5.750%, 03/15/23(d)	1,575,000	1,586,812

		3,167,963

Shipbuilding 0.3%
Huntington Ingalls Industries, Inc., 7.125%, 03/15/21	2,300,000	2,472,500

Software 0.6%
First Data Corp., 6.750%, 11/01/20(d)	5,065,000	5,153,638

Storage/Warehousing 0.8%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 03/15/18	5,995,000	6,219,813

Telecommunication Services 14.7%
CenturyLink, Inc., 5.625%, 04/01/20	3,310,000	3,343,100
CommScope Holding Co., Inc., PIK, 6.625%, 06/01/20(d)	3,775,000	3,605,125
EarthLink, Inc., 7.375%, 06/01/20(d)	1,375,000	1,320,000
Intelsat Jackson Holdings SA, 5.500%, 08/01/23(d)	2,515,000	2,364,100
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	4,280,000	4,494,000
Intelsat Luxembourg SA, 7.750%, 06/01/21(d)	4,000,000	4,040,000
Level 3 Financing, Inc., 8.125%, 07/01/19	5,985,000	6,284,250
Level 3 Financing, Inc., 8.625%, 07/15/20	3,855,000	4,105,575
Lynx II Corp., 6.375%, 04/15/23(d)(h)	2,775,000	2,795,813
MetroPCS Wireless, Inc., 6.250%, 04/01/21(d)	3,740,000	3,805,450
MetroPCS Wireless, Inc., 6.625%, 04/01/23(d)	4,250,000	4,324,375
NII Capital Corp., 7.625%, 04/01/21	3,995,000	3,106,112
NII International Telecom S.A.R.L., 11.375%, 08/15/19(d)	3,705,000	3,964,350
NII International Telecom SCA, 7.875%, 08/15/19(d)(h)	2,960,000	2,804,600
Nortel Networks Ltd., 10.750%, 07/15/16(f)(j)	6,790,000	7,536,900
Sable International Finance Ltd., 8.750%, 02/01/20(d)(h)	770,000	847,000
Satmex Escrow SA de CV, 9.500%, 05/15/17(j)	8,770,000	9,274,275
SBA Telecommunications, Inc., 5.750%, 07/15/20(d)	4,415,000	4,426,037
Softbank Corp., 4.500%, 04/15/20(d)	5,335,000	5,141,606
Sprint Capital Corp., 6.875%, 11/15/28	2,405,000	2,308,800
Sprint Capital Corp., 6.900%, 05/01/19(j)	10,364,000	10,778,560
Sprint Nextel Corp., 7.000%, 08/15/20(j)	4,175,000	4,383,750
Trilogy International Partners LLC, 10.250%, 08/15/16(d)(h)	7,855,000	7,540,800
Tw telecom holdings, Inc., 5.375%, 10/01/22	3,985,000	3,955,112
UPCB Finance V Ltd., 7.250%, 11/15/21(d)	3,300,000	3,489,750
US West Capital Funding, Inc., 6.875%, 07/15/28	1,490,000	1,430,400
ViaSat, Inc., 6.875%, 06/15/20	3,945,000	4,161,975
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17(d)(h)	3,055,951	3,078,871
Wind Acquisition Finance SA, 7.250%, 02/15/18(d)	1,775,000	1,788,313

		120,498,999

Textiles 0.1%
SIWF Merger Sub, Inc./Springs Industries, Inc., 6.250%, 06/01/21(d)	1,045,000	1,024,100

See Notes to Schedules of Portfolio Investments.

Transportation 1.7%
CHC Helicopter SA, 9.250%, 10/15/20	5,675,000	5,816,875
CHC Helicopter SA, 9.375%, 06/01/21(d)(h)	6,180,000	6,118,200
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21(d)	1,920,000	1,929,600

		13,864,675

Trucking & Leasing 0.3%
Aviation Capital Group Corp., 4.625%, 01/31/18(d)	2,155,000	2,121,533

Total Corporate Bonds (Cost $712,908,601)		725,220,707

Convertible Corporate Bond 0.2%

Auto Parts & Equipment 0.2%
Meritor, Inc., 4.625%, 03/01/26(c)(h)	2,145,000	2,147,681

Total Convertible Corporate Bond (Cost $1,870,621)		2,147,681

Preferred Stock 0.4%

Diversified Financial Services 0.4%
GMAC Capital Trust I, Series 2, 8.125%(c)	121,110	3,154,916

Total Preferred Stock (Cost $3,027,750)		3,154,916

Convertible Preferred Stock 1.0%

Auto Manufacturers 1.0%
General Motors Co., Series B, 4.750%, 12/01/13(h)	166,615	8,024,178

Total Convertible Preferred Stock (Cost $5,993,656)		8,024,178

Common Stock 0.1%

Energy-Alternate Sources 0.1%
Aventine Renewable Energy Holdings, Inc.(e)(f)	52,974	1,059,480

Total Common Stock (Cost $6,346,908)		1,059,480

U.S. Treasury Obligation 0.1%

U.S. Treasury Bill 0.1%
0.000%, 08/15/13	730,000	729,980

Total U.S. Treasury Obligation (Cost $729,974)		729,980

Short-Term Investment 7.5%
RidgeWorth Funds Securities Lending Joint Account(k)	61,386,989	61,386,989

Total Short-Term Investment (Cost $61,386,989)		61,386,989

Money Market Fund 4.0%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(l)	32,838,855	32,838,855

Total Money Market Fund (Cost $32,838,855)		32,838,855

Total Investments (Cost $859,910,582) — 105.7%		867,971,549
Liabilities in Excess of Other Assets — (5.7)%		(47,109,877)

Net Assets — 100.0%		$820,861,672

*	Non-income producing security.
(a)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(b)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(c)	Variable or floating rate security. Rate disclosed is as of June 30, 2013.

See Notes to Schedules of Portfolio Investments.

(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 48.7% of net assets as of June 30, 2013.
(e)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(f)	Security is in default.
(g)	Less than 0.05% of Net Assets.
(h)	The security or a partial position of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $60,084,943.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(k)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013 (See Note 2 (i)).
(l)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

Investment Abbreviations

PIK	– Payment in-kind
ULC	– Unlimited Liability Company

Credit Default Swap Contracts - Buy Protection

At June 30, 2013, the Fund’s open credit default swap contracts were as follows:

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payments Made	Value	Unrealized Depreciation
CDX.NA.HY.20	JPMorgan	$15,000,000	5.000%	06/20/18	4.285%	$462,459	$454,042	$(8,417)
CDX.NA.HY.20	JPMorgan	7,000,000	5.000%	06/20/18	4.285	249,111	211,887	(37,224)

						$711,570	$665,929	$(45,641)

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

The value column indicates the impact each respective swap contract has on the Fund’s Net Assets at June 30, 2013.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Intermediate Bond Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligation 0.2%

Commercial Mortgage Backed Securities 0.2%

LB-UBS Commercial Mortgage Trust
Series 2005-C7, Cl A3, 5.454%, 11/15/30(a)	1,753,000	1,805,637

Total Collateralized Mortgage Obligation (Cost $1,754,517)		1,805,637

Corporate Bonds 28.0%

Aerospace/Defense 0.3%
United Technologies Corp., 3.100%, 06/01/22	2,519,000	2,488,341

Auto Manufacturers 0.4%
Daimler Finance NA LLC, 3.875%, 09/15/21(b)	1,393,000	1,422,097
Volkswagen International Finance, 2.375%, 03/22/17(b)	1,848,000	1,875,957

		3,298,054

Banks 2.9%
Bank of America Corp., 3.300%, 01/11/23, MTN	2,717,000	2,567,965
Citigroup, Inc., 3.375%, 03/01/23	2,717,000	2,599,120
Fifth Third Bank, 1.450%, 02/28/18	3,685,000	3,559,773
Goldman Sachs Group, Inc. (The), 3.625%, 01/22/23	2,669,000	2,553,627
HSBC Bank PLC, 3.100%, 05/24/16(b)	1,080,000	1,133,112
HSBC Bank PLC, 3.500%, 06/28/15(b)	1,469,000	1,540,383
KeyBank NA, 1.650%, 02/01/18	1,815,000	1,771,538
Morgan Stanley, 3.750%, 02/25/23	2,686,000	2,568,576
PNC Bank NA, 0.800%, 01/28/16	4,399,000	4,369,602
Wells Fargo & Co., 1.250%, 02/13/15, MTN	2,353,000	2,366,433

		25,030,129

Beverages 0.5%
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	2,389,000	2,230,366
SABMiller Holdings, Inc., 2.450%, 01/15/17(b)	2,291,000	2,327,353

		4,557,719

Chemicals 0.3%
Dow Chemical Co. (The), 3.000%, 11/15/22	1,208,000	1,123,500
Praxair, Inc., 4.625%, 03/30/15	1,502,000	1,603,804

		2,727,304

Commercial Services 0.5%
ERAC USA Finance LLC, 2.750%, 03/15/17(b)	1,402,000	1,429,600
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	1,213,000	1,341,337
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	1,401,000	1,513,360

		4,284,297

Computers 1.3%
Apple, Inc., 2.400%, 05/03/23	2,197,000	2,037,638
EMC Corp., 3.375%, 06/01/23	2,594,000	2,546,045
IBM Corp., 0.875%, 10/31/14	3,406,000	3,422,744
IBM Corp., 1.250%, 02/06/17	3,152,000	3,117,700

		11,124,127

See Notes to Schedules of Portfolio Investments.

Diversified Financial Services 3.6%
American Express Credit Corp., 2.375%, 03/24/17, MTN	1,227,000	1,252,621
CME Group, Inc., 5.400%, 08/01/13	2,135,000	2,143,171
CME Group, Inc., 5.750%, 02/15/14	2,074,000	2,138,126
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	2,979,000	3,176,877
General Electric Capital Corp., Series B, 5.250% (a)(c)(d)	3,500,000	3,342,500
General Electric Capital Corp., Series B, 6.250% (a)(c)	4,200,000	4,462,500
John Deere Capital Corp., 1.250%, 12/02/14, MTN	1,686,000	1,702,069
Lazard Group LLC, 6.850%, 06/15/17	405,000	453,010
Lazard Group LLC, 7.125%, 05/15/15	1,673,000	1,816,644
MassMutual Global Funding LLC, 2.000%, 04/05/17(b)	1,500,000	1,503,082
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	2,026,000	2,050,417
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	1,019,000	1,065,297
Woodside Finance Ltd., 4.600%, 05/10/21(b)	2,511,000	2,641,256
Woodside Finance Ltd., 8.125%, 03/01/14(b)	3,118,000	3,259,102

		31,006,672

Electric 1.3%
Alabama Power Co., 5.800%, 11/15/13	1,994,000	2,032,967
Dominion Resources, Inc., 1.950%, 08/15/16	805,000	821,069
Duke Energy Carolinas LLC, 4.300%, 06/15/20	534,000	581,157
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,109,000	1,267,799
Georgia Power Co., 6.000%, 11/01/13	1,442,000	1,467,701
MidAmerican Energy Holdings Co., Series D, 5.000%, 02/15/14	2,682,000	2,754,899
Southern California Edison Co., 5.750%, 03/15/14	2,151,000	2,226,276

		11,151,868

Electronics 0.5%
Agilent Technologies, Inc., 3.875%, 07/15/23	4,297,000	4,149,854

Food 0.2%
Kroger Co. (The), 7.500%, 01/15/14	1,302,000	1,350,177

Forest Products & Paper 0.3%
Georgia-Pacific LLC, 3.734%, 07/15/23(b)	2,383,000	2,317,827

Healthcare - Products 0.2%
Becton Dickinson and Co., 3.250%, 11/12/20	556,000	562,232
Covidien International Finance SA, 6.000%, 10/15/17	1,000,000	1,158,805

		1,721,037

Insurance 0.8%
Berkshire Hathaway, Inc., 3.200%, 02/11/15	2,342,000	2,435,989
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	1,206,000	1,246,781
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	2,770,000	3,015,447

		6,698,217

Internet 0.1%
eBay, Inc., 2.600%, 07/15/22	1,017,000	947,512

Machinery-Diversified 0.3%
Deere & Co., 2.600%, 06/08/22	2,805,000	2,673,395

Media 1.1%
Comcast Corp., 3.125%, 07/15/22	1,305,000	1,271,497
Comcast Corp., 4.950%, 06/15/16	853,000	944,797
NBCUniversal Media LLC, 4.375%, 04/01/21	1,703,000	1,837,016
Thomson Reuters Corp., 5.950%, 07/15/13	526,000	526,959
Time Warner Cable, Inc., 4.000%, 09/01/21	1,945,000	1,862,631
Time Warner Cable, Inc., 8.250%, 02/14/14	2,112,000	2,208,795
Time Warner, Inc., 4.875%, 03/15/20	439,000	478,633

		9,130,328

See Notes to Schedules of Portfolio Investments.

Mining 1.6%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	1,493,000	1,422,563
Barrick Gold Corp., 4.100%, 05/01/23(b)	4,151,000	3,467,978
Barrick International Barbados Corp., 5.750%, 10/15/16(b)	1,447,000	1,545,944
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	1,755,000	1,767,376
Kinross Gold Corp., 5.125%, 09/01/21(d)	3,185,000	3,078,997
Newmont Mining Corp., 3.500%, 03/15/22	2,277,000	1,948,509

		13,231,367

Miscellaneous Manufacturer 0.9%
3M Co., 1.375%, 09/29/16	829,000	836,646
General Electric Co., 2.700%, 10/09/22	1,944,000	1,839,788
General Electric Co., 5.250%, 12/06/17	802,000	905,576
Illinois Tool Works, Inc., 6.250%, 04/01/19	1,879,000	2,250,150
Siemens Financieringsmaatschappij NV, 5.750%, 10/17/16(b)	1,679,000	1,918,274

		7,750,434

Oil & Gas 0.5%
BP Capital Markets PLC, 2.248%, 11/01/16	1,563,000	1,600,577
Ensco PLC, 4.700%, 03/15/21	1,505,000	1,597,893
Statoil ASA, 3.125%, 08/17/17	627,000	661,580

		3,860,050

Oil & Gas Services 0.4%
Schlumberger Investment SA, 3.300%, 09/14/21(b)	1,245,000	1,251,351
Weatherford International Ltd., 4.950%, 10/15/13	1,160,000	1,172,402
Weatherford International Ltd., 5.125%, 09/15/20	1,030,000	1,079,588

		3,503,341

Pharmaceuticals 1.1%
Express Scripts Holding Co., 2.650%, 02/15/17	1,140,000	1,160,808
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	1,172,000	1,359,215
Merck & Co., Inc., 1.300%, 05/18/18	1,762,000	1,708,763
Mylan, Inc., 1.800%, 06/24/16(b)	1,158,000	1,154,854
Novartis Securities Investment Ltd., 5.125%, 02/10/19	836,000	962,188
Perrigo Co., 2.950%, 05/15/23	1,355,000	1,252,661
Zoetis, Inc., 3.250%, 02/01/23(b)	1,854,000	1,761,517

		9,360,006

Pipelines 2.1%
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	712,000	824,082
Energy Transfer Partners LP, 4.650%, 06/01/21	956,000	989,342
Energy Transfer Partners LP, 6.700%, 07/01/18	2,169,000	2,547,170
Enterprise Products Operating LLC, 5.250%, 01/31/20	3,146,000	3,516,061
Enterprise Products Operating LLC, Series G, 5.600%, 10/15/14	1,871,000	1,980,637
Kinder Morgan Energy Partners LP, 3.450%, 02/15/23	4,250,000	3,990,729
TC Pipelines LP, 4.650%, 06/15/21	1,305,000	1,332,278
TransCanada PipeLines Ltd., 3.800%, 10/01/20	1,138,000	1,198,495
Williams Partners LP, 4.125%, 11/15/20	1,532,000	1,544,225

		17,923,019

Real Estate Investment Trust 1.8%
American Tower Corp., 3.500%, 01/31/23	1,557,000	1,425,706
Boston Properties LP, 3.800%, 02/01/24	1,848,000	1,815,000
Digital Realty Trust LP, 4.500%, 07/15/15	2,535,000	2,659,565
Digital Realty Trust LP, 5.875%, 02/01/20	644,000	702,700
ERP Operating LP, 3.000%, 04/15/23	4,930,000	4,530,779
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	3,696,000	4,132,128

		15,265,878

See Notes to Schedules of Portfolio Investments.

Retail 1.6%
AutoZone, Inc., 3.700%, 04/15/22	1,205,000	1,171,581
Macy’s Retail Holdings, Inc., 2.875%, 02/15/23	5,692,000	5,250,096
Wal-Mart Stores, Inc., 1.125%, 04/11/18	4,999,000	4,851,444
Walgreen Co., 4.875%, 08/01/13	2,042,000	2,048,632

		13,321,753

Semiconductors 1.1%
Analog Devices, Inc., 3.000%, 04/15/16	692,000	722,802
Intel Corp., 1.950%, 10/01/16	965,000	989,688
Intel Corp., 2.700%, 12/15/22	5,641,000	5,268,254
TSMC Global Ltd., 1.625%, 04/03/18(b)	2,742,000	2,636,013

		9,616,757

Software 0.7%
Fidelity National Information Services, Inc., 3.500%, 04/15/23	1,811,000	1,635,639
Fiserv, Inc., 4.750%, 06/15/21	1,358,000	1,415,636
Oracle Corp., 1.200%, 10/15/17	1,215,000	1,180,034
Oracle Corp., 5.750%, 04/15/18	1,491,000	1,734,975

		5,966,284

Telecommunication Services 1.5%
AT&T, Inc., 0.900%, 02/12/16	1,440,000	1,429,145
AT&T, Inc., 3.875%, 08/15/21	1,274,000	1,313,994
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	3,249,000	3,063,664
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,591,000	1,633,365
Cisco Systems, Inc., 5.500%, 02/22/16	841,000	939,106
Juniper Networks, Inc., 3.100%, 03/15/16	665,000	688,844
Rogers Communications, Inc., 7.500%, 03/15/15	1,045,000	1,157,079
Softbank Corp., 4.500%, 04/15/20(b)	2,897,000	2,791,984

		13,017,181

Transportation 0.1%
United Parcel Service, Inc., 3.125%, 01/15/21	832,000	843,553

Total Corporate Bonds (Cost $237,089,407)		238,316,481

U.S. Government Agency Mortgages 10.2%

Federal Home Loan Mortgage Corporation
Pool #J18800, 3.000%, 04/01/27	2,165,615	2,232,562
Pool #J19417, 3.000%, 06/01/27	13,755,963	14,173,155
Pool #J19597, 3.000%, 07/01/27	802,183	828,234
Pool #J22776, 3.000%, 03/01/28	8,343,697	8,614,658
Pool #J22996, 3.000%, 03/01/28	4,674,881	4,827,956

		30,676,565

Federal National Mortgage Association
Pool, 3.610%,TBD(e)	12,068,000	12,252,882
Pool, 2.500%,TBA(e)	10,848,000	10,910,714
Pool #AM0067, 2.740%, 08/01/22	6,521,000	6,411,357
Pool #AP1217, 2.500%, 07/01/27	4,295,294	4,327,657
Pool #AM2100, 2.250%, 01/01/28	11,554,753	10,867,300
Pool #AT7985, 2.000%, 06/01/23	11,323,000	11,411,889

		56,181,799

Total U.S. Government Agency Mortgages (Cost $88,321,256)		86,858,364

U.S. Treasury Obligations 59.0%

U.S. Treasury Notes 59.0%
0.500%, 10/15/14	20,159,000	20,231,451

See Notes to Schedules of Portfolio Investments.

0.375%, 03/15/15	146,997,000	147,169,281
0.375%, 11/15/15	112,914,000	112,666,944
1.000%, 03/31/17(f)	52,226,000	52,274,988
0.625%, 08/31/17	99,415,000	97,372,320
0.750%, 02/28/18	43,647,000	42,579,700
2.125%, 08/15/21	15,392,000	15,329,478
1.750%, 05/15/23	15,593,000	14,603,811

Total U.S. Treasury Obligations (Cost $507,162,679)		502,227,973

Preferred Stocks 1.2%

Banks 0.8%
PNC Financial Services Group, Inc., Series P, 6.125%(a)(c)	61,125	1,643,651
US Bancorp, Series G, 6.000%(c)	180,100	4,936,541

		6,580,192

Insurance 0.3%
Arch Capital Group Ltd., Series C, 6.750%(c)	45,625	1,175,756
Reinsurance Group of America, Inc., 6.200%(c)	73,900	1,921,400

		3,097,156

Real Estate Investment Trust 0.1%
Public Storage, Series U, 5.625%(c)	19,025	459,644

Total Preferred Stocks (Cost $9,582,642)		10,136,992

Short-Term Investment 0.6%
RidgeWorth Funds Securities Lending Joint Account(g)	5,250,325	5,250,325

Total Short-Term Investment (Cost $5,250,325)		5,250,325

Money Market Fund 5.3%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(h)	44,675,473	44,675,473

Total Money Market Fund (Cost $44,675,473)		44,675,473

Total Investments (Cost $893,836,299) — 104.5%		889,271,245
Liabilities in Excess of Other Assets — (4.5)%		(38,295,919)

Net Assets — 100.0%		$850,975,326

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2013.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.1% of net assets as of June 30, 2013.
(c)	Security is perpetual in nature and has no stated maturity.
(d)	The security or a partial position of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $5,140,954.
(e)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(f)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(g)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013 (See Note 2(i)).
(h)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

Investment Abbreviations

MTN	– Medium Term Note
TBA	– To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Investment Grade Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 95.0%

Alabama 1.8%
Birmingham, Series A, GO, 0.000%, 03/01/27(a)	2,500,000	2,243,600
Birmingham, Series A, GO, 0.000%, 03/01/37(a)	3,000,000	2,550,540
Birmingham Special Care Facilities Financing Authority Health Care Facilities, Children’s Hospital of Alabama, RB, 6.000%, 06/01/39, AGC(b)	9,000,000	10,256,220

		15,050,360

Alaska 5.6%
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 5.500%, 09/01/23, AGC(b)	18,000,000	21,069,360
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/28, AGC(b)	15,500,000	18,169,255
Matanuska-Susitna Borough Lease, Goose Creek Correctional Center, RB, 6.000%, 09/01/32, AGC	7,250,000	8,359,902

		47,598,517

California 21.5%
California Health Facilities Financing Authority, Series C, RB, 6.250%, 10/01/24	3,500,000	4,124,610
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/33	6,500,000	7,530,185
California Health Facilities Financing Authority, Series C, RB, 6.500%, 10/01/38(b)	5,400,000	6,255,846
California State, GO, 5.000%, 09/01/19	5,955,000	6,977,593
California State, GO, 5.000%, 02/01/21	10,000,000	11,726,100
California State, GO, 5.000%, 09/01/21	10,340,000	12,189,929
California State, GO, 5.000%, 03/01/24	3,030,000	3,338,787
California State, GO, 5.000%, 09/01/25	2,410,000	2,663,677
California State, GO, 5.000%, 09/01/26	4,000,000	4,340,720
California State, GO, 5.000%, 09/01/27	7,720,000	8,203,272
California State, GO, 5.000%, 10/01/29	7,585,000	7,973,959
California State, GO, 5.000%, 02/01/38	4,000,000	4,179,600
California State, GO, 5.250%, 10/01/25	4,900,000	5,510,148
California State, GO, 5.250%, 03/01/30(b)	15,000,000	15,916,650
California State, GO, 6.500%, 04/01/33(b)	24,500,000	29,346,345
Contra Costa Transportation Authority, Series B, RB, 5.000%, 03/01/24	1,500,000	1,738,305
Los Angeles California Community College District, Series A, GO, 6.000%, 08/01/33(b)	10,000,000	11,749,800
Los Angeles California Wastewater System, Series A, RB, 5.750%, 06/01/34	5,000,000	5,770,500
Sacramento Municipal Utility District, Series C, RB, 5.000%, 08/15/16(c)	4,000,000	4,466,080
Sacramento Municipal Utility District, Series C, RB, 5.000%, 08/15/17(c)	600,000	684,822
San Francisco City & County Airports Commission, AMT, RB, 5.750%, 05/01/24, AGM	5,000,000	5,635,150
University of California, Series O, RB, 5.750%, 05/15/27	3,000,000	3,478,440
University of California, Series O, RB, 5.750%, 05/15/28(b)	10,000,000	11,594,800
University of California, Series O, RB, 5.750%, 05/15/29(b)	5,095,000	5,895,577

		181,290,895

Colorado 0.6%
Regional Transportation District Sales Tax Revenue, Series A, RB, 5.000%, 11/01/31	5,000,000	5,443,250

District of Columbia 1.1%
District of Columbia, Income Tax, Series A, RB, 5.500%, 12/01/30(b)	8,000,000	9,115,520

See Notes to Schedules of Portfolio Investments.

Florida 2.8%
Florida State Board of Education, Capital Outlay, Public Education Project, GO, 9.125%, 06/01/14, ETM(b)	840,000	908,225
Florida State Board of Education, Lottery Revenue, Capital Outlay, Public Education Project, Series A, GO, 5.000%, 06/01/20, NATL-RE/FGIC	5,320,000	5,777,573
Florida State Board of Governors, Series A, RB, 5.000%, 10/01/20	2,285,000	2,658,643
Florida State Board of Governors, Series A, RB, 5.000%, 10/01/21	2,410,000	2,797,432
Highlands County Health Facilities Authority, Adventist Health, Series G, RB, 5.125%, 11/15/18(d)	2,900,000	3,190,232
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.000%, 07/01/23	2,000,000	2,341,940
Miami-Dade County, Building Better Communities Program, Series B, GO, 6.125%, 07/01/25	3,000,000	3,508,890
Polk County School District Sales Tax Authority, RB, 5.250%, 10/01/15, AGM	2,000,000	2,099,020

		23,281,955

Georgia 1.1%
Georgia State, Series B, GO, 5.000%, 07/01/17(b)	5,000,000	5,385,250
Henry County School District, GO, 5.000%, 08/01/13, NATL-RE/FGIC	4,030,000	4,047,611

		9,432,861

Hawaii 0.7%
Hawaii State, Series EE, GO, 5.000%, 11/01/21	4,750,000	5,686,938

Illinois 3.2%
Chicago IL O’ Hare International Airport Revenue, Series D, RB, 5.250%, 01/01/19, NATL-RE, AMT(b)	7,680,000	8,144,717
Grundy Kendall & Will Counties Community School District No. 201, GO, 5.750%, 10/15/21, AGC	4,340,000	5,021,163
Illinois State, GO, 5.250%, 07/01/29(c)	5,000,000	5,105,350
Illinois State, GO, 5.250%, 07/01/31(c)	3,500,000	3,548,965
Illinois State Sales Tax, First Series, RB, 5.000%, 06/15/22(b)	2,975,000	2,985,115
University of Illinois, Auxiliary Facilities System, Series A, RB, 5.750%, 04/01/38	2,000,000	2,246,020

		27,051,330

Kansas 3.7%
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, RB, 5.750%, 11/15/38(b)	26,090,000	29,371,600
Kansas State Development Finance Authority, Adventist Bolingbrook Hospital, Series D, RB, 5.000%, 11/15/22	2,000,000	2,196,940

		31,568,540

Maryland 4.4%
Baltimore County, GO, 5.000%, 08/01/15	2,810,000	3,072,032
Maryland State Department of Transportation, Consolidated Transportation, RB, 5.000%, 05/01/17, Pre-refunded 05/01/2014 @ 100	4,500,000	4,679,055
Maryland State Department of Transportation, RB, 5.000%, 02/15/19	9,000,000	10,363,140
Prince George’s County, Series A, GO, 5.000%, 03/01/22	5,000,000	6,043,200
Prince George’s County, Series C, GO, 5.000%, 08/01/20	10,435,000	12,602,976

		36,760,403

Massachusetts 4.0%
Commonwealth of Massachusetts, Series A, GO, 5.000%, 04/01/25	5,520,000	6,283,747
Commonwealth of Massachusetts, Series B, GO, 5.000%, 06/01/24(b)	11,990,000	13,833,702
Commonwealth of Massachusetts, Series D, GO, 5.000%, 08/01/33	5,000,000	5,389,150
Massachusetts State, Consolidated Lien, Series C, GO, 5.000%, 01/01/15	2,000,000	2,136,640
Massachusetts State, Consolidated Lien, Series C, GO, 5.000%, 09/01/18	5,310,000	5,813,601

		33,456,840

Michigan 2.6%
Michigan Finance Authority, RB, 5.000%, 07/01/21	10,000,000	11,443,200
Michigan Municipal Bond Authority, RB, 5.000%, 10/01/17(b)	9,270,000	10,097,996

		21,541,196

See Notes to Schedules of Portfolio Investments.

Minnesota 2.1%
Minnesota State, Series A, GO, 5.000%, 08/01/21	9,000,000	10,827,720
Minnesota State, Series D, GO, 5.000%, 08/01/22	5,515,000	6,516,745

		17,344,465

Missouri 3.5%
Missouri State Board of Public Buildings, Series A, RB, 5.000%, 10/01/21	18,875,000	22,363,666
Missouri State Highways & Transit Commission State Road, Second Lien, RB, 5.250%, 05/01/20	6,500,000	7,399,535

		29,763,201

New Jersey 6.6%
New Jersey Economic Development Authority, RB, 5.000%, 09/01/20, ST APPROP	4,000,000	4,607,520
New Jersey Higher Education Student Assistance Authority, AMT, RB, 4.000%, 12/01/17	3,100,000	3,308,103
New Jersey Higher Education Student Assistance Authority, AMT, Series 1A, RB, 4.000%, 12/01/19	5,000,000	5,233,950
New Jersey Higher Education Student Assistance Authority, AMT, Series 1A, RB, 5.000%, 12/01/20	9,775,000	10,741,748
New Jersey State Transportation Trust Fund Authority, Transportation System, Series A, RB, 6.000%, 12/15/38	7,710,000	8,768,352
New Jersey State Transportation Trust Fund Authority, Transportation System, Series D, RB, 5.000%, 06/15/19, AGM(b)	13,125,000	14,259,787
New Jersey State Turnpike Authority, Series A, RB, 5.000%, 01/01/30	3,000,000	3,176,160
New Jersey Transportation Trust Fund Authority, Series A, RB, 6.000%, 06/15/35, ST APPROP	5,305,000	5,980,008

		56,075,628

New Mexico 1.3%
New Mexico Finance Authority, Public Project Revolving Fund, Series C, RB, 5.000%, 06/01/21, AMBAC	5,595,000	5,810,072
New Mexico State, Series A, RB, 4.000%, 07/01/20(c)	5,090,000	5,561,486

		11,371,558

New York 9.9%
Erie County Industrial Development Agency, City School District Buffalo, Series A, RB, 5.750%, 05/01/29, BHAC	5,340,000	6,043,278
Erie County Industrial Development Agency, RB, 5.000%, 05/01/19, State Aid Withholding	2,000,000	2,330,480
New York City, GO, 5.000%, 08/01/23	5,000,000	5,752,050
New York City, GO, 5.000%, 08/15/23, Pre-refunded 08/15/2014 @ 100	13,730,000	14,462,633
New York City Municipal Water Finance Authority, Water & Sewer System, Series A, RB, 5.750%, 06/15/40(b)	15,330,000	17,277,217
New York City Transitional Finance Authority, Building Aid, Series S-2, RB, 6.000%, 07/15/38, State Aid Withholding(b)	7,500,000	8,474,625
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, 5.000%, 02/01/28	5,000,000	5,556,150
New York Municipal Bond Bank Agency, RB, 5.000%, 12/01/20, State Aid Withholding	2,950,000	3,471,619
New York State Thruway Authority, Series B, RB, 5.000%, 04/01/18, AMBAC	5,700,000	6,209,124
Port Authority of New York & New Jersey, AMT, RB, 3.000%, 10/01/14, GO of Authority	4,765,000	4,915,431
Port Authority of New York & New Jersey, AMT, RB, 5.000%, 07/15/21	5,235,000	6,022,815
Port Authority of New York & New Jersey, AMT, RB, 5.000%, 07/15/23	2,900,000	3,287,266

		83,802,688

North Carolina 0.9%
Raleigh, Series B, GO, 5.000%, 04/01/20	4,700,000	5,652,126
University of North Carolina, Chapel Hill, Series A, RB, 5.000%, 02/01/14	1,885,000	1,929,806

		7,581,932

See Notes to Schedules of Portfolio Investments.

Ohio 0.3%
Ohio State, RB, 5.000%, 12/15/20	2,000,000	2,347,040

Oregon 2.0%
Oregon State Department of Transportation, Highway User Tax, Series B, RB, 5.000%, 11/15/17, Pre-refunded 11/15/2014 @ 100	2,500,000	2,660,500
Portland Community College District, GO, 5.000%, 06/15/21	7,560,000	9,032,159
Tri-County Metropolitan Transportation District, Refunding Limited Tax Pledge, Series A, RB, 5.000%, 09/01/20, AGM	5,170,000	5,595,853

		17,288,512

Pennsylvania 6.1%
Allegheny County Port Authority, RB, 5.750%, 03/01/29	7,500,000	8,312,550
Easton Area School District, Series 2006, GO, 7.750%, 04/01/25, AGM	3,980,000	4,561,239
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 07/01/21	7,500,000	8,531,325
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 01/01/22	3,000,000	3,363,420
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 07/01/22	14,485,000	15,905,978
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/23, GO of University	6,750,000	8,031,218
University of Pittsburgh, Commonwealth System of Higher Education, Series B, RB, 5.500%, 09/15/24, GO of University	2,500,000	2,965,625

		51,671,355

South Carolina 1.0%
Charleston Educational Excellence Finance Corp., RB, 5.000%, 12/01/20	2,425,000	2,846,586
Charleston Educational Excellence Finance Corp., RB, 5.000%, 12/01/21	2,500,000	2,947,475
South Carolina State Public Service Authority, Series A, RB, 5.000%, 01/01/17, Pre-refunded 01/01/2014 @ 100, AGM	2,300,000	2,355,223

		8,149,284

Texas 5.0%
Austin, Series 2005, GO, 5.000%, 09/01/19, NATL-RE	5,000,000	5,333,650
Dallas Community College District, GO, 5.000%, 02/15/24	5,850,000	6,584,409
Dallas Independent School District, GO, 6.375%, 02/15/34, PSF-GTD(b)	6,000,000	7,086,780
Houston Higher Education Finance Corp., Series A, RB, 4.000%, 02/15/22	1,000,000	989,170
Lower Colorado River Authority, Series A, RB, 5.875%, 05/15/15, AGM	1,185,000	1,190,226
North Harris County Regional Water Authority, RB, 5.250%, 12/15/18, NATL-RE	2,690,000	2,847,284
San Antonio Electric & Gas, RB, 5.000%, 02/01/24, Pre-refunded 02/01/2015 @ 100	1,875,000	2,009,925
San Antonio Electric & Gas, RB, 5.000%, 02/01/43(c)	2,000,000	2,092,460
Texas State Public Finance Authority, Unemployment Comp., Series A, RB, 5.000%, 01/01/15	5,000,000	5,339,250
Texas State Public Finance Authority, Charter School Finance Corp., Series A, RB, 6.200%, 02/15/40	2,850,000	3,138,648
Texas State University Systems Financing, RB, 5.000%, 03/15/18, AGM	5,035,000	5,372,194

		41,983,996

Virginia 0.2%
Norfolk, Series C, GO, 5.000%, 04/01/23	1,875,000	2,108,419

Washington 3.0%
Central Puget Sound Regional Transit Authority, Series A, RB, 5.000%, 11/01/23, Pre-refunded 05/01/2015 @ 100, AMBAC(b)	6,000,000	6,492,420
Lewis County Public Utility District No. 1, RB, 5.250%, 04/01/32(c)	7,115,000	7,738,203
Washington State, Series A, GO, 5.000%, 07/01/19, Pre-refunded 07/01/2014 @ 100	2,855,000	2,987,615
Washington State, Series A, GO, 5.000%, 07/01/20, Pre-refunded 07/01/2015 @ 100, AGM	7,700,000	8,394,771

		25,613,009

Total Municipal Bonds (Cost $778,071,368)		802,379,692

See Notes to Schedules of Portfolio Investments.

Money Market Fund 8.7%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(e)	73,700,753	73,700,753

Total Money Market Fund (Cost $73,700,753)		73,700,753

Total Investments (Cost $851,772,121) — 103.7%		876,080,445
Liabilities in Excess of Other Assets — (3.7)%		(31,559,973)

Net Assets — 100.0%		$844,520,472

(a)	Step bond. The rate shown is the rate in effect as of June 30, 2013.
(b)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Variable or floating rate security. Rate disclosed is as of June 30, 2013.
(e)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

Investment Abbreviations

AGC	– Security guaranteed by Assured Guaranty Corporation
AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
ETM	– Escrowed to maturity
FGIC	– Security guaranteed by Financial Guaranty Insurance Company
GO	– General Obligation
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
PSF-GTD	– Security guaranteed by Permanent School Fund Guarantee Program
RB	– Revenue Bond
ST APPROP	– State Appropriation

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Limited Duration Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 18.0%

Automobiles 6.0%
Nissan Master Owner Trust Receivables, Series 2013-A, Cl A, 0.493%, 02/15/18(a)	400,000	397,880

Credit Card 12.0%
American Express Issuance Trust II, Series 2013-1, Cl B, 0.643%, 02/15/19(a)	400,000	400,566
Discover Card Master Trust, Series 2013-A1, Cl A1, 0.493%, 08/17/20(a)	400,000	395,141

		795,707

Total Asset-Backed Securities (Cost $1,200,000)		1,193,587

Collateralized Mortgage Obligations 58.4%

Agency Collateralized Mortgage Obligations 58.4%

Federal Home Loan Mortgage Corporation
Series 2589, Cl F, 0.393%, 03/17/33(a)	811,495	809,098
Series 2806, Cl FV, REMIC, 0.633%, 11/15/33(a)	960,771	961,885

		1,770,983

Federal National Mortgage Association
Series 2004-79, Cl FM, 0.493%, 11/25/24(a)	1,345,302	1,349,015
Series 2010-90, Cl MF, 0.593%, 04/25/28(a)	755,112	757,080

		2,106,095

Total Collateralized Mortgage Obligations (Cost $3,851,848)		3,877,078

U.S. Government Agency Mortgages 5.4%

Academic Loan Funding Trust
Series 2012-1A, Cl A1, 0.993%, 12/27/22(a)(b)	352,816	356,259

Total U.S. Government Agency Mortgages (Cost $352,208)		356,259

Money Market Fund 18.2%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(c)	1,208,635	1,208,635

Total Money Market Fund (Cost $1,208,635)		1,208,635

Total Investments (Cost $6,612,691) — 100.0%		6,635,559
Other Assets in Excess of Liabilities — 0.0%(d)		1,321

Net Assets — 100.0%		$6,636,880

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2013.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 5.4% of net assets as of June 30, 2013.
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.
(d)	Less than 0.05% of Net Assets.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Limited-Term Federal Mortgage Securities Fund

	Shares or Principal Amount($)	Value($)
Collateralized Mortgage Obligations 21.1%

Agency Collateralized Mortgage Obligations 10.9%

Federal Home Loan Mortgage Corporation
Series 3774, Cl EW, 3.500%, 12/15/25	711,000	732,449
Series 3800, Cl CB, 3.500%, 02/15/26	159,000	163,362
Series 3909, Cl UB, REMIC, 3.500%, 08/15/26(a)	800,000	832,130

		1,727,941

Commercial Mortgage Backed Securities 10.2%

Extended Stay America Trust
Series 2013-ESH7, Cl A27, 2.958%, 12/05/31(b)	250,000	242,640

Federal National Mortgage Association
Series 2012-M4, Cl 1A2, 2.976%, 04/25/22(c)	396,000	394,059

GS Mortgage Securities Corp. II
Series 2005-ROCK, Cl A, 5.366%, 05/03/32(b)	250,000	283,789
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(b)	250,000	246,151
Series 2012-BWTR, Cl A, 2.954%, 11/05/34(b)	250,000	232,568

		762,508

OBP Depositor LLC Trust
Series 2010-OBP, Cl A, 4.646%, 07/15/45(b)	200,000	216,872

		1,616,079

Total Collateralized Mortgage Obligations (Cost $3,428,059)		3,344,020

U.S. Government Agency Mortgages 75.6%

Federal Home Loan Mortgage Corporation
Pool #J19132, 3.000%, 05/01/27	343,934	354,579
Pool #C91404, 3.500%, 10/01/31	237,347	244,485
Pool #C01785, 5.000%, 02/01/34(a)	796,489	855,479
Pool #G03092, 5.500%, 07/01/37	310,040	334,214
Pool #G04337, 5.500%, 04/01/38(a)	673,297	723,324
Pool #G08353, 4.500%, 07/01/39(a)	372,002	391,673
Pool #G06079, 6.000%, 07/01/39(a)	375,407	407,718
Pool #A93617, 4.500%, 08/01/40	132,819	139,980
2.500%, TBA, 15 year Maturity(d)	30,000	30,150
3.500%, TBA, 30year Maturity(d)	457,000	462,855

		3,944,457

Federal National Mortgage Association
Pool #AJ8604, 3.000%, 02/01/27	439,392	452,508
Pool #AP7520, 3.000%, 09/01/27	371,593	382,967
Pool #MA0575, 4.500%, 11/01/30	150,240	160,893
Pool #MA0919, 3.500%, 12/01/31	364,125	375,304
Pool #MA0949, 3.500%, 01/01/32	164,700	169,781
Pool #MA0976, 3.500%, 02/01/32	326,246	336,344
Pool #655219, 3.500%, 08/01/32	124,488	126,754

See Notes to Schedules of Portfolio Investments.

Pool #AB8428, 3.500%, 02/01/33	185,281	190,924
Pool #730727, 5.000%, 08/01/33	255,363	281,618
Pool #725773, 5.500%, 09/01/34	495,802	543,601
Pool #AI7951, 4.500%, 08/01/36	135,091	142,933
Pool #995082, 5.500%, 08/01/37	135,361	148,410
Pool #889529, 6.000%, 03/01/38	441,728	488,623
Pool #995724, 6.000%, 04/01/39	397,802	434,344
Pool #AA9840, 4.500%, 06/01/39	241,632	255,758
Pool #AB1343, 4.500%, 08/01/40	145,045	156,949
Pool #AC4624, 3.500%, 10/01/40	285,161	292,311
Pool #AL0005, 4.500%, 01/01/41	72,464	76,777
Pool #AB2694, 4.500%, 04/01/41	83,722	90,020
Pool #AL1627, 4.500%, 09/01/41	224,222	239,506
2.000%, TBA, 15 year Maturity(d)	1,707,000	1,661,925
2.500%, TBA, 15 year Maturity(d)	230,000	231,330
3.500%, TBA, 30 year Maturity(d)	455,000	461,896

		7,701,476

Government National Mortgage Association
Pool #798919, 3.500%, 04/15/27	348,013	366,773

Total U.S. Government Agency Mortgages (Cost $11,930,331)		12,012,706

U.S. Treasury Obligation 2.1%

U.S. Treasury Note 2.1%
1.750%, 05/15/23	360,000	337,162

Total U.S. Treasury Obligation (Cost $336,519)		337,162

Money Market Fund 19.1%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(e)	3,027,405	3,027,405

Total Money Market Fund (Cost $3,027,405)		3,027,405

Total Investments (Cost $18,722,314) — 117.9%		18,721,293
Liabilities in Excess of Other Assets — (17.9)%		(2,841,390)

Net Assets — 100.0%		$15,879,903

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 7.7% of net assets as of June 30, 2013.
(c)	Variable or floating rate security. Rate disclosed is as of June 30, 2013.
(d)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(e)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

Investment Abbreviations

REMIC	– Real Estate Mortgage Investment Conduit
TBA	– To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

North Carolina Tax-Exempt Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 95.8%

Alabama 0.4%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	215,000	186,012

California 3.6%
California State, GO, 5.000%, 02/01/20	645,000	755,050
California State, GO, 5.000%, 02/01/38	1,000,000	1,044,900

		1,799,950

Georgia 1.6%
Municipal Electric Authority of Georgia, RB, 5.000%, 01/01/30	730,000	784,275

Illinois 1.0%
Illinois State, GO, 5.250%, 07/01/30(b)	505,000	513,252

North Carolina 83.4%
Buncombe County Metropolitan Sewerage District, RB, 5.000%, 07/01/22	1,115,000	1,322,802
Charlotte, Series C, COP, 5.000%, 06/01/20	1,845,000	2,122,562
Charlotte, Series C, COP, 5.000%, 06/01/21	980,000	1,124,158
Charlotte Water & Sewer System, RB, 5.000%, 07/01/21	1,080,000	1,243,102
Durham, Series A, GO, 4.000%, 07/01/16	710,000	776,733
Guilford County, GO, 4.000%, 10/01/14	1,825,000	1,909,497
Guilford County, Series A, GO, 5.000%, 02/01/18	1,135,000	1,320,232
Iredell County School Project, COP, 5.125%, 06/01/27, AGM	1,000,000	1,058,390
Nash Health Care Systems Health Care Facilities, RB, 5.000%, 11/01/41(c)	1,650,000	1,655,742
New Hanover County Hospital, New Hanover Regional Medical Center, Series B, RB, 5.125%, 10/01/31, AGM(c)	2,000,000	2,070,700
North Carolina Capital Facilities Finance Agency, RB, 5.250%, 03/01/33(c)	2,000,000	2,019,980
North Carolina Eastern Municipal Power Agency, Series D, RB, 5.000%, 01/01/16	750,000	824,130
North Carolina Medical Care Commission, Series A, RB, 5.000%, 10/01/38	2,890,000	2,949,910
North Carolina Medical Care Commission Health Care Facilities, Series A, RB, 6.125%, 10/01/39, Pre-refunded 10/01/2014 @ 100	750,000	802,995
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.000%, 12/01/29	750,000	848,415
North Carolina Medical Care Commission Health Care Facilities, University Health Systems, Series D, RB, 6.250%, 12/01/33(c)	2,000,000	2,257,260
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Series A, RB, 5.625%, 10/01/29, Pre-refunded 10/01/2014 @ 100, AGM	500,000	532,195
North Carolina Medical Care Commission Health Care Facilities, Wake County Hospital System, Series A, RB, 5.875%, 10/01/38, Pre-refunded 10/01/2014 @ 100, AGM	500,000	533,760
North Carolina Municipal Power Agency, No. 1 Catawba Electric, RB, ETM, 5.000%, 01/01/20	1,600,000	1,905,536
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Series A, RB, 5.000%, 01/01/30(c)	3,000,000	3,181,980
North Carolina Municipal Power Agency, No. 1 Catawba Electric, Series A, RB, 5.250%, 01/01/15	1,000,000	1,069,090
North Carolina State, Series A, GO, 5.000%, 03/01/16	1,000,000	1,072,000
North Carolina State Ports Authority Facilities, Series A, RB, 5.250%, 02/01/40(c)	1,500,000	1,588,920
North Carolina State University at Raleigh, Series A, RB, 5.000%, 10/01/37	2,000,000	2,165,060
North State Carolina, Series A, RB, 5.000%, 05/01/14	1,000,000	1,040,230
Town of Cary NC Combined Utility Systems Revenue, RB, 5.000%, 12/01/28	700,000	786,653

See Notes to Schedules of Portfolio Investments.

Wake County, Series A, GO, 5.000%, 02/01/22	2,000,000	2,415,260
Wake County, Series B, GO, 5.000%, 05/01/22	1,000,000	1,210,460

		41,807,752

Puerto Rico 4.2%
Puerto Rico Commonwealth Highway & Transportation Authority Highway, Series CC, RB, 5.500%, 07/01/30	720,000	670,342
Puerto Rico Sales Tax Financing Corp., Series A, RB, 5.375%, 08/01/39	500,000	498,235
Puerto Rico Sales Tax Financing Corp., Series A-1, RB, 5.000%, 08/01/43	1,000,000	955,080

		2,123,657

Virginia 1.6%
Virginia Small Business Financing Authority, AMT, RB, 5.000%, 07/01/34	630,000	576,387
Virginia Small Business Financing Authority, AMT, RB, 5.000%, 01/01/40	265,000	236,475

		812,862

Total Municipal Bonds (Cost $48,017,029)		48,027,760

Money Market Fund 4.3%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	2,177,333	2,177,333

Total Money Market Fund (Cost $2,177,333)		2,177,333

Total Investments (Cost $50,194,362) — 100.1%		50,205,093
Liabilities in Excess of Other Assets — (0.1)%		(63,993)

Net Assets — 100.0%		$50,141,100

(a)	Step bond. The rate shown is the rate in effect as of June 30, 2013.
(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMT	– Income subject to Alternative Minimum Tax
COP	– Certificate of Participation
ETM	– Escrowed to Maturity
GO	– General Obligation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Seix Floating Rate High Income Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 90.0%

Aerospace/Defense 2.3%
AM General LLC, Term Loan B, 10.250%, 03/22/18(a)(b)	22,955,000	22,916,665
Atlantic Aviation FBO, Inc., Term Loan B, 3.250%, 05/20/20(a)(b)	6,670,000	6,655,393
AWAS Finance Luxembourg 2012 S.A., New Term Loan, 3.500%, 07/16/18(a)(b)	4,502,091	4,528,338
DAE Aviation Holdings, Inc., Term Loan B, 6.250%, 10/29/18(a)(b)	12,637,302	12,668,896
DAE Aviation Holdings, Inc., New Term Loan B2, 6.250%, 11/02/18(a)(b)	5,728,910	5,743,233
DigitalGlobe, Inc., New Term Loan B, 3.750%, 01/31/20(a)(b)	19,216,838	19,132,860
Huntington Ingalls Industries, Inc., Term Loan A, 2.750%, 03/30/16(a)(b)	11,548,781	11,548,781
Silver II US Holdings LLC, Term Loan, 4.000%, 12/13/19(a)(b)	9,178,875	9,096,632
Six3 Systems, Inc., Term Loan B, 7.000%, 10/04/19(a)(b)	7,343,100	7,453,247
TASC, Inc., New Term Loan B, 4.500%, 12/18/15(a)(b)	12,409,295	12,362,760
Transdigm, Inc., Term Loan C, 3.750%, 02/28/20(a)(b)(c)	25,696,225	25,329,026
WESCO Distribution, Inc., Term Loan B, 4.500%, 12/12/19(a)(b)	6,308,300	6,312,274
WP CPP Holdings LLC, 1st Lien Term Loan, 4.750%, 12/27/19(a)(b)	9,910,200	9,873,037

		153,621,142

Auto Manufacturers 1.2%
Chrysler Group LLC, New Term Loan B, 05/24/17(b)(c)(d)	52,057,201	52,236,278
Navistar International Corp., Term Loan B, 5.750%, 08/07/17(a)(b)	3,000,000	3,000,000
Remy International, Inc., New Term Loan B, 4.250%, 03/05/20(a)(b)	6,653,165	6,636,532
Tower International, Inc., Term Loan, 5.750%, 04/16/20(a)(b)	10,640,000	10,726,503
Wabash National Corp., Term Loan B, 4.500%-5.750%, 05/02/19(a)(b)	8,828,301	8,784,159

		81,383,472

Auto Parts & Equipment 0.6%
Allison Transmission, Inc., Term Loan B2, 3.200%, 08/07/17(a)(b)	5,006,968	5,018,584
Allison Transmission, Inc., Term Loan B3, 4.250%, 08/23/19(a)(b)	17,939,413	17,970,269
Metaldyne Co. LLC, Refinance Term Loan B, 5.000%, 12/18/18(a)	—	—
Tomkins LLC, Term Loan B2, 3.750%, 09/29/16(a)(b)	15,696,610	15,739,775

		38,728,628

Chemicals 1.8%
Ascend Performance Materials LLC, Term Loan B, 6.750%, 04/10/18(a)(b)	3,976,369	3,958,992
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.750%, 02/03/20(a)(b)	15,800,400	15,786,654
Eagle Spinco, Inc., Term Loan 1, 3.500%, 01/27/17(b)(c)	4,572,880	4,612,893
Huntsman International LLC, Extended TL B, 2.731%, 04/19/17(a)(b)	11,106,918	11,072,264
Ineos US Finance LLC, 6 Year Term Loan, 4.000%, 05/04/18(a)(b)(e)	55,996,134	54,788,857
MacDermid, Inc., 1st Lien Term Loan, 4.000%, 06/07/20(a)(b)	6,480,000	6,434,122
Nexeo Solutions LLC, Term Loan B, 5.000%, 09/08/17(a)(b)	5,062,295	4,981,601
Oxea S.A.R.L., USD 1st Lien Term Loan, 11/22/19(b)(c)(d)	4,405,000	4,367,822
PQ Corp., Term Loan, 4.500%, 08/07/17(a)(b)	6,387,900	6,387,900
Taminco NV, USD Term Loan B2, 4.250%, 02/15/19(a)(b)	4,517,984	4,518,933
Univar, Inc., Term Loan B, 5.000%, 06/30/17(a)(b)	4,007,153	3,906,413
Utex Industries, Inc., 1st Lien Term Loan, 4.750%, 04/10/20(a)	3,000,000	2,977,500

		123,793,951

Commercial Services 4.8%
ABC Supply Co., Inc., Term Loan, 3.500%, 04/16/20(a)(b)	24,330,000	24,129,277
ADS Waste Holdings, Inc., New Term Loan B, 4.250%, 10/09/19(a)(b)	27,228,175	27,112,455
AlixPartners LLP, Refinance Term Loan B2, 4.500%, 06/28/19(a)(b)	8,628,068	8,633,504

See Notes to Schedules of Portfolio Investments.

Corporate Executive Board Co. (The), Term Loan B, 5.000%, 07/02/19(a)(b)	3,716,325	3,716,325
Dematic S.A., USD Term Loan, 5.250%, 12/27/19(a)(b)	10,810,675	10,797,162
Freeport-McMoran Copper & Gold, Inc., Term Loan A, 1.700%, 02/12/18(a)(b)	91,165,000	91,165,000
Geo Group, Inc. (The), New Term Loan B, 3.250%, 03/31/20(a)	3,000,000	2,992,500
Harland Clarke Holdings Corp., Extended Term Loan B2, 5.445%, 06/30/17(a)(b)(c)	46,233,077	44,383,754
Hertz Corp. (The), Add-On Term Loan B, 3.750%, 03/11/18(a)(b)	15,810,550	15,763,118
Hertz Corporation, (The), Term Loan B2, 3.000%, 03/11/18(a)(b)	11,623,241	11,540,949
Infor (US), Inc., USD Term Loan B3, 3.750%, 05/29/20(a)(b)	7,907,984	7,794,346
Infor (US), Inc., USD Term Loan B2, 5.250%, 04/05/18(a)(b)	19,147,874	19,167,788
Instant Web, Inc., Term Loan B, 3.570%, 08/07/14(a)(b)	9,768,190	6,910,995
Merrill Communications, LLC, 1st Lien Term Loan, 7.250%, 03/08/18(a)(b)	18,378,938	18,424,885
Moneygram International, Inc., New Term Loan B, 4.250%, 03/20/20(a)(b)	6,154,575	6,158,452
Vertafore, Inc., 1st Lien Term Loan, 4.250%, 10/02/19(a)	5,774,625	5,780,399
Walter Energy, Inc., Term Loan B, 5.750%, 04/02/18(a)(b)	4,609,717	4,486,776
West Corp., Term Loan B8, 3.750%, 06/29/18(a)(b)	12,275,450	12,229,417

		321,187,102

Consumer Discretionary 0.3%
Collective Brands Finance, Inc., Term Loan, 7.250%, 10/09/19(a)(b)	9,054,557	9,145,102
Sun Products Corp. (The), New Term Loan, 5.500%, 03/23/20(a)(b)	11,012,400	10,874,745

		20,019,847

Consumer Staples 0.4%
Serta Simmons Holdings LLC, Term Loan, 5.000%-6.000%, 10/01/19(a)(b)(e)	30,079,638	30,049,558

Diversified Financial Services 3.3%
Acosta, Inc., Term Loan D, 5.000%, 03/02/18(a)(b)	7,166,871	7,199,696
Affinion Group, Inc., Term Loan B, 6.500%, 10/10/16(a)(b)	14,809,414	14,054,134
American Capital Holdings, Inc., New Term Loan, 5.500%, 08/22/16(a)(b)	10,300,000	10,317,201
Clipper Acquisitions Corp., Term Loan B, 4.000%, 02/06/20(a)(b)	8,104,275	8,104,275
Duff & Phelps Investment Management Co., Term Loan B, 4.500%, 04/23/20(a)(b)	5,080,000	5,086,350
First Data Corp., New 2017 Term Loan, 4.193%, 03/24/17(a)(b)	7,890,325	7,700,484
First Data Corp., Extended 2018 Term Loan B, 4.193%, 03/23/18(a)(b)(e)	44,219,924	43,059,151
First Data Corp., 2018 Term Loan, 4.193%, 09/24/18(a)(b)	14,145,000	13,773,694
Getty Images, Inc., Term Loan B, 4.750%, 10/18/19(a)(b)	7,850,550	7,749,121
Interactive Data Corp., New Term Loan B, 3.750%, 02/11/18(a)(b)	11,338,572	11,267,706
Knight Capital Group, Inc., Term Loan B, 11/10/17(b)(c)(d)	4,515,000	4,441,631
MIP Delaware LLC, Term Loan, 4.000%, 03/09/20(a)(b)	5,999,426	6,009,445
Nuveen Investments, Inc., New 2nd Lien Term Loan, 4.195%, 05/13/17(a)(b)	11,490,000	11,385,901
Oberthur Technologies Holding SAS, Term Loan B, 6.252%, 03/30/19(a)(b)	7,340,850	7,273,534
Springleaf Financial Funding Co., Term Loan, 5.500%, 05/10/17(a)(b)(e)	23,514,469	23,514,469
SunGard Data Systems, Inc., Term Loan C, 3.943%, 02/28/17(a)(b)	4,638,736	4,648,013
SunGard Data Systems, Inc., Term Loan E, 4.000%, 03/08/20(a)(b)	20,678,175	20,641,988
SunGard Data Systems, Inc., Term Loan D, 4.500%, 01/31/20(a)(b)	18,019,450	18,053,326

		224,280,119

Electric 1.7%
Calpine Corp., Term Loan B1, 4.000%, 04/02/18(a)(b)(c)	17,108,701	17,065,929
Calpine Corp., Term Loan B2, 4.000%, 04/02/18(a)(b)	1,876,700	1,872,008
Calpine Corp., Term Loan B3, 4.000%, 10/09/19(a)(b)(c)	30,742,758	30,685,269
Constellation Brands, Inc., New Term Loan, 2.750%, 05/01/20(a)(b)	18,270,000	18,201,487
NRG Energy, Inc., Refinance Term Loan B, 2.750%, 07/02/18(a)(b)	24,470,807	24,210,927
Panda Temple Power II, LLC, New Term Loan B, 7.250%, 04/03/19(a)	2,000,000	2,010,000
Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, 4.693%-4.7751%, 10/10/17(a)(b)(e)	32,671,642	22,763,967

		116,809,587

Electronics 0.2%
Blackboard, Inc., Term Loan B2, 6.250%, 10/04/18(a)(b)	9,112,991	9,187,079
Ceridian Corp., Extended Canadian Term Loan, 5.942%, 05/09/17(a)(b)	1,081,000	1,074,244
Ceridian Corp., Extended Term Loan, 5.942%, 05/09/17(a)(b)	5,986,866	5,996,205

		16,257,528

See Notes to Schedules of Portfolio Investments.

Energy 2.3%
Aventine Renewable Energy Holdings, Inc., Term Loan B, 15.000%, 09/22/17(a)(f)(g)	7,073,813	5,446,836
Chesapeake Energy Corp., New Unsecured Term Loan, 5.750%, 12/01/17(a)(b)(c)(e)	60,625,000	61,370,081
Glenn Pool Oil & Gas Trust, Term Loan, 4.500%, 05/02/16(a)(b)	34,563,256	34,563,256
HGIM Corp., Term Loan B, 5.500%, 06/18/20(a)(b)	22,250,000	22,250,000
Pacific Drilling S.A., Term Loan B, 4.500%, 06/04/18(a)(b)	15,115,000	15,043,204
Philadelphia Energy Solutions LLC, Term Loan B, 6.250%, 04/04/18(a)(b)	8,523,638	8,459,710
Progressive Waste Solutions Ltd., Term Loan B, 3.500%, 10/24/19(a)(b)	6,945,100	6,953,781

		154,086,868

Entertainment 1.2%
AMC Entertainment, Inc., New Term Loan, 3.500%, 04/30/20(a)	2,992,500	2,981,278
AMC Networks Inc., Term Loan A, 1.693%, 06/30/17(a)(b)	8,000,000	7,996,640
Barrington Broadcasting Group LLC, Term Loan B, 7.500%, 06/14/17(a)(b)	2,195,999	2,186,403
Cedar Fair, L.P., New Term Loan B, 3.250%, 03/06/20(a)(b)	9,162,038	9,175,780
Cinemark USA, Inc., New Term Loan, 3.200%-5.250%, 12/18/19(a)(b)	8,377,900	8,376,141
Hubbard Radio, LLC, Term Loan B, 4.500%, 04/28/17(a)(b)	5,125,141	5,133,700
IMG Worldwide, Inc., New Term Loan B, 5.500%, 06/16/16(a)(f)	14,427,465	14,427,465
Kasima LLC, New Term Loan B, 3.250%, 05/14/21(a)(b)	17,785,000	17,696,075
Live Nation Entertainment, Inc., Term Loan B, 4.500%, 11/07/16(a)(b)	5,048,106	5,059,464
Regent Seven Seas Cruises, Inc., Refinance Term Loan B, 4.750%, 12/21/18(a)(b)	5,236,438	5,256,074
WaveDivision Holdings LLC, Term Loan B, 4.000%, 10/15/19(a)(b)	3,696,425	3,687,184

		81,976,204

Food 4.4%
Aramark Corp., Non-Extended Synthetic Letter of Credit, 2.070%, 01/27/14(a)(b)	484,590	482,773
Aramark Corp., Extended Term Loan C, 3.776%, 07/26/16(a)(b)	22,594,049	22,576,878
Aramark Corp., USD Term Loan D, 4.000%, 09/09/19(a)(b)	11,460,000	11,417,025
Blue Buffalo Co., Ltd., Term Loan B2, 4.750%, 08/08/19(a)(b)	8,208,078	8,204,631
Brasa Holdings, Inc., 1st Lien Term Loan, 7.500%, 07/19/19(a)(b)	4,103,988	4,134,767
Burger King Corp., New Term Loan B, 3.750%, 09/27/19(a)(b)	4,064,288	4,078,065
CTI Foods Holding Co., LLC, New 1st Lien Term Loan, 06/30/20(b)(c)(d)	7,120,000	7,066,600
Del Monte Foods Co., Term Loan, 4.000%, 03/08/18(a)(b)	6,192,115	6,163,755
Dunkin’ Brands, Inc., Term Loan B3, 3.750%, 02/14/20(a)(b)	15,754,176	15,695,097
HJ Heinz Co., Term Loan B1, 3.250%, 06/07/19(a)(b)	48,320,000	48,232,058
HJ Heinz Co., Term Loan B2, 3.500%, 06/05/20(a)(b)	96,990,000	96,879,431
ISS Holdings A/S, USD Term Loan B12, 04/30/18(b)(c)(d)	10,680,000	10,655,970
Landry’s, Inc., Term Loan B, 4.750%-5.750%, 04/24/18(a)(b)	19,145,356	19,177,329
OSI Restaurant Partners LLC, New Term Loan, 3.500%, 10/25/19(a)(b)	3,558,750	3,544,088
Performance Food Group Co., 2nd Lien Term Loan, 6.250%, 11/29/19(a)	4,515,000	4,469,850
Pinnacle Foods Finance LLC, Term Loan G, 3.250%, 04/29/20(a)(b)	13,271,738	13,172,200
Weight Watchers International, Inc., Term Loan B2, 3.750%, 04/02/20(a)(b)	15,125,000	15,015,344
Wendy’s International, Inc., Term Loan A, 2.445%, 05/15/18(a)(b)	3,550,000	3,544,072
Wendy’s International, Inc., New Term Loan B, 3.250%, 05/15/19(a)(b)	6,308,875	6,280,737

		300,790,670

Health Care 6.7%
American Renal Holdings, Inc., 1st Lien Term Loan, 4.500%, 09/20/19(a)(b)	6,403,950	6,335,940
Aptalis Pharma, Inc., Term Loan B2, 5.500%, 02/10/17(a)(b)	10,271,222	10,258,383
Aptalis Pharma, Inc., Term Loan B, 5.500%, 02/10/17(a)(b)	10,615,405	10,602,136
Ardent Medical Services, Inc., Term Loan, 6.750%, 07/02/18(a)(b)	10,855,450	10,916,566
Bausch & Lomb, Inc., New Delayed Draw Term Loan, 3.526%, 12/25/16(a)(b)	4,854,084	4,848,017
Bausch & Lomb, Inc., New Term Loan, 4.000%, 05/17/19(a)(b)	23,870,345	23,820,694
Biomet, Inc., Extended Term Loan B, 3.943%-4.02275%, 07/25/17(a)(b)	4,510,913	4,484,614
Catalent Pharma Solutions, Inc., New Term Loan, 6.500%, 12/29/17(a)(b)	4,460,000	4,423,785
Community Health Systems, Inc., Term Loan A, 10/25/16(b)(c)(d)	488,669	489,485
Community Health Systems, Inc., Extended Term Loan, 3.773%-3.7756%, 01/25/17(a)(b)	10,881,212	10,880,016

See Notes to Schedules of Portfolio Investments.

Convatec, Inc., Term Loan, 5.000%, 12/22/16(a)(b)	8,444,549	8,474,105
DaVita, Inc., Term Loan A3, 2.700%, 09/02/17(a)(b)	292,500	291,722
DaVita, Inc., Term Loan B2, 4.000%, 11/01/19(a)(b)	28,287,850	28,277,666
Drumm Investors LLC, Term Loan, 5.000%, 05/04/18(a)(b)	14,193,347	13,607,871
HCA, Inc., Extended Term Loan B4, 2.945%, 05/01/18(a)	38,840,135	38,639,720
HCA, Inc., Term Loan B5, 3.026%, 03/31/17(a)(b)	15,000,000	14,915,700
Hologic, Inc., New Term Loan A, 2.195%, 07/17/17(a)(b)	4,634,438	4,622,851
Hologic, Inc., Term Loan B, 4.500%, 08/01/19(a)(b)	13,885,075	13,910,207
Iasis Healthcare LLC, Term Loan B2, 4.500%, 05/03/18(a)(b)(e)	19,825,632	19,746,329
IMS Health, Inc., USD Term Loan B1, 3.750%, 09/01/17(a)(b)	6,087,696	6,080,086
Inc Research, Inc., Refinance Term Loan B, 6.000%-7.000%, 07/12/18(a)(b)	17,024,743	17,011,974
Lifepoint Hospitals, Inc., Term Loan B, 2.700%, 07/24/17(a)(b)	6,353,075	6,345,134
MedAssets, Inc., Term Loan B, 4.000%, 12/13/19(a)(b)	2,029,167	2,021,557
Onex Carestream Finance LP, 1st Lien Term Loan, 5.000%, 06/07/19(a)(b)	14,880,000	14,691,619
Patheon, Inc., Term Loan, 7.250%, 12/06/18(a)(b)	9,009,725	9,054,774
RPI Finance Trust, New Term Loan Tranche 2, 3.500%, 05/09/18(a)(b)(e)	68,310,648	68,327,726
RPI Finance Trust, Incremental Tranche 2, 4.000%, 11/09/18(a)(b)	7,205,146	7,200,678
Sage Products, Inc., Refinance Term Loan B, 4.250%, 12/13/19(a)(b)	4,156,451	4,148,678
Select Medical Corp., New Incremental Term Loan B, 3.540%-5.500%, 02/13/16(a)(b)	4,288,450	4,317,955
StoneRiver Holdings, Inc., 1st Lien Term Loan, 4.500%, 11/20/19(a)(b)	6,770,000	6,707,919
Universal Health Services, Inc., Term Loan B, 2.443%, 11/15/16(a)(b)	5,605,921	5,603,118
Warner Chilcott Co. LLC, New Term Loan B2, 4.250%, 03/15/18(a)(b)	516,262	515,803
Warner Chilcott Corp., Incremental Term Loan B1, 4.250%, 03/15/18(a)(b)	1,671,170	1,669,683
Warner Chilcott Corp., New Term Loan B1, 4.250%, 03/15/18(a)(b)	3,838,909	3,835,492
WC Luxco S.A.R.L., New Term Loan B3, 4.250%, 03/15/18(a)(b)	3,025,127	3,022,435
WP Prism, Inc., PIK Term Loan, 6.250%, 05/31/18(a)	65,000,000	65,053,950

		455,154,388

Healthcare - Services 1.6%
Bright Horizons Family Solutions, Inc., New Term Loan B, 4.000%-5.250%, 01/30/20(a)(b)	3,661,600	3,669,839
Endo Health Solutions, Inc., Term Loan A, 2.063%, 03/15/18(a)(b)	16,787,500	16,730,926
Par Pharmaceutical Cos., Inc., Refinance Term Loan B, 4.250%, 09/30/19(a)(b)	15,800,799	15,678,343
Regionalcare Hospital Partners, Inc., Refinance Term Loan, 7.000%, 11/04/18(a)	9,140,684	9,140,684
Valeant Pharmaceuticals International, Inc., New Term Loan A, 04/20/16(b)(c)(d)	2,990,000	2,960,100
Valeant Pharmaceuticals International, Inc., Term Loan E, 06/24/20(b)(c)(d)	31,320,000	31,210,380
Valeant Pharmaceuticals International, Inc., Refinance Term Loan D1, 3.500%, 02/13/19(a)(b)(c)	5,696,809	5,654,083
Valeant Pharmaceuticals International, Inc., Refinance Term Loan C1, 3.500%, 12/11/19(a)(b)	16,397,600	16,264,451
Vanguard Health Holding Co. II LLC, Refinance Term Loan B, 3.750%, 01/29/16(a)	5,528,246	5,517,909

		106,826,715

Information Technology 1.5%
Allflex Holdings II, Inc., New 1st Lien Term Loan, 06/11/20(b)(c)(d)	5,725,000	5,717,844
CDW LLC, New Term Loan, 3.500%, 04/29/20(a)(b)	22,159,463	21,841,031
Edwards (Cayman Islands II) Ltd., New Term Loan B, 4.750%, 03/26/20(a)(b)	3,376,193	3,371,973
Flextronics International Ltd., New Term Loan A, 10/19/16(b)(c)(d)	5,209,706	5,193,452
Flextronics International Ltd., Delayed Draw A-1A Term Loan, 2.445%, 10/01/14(a)(b)	64,553	64,499
Flextronics International Ltd., Senior Term Loan Tranche A DD A-2, 2.445%, 10/01/14(a)(b)	107,115	107,026
Flextronics International Ltd., Term Loan A, 2.445%, 10/01/14(a)(b)	1,667,529	1,666,145
Genesys Telecom Holdings, US, Inc., Senior Debt B, 4.000%, 02/07/20(a)(b)	2,851,425	2,831,836
Presidio, Inc., New Term Loan B, 5.750%, 03/31/17(a)(b)	11,746,238	11,570,044
Riverbed Technology, Inc., Term Loan, 4.000%, 12/18/19(a)(b)	8,322,142	8,332,544
Shield Finance Co. S.A.R.L., New Term Loan B, 6.500%, 05/10/19(a)(b)	9,246,600	9,211,925
Southern Graphics, Inc., Term Loan, 5.000%, 10/17/19(a)(b)	7,243,600	7,248,163
Spin Holdco, Inc., New Term Loan B, 4.250%, 11/14/19(a)	3,000,000	2,983,140
SS&C Technologies, Inc., New Term Loan B1, 3.500%, 06/07/19(a)(b)	5,265,840	5,239,511
SS&C Technologies, Inc., New Term Loan B2, 3.500%, 06/07/19(a)(b)	544,742	542,018

See Notes to Schedules of Portfolio Investments.

STG-Fairway Acquisitions, Term Loan B, 6.250%, 02/28/19(a)(b)	11,436,338	11,350,565
Verint Systems, Inc., New Term Loan B, 4.000%, 09/06/19(a)(b)	4,496,029	4,492,298

		101,764,014

Insurance 2.7%
Alliance Data Systems Corp., Term Loan A, 2.200%, 05/24/16(a)(b)	38,000,000	37,715,000
Asurion LLC, New Term Loan B2, 06/19/20(b)(c)(d)	21,595,000	20,893,162
Asurion LLC, New Term Loan B1, 4.500%, 05/24/19(a)(b)(e)	42,363,655	41,929,427
Asurion LLC, Term Loan B1, 4.750%, 07/18/17(a)(b)	3,625,000	3,606,875
CNO Financial Group, Inc., Term Loan B1, 3.000%, 09/28/16(a)(b)	1,319,861	1,320,521
Compass Investors, Inc., Term Loan, 5.250%, 12/27/19(a)(b)	12,611,625	12,635,335
ION Trading Technologies S.A.R.L., 1st Lien Term Loan, 4.500%, 05/22/20(a)(b)	6,225,000	6,183,479
ION Trading Technologies S.A.R.L., 2nd Lien Term Loan, 8.250%, 05/21/21(a)	2,000,000	1,995,000
La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20(a)(b)	12,460,000	12,343,250
Lonestar Intermediate Super Holdings LLC, Term Loan B, 11.000%, 09/02/19(a)(b)	27,625,000	28,730,000
LPL Holdings, Inc., Term Loan B, 3.250%-4.750%, 03/29/19(a)(b)(c)	6,797,963	6,761,118
Sedgwick CMS Holdings, Inc., New 1st Lien Term Loan, 4.250%, 06/12/18(a)(b)	10,425,000	10,425,000

		184,538,167

Leisure Time 0.5%
Bombardier Recreational Products, Inc., New Term Loan B, 4.000%, 01/30/19(a)(b)	4,797,257	4,787,279
ClubCorp Club Operations, Inc., Term Loan B, 5.000%, 11/30/16(a)(b)	3,474,252	3,508,995
Oceania Cruises, Inc., New Term Loan B, 06/29/20(b)(c)	12,855,000	12,726,450
SRAM LLC, New Term Loan B, 4.000%-5.250%, 04/10/20(a)(b)	6,096,256	6,027,673
Zuffa LLC, New Term Loan B, 4.500%, 02/25/20(a)(b)	7,680,702	7,632,697

		34,683,094

Lodging 4.4%
Caesars Entertainment Operating Co., Extended Term Loan B6, 5.443%, 01/26/18(a)(b)	69,718,691	61,526,744
CCM Merger, Inc., New Term Loan B, 5.000%, 03/01/17(a)(b)	4,930,476	4,951,430
Four Seasons Holdings, Inc., 1st Lien Term Loan, 06/30/20(b)(c)(d)	13,495,000	13,545,606
Four Seasons Holdings, Inc., 2nd Lien Term Loan, 12/31/20(b)(c)(d)	4,600,000	4,634,500
Las Vegas Sands LLC, Term Loan B, 1.700%, 05/23/14(a)(b)	12,470,695	12,456,478
Las Vegas Sands LLC, Delayed Draw Term Loan, 1.700%, 05/23/14(a)(b)	2,606,430	2,603,459
Las Vegas Sands LLC, Extended Delayed Draw Term Loan 2, 2.700%, 11/23/15(a)(b)	3,941,956	3,927,174
Las Vegas Sands LLC, Extended Term Loan B, 2.700%, 11/23/16(a)(b)	13,368,253	13,318,122
Las Vegas Sands LLC, Extended Delayed Draw Term Loan, 2.700%, 11/23/16(a)(b)	2,686,819	2,676,744
MGM Resorts International, Term Loan A, 2.945%, 12/20/17(a)(b)	27,720,700	27,658,328
MGM Resorts International, Term Loan B, 3.500%, 12/20/19(a)(b)	9,119,175	9,050,781
Peninsula Gaming LLC, Term Loan, 4.250%, 11/20/17(a)(b)	5,646,625	5,633,920
Penn National Gaming, Inc., New Term Loan B, 3.750%, 07/16/18(a)(b)	3,751,771	3,763,176
Scientific Games International, Inc., New Term Loan B, 05/22/20(b)(c)(d)	83,565,000	82,242,166
SeaWorld Parks & Entertainment, Inc., Term Loan B2, 3.000%, 05/14/20(a)(b)	10,373,815	10,268,210
Seminole Tribe of Florida, Term Loan, 3.000%-4.500%, 04/29/20(a)(b)	24,155,000	24,054,274
Starwood Property Trust, Inc., Term Loan B, 3.500%, 04/17/20(a)(b)	4,423,913	4,401,793
Station Casinos, Inc., New Term Loan B, 5.000%, 03/01/20(a)(b)	9,147,075	9,135,641

		295,848,546

Machinery-Diversified 1.4%
Alliance Laundry Systems LLC, Refinance Term Loan, 4.500%, 12/07/18(a)(b)(c)	13,071,961	13,088,301
Alliance Laundry Systems LLC, 2nd Lien Term Loan, 9.500%, 12/10/19(a)(b)	2,454,545	2,488,295
Apex Tool Group, LLC, Term Loan B, 4.500%, 02/01/20(a)(b)	7,251,825	7,244,573
Brand Energy & Infrastructure Services, Inc., USD Term Loan B2, 5.750%, 10/16/16(a)(b)	5,496,283	5,532,943
Brand Energy & Infrastructure Services, Inc., Term Loan 2 Canadian, 5.750%, 10/16/16(a)(b)	1,319,108	1,327,906
Brand Energy & Infrastructure Services, Inc., USD Term Loan B1, 6.250%, 10/23/18(a)(b)	5,132,099	5,157,760
Brand Energy & Infrastructure Services, Inc., Term Loan 1 Canadian, 6.250%, 10/23/18(a)(b)	1,231,704	1,237,862
Generac Power Systems, Inc., Term Loan B, 3.500%, 05/29/20(a)(b)	12,815,000	12,702,869

See Notes to Schedules of Portfolio Investments.

Key Safety Systems, Inc., Term Loan B, 4.750%, 05/09/18(a)(b)	7,114,125	7,134,116
Milacron LLC, New Term Loan, 4.250%, 03/28/20(a)(b)	5,281,763	5,261,956
NACCO Materials Handling Group, Inc., Term Loan B, 5.000%, 12/22/17(a)(b)	5,798,000	5,826,990
Schaeffler AG, USD Term Loan C, 4.250%, 01/27/17(a)(b)	24,055,000	24,061,014
Total Safety US, Inc., 1st Lien Term Loan, 5.750%, 02/21/20(a)(b)	4,593,488	4,599,229

		95,663,814

Media 8.3%
Alpha D2 Ltd., USD Term Loan B, 4.500%, 09/30/19(a)(b)	7,565,799	7,548,776
CCO Holdings LLC, 3rd Lien Term Loan, 2.695%, 09/05/14(a)(b)(e)	38,974,084	38,915,623
Charter Communications Operating LLC, Term Loan E, 04/10/20(b)(c)(d)	45,585,000	44,979,631
Charter Communications Operating LLC, Term Loan F, 3.000%, 01/04/21(a)(b)	9,050,000	8,960,767
Clear Channel Communications, Inc., Term Loan B, 3.845%, 01/29/16(a)(b)(c)	42,482,140	38,738,614
Clear Channel Communications, Inc., Term Loan C, 3.845%, 01/29/16(a)(b)(c)(e)	66,126,491	59,447,715
Clear Channel Communications, Inc., Term Loan D, 6.945%, 01/30/19(a)	19,074,393	17,347,016
Emerald Expositions Holding, Inc., Term Loan B, 5.500%, 06/17/20(a)(b)	6,170,000	6,139,150
EMI Music Publishing Ltd., Term Loan B, 4.250%, 06/29/18(a)(b)	9,225,363	9,222,504
Encompass Digital Media, Inc., New Term Loan B1, 6.750%, 08/10/17(a)(b)	6,855,550	6,889,828
Granite Broadcasting Corp., Term Loan B, 6.750%, 05/23/18(a)(b)	6,284,250	6,299,961
Hoyts Group Holdings LLC, 1st Lien Term Loan, 4.000%, 05/22/20(a)(b)	5,335,000	5,321,663
McGraw-Hill Global Education Holdings, LLC, Term Loan, 9.000%, 03/22/19(a)(b)	8,728,125	8,573,201
Mediacom Communications Corp., Term Loan G, 4.000%, 01/08/20(a)(b)	26,122,600	26,171,710
Mediacom Illinois LLC, Term Loan C, 1.670%, 01/30/15(a)(b)	5,247,103	5,225,799
Nielsen Holdings NV, Bridge Term Loan, 02/21/14(b)(c)(d)	10,625,000	10,625,000
Nine Entertainment Group Ltd., Term Loan B, 3.500%, 02/05/20(a)(b)	10,945,000	10,876,594
Radio One, Inc., Term Loan B, 7.500%, 03/31/16(a)(b)	11,770,979	11,994,627
San Juan Cable Holdings LLC, New Term Loan B, 6.000%, 06/09/17(a)(b)	7,158,900	7,206,650
San Juan Cable Holdings LLC, New 2nd Lien Term Loan, 10.000%, 06/08/18(a)(b)	11,745,000	11,833,087
Sinclair Television Group, Inc., Term Loan A1, 03/20/18(b)(c)(d)	8,930,000	8,913,301
Sinclair Television Group, Inc., New Term Loan B, 3.000%, 04/09/20(a)(b)(c)	7,725,638	7,696,666
Syniverse Holdings, Inc., Delayed Draw Term Loan, 4.000%, 04/23/19(a)(b)	22,900,000	22,785,500
Syniverse Holdings, Inc., Term Loan, 5.000%, 04/23/19(a)(b)	13,602,600	13,577,163
Tribune Co., Exit Term Loan, 4.000%, 12/31/19(a)(b)	46,869,475	46,723,242
Univision Communications, Inc., Converted Extended Term Loan, 03/02/20(b)(c)(d)	4,783,013	4,733,987
Univision Communications, Inc., Term Loan C3, 4.000%, 03/02/20(a)(b)	27,421,275	26,832,814
Univision Communications, Inc., Refinance Term Loan C2, 4.500%, 03/02/20(a)(b)	21,496,125	21,254,294
Van Wagner Communications LLC, New Term Loan B, 8.250%, 08/03/18(a)(b)	15,760,800	15,957,810
Village Roadshow Films (BVI) Ltd., Term Loan B, 4.750%, 11/21/17(a)(b)	38,225,000	38,893,937
Weather Channel, Refinance Term Loan B, 3.500%, 02/13/17(a)(b)	3,908,932	3,907,525
WideOpenWest Finance LLC, Term Loan B, 4.750%, 03/26/19(a)(b)	10,553,550	10,566,742

		564,160,897

Metals 0.3%
Arch Coal, Inc., Term Loan B, 5.750%, 05/16/18(a)(b)	9,092,486	9,044,205
Atlas Iron Ltd., Term Loan B, 8.750%, 12/07/17(a)(b)	7,895,325	7,836,110

		16,880,315

Mining 2.0%
Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/19(a)(b)	3,616,825	3,594,220
FMG America Finance, Inc., Term Loan, 5.250%, 10/18/17(a)(b)(e)	110,539,014	109,796,192
Novelis, Inc., New Term Loan, 3.750%, 03/10/17(a)(b)	18,949,888	18,967,701

		132,358,113

Miscellaneous Manufacturer 1.6%
Boomerang Tube LLC, Term Loan, 11.000%-11.750%, 10/11/17(a)(b)	17,993,938	17,724,028
Harland Clarke Holdings Corp., Term Loan B3, 7.000%, 05/22/18(a)(b)	83,520,000	80,119,901
QS0001 Corp., 1st Lien Term Loan, 5.000%, 11/09/18(a)(b)	4,542,175	4,561,116
Sensata Technologies Finance Co. LLC, Term Loan, 3.750%, 05/11/18(a)(b)	5,235,300	5,251,687

		107,656,732

See Notes to Schedules of Portfolio Investments.

Oil & Gas 4.2%
Alon USA Energy, Inc., Master Limited Partnership Term Loan, 9.250%, 11/26/18(a)(b)	12,247,249	12,706,521
Citgo Petroleum Corp., Term Loan B, 8.000%, 06/24/15(a)(b)	1,782,857	1,787,314
Citgo Petroleum Corp., Term Loan C, 9.000%, 06/23/17(a)(b)	3,394,286	3,430,367
EMG Utica LLC, Term Loan, 4.750%, 03/27/20(a)(b)	30,670,000	30,516,650
Energy Transfer Equity, L.P., New Term Loan B, 3.750%, 03/24/17(a)(b)(e)	32,388,750	32,449,641
EP Energy LLC, Term Loan B3, 05/24/18(b)(c)(d)	4,745,000	4,697,550
EP Energy LLC, Term Loan B2, 4.500%, 04/26/19(a)(b)	18,460,000	18,453,354
Frac Tech International LLC, Term Loan B, 8.500%, 05/06/16(a)(b)(e)	25,262,896	24,273,348
MEG Energy Corp., Refinance Term Loan, 3.750%, 03/31/20(a)(b)(c)	44,206,048	44,084,481
NFR Energy LLC, 2nd Lien Term Loan, 8.750%, 12/31/18(a)(b)	4,520,000	4,497,400
Obsidian Holdings LLC, Term Loan A, 6.750%, 11/02/15(a)(b)	2,042,781	2,032,567
Obsidian Natural Gas Trust, Term Loan, 7.000%, 11/02/15(a)(b)	21,097,123	21,202,609
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.500%, 03/27/20(a)(b)	12,365,000	12,303,175
Samson Investment Co., 2nd Lien Term Loan, 6.000%, 09/25/18(a)(b)(c)	9,388,908	9,353,700
Saxon Energy Services, Inc., Term Loan B, 5.500%, 01/22/19(a)(b)	3,406,463	3,409,017
Tesoro Corp., Term Loan B, 2.523%, 01/29/16(a)(b)	12,720,000	12,704,100
TPF Generation Holdings LLC, Term Loan B, 4.750%, 12/29/17(a)(b)	8,440,000	8,443,545
Vantage Drilling Co., Term Loan B, 5.750%, 03/22/19(a)(b)	12,329,100	12,359,923
Vantage Drilling Co., Term Loan, 6.250%, 10/26/17(a)(b)	26,868,188	26,733,847

		285,439,109

Packaging & Containers 2.8%
Berry Plastics Holding Corp., Term Loan C, 2.195%, 04/03/15(a)(b)	13,360,008	13,325,138
Berry Plastics Holding Corp., Term Loan D, 3.500%, 02/07/20(a)(b)(e)	115,969,350	114,584,676
BWAY Corp., Term Loan B, 4.500%, 08/07/17(a)(b)	5,427,725	5,449,762
Caraustar Industries, Inc., Term Loan, 7.500%, 05/01/19(a)(b)	7,105,000	7,140,525
Consolidated Container Co. LLC, Term Loan Reprice, 5.000%, 07/03/19(a)(b)	4,555,575	4,566,326
Pact Group Pty Ltd., Term Loan B, 3.750%, 05/29/20(a)(b)	7,115,000	7,061,638
Reynolds Group Holdings, Inc., New Dollar Term Loan, 4.750%, 09/28/18(a)(b)	18,361,250	18,388,057
Sealed Air Corp., New Term Loan, 4.000%, 10/03/18(a)(b)	2,677,313	2,695,732
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.500%, 03/19/20(a)(b)	18,615,000	18,674,196

		191,886,050

Real Estate 2.0%
Alliant Holdings I, Inc., New Term Loan B, 5.000%, 12/20/19(a)(b)	10,815,650	10,788,611
CB Richard Ellis Services, Inc., New Term Loan A, 2.193%-4.250%, 03/26/18(a)	490,625	489,806
CB Richard Ellis Services, Inc., New Term Loan B, 2.944%-5.000%, 03/29/21(a)(b)(c)	23,640,750	23,552,097
Istar Financial, Inc., Term Loan, 4.500%, 09/28/17(a)(b)(c)	77,914,496	77,695,556
Istar Financial, Inc., Add on Term Loan A2, 7.000%, 03/17/17(a)(b)	5,590,000	5,850,885
Realogy Corp., Extended Letter of Credit, 4.453%, 10/10/16(a)(b)	753,464	753,652
Realogy Corp., Extended Term Loan, 4.500%, 03/05/20(a)(b)	12,827,850	12,831,057
Realogy Corp., Letter of Credit, 3.000%, 10/10/13(a)(b)	154,730	152,796

		132,114,460

Retail 4.8%
Academy Ltd., Term Loan, 4.500%-4.750%, 08/03/18(a)(b)	6,347,038	6,360,938
Albertson’s, LLC, Term Loan B1, 4.250%, 03/21/16(a)(b)	8,589,126	8,513,971
Albertson’s, LLC, Term Loan B2, 4.750%, 03/21/19(a)(b)	15,355,862	15,240,693
BJ’s Wholesale Club, Inc., Replacement Term Loan, 4.250%, 09/26/19(a)(b)	6,229,375	6,196,297
Capital Automotive LP, New Term Loan B, 4.000%, 04/10/19(a)(b)(e)	60,259,188	60,202,545
Capital Automotive LP, New 2nd Lien Term Loan, 6.000%, 04/30/20(a)(b)	14,190,000	14,296,425
Evergreen Acqco 1 LP, New Term Loan, 5.000%, 07/09/19(a)(b)	6,396,663	6,401,972
Gymboree Co. (The), Initial Term Loan, 5.000%, 02/23/18(a)(b)	9,100,000	8,745,464
Harbor Freight Tools USA, Inc., Term Loan B, 6.500%, 11/14/17(a)(b)	4,540,688	4,559,350
HMK Intermediate Holdings LLC, Term Loan, 5.750%, 03/29/19(a)(b)	9,154,125	9,177,010
J Crew Group, Inc., Term Loan B1, 4.000%, 03/07/18(a)(b)	7,277,117	7,233,163
JC Penney Corp., Inc., 1st Lien Term Loan, 6.000%, 05/21/18(a)(b)(c)	23,220,000	23,236,486
Jo-Ann Stores, Inc., Term Loan, 4.000%, 03/16/18(a)(b)	9,732,057	9,680,379
Michaels Stores, Inc., New Term Loan, 3.750%, 01/28/20(a)(b)	12,725,000	12,674,609

See Notes to Schedules of Portfolio Investments.

NBTY, Inc., Term Loan B2, 3.500%, 10/01/17(a)	9,075,518	9,057,095
Ollie’s Bargain Outlet, Inc., Term Loan, 5.250%, 09/27/19(a)(b)	5,486,222	5,445,075
Party City Holdings, Inc., Refinance Term Loan B, 4.250%, 07/29/19(a)(b)	18,740,713	18,580,667
Petco Animal Supplies, Inc., New Term Loan, 4.000%, 11/24/17(a)(b)	12,604,959	12,581,388
Phillips-Van Heusen Corp., Term Loan B, 3.250%, 02/13/20(a)(b)	17,700,638	17,650,899
Rite Aid Corp., New 2nd Lien Term Loan, 06/11/21(b)(c)(d)	13,350,000	13,299,937
Rite Aid Corp., Term Loan 6, 4.000%, 02/21/20(a)(b)	18,264,225	18,180,575
Rite Aid Corp., 2nd Lien Term Loan, 5.750%, 08/21/20(a)(b)	10,985,000	11,122,312
Supervalu, Inc., Refinance Term Loan B, 5.000%, 03/21/19(a)(b)	7,390,604	7,334,139
Toys “R” Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(a)(b)	3,953,428	3,792,010
Toys “R” Us-Delaware, Inc., Incremental Term Loan B2, 5.250%, 05/25/18(a)(b)(c)	2,876,876	2,761,801
Toys “R” Us-Delaware, Inc., New Term Loan, 6.000%, 09/01/16(a)(b)	8,269,287	8,105,969
Ventas Realty LP, Term Loan B, 1.444%, 12/21/16(a)(b)	5,000,000	4,987,500

		325,418,669

Semiconductors 1.9%
Freescale Semiconductor, Inc., Term Loan B3, 4.250%, 12/01/16(a)(b)	2,992,500	2,999,951
Freescale Semiconductor, Inc., Term Loan B4, 5.000%, 03/02/20(a)(b)(e)	64,029,525	63,457,741
Microsemi Corp., Repriced Term Loan, 3.750%, 02/19/20(a)(b)	14,100,837	14,094,915
ON Semiconductor Corp., Term Loan A, 2.034%, 01/02/18(a)(b)	47,521,563	46,927,543

		127,480,150

Software 0.3%
Sophia, L.P., New Term Loan B, 4.500%, 07/19/18(a)(b)	10,290,126	10,302,989
SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/05/19(a)(b)	7,640,850	7,640,850

		17,943,839

Telecommunication Services 12.5%
Alcatel-Lucent USA, Inc., USD Term Loan B, 6.250%, 08/01/16(a)(b)	2,270,000	2,287,388
Alcatel-Lucent USA, Inc., USD Term Loan C, 7.250%, 01/30/19(a)(b)(e)	40,899,475	41,223,399
Arris Group, Inc., Term Loan B, 3.500%, 04/17/20(a)(b)	29,241,713	28,925,025
Atlantic Broadband Finance, LLC, New Term Loan B, 3.250%, 12/02/19(a)	3,290,138	3,272,864
Avaya, Inc., Extended Term Loan B3, 4.773%, 10/26/17(a)(b)	17,359,684	15,177,919
Avaya, Inc., Term Loan B5, 8.000%, 03/30/18(a)(b)	10,991,227	10,283,722
BBHI Acquisition LLC, Term Loan B, 5.250%, 12/14/17(a)(b)	4,588,812	4,581,929
Cellular South, Inc., New Term Loan, 3.250%, 05/22/20(a)(b)	3,546,113	3,532,815
Cequel Communications LLC, Term Loan B, 3.500%, 02/14/19(a)(b)(e)	38,541,729	38,186,374
Consolidated Communications, Inc., Term Loan B3, 5.250%, 12/31/18(a)(b)	7,691,350	7,733,652
Cricket Communications, Inc., Term Loan, 4.750%, 10/10/19(a)(b)	4,586,950	4,537,273
Cricket Communications, Inc., Term Loan C, 4.750%, 03/09/20(a)(b)	13,775,000	13,641,520
Crown Castle International Corp., New Term Loan, 3.250%, 01/31/19(a)(b)	21,990,629	21,825,700
CSC Holdings, Inc., New Term Loan B, 2.195%, 04/16/18(a)(b)	19,495,000	19,409,807
CSC Holdings, Inc., New Term Loan B, 2.695%, 04/17/20(a)(b)	43,165,000	42,625,438
Cumulus Media Holdings Inc., 1st Lien Term Loan, 4.500%, 09/17/18(a)(b)	27,743,063	27,766,090
Cumulus Media Holdings Inc., 2nd Lien Term Loan, 7.500%, 09/16/19(a)(b)	13,248,075	13,496,476
DataPipe, Inc., 1st Lien Term Loan, 5.750%-6.750%, 03/15/19(a)(b)	4,593,488	4,597,300
Entercom Radio, LLC, Term Loan B, 5.000%-6.000%, 11/23/18(a)(b)	3,975,053	4,003,872
Evertec, Inc., New Term Loan A, 2.778%, 04/16/18(a)(b)	19,040,000	18,887,680
Evertec, Inc., New Term Loan B, 3.500%, 04/15/20(a)(b)	10,645,000	10,586,453
Fender Musical Instruments Corp., New Term Loan B, 5.750%, 04/03/19(a)	2,000,000	2,000,000
Frontier Communications Corp., Unsecured Term Loan, 3.075%, 10/14/16(a)(b)	13,454,286	13,454,286
Gray Television, Inc., New Term Loan B, 4.750%, 10/15/19(a)(b)	16,662,117	16,724,600
Integra Telecom, Inc., 1st Lien Term Loan, 5.250%, 02/22/19(a)(b)	18,294,150	18,285,003
Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 02/21/20(a)(b)	7,530,000	7,699,425
Intelsat Jackson Holdings Ltd., Term Loan B1, 4.250%, 04/02/18(a)(b)(e)	59,303,692	59,303,692
Kabel Deutschland GMBH, USD Term Loan F1, 3.250%, 02/01/19(a)(b)(c)	37,350,897	37,198,132
Level 3 Financing, Inc., Term Loan, 4.750%, 08/01/19(a)(b)(e)	74,405,000	74,335,059
Level 3 Financing, Inc., 2019 Term Loan B, 5.250%, 08/01/19(a)(b)	29,765,000	29,765,000
LIN Television Corp., Term Loan B, 4.000%, 12/21/18(a)(b)	5,393,981	5,389,504
MCC Iowa LLC, Term Loan D2, 1.920%, 01/30/15(a)(b)	2,093,414	2,081,649
Mediacom Communications Corp., Term Loan H, 3.250%, 01/29/21(a)(b)	5,320,000	5,269,460

See Notes to Schedules of Portfolio Investments.

Peak Ten, Inc., New Term Loan B, 7.250%, 10/25/18(a)(b)	9,203,750	9,249,769
Rovi Solutions Corp., Term Loan B3, 3.500%, 03/29/19(a)(b)	1,995,000	1,985,025
Ship US Bidco, Inc., Term Loan C, 11/30/19(b)(c)(d)	6,260,000	6,260,000
Telx Group, Inc., Term Loan B, 6.250%, 09/26/17(a)(b)	17,334,633	17,291,297
Time Warner Telecom Holdings, Inc., Term Loan B, 2.700%, 04/17/20(a)(b)	3,560,000	3,557,045
UPC Financing Partnership, USD Term Loan AH, 3.250%, 06/30/21(a)(b)(c)	20,541,632	20,419,615
Vantiv LLC, New Term Loan A, 1.943%, 05/15/18(a)(b)	31,463,373	31,384,715
Virgin Media Investment Holdings Ltd., USD Term Loan B, 3.500%, 06/05/20(a)(b)(c)	68,835,000	68,013,110
WMG Acquisition Corp., Delayed Draw Term Loan 2, 3.750, 07/01/20(c)(d)	2,387,805	2,355,975
WMG Acquisition Corp., Delayed Draw Term Loan 1, 3.750, 07/01/20(c)(d)	15,412,195	15,206,751
WMG Acquisition Corp., New Term Loan, 3.750%, 07/01/20(a)(b)	3,560,000	3,533,300
Zayo Group, LLC, PIK, Term Loan B, 4.500%, 07/02/19(a)(b)(e)	61,528,872	61,426,119

		848,771,227

Telecommunications 2.1%
CompuCom Systems, Inc., Refinance Term Loan B, 4.250%, 05/08/20(a)(b)	7,120,000	6,995,400
Light Tower Fiber LLC, 1st Lien Term Loan, 4.500%, 04/13/20(a)(b)	23,135,000	22,947,144
Light Tower Fiber LLC, 2nd Lien Term Loan, 8.000%, 04/12/21(a)	3,615,000	3,615,000
Lightsquared LP, Term Loan B, 10/01/14(a)(b)(g)(h)	7,236,851	7,815,799
SBA Finance, Add on Term Loan, 3.750%, 09/27/19(a)(b)	1,704,551	1,705,966
Vodafone Americas Finance 2, PIK Term Loan B, 6.250%, 07/11/16(a)(f)	47,906,719	49,104,387
Vodafone Americas Finance 2, PIK Term Loan, 6.875%, 08/11/15(a)(f)	30,445,923	30,826,497
Windstream Corp., Term Loan B4, 3.500%, 01/23/20(a)(b)	10,805,700	10,799,001
Windstream Corp., Term Loan B3, 4.000%, 08/08/19(a)(b)	5,544,000	5,556,973

		139,366,167

Textiles 0.0%(i)
Wolverine Worldwide, Inc., Term Loan B, 4.000%, 07/31/19(a)(b)	2,232,654	2,240,312

Transportation 2.2%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.750%, 04/15/20(a)(b)	5,325,000	5,305,031
American Petroleum Tankers LLC, Term Loan B, 4.750%, 10/02/19(a)(b)	11,905,000	11,860,356
AMR Corp., DIP Term Loan B, 06/21/19(c)(d)	40,490,000	40,426,836
Avis Budget Car Rental, LLC, New Term Loan B, 3.000%, 03/15/19(a)(b)	9,295,737	9,295,737
Commercial Barge Line Co., 1st Lien Term Loan, 7.500%, 09/23/19(a)(b)	13,211,887	12,964,165
Delta Air Lines, Inc., New Term Loan B1, 4.000%, 10/18/18(a)(b)	13,655,775	13,626,552
FleetPride Corp., 1st Lien Term Loan, 5.250%, 11/20/19(a)(b)	7,238,625	7,021,466
Navios Maritime Partners L.P., Term Loan B, 06/19/18(b)(c)(d)	10,800,000	10,692,000
Sabre, Inc., Term Loan C, 4.000%, 02/19/18(a)(b)	10,600,500	10,607,178
State Class Tankers II LLC, Term Loan B, 06/22/20(c)(d)	5,765,000	5,721,762
United Airlines, Inc., New Term Loan B, 4.000%, 03/22/19(a)(b)	4,860,000	4,847,850
US Airways Group, Inc., Term Loan B1, 4.250%, 05/23/19(a)(b)	17,295,000	17,071,549

		149,440,482

Utilities 1.7%
AES Corp., Refinance Term Loan B, 3.750%, 06/01/18(a)(b)	20,472,708	20,485,606
Ancestry.com, Inc., Term Loan B2, 4.250%, 05/14/18(a)(b)	4,232,250	4,218,157
Astoria Generating Company Acquisitions, LLC, New Term Loan, 8.500%, 10/26/17(a)(b)	6,475,000	6,696,251
Calpine Construction Finance Co., L.P., Original Term Loan B1, 3.000%, 05/04/20(a)(b)	18,265,000	17,975,865
Calpine Construction Finance Co., L.P., Original Term Loan B2, 3.250%, 01/31/22(a)(b)	10,045,000	9,837,872
Dynegy Holdings, Inc., Term Loan B2, 4.000%, 04/23/20(a)(b)(c)	7,206,538	7,148,021
Intergen N.V., USD 1st Lien Term Loan, 5.500%, 06/05/20(a)(b)	4,405,000	4,316,900
Mill US Acquisition LLC, 1st Lien Term Loan, 05/22/20(c)(d)	4,435,000	4,387,900
NGPL PipeCo LLC, Term Loan B, 6.750%, 09/15/17(a)(b)	11,422,903	11,322,952
Power Team Services, LLC, Delayed Draw Term Loan, 1.625%, 05/06/20(a)(b)	790,000	780,125
Power Team Services, LLC, 1st Lien Term Loan, 4.250%, 05/06/20(a)(b)	6,320,000	6,241,000
Power Team Services, LLC, 2nd Lien Term Loan, 8.250%, 11/06/20(a)	3,605,000	3,541,913
Pre-Paid Legal Services, Inc., 1st Lien Term Loan, 06/07/19(b)(c)(d)	9,690,000	9,657,732

See Notes to Schedules of Portfolio Investments.

WNA Holdings, Inc., USD 1st Lien Term Loan B, 05/15/20(b)(c)(d)	8,870,000	8,792,388

		115,402,682

Total Bank Loans (Cost $6,088,995,624)		6,094,022,618

Corporate Bonds 5.1%

Auto Manufacturers 0.0%(i)
General Motors Co. Escrow, 7.200% (f)(g)(j)(k)	10,000,000	—
General Motors Co. Escrow, 8.375% (f)(g)(j)(k)	10,000,000	—

		—

Auto Parts & Equipment 0.0%(i)
Schaeffler Finance BV, 4.750%, 05/15/21(b)	855,000	812,250

Banks 0.1%
Citigroup, Inc., Series D, 5.350% (a)(k)	2,870,000	2,690,625

Commercial Services 0.2%
Ceridian Corp., 11.250%, 11/15/15	10,000,000	10,137,500
Harland Clarke Holdings Corp., 9.750%, 08/01/18(b)	3,715,000	3,863,600

		14,001,100

Diversified Financial Services 0.3%
General Motors Financial Co., Inc., 2.750%, 05/15/16(b)	5,000,000	4,918,750
General Motors Financial Co., Inc., 3.250%, 05/15/18(b)	2,000,000	1,945,000
International Lease Finance Corp., 3.875%, 04/15/18	9,890,000	9,296,600

		16,160,350

Electric 0.6%
General Cable Corp., 2.649%, 04/01/15(a)(e)	6,031,000	5,910,380
Glenn Pool Oil & Gas Trust, 6.000%, 08/02/21	34,915,963	36,661,761

		42,572,141

Entertainment 0.0%(i)
Diamond Resorts Corp., 12.000%, 08/15/18	1,000,000	1,095,000

Food 0.2%
Hawk Acquisition Sub, Inc., 4.250%, 10/15/20(b)	13,100,000	12,526,875

Holding Companies-Diversified 0.0%(i)
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.125%, 09/01/20(b)	2,195,000	2,271,825

Internet 0.1%
Zayo Escrow Corp., 8.125%, 01/01/20	1,475,000	1,600,375
Zayo Escrow Corp., 10.125%, 07/01/20	2,365,000	2,625,150

		4,225,525

Media 1.1%
CCO Holdings LLC/Cap Corp., 5.750%, 01/15/24	9,000,000	8,685,000
Clear Channel Communications, Inc., 9.000%, 12/15/19(b)	10,353,000	10,042,410
Clear Channel Communications, Inc., 11.250%, 03/01/21(b)	1,185,000	1,235,363
DISH DBS Corp., 4.250%, 04/01/18(b)	8,640,000	8,467,200
DISH DBS Corp., 5.000%, 03/15/23	25,000,000	24,062,500
LIN Television Corp., 8.375%, 04/15/18	17,555,000	18,674,131
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21(b)	1,585,000	1,620,662
Univision Communications, Inc., 6.875%, 05/15/19(b)	1,925,000	2,021,250

		74,808,516

Mining 0.0%(i)
Inmet Mining Corp., 8.750%, 06/01/20(b)	1,170,000	1,196,325

Miscellaneous Manufacturer 0.2%
Bombardier, Inc., 4.250%, 01/15/16(b)	15,000,000	15,337,500

See Notes to Schedules of Portfolio Investments.

Oil & Gas 0.2%
Chesapeake Energy Corp., 3.250%, 03/15/16	10,000,000	9,950,000
Continental Resources, Inc., 4.500%, 04/15/23(b)	1,125,000	1,094,063
Offshore Group Investment Ltd., 7.125%, 04/01/23(b)	800,000	786,000
Range Resources Corp., 5.000%, 03/15/23	1,960,000	1,915,900

		13,745,963

Packaging & Containers 0.1%
Ball Corp., 4.000%, 11/15/23	600,000	555,000
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23(b)	5,000,000	4,712,500

		5,267,500

Pharmaceuticals 0.1%
VPII Escrow Corp., 6.750%, 08/15/18(b)(c)	4,300,000	4,407,500
VPII Escrow Corp., 7.500%, 07/15/21(b)(c)	2,150,000	2,225,250

		6,632,750

Real Estate 0.0%(i)
CBRE Services, Inc., 5.000%, 03/15/23	1,935,000	1,833,413

Retail 0.0%(i)
Bon-Ton Department Stores, Inc. (The), 8.000%, 06/15/21(b)	665,000	675,806

Telecommunication Services 1.9%
CenturyLink, Inc., 5.625%, 04/01/20	1,345,000	1,358,450
CommScope Holding Co., Inc., PIK, 6.625%, 06/01/20(b)	500,000	477,500
Intelsat Jackson Holdings SA, 5.500%, 08/01/23(b)	4,465,000	4,197,100
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	3,750,000	3,937,500
Intelsat Jackson Holdings SA, 7.500%, 04/01/21	1,250,000	1,312,500
Intelsat Luxembourg SA, 7.750%, 06/01/21(b)	2,285,000	2,307,850
Level 3 Communications, Inc., 11.875%, 02/01/19	3,000,000	3,397,500
Level 3 Financing, Inc., 8.125%, 07/01/19	4,065,000	4,268,250
Level 3 Financing, Inc., 10.000%, 02/01/18(e)	3,440,000	3,706,600
Lynx II Corp., 6.375%, 04/15/23(b)	1,600,000	1,612,000
MetroPCS Wireless, Inc., 6.250%, 04/01/21(b)	6,445,000	6,557,787
MetroPCS Wireless, Inc., 6.625%, 04/01/23(b)	5,375,000	5,469,063
NII Capital Corp., 7.625%, 04/01/21	6,500,000	5,053,750
NII International Telecom S.A.R.L., 11.375%, 08/15/19(b)	2,560,000	2,739,200
NII International Telecom SCA, 7.875%, 08/15/19(b)	2,285,000	2,165,038
Satmex Escrow SA de CV, 9.500%, 05/15/17	6,000,000	6,345,000
Softbank Corp., 4.500%, 04/15/20(b)	8,400,000	8,095,500
Sprint Capital Corp., 6.875%, 11/15/28	2,000,000	1,920,000
Sprint Capital Corp., 8.750%, 03/15/32(e)	1,700,000	1,870,000
Sprint Nextel Corp., 7.000%, 08/15/20	5,680,000	5,964,000
Sprint Nextel Corp., 11.500%, 11/15/21	2,280,000	3,032,400
Trilogy International Partners LLC, 10.250%, 08/15/16(b)	12,958,000	12,439,680
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17(b)	24,390,842	24,573,773
Wind Acquisition Finance SA, 7.250%, 02/15/18(b)	9,940,000	10,014,550
Windstream Holding of the Midwest, Inc., 6.750%, 04/01/28(e)	4,750,000	4,560,000

		127,374,991

Transportation 0.0%(i)
CHC Helicopter SA, 9.375%, 06/01/21(b)	835,000	826,650

Total Corporate Bonds (Cost $341,976,189)		344,055,105

Preferred Stock 0.0%(i)

Diversified Financial Services 0.0%(i)
GMAC Capital Trust I, Series 2, 8.125%(a)	94,025	2,449,351

Total Preferred Stock (Cost $2,350,625)		2,449,351

See Notes to Schedules of Portfolio Investments.

Common Stock 0.0%(i)

Energy-Alternate Sources 0.0%(i)
Aventine Renewable Energy Holdings, Inc.*(f)(g)	69,037	1,380,740

Total Common Stock (Cost $8,201,222)		1,380,740

Money Market Fund 11.9%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(l)	802,891,847	802,891,847

Total Money Market Fund (Cost $802,891,847)		802,891,847

Total Investments (Cost $7,244,415,507) — 107.0%		7,244,799,661
Liabilities in Excess of Other Assets — (7.0)%		(475,560,906)

Net Assets — 100.0%		$6,769,238,755

*	Non-income producing security.
(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2013.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 87.2% of net assets as of June 30, 2013.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(e)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(f)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(g)	Security is in default.
(h)	Bankrupt issuer.
(i)	Less than 0.05% of Net Assets.
(j)	Valued at fair value using procedures approved by the Board of Trustees.
(k)	Security is perpetual in nature and has no stated maturity.
(l)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

Investment Abbreviations

PIK	– Payment in-kind

As of June 30, 2013, the Fund had the following unfunded loan commitment:

Borrower	Unfunded Commitments	Unrealized Depreciation
Power Team Services, LLC	$790,000	$(5,996)

The commitments are available until the maturity date of the respective security.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Seix High Yield Fund

	Shares or Principal Amount($)	Value($)
Bank Loans 5.2%

Chemicals 0.4%
Ineos US Finance LLC, 6 Year Term Loan, 05/04/18(a)(b)(c)(d)	5,902,684	5,775,422

Commercial Services 0.3%
Walter Energy, Inc., Term Loan B, 5.750%, 04/02/18(a)(d)	4,670,176	4,545,622

Health Care 0.1%
Community Health Systems, Inc., Extended Term Loan, 3.773%-3.776%, 01/25/17(a)(d)	845,273	845,180

Insurance 0.3%
Asurion LLC, New Term Loan B1, 4.500%, 05/24/19(a)(c)(d)	4,824,428	4,774,978

Lodging 0.1%
Scientific Games International, Inc., New Term Loan B, 05/22/20(a)(b)(c)(d)	2,570,000	2,529,317

Media 0.7%
Nielsen Holdings NV, Bridge Term Loan, 02/21/14(a)(b)(c)(d)	4,915,000	4,915,000
Tribune Co., Exit Term Loan, 4.000%, 12/31/19(a)(d)	6,626,700	6,606,025

		11,521,025

Mining 0.1%
FMG America Finance, Inc., Term Loan, 5.250%, 10/18/17(a)(d)	1,111,600	1,104,130

Oil & Gas 0.3%
Energy Transfer Equity, L.P., New Term Loan B, 3.750%, 03/24/17(a)(d)	4,900,500	4,909,713

Packaging & Containers 0.4%
Berry Plastics Holding Corp., Term Loan D, 3.500%, 02/07/20(a)(d)	5,820,413	5,750,917

Retail 0.2%
Toys “R” Us-Delaware, Inc., New Term Loan, 6.000%, 09/01/16(a)(d)	4,050,721	3,970,719

Semiconductors 0.5%
Freescale Semiconductor, Inc., Term Loan B4, 5.000%, 03/02/20(a)(d)	7,935,113	7,864,252

Telecommunication Services 1.8%
Alcatel-Lucent USA, Inc., USD Term Loan C, 7.250%, 01/30/19(a)(d)	2,631,775	2,652,619
Cequel Communications LLC, Term Loan B, 3.500%, 02/14/19(a)(d)	11,909,250	11,799,447
Crown Castle International Corp., New Term Loan, 3.250%, 01/31/19(a)(d)	5,925,000	5,880,562
Level 3 Financing, Inc., 2019 Term Loan B, 5.250%, 08/01/19(a)(d)	3,305,000	3,305,000
Virgin Media Investment Holdings Ltd., USD Term Loan B, 06/05/20(a)(b)(c)(d)	5,305,000	5,241,658

		28,879,286

Total Bank Loans (Cost $83,020,827)		82,470,561

Corporate Bonds 90.3%

Advertising 0.5%
Affinion Group, Inc., 7.875%, 12/15/18(e)	5,435,000	4,103,425
MDC Partners, Inc., 6.750%, 04/01/20(d)	3,690,000	3,680,775

		7,784,200

Aerospace/Defense 0.7%
BE Aerospace, Inc., 5.250%, 04/01/22(e)	4,915,000	4,890,425
Ducommun, Inc., 9.750%, 07/15/18	3,230,000	3,528,775
GenCorp, Inc., 7.125%, 03/15/21(d)	3,140,000	3,249,900

		11,669,100

See Notes to Schedules of Portfolio Investments.

Airlines 0.9%
Air Canada, Inc., 9.250%, 08/01/15(d)(e)	11,740,000	12,297,650
Continental Airlines Pass Thru Certificate, Series 2012-B, C1 B, 6.250%, 04/11/20, Series B	1,960,000	2,013,900

		14,311,550

Apparel 0.3%
Wolverine World Wide, Inc., 6.125%, 10/15/20(d)	4,730,000	4,883,725

Auto Parts & Equipment 1.6%
Cooper-Standard Automotive, Inc., 8.500%, 05/01/18	8,893,000	9,426,580
Delphi Corp., 5.000%, 02/15/23	4,475,000	4,598,063
Lear Corp., 4.750%, 01/15/23(d)	6,540,000	6,213,000
Schaeffler Finance BV, 4.750%, 05/15/21(d)	4,700,000	4,465,000

		24,702,643

Banks 3.0%
Ally Financial, Inc., 7.500%, 09/15/20(f)	11,841,000	13,646,752
Ally Financial, Inc., 8.000%, 11/01/31	13,755,000	16,540,387
CIT Group, Inc., 5.250%, 03/15/18	3,055,000	3,139,013
Citigroup, Inc., Series D, 5.350% (a)(g),	9,215,000	8,639,062
Provident Funding Associates LP/PFG Finance Corp., 6.750%, 06/15/21(d)	2,505,000	2,498,738
Provident Funding Associates LP/PFG Finance Corp., 10.125%, 02/15/19(d)	2,685,000	2,966,925

		47,430,877

Beverages 0.1%
Cott Beverages, Inc., 8.125%, 09/01/18	1,500,000	1,616,250

Building Materials 1.2%
Building Materials Corp. of America, 6.750%, 05/01/21(d)	2,885,000	3,065,313
Cemex Finance LLC, 9.375%, 10/12/22(d)	3,575,000	3,896,750
Cemex SAB de CV, 5.875%, 03/25/19(d)(e)	2,775,000	2,691,750
Gibraltar Industries, Inc., 6.250%, 02/01/21(d)	3,180,000	3,291,300
Masco Corp., 5.950%, 03/15/22	5,540,000	5,817,000

		18,762,113

Chemicals 1.3%
Huntsman International LLC, 8.625%, 03/15/21(e)	1,055,000	1,157,863
Ineos Finance PLC, 7.500%, 05/01/20(d)	4,100,000	4,356,250
Kinove German Bondco GmbH, 9.625%, 06/15/18(d)	3,647,000	3,947,877
Nufarm Australia Ltd., 6.375%, 10/15/19(d)	2,000,000	1,995,000
Oxea Finance & Cy SCA, 9.500%, 07/15/17(d)	2,405,000	2,580,325
PetroLogistics LP/PetroLogistics Finance Corp., 6.250%, 04/01/20(d)	3,218,000	3,153,640
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.500%, 04/15/21(d)	3,720,000	3,682,800

		20,873,755

Coal 0.4%
Peabody Energy Corp., 6.250%, 11/15/21(e)	6,780,000	6,542,700

Commercial Services 4.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, 01/15/19(e)	4,945,000	5,377,687
FTI Consulting, Inc., 6.000%, 11/15/22(d)	3,750,000	3,796,875
Harland Clarke Holdings Corp., 9.750%, 08/01/18(d)	13,724,000	14,272,960
Iron Mountain, Inc., 7.750%, 10/01/19	4,135,000	4,445,125
Iron Mountain, Inc., 8.000%, 06/15/20	1,515,000	1,575,903
Lender Processing Services, Inc., 5.750%, 04/15/23	3,760,000	3,995,000
Live Nation Entertainment, Inc., 7.000%, 09/01/20(d)	2,475,000	2,601,844
National Money Mart Co., 10.375%, 12/15/16	2,720,000	2,883,200
Prospect Medical Holdings, Inc., 8.375%, 05/01/19(d)	8,375,000	8,751,875
Rent-A-Center, Inc., 4.750%, 05/01/21(d)	2,285,000	2,165,038

See Notes to Schedules of Portfolio Investments.

Service Corp. International, 5.375%, 01/15/22(c)(d)	3,630,000	3,620,925
ServiceMaster Co., 8.000%, 02/15/20(f)	8,625,000	8,603,437
United Rentals North America, Inc., 7.625%, 04/15/22	9,110,000	9,861,575

		71,951,444

Computers 1.1%
j2 Global, Inc., 8.000%, 08/01/20	5,565,000	5,815,425
NCR Corp., 4.625%, 02/15/21	3,100,000	2,960,500
NCR Corp., 5.000%, 07/15/22	5,095,000	4,916,675
Seagate HDD Cayman, 6.875%, 05/01/20	1,610,000	1,706,600
SunGard Data Systems, Inc., 7.625%, 11/15/20	1,540,000	1,632,400

		17,031,600

Distribution/Wholesale 0.4%
LKQ Corp., 4.750%, 05/15/23(d)	6,670,000	6,369,850

Diversified Financial Services 3.4%
Aircastle Ltd., 6.750%, 04/15/17	8,270,000	8,683,500
Aircastle Ltd., 7.625%, 04/15/20	7,645,000	8,409,500
CNG Holdings, Inc., 9.375%, 05/15/20(d)	5,565,000	5,342,400
Community Choice Financial, Inc., 10.750%, 05/01/19	3,970,000	3,801,275
ILFC E-Capital Trust I, 4.960%, 12/21/65(a)(d)(e)	12,420,000	10,557,000
ILFC E-Capital Trust II, 6.250%, 12/21/65(a)(d)	2,490,000	2,265,900
International Lease Finance Corp., 6.250%, 05/15/19	945,000	970,987
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.375%, 04/01/20(d)	5,270,000	5,111,900
Jefferies LoanCore LLC/JLC Finance Corp., 6.875%, 06/01/20(d)	1,855,000	1,799,350
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 01/15/18(d)	2,915,000	3,031,600
SquareTwo Financial Corp., 11.625%, 04/01/17(e)	3,570,000	3,659,250

		53,632,662

Electric 2.8%
Calpine Corp., 7.500%, 02/15/21(d)	2,140,000	2,284,450
Calpine Corp., 7.875%, 01/15/23(d)	5,679,000	6,104,925
Dynegy, Inc., 5.875%, 06/01/23(d)	9,835,000	8,949,850
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20(d)	4,170,000	4,555,725
GenOn Energy, Inc., 9.500%, 10/15/18	490,000	543,900
GenOn Energy, Inc., 9.875%, 10/15/20	11,324,000	12,456,400
NRG Energy, Inc., 7.625%, 05/15/19	3,000,000	3,135,000
NRG Energy, Inc., 7.875%, 05/15/21	4,955,000	5,289,462

		43,319,712

Electrical Components & Equipment 0.5%
General Cable Corp., 5.750%, 10/01/22(d)	4,605,000	4,558,950
GrafTech International Ltd., 6.375%, 11/15/20(d)	3,750,000	3,778,125

		8,337,075

Electronics 0.8%
APX Group, Inc., 6.375%, 12/01/19(d)	9,720,000	9,234,000
Jabil Circuit, Inc., 8.250%, 03/15/18	3,460,000	4,056,850

		13,290,850

Energy-Alternate Sources 0.3%
First Wind Capital LLC, 10.250%, 06/01/18(d)	5,075,000	5,328,750

Engineering & Construction 0.6%
Aguila 3 SA, 7.875%, 01/31/18(d)	4,275,000	4,403,250
Dycom Investments, Inc., 7.125%, 01/15/21(e)	2,570,000	2,724,200
Weekley Homes LLC/Weekley Finance Corp., 6.000%, 02/01/23(d)	2,775,000	2,726,438

		9,853,888

Entertainment 2.2%
Carmike Cinemas, Inc., 7.375%, 05/15/19	2,960,000	3,182,000

See Notes to Schedules of Portfolio Investments.

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.250%, 03/15/21(d)	3,895,000	3,739,200
Cinemark USA, Inc., 4.875%, 06/01/23(d)(e)	3,230,000	3,100,800
Cinemark USA, Inc., 5.125%, 12/15/22	1,950,000	1,881,750
Diamond Resorts Corp., 12.000%, 08/15/18(f)	16,349,000	17,902,155
Pinnacle Entertainment, Inc., 7.750%, 04/01/22(e)	2,130,000	2,225,850
Pinnacle Entertainment, Inc., 8.750%, 05/15/20(e)	2,280,000	2,445,300

		34,477,055

Environmental Control 0.8%
Clean Harbors, Inc., 5.125%, 06/01/21	2,595,000	2,614,462
Clean Harbors, Inc., 5.250%, 08/01/20	3,120,000	3,166,800
Covanta Holding Corp., 7.250%, 12/01/20	2,805,000	2,941,284
Heckmann Corp., 9.875%, 04/15/18(d)	4,130,000	4,305,525

		13,028,071

Exploration & Production 0.2%
Petroquest Energy, Inc., 10.000%, 09/01/17(d)	3,445,000	3,445,000

Food 1.5%
Hawk Acquisition Sub, Inc., 4.250%, 10/15/20(d)	17,635,000	16,863,469
Post Holdings, Inc., 7.375%, 02/15/22	6,135,000	6,564,450

		23,427,919

Forest Products & Paper 0.1%
Resolute Forest Products, Inc., 5.875%, 05/15/23(d)	1,532,000	1,367,310

Gas 0.5%
Sabine Pass LNG LP, 6.500%, 11/01/20(d)	5,775,000	5,832,750
Sabine Pass LNG LP, 7.500%, 11/30/16	1,385,000	1,490,606

		7,323,356

Healthcare - Products 1.0%
Biomet, Inc., 6.500%, 08/01/20	6,295,000	6,487,784
Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18	5,700,000	6,127,500
Physio-Control International, Inc., 9.875%, 01/15/19(d)	3,250,000	3,575,000

		16,190,284

Healthcare - Services 1.3%
DaVita, Inc., 5.750%, 08/15/22	5,450,000	5,436,375
HCA, Inc., 5.875%, 03/15/22	9,585,000	9,836,606
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 7.750%, 02/01/19	5,000,000	5,300,000

		20,572,981

Home Builders 1.4%
Brookfield Residential Properties, Inc., 6.500%, 12/15/20(d)	2,665,000	2,684,988
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.125%, 07/01/22(d)	2,865,000	2,811,281
KB Home, 7.500%, 09/15/22	2,775,000	2,976,187
KB Home, 9.100%, 09/15/17	3,180,000	3,561,600
Standard Pacific Corp., 8.375%, 05/15/18(f)	5,300,000	6,042,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.250%, 04/15/21(d)	4,645,000	4,412,750

		22,488,806

Household Products/Wares 0.7%
Reynolds Group Holdings, 6.875%, 02/15/21	1,825,000	1,916,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg I SA, 7.875%, 08/15/19	7,845,000	8,551,050

		10,467,300

Housewares 0.3%
Libbey Glass, Inc., 6.875%, 05/15/20	4,073,000	4,261,376

See Notes to Schedules of Portfolio Investments.

Insurance 1.5%
Assured Guaranty Municipal Holdings, Inc., 6.400%, 12/15/66(a)(d)	4,525,000	3,846,250
Assured Guaranty US Holdings, Inc., Series A, 6.400%, 12/15/66(a), Series A	7,037,000	6,438,855
Genworth Financial, Inc., 6.150%, 11/15/66(a)	4,605,000	3,994,837
Genworth Financial, Inc., 7.625%, 09/24/21(e)	745,000	865,750
Liberty Mutual Group, Inc., 7.000%, 03/07/67(a)(d)	2,730,000	2,757,300
White Mountains Re Group Ltd., 7.506%, (a)(d)(g)	5,270,000	5,437,101

		23,340,093

Internet 1.3%
CyrusOne LP/CyrusOne Finance Corp., 6.375%, 11/15/22(d)	2,045,000	2,096,125
Equinix, Inc., 4.875%, 04/01/20	3,320,000	3,253,600
Equinix, Inc., 7.000%, 07/15/21	3,130,000	3,396,050
Mood Media Corp., 9.250%, 10/15/20(d)(e)	4,065,000	3,719,475
Zayo Escrow Corp., 8.125%, 01/01/20(e)	7,000,000	7,595,000

		20,060,250

Iron/Steel 0.4%
JMC Steel Group, 8.250%, 03/15/18(d)	6,855,000	6,700,763

Leisure Time 0.7%
Brunswick Corp., 4.625%, 05/15/21(d)	1,860,000	1,813,500
ClubCorp Club Operations, Inc., 10.000%, 12/01/18	4,545,000	4,908,600
Viking Cruises Ltd., 8.500%, 10/15/22(d)	4,015,000	4,396,425

		11,118,525

Lodging 1.0%
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.500%, 07/01/19(d)	7,090,000	7,515,400
Felcor Lodging LP, 5.625%, 03/01/23	5,485,000	5,334,162
Harrahs Operating, Inc., 11.250%, 06/01/17	3,275,000	3,410,094

		16,259,656

Machinery-Diversified 0.3%
Manitowoc Co., Inc. (The), 8.500%, 11/01/20	4,805,000	5,237,450

Media 7.9%
Block Communications, Inc., 7.250%, 02/01/20(d)	3,260,000	3,423,000
Cablevision Systems Corp., 7.750%, 04/15/18	1,180,000	1,268,500
Cablevision Systems Corp., 8.000%, 04/15/20(e)	4,490,000	4,894,100
CCO Holdings LLC/Cap Corp., 5.125%, 02/15/23	4,170,000	3,909,375
CCO Holdings LLC/Cap Corp., 5.750%, 01/15/24	14,690,000	14,175,850
Clear Channel Worldwide Holdings, Inc., Series A, 6.500%, 11/15/22(d)	6,395,000	6,554,875
Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/22(d)(f)	13,255,000	13,652,650
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 03/15/20, Series B	3,365,000	3,482,775
Cogeco Cable, Inc., 4.875%, 05/01/20(d)	2,870,000	2,791,075
DISH DBS Corp., 4.250%, 04/01/18(d)	9,995,000	9,795,100
DISH DBS Corp., 5.000%, 03/15/23	7,720,000	7,430,500
DISH DBS Corp., 5.875%, 07/15/22	16,265,000	16,508,975
Entravision Communications Corp., 8.750%, 08/01/17	2,804,000	2,989,765
LIN Television Corp., 6.375%, 01/15/21	2,375,000	2,401,719
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.750%, 04/01/21(d)	3,390,000	3,466,275
Mediacom Broadband LLC/Mediacom Broadband Corp., 6.375%, 04/01/23	7,088,000	7,052,560
Sirius XM Radio, Inc., 5.250%, 08/15/22(d)	3,870,000	3,753,900
Univision Communications, Inc., 5.125%, 05/15/23(d)(e)	3,090,000	2,920,050
Univision Communications, Inc., 6.750%, 09/15/22(d)(e)	8,720,000	9,156,000
Videotron Ltd., 5.000%, 07/15/22	4,000,000	3,900,000

		123,527,044

Mining 2.5%
Century Aluminum Co., 7.500%, 06/01/21(d)(e)	3,100,000	3,007,000

See Notes to Schedules of Portfolio Investments.

FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19(d)(e)	9,335,000	9,615,050
HudBay Minerals, Inc., 9.500%, 10/01/20	2,795,000	2,725,125
Inmet Mining Corp., 8.750%, 06/01/20(d)	12,605,000	12,888,612
New Gold, Inc., 6.250%, 11/15/22(d)	3,055,000	2,925,163
Novelis, Inc., 8.375%, 12/15/17	785,000	832,100
Novelis, Inc., 8.750%, 12/15/20	2,900,000	3,110,250
Vulcan Materials Co., 7.500%, 06/15/21(e)	3,345,000	3,746,400

		38,849,700

Miscellaneous Manufacturer 1.6%
Amsted Industries, Inc., 8.125%, 03/15/18(d)	3,935,000	4,151,425
Bombardier, Inc., 5.750%, 03/15/22(d)	6,890,000	6,838,325
Bombardier, Inc., 6.125%, 01/15/23(d)(f)	8,120,000	8,059,100
Polymer Group, Inc., 7.750%, 02/01/19	5,260,000	5,470,400

		24,519,250

Oil & Gas 8.1%
Chesapeake Energy Corp., 6.875%, 11/15/20(e)	2,060,000	2,235,100
Chesapeake Energy Corp., 7.250%, 12/15/18(e)	3,105,000	3,462,075
CITGO Petroleum Corp., 11.500%, 07/01/17(d)	2,910,000	3,230,100
Concho Resources, Inc., 5.500%, 04/01/23	2,735,000	2,693,975
Continental Resources, Inc., 4.500%, 04/15/23(d)	7,355,000	7,152,737
Continental Resources, Inc., 5.000%, 09/15/22	985,000	1,002,238
EP Energy LLC/Everest Acquisition Finance, Inc., 6.875%, 05/01/19	1,630,000	1,744,100
EP Energy LLC/Everest Acquisition Finance, Inc., 7.750%, 09/01/22	6,270,000	6,708,900
Hercules Offshore, Inc., 7.125%, 04/01/17(d)	5,075,000	5,392,188
Hercules Offshore, Inc., 8.750%, 07/15/21(c)(d)	3,175,000	3,175,000
Linn Energy LLC/Finance Corp., 6.500%, 05/15/19	4,450,000	4,349,875
Linn Energy LLC/Finance Corp., 8.625%, 04/15/20	4,865,000	5,108,250
MEG Energy Corp., 6.375%, 01/30/23(d)	7,000,000	6,790,000
Oasis Petroleum, Inc., 6.875%, 01/15/23	5,165,000	5,319,950
Offshore Group Investment Ltd., 7.125%, 04/01/23(d)	4,785,000	4,701,263
Offshore Group Investment Ltd., 7.500%, 11/01/19(e)	8,315,000	8,668,387
Pacific Drilling SA, 5.375%, 06/01/20(d)	1,770,000	1,654,950
Plains Exploration & Production Co., 6.625%, 05/01/21(e)	6,685,000	7,077,129
Plains Exploration & Production Co., 6.875%, 02/15/23	7,650,000	8,184,750
Range Resources Corp., 5.000%, 08/15/22	2,880,000	2,815,200
Range Resources Corp., 5.000%, 03/15/23	6,570,000	6,422,175
RDS Ultra-Deepwater Ltd., 11.875%, 03/15/17(d)	2,000,000	2,160,000
SandRidge Energy, Inc., 7.500%, 03/15/21	10,170,000	9,712,350
United Refining Co., 10.500%, 02/28/18	8,670,000	9,558,675
WPX Energy, Inc., 6.000%, 01/15/22	7,735,000	7,812,350

		127,131,717

Oil & Gas Services 2.2%
Cie Generale de Geophysique - Veritas, 6.500%, 06/01/21	6,000,000	6,060,000
Exterran Partners LP/EXLP Finance Corp., 6.000%, 04/01/21(d)	3,741,000	3,684,885
Hiland Partners LP/Hiland Partners Finance Corp., 7.250%, 10/01/20(d)	3,580,000	3,687,400
Hornbeck Offshore Services, Inc., 5.000%, 03/01/21(d)	3,935,000	3,649,712
Oil States International, Inc., 5.125%, 01/15/23(d)	5,520,000	5,782,200
Oil States International, Inc., 6.500%, 06/01/19	10,685,000	11,058,975

		33,923,172

Packaging & Containers 3.0%
Ball Corp., 4.000%, 11/15/23	9,785,000	9,051,125
Ball Corp., 5.000%, 03/15/22	8,335,000	8,293,325
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.500%, 01/15/23(d)	8,815,000	8,308,137
Plastipak Holdings, Inc., 10.625%, 08/15/19(d)	2,010,000	2,211,000
Sealed Air Corp., 5.250%, 04/01/23(d)	4,585,000	4,458,913
Sealed Air Corp., 6.500%, 12/01/20(d)	3,025,000	3,191,375
Sealed Air Corp., 8.125%, 09/15/19(d)	5,095,000	5,680,925
Sealed Air Corp., 8.375%, 09/15/21(d)	5,060,000	5,717,800

		46,912,600

See Notes to Schedules of Portfolio Investments.

Pharmaceuticals 2.1%
ConvaTec Healthcare, 10.500%, 12/15/18(d)	2,850,000	3,113,625
Endo Pharmaceuticals Holdings, Inc., 7.000%, 07/15/19	3,195,000	3,226,950
Endo Pharmaceuticals Holdings, Inc., 7.000%, 12/15/20	2,610,000	2,619,788
Endo Pharmaceuticals Holdings, Inc., 7.250%, 01/15/22	2,460,000	2,478,450
Valeant Pharmaceuticals International, 6.500%, 07/15/16(d)(e)	4,000,000	4,120,000
Valeant Pharmaceuticals International, 7.000%, 10/01/20(d)	3,900,000	3,978,000
VPII Escrow Corp., 6.750%, 08/15/18(c)(d)	9,030,000	9,255,750
VPII Escrow Corp., 7.500%, 07/15/21(c)(d)	4,515,000	4,673,025

		33,465,588

Pipelines 2.0%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.875%, 08/01/23(d)	2,495,000	2,370,250
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625%, 10/01/20(d)	1,115,000	1,117,788
El Paso Corp., 6.500%, 09/15/20	6,885,000	7,340,353
Sabine Pass Liquefaction LLC, 5.625%, 02/01/21(d)	17,485,000	16,960,450
Sabine Pass Liquefaction LLC, 5.625%, 04/15/23(d)	4,650,000	4,394,250

		32,183,091

Real Estate 0.8%
CBRE Services, Inc., 5.000%, 03/15/23	8,740,000	8,281,150
Toys “R” Us Property Co. LLC, 10.750%, 07/15/17	3,280,000	3,460,400

		11,741,550

Real Estate Investment Trust 1.1%
iStar Financial, Inc., 3.875%, 07/01/16	3,200,000	3,072,000
iStar Financial, Inc., 4.875%, 07/01/18	3,250,000	3,055,000
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 05/01/21	4,000,000	4,240,000
Reckson Operating Partnership LP, 7.750%, 03/15/20	6,005,000	7,073,764

		17,440,764

Retail 3.7%
AutoNation, Inc., 5.500%, 02/01/20	4,636,000	4,821,440
Claire’s Stores, Inc., 9.000%, 03/15/19(d)	4,200,000	4,620,000
Coinstar, Inc., 6.000%, 03/15/19(d)	3,355,000	3,350,806
CST Brands, Inc., 5.000%, 05/01/23(d)	3,615,000	3,524,625
Hot Topic, Inc., 9.250%, 06/15/21(d)	1,605,000	1,625,063
Limited Brands, Inc., 5.625%, 02/15/22	7,220,000	7,328,300
Limited Brands, Inc., 6.625%, 04/01/21	2,900,000	3,150,125
Limited Brands, Inc., 7.000%, 05/01/20	2,520,000	2,797,200
Penske Automotive Group, Inc., 5.750%, 10/01/22	3,830,000	3,906,600
Phillips-Van Heusen Corp., 7.375%, 05/15/20	2,005,000	2,175,425
PVH Corp., 4.500%, 12/15/22	2,960,000	2,841,600
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	2,675,000	2,868,937
Sears Holdings Corp., 6.625%, 10/15/18(e)	9,475,000	8,930,187
Sonic Automotive, Inc., 5.000%, 05/15/23(d)	3,054,000	2,962,380
Toys “R” Us, Inc., 7.375%, 10/15/18	2,405,000	2,170,513
Toys “R” Us, Inc., 10.375%, 08/15/17	410,000	410,000

		57,483,201

Semiconductors 0.4%
Advanced Micro Devices, Inc., 7.500%, 08/15/22(e)	1,580,000	1,528,650
Advanced Micro Devices, Inc., 7.750%, 08/01/20(e)	1,650,000	1,604,625
NXP BV/NXP Funding LLC, 5.750%, 03/15/23(d)	3,600,000	3,627,000

		6,760,275

Shipbuilding 0.4%
Huntington Ingalls Industries, Inc., 7.125%, 03/15/21	5,085,000	5,466,375

See Notes to Schedules of Portfolio Investments.

Software 0.3%
First Data Corp., 6.750%, 11/01/20(d)	5,215,000	5,306,263

Storage/Warehousing 0.8%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.875%, 03/15/18	12,604,000	13,076,650

Telecommunication Services 12.2%
CenturyLink, Inc., 5.625%, 04/01/20	3,575,000	3,610,750
Consolidated Communications Finance Co., 10.875%, 06/01/20	2,190,000	2,474,700
EarthLink, Inc., 7.375%, 06/01/20(d)	2,935,000	2,817,600
Hughes Satellite Systems Corp., 6.500%, 06/15/19	2,735,000	2,899,100
Hughes Satellite Systems Corp., 7.625%, 06/15/21	1,270,000	1,349,375
Intelsat Jackson Holdings SA, 5.500%, 08/01/23(d)	8,035,000	7,552,900
Intelsat Jackson Holdings SA, 7.250%, 04/01/19	4,000,000	4,185,000
Intelsat Jackson Holdings SA, 7.250%, 10/15/20	5,000,000	5,250,000
Intelsat Jackson Holdings SA, 7.500%, 04/01/21	4,340,000	4,557,000
Level 3 Financing, Inc., 8.125%, 07/01/19(e)	2,010,000	2,110,500
Level 3 Financing, Inc., 8.625%, 07/15/20	1,065,000	1,134,225
Lynx II Corp., 6.375%, 04/15/23(d)(e)	3,125,000	3,148,438
MetroPCS Wireless, Inc., 6.250%, 04/01/21(d)	7,680,000	7,814,400
MetroPCS Wireless, Inc., 6.625%, 04/01/23(d)	6,380,000	6,491,650
NII Capital Corp., 7.625%, 04/01/21(f)	8,338,000	6,482,795
NII Capital Corp., 8.875%, 12/15/19(e)	3,825,000	3,232,125
NII International Telecom S.A.R.L., 11.375%, 08/15/19(d)	6,700,000	7,169,000
NII International Telecom SCA, 7.875%, 08/15/19(d)(e)	4,775,000	4,524,312
Sable International Finance Ltd., 8.750%, 02/01/20(d)(e)	3,515,000	3,866,500
Satmex Escrow SA de CV, 9.500%, 05/15/17	2,075,000	2,194,313
SBA Telecommunications, Inc., 5.750%, 07/15/20(d)	7,125,000	7,142,812
Softbank Corp., 4.500%, 04/15/20(d)	9,955,000	9,594,131
Sprint Capital Corp., 6.875%, 11/15/28(f)	8,800,000	8,448,000
Sprint Capital Corp., 6.900%, 05/01/19(f)	4,168,000	4,334,720
Sprint Capital Corp., 8.750%, 03/15/32(f)	8,005,000	8,805,500
Sprint Nextel Corp., 6.000%, 11/15/22	2,835,000	2,778,300
Sprint Nextel Corp., 7.000%, 08/15/20(f)	9,310,000	9,775,500
Sprint Nextel Corp., 8.375%, 08/15/17(f)	4,000,000	4,490,000
Sprint Nextel Corp., 11.500%, 11/15/21	65,000	86,450
Tw telecom holdings, Inc., 5.375%, 10/01/22	3,855,000	3,826,088
UPCB Finance V Ltd., 7.250%, 11/15/21(d)	2,100,000	2,220,750
US West Capital Funding, Inc., 6.875%, 07/15/28	5,940,000	5,702,400
US West Communications, 7.250%, 10/15/35	5,485,000	5,512,425
ViaSat, Inc., 6.875%, 06/15/20	9,260,000	9,769,300
West Corp., 8.625%, 10/01/18	2,690,000	2,874,938
Wind Acquisition Finance Holdings, PIK, 12.250%, 07/15/17(d)(e)	8,532,556	8,596,550
Wind Acquisition Finance SA, 7.250%, 02/15/18(d)	10,405,000	10,483,037
Windstream Corp., 6.375%, 08/01/23	5,100,000	4,768,500

		192,074,084

Textiles 0.1%
SIWF Merger Sub, Inc./Springs Industries, Inc., 6.250%, 06/01/21(d)	2,230,000	2,185,400

Transportation 1.1%
CHC Helicopter SA, 9.250%, 10/15/20	13,155,000	13,483,875
Martin Midstream Partners LP/Martin Midstream Finance Corp., 7.250%, 02/15/21(d)	3,965,000	3,984,825

		17,468,700

Trucking & Leasing 0.3%
Aviation Capital Group Corp., 4.625%, 01/31/18(d)	4,845,000	4,769,757

Total Corporate Bonds (Cost $1,380,877,863)		1,421,744,120

See Notes to Schedules of Portfolio Investments.

Convertible Preferred Stock 0.7%

Auto Manufacturers 0.7%
General Motors Co., Series B, 4.750%, 12/01/13(e), Series B	226,940	10,929,430

Total Convertible Preferred Stock (Cost $9,514,645)		10,929,430

U.S. Treasury Obligations 0.1%

U.S. Treasury Bill 0.1%
0.000%, 08/15/13	1,485,000	1,484,959

Total U.S. Treasury Obligations (Cost $1,484,940)		1,484,959

Short-Term Investment 6.8%
RidgeWorth Funds Securities Lending Joint Account(h)	107,429,356	107,429,356

Total Short-Term Investment (Cost $107,429,356)		107,429,356

Money Market Fund 4.5%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(i)	70,565,649	70,565,649

Total Money Market Fund (Cost $70,565,649)		70,565,649

Total Investments (Cost $1,652,893,280) — 107.6%		1,694,624,075
Liabilities in Excess of Other Assets — (7.6)%		(119,843,354)

Net Assets — 100.0%		$1,574,780,721

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2013.
(b)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 45.6% of net assets as of June 30, 2013.
(e)	The security or a partial position of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $105,486,812.
(f)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013 (See Note 2 (i)).
(i)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

Investment Abbreviations

PIK	– Payment in-kind
ULC	– Unlimited Liability Company

Credit Default Swap Contracts - Buy Protection

At June 30, 2013, the Fund’s open credit default swap contracts were as follows:

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payments Made	Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY.20	JPMorgan	$20,000,000	5.000%	06/20/18	4.285%	$595,080	$605,390	$10,310
CDX.NA.HY.20	JPMorgan	25,000,000	5.000	06/20/18	4.285	804,098	756,737	(47,361)

						$1,399,178	$1,362,127	$(37,051)

See Notes to Schedules of Portfolio Investments.

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

The value column indicates the impact each respective swap agreement has on the Fund’s Net Assets at June 30, 2013.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Short-Term Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 14.5%

Automobiles 13.1%
Bank of America Auto Trust, Series 2012-1, Cl A3, 0.780%, 06/15/16	1,000,000	1,000,691
Ford Credit Auto Owner Trust, Series 2012-A, Cl A3, 0.840%, 08/15/16	1,491,969	1,494,404
Harley-Davidson Motorcycle Trust, Series 2011-2, Cl A3, 1.110%, 09/15/16(a)	1,110,000	1,113,562
Honda Auto Receivables Owner Trust, Series 2013-2, Cl A3, 0.530%, 02/16/17	700,000	696,259
Hyundai Auto Receivables Trust, Series 2011-B, Cl A4, 1.650%, 02/15/17	1,180,000	1,194,773
Hyundai Auto Receivables Trust, Series 2011-C, Cl A4, 1.300%, 02/15/18(a)	2,250,000	2,274,752
Nissan Auto Receivables Owner Trust, Series 2010-A, Cl A4, 1.310%, 09/15/16	545,000	547,150
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Cl A3, 0.850%, 08/22/16	1,295,000	1,297,963

		9,619,554

Other 1.4%
GE Equipment Transportation LLC, Series 2011-1, Cl A3, 1.000%, 10/20/14(a)	368,829	369,073
John Deere Owner Trust, Series 2011-A, Cl A3, 1.290%, 01/15/16	663,554	665,370

		1,034,443

Total Asset-Backed Securities (Cost $10,634,344)		10,653,997

Collateralized Mortgage Obligations 20.7%

Agency Collateralized Mortgage Obligations 5.5%

Federal National Mortgage Association
Series 2009-37, Cl HA, 4.000%, 04/25/19	1,072,005	1,135,893
Series 2011-38, Cl AH, 2.750%, 05/25/20(a)	2,805,298	2,891,824

		4,027,717

Commercial Mortgage Backed Securities 15.2%

Banc of America Commercial Mortgage, Inc.
Series 2004-1, Cl A4, 4.760%, 11/10/39(a)	1,243,179	1,253,618
Series 2005-2, Cl AM, 4.913%, 07/10/43(a)(b)	1,605,000	1,685,714

		2,939,332

COMM 2005-C6 Mortgage Trust
Series 2005-C6, Cl AJ, 5.209%, 06/10/44(b)	335,000	348,348

CS First Boston Mortgage Securities Corp.
Series 2004-C5, Cl A3, 4.499%, 11/15/37(a)	1,443,514	1,443,710
Series 2005-C5, Cl AM, 5.100%, 08/15/38(a)(b)	1,595,000	1,702,064

		3,145,774

GE Capital Commercial Mortgage Corp.
Series 2004-C2, Cl A3, 4.641%, 03/10/40(a)	53,408	53,450
Series 2005-C3, Cl A7A, 4.974%, 07/10/45(b)	835,000	892,767

		946,217

JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP1, Cl A2, 4.625%, 03/15/46(a)	361,107	363,434

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Cl A4A, 4.936%, 08/15/42(b)	1,045,000	1,109,668

See Notes to Schedules of Portfolio Investments.

LB-UBS Commercial Mortgage Trust
Series 2004-C4, Cl A4, 5.712%, 06/15/29(a)(b)	620,000	637,692

Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Cl A7, 5.118%, 07/15/42(b)	370,000	395,177
Series 2005-C22, Cl A4, 5.465%, 12/15/44(b)	1,175,000	1,271,590

		1,666,767

		11,157,232

Total Collateralized Mortgage Obligations (Cost $14,929,372)		15,184,949

Corporate Bonds 50.3%

Auto Manufacturers 3.3%
Daimler Finance North America LLC, 1.250%, 01/11/16(c)	750,000	745,112
Kia Motors Corp., 3.625%, 06/14/16(c)	500,000	518,418
Volkswagen International Finance, 0.884%, 04/01/14(b)(c)	1,195,000	1,196,740

		2,460,270

Banks 12.7%
American Express Centurion Bank, 0.875%, 11/13/15	835,000	832,915
Bank of America Corp., 3.625%, 03/17/16, MTN	1,000,000	1,044,607
Bank of Montreal, 0.800%, 11/06/15, MTN	640,000	639,227
Bank of Nova Scotia, 0.775%, 02/10/14(b)	1,280,000	1,284,563
Branch Banking & Trust Co., 0.592%, 09/13/16(b)	630,000	623,309
Capital One Financial Corp., 6.750%, 09/15/17	345,000	406,377
Citigroup, Inc., 6.375%, 08/12/14	655,000	691,208
Commonwealth Bank of Australia, 1.950%, 03/16/15(a)	800,000	814,402
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	865,000	967,797
Morgan Stanley, 5.375%, 10/15/15	550,000	588,761
Toronto-Dominion Bank (The), 1.400%, 04/30/18, MTN	150,000	145,591
Wells Fargo & Co., 3.676%, 06/15/16(a)(b)	1,195,000	1,276,759

		9,315,516

Beverages 1.8%
Anheuser-Busch InBev Worldwide, Inc., 3.625%, 04/15/15(a)	945,000	992,304
Dr. Pepper Snapple Group, Inc., 2.900%, 01/15/16	340,000	353,995

		1,346,299

Commercial Services 0.6%
ERAC USA Finance LLC, 1.400%, 04/15/16(c)	335,000	332,509
ERAC USA Finance LLC, 2.250%, 01/10/14(c)	125,000	125,936

		458,445

Computers 2.0%
EMC Corp., 1.875%, 06/01/18	620,000	612,872
Hewlett-Packard Co., 1.250%, 09/13/13	860,000	860,290

		1,473,162

Distribution/Wholesale 0.5%
Glencore Funding LLC, 1.431%, 05/27/16(b)(c)	380,000	370,015

Diversified Financial Services 6.9%
Bear Stearns Cos. LLC (The), 5.550%, 01/22/17	850,000	931,146
Caterpillar Financial Services Corp., 4.625%, 06/01/15(a)	990,000	1,059,865
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	355,000	378,581
General Electric Capital Corp., 0.983%, 04/02/18(b)	1,250,000	1,255,224
TD AMERITRADE Holding Corp., 4.150%, 12/01/14	490,000	513,040
Toyota Motor Credit Corp., 0.564%, 05/17/16(b)	540,000	539,076
Woodside Finance Ltd., 4.500%, 11/10/14(c)	395,000	412,204

		5,089,136

See Notes to Schedules of Portfolio Investments.

Electric 2.0%
Constellation Energy Group, Inc., 4.550%, 06/15/15	340,000	361,939
Duke Energy Corp., 3.950%, 09/15/14	395,000	409,381
NextEra Energy Capital Holdings, Inc., 1.611%, 06/01/14	405,000	408,322
Nisource Finance Corp., 5.400%, 07/15/14	280,000	292,626

		1,472,268

Food 1.6%
ConAgra Foods, Inc., 1.900%, 01/25/18	285,000	280,178
General Mills, Inc., 5.200%, 03/17/15	450,000	483,292
Kraft Foods Group, Inc., 1.625%, 06/04/15	410,000	414,372

		1,177,842

Healthcare - Services 0.5%
UnitedHealth Group, Inc., 1.875%, 11/15/16	340,000	345,805

Holding Companies-Diversified 0.6%
EnCana Holdings Finance Corp., 5.800%, 05/01/14	395,000	410,574

Housewares 0.3%
Newell Rubbermaid, Inc., 2.050%, 12/01/17(a)	210,000	205,793

Insurance 2.8%
MetLife, Inc., 6.750%, 06/01/16	880,000	1,007,188
Prudential Covered Trust 2012-1, 2.997%, 09/30/15(c)	1,008,000	1,040,175

		2,047,363

Media 2.0%
CBS Corp., 4.625%, 05/15/18	380,000	411,648
Comcast Corp., 5.900%, 03/15/16	510,000	574,148
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.750%, 10/01/14	500,000	523,238

		1,509,034

Mining 2.0%
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18(c)	430,000	408,963
Rio Tinto Finance USA Ltd., 8.950%, 05/01/14	1,030,000	1,097,640

		1,506,603

Oil & Gas 1.6%
Devon Energy Corp., 1.875%, 05/15/17	390,000	384,713
Petrohawk Energy Corp., 7.250%, 08/15/18	695,000	758,245

		1,142,958

Pharmaceuticals 2.9%
McKesson Corp., 0.950%, 12/04/15	305,000	304,184
McKesson Corp., 6.500%, 02/15/14	850,000	879,939
Merck & Co., Inc., 0.700%, 05/18/16	920,000	913,639

		2,097,762

Pipelines 1.8%
Energy Transfer Partners LP, 5.950%, 02/01/15	315,000	337,479
Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	310,000	327,519
Spectra Energy Capital LLC, 5.500%, 03/01/14	345,000	355,008
Williams Partners LP, 3.800%, 02/15/15	260,000	271,078

		1,291,084

Telecommunication Services 3.8%
American Tower Corp., 4.500%, 01/15/18	280,000	298,622
AT&T, Inc., 1.400%, 12/01/17	1,230,000	1,195,796
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,260,000	1,293,552

		2,787,970

See Notes to Schedules of Portfolio Investments.

Transportation 0.6%
Burlington Northern Santa Fe LLC, 7.000%, 02/01/14	420,000	435,022

Total Corporate Bonds (Cost $37,044,326)		36,942,921

U.S. Government Agency Mortgages 12.9%

Federal National Mortgage Association
Pool #725877, 5.250%, 09/01/14	289,583	296,156
Pool #466598, 2.180%, 11/01/15(a)	2,055,000	2,108,722
Pool #462085, 5.315%, 11/01/15	1,647,633	1,777,326
Pool #745889, 5.970%, 08/01/16(a)	4,684,651	5,263,608

Total U.S. Government Agency Mortgages (Cost $8,972,413)		9,445,812

Money Market Fund 1.0%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(d)	727,705	727,705

Total Money Market Fund (Cost $727,705)		727,705

Total Investments (Cost $72,308,160) — 99.4%		72,955,384
Other Assets in Excess of Liabilities — 0.6%		447,015

Net Assets — 100.0%		$73,402,399

(a)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2013.
(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 7.0% of net assets as of June 30, 2013.
(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

Investment Abbreviations

MTN	– Medium Term Note

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Short-Term Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 85.5%

Alabama 0.6%
Birmingham, Series A, GO, 0.000%, 03/01/22(a)	100,000	91,932

California 4.9%
California State, GO, 5.000%, 02/01/20	250,000	292,655
Sacramento Municipal Utility District, Series C, RB, 5.000%, 08/15/17(b)	400,000	456,548

		749,203

Florida 14.1%
Florida Department of Environmental Protection, Series A, RB, 5.000%, 07/01/13	500,000	500,195
Jacksonville Special Revenue, Series B-1, RB, 5.000%, 10/01/18	500,000	576,795
Martin County Consolidated Utilities System Revenue, RB, 5.000%, 10/01/28, Pre-refunded 10/01/2013 @ 100, AMBAC(c)	500,000	506,035
Miami-Dade County Expressway Authority, Series A, RB, 5.000%, 07/01/19	500,000	577,795

		2,160,820

Hawaii 2.8%
Hawaii State, GO, 5.000%, 05/01/15	400,000	432,724

Illinois 7.2%
Illinois State, GO, 5.000%, 07/01/20(b)	1,000,000	1,107,250

Maryland 3.7%
Maryland State Transportation Authority, Transportation Facilities Project, RB, 5.000%, 07/01/23(c)	500,000	564,265

Massachusetts 2.9%
Massachusetts Water Pollution Abatement Trust (The), RB, 5.000%, 08/01/13	440,000	441,936

Missouri 3.6%
Missouri Highway & Transportation Commission, RB, 5.000%, 05/01/16	500,000	558,585

New Jersey 13.3%
New Jersey Economic Development Authority, Series O, RB, 5.250%, 03/01/25, Pre-refunded 03/01/2015 @ 100(c)	1,500,000	1,618,605
New Jersey Higher Education Student Assistance Authority, AMT, RB, 4.000%, 12/01/17	400,000	426,852

		2,045,457

New Mexico 2.8%
New Mexico, Series A, RB, 4.000%, 07/01/20(b)	400,000	437,052

New York 10.7%
New York State Dormitory Authority, Series A, RB, 5.000%, 03/15/15	400,000	430,748
New York State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, Series A, RB, 5.000%, 06/15/18(b)	600,000	695,730
New York State Urban Development Corp., Series A, RB, 5.000%, 03/15/14	490,000	506,738

		1,633,216

Ohio 6.4%
Columbus, Series A, GO, 3.000%, 02/15/14(c)	450,000	457,929
Ohio State Water Development Authority, RB, 4.750%, 12/01/22, Pre-refunded 06/01/2014 @ 100	500,000	520,585

		978,514

See Notes to Schedules of Portfolio Investments.

Oklahoma 2.8%
Oklahoma City, GO, 4.000%, 03/01/15	400,000	423,232

Pennsylvania 3.2%
Pennsylvania Economic Development Financing Authority, RB, 5.000%, 07/01/22	450,000	494,145

Tennessee 2.7%
Hamilton County, Series A, GO, 4.000%, 01/01/14(c)	400,000	407,720

Texas 2.0%
Texas Public Finance Authority, Series A, RB, 5.000%, 07/01/13	300,000	300,120

Virginia 1.8%
Fairfax County, Series A, GO, 5.000%, 04/01/16, Pre-refunded 04/01/2014 @ 100, State Aid Withholding	265,000	274,519

Total Municipal Bonds (Cost $13,068,085)		13,100,690

Money Market Fund 24.0%
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01%(d)	3,671,206	3,671,206

Total Money Market Fund (Cost $3,671,206)		3,671,206

Total Investments (Cost $16,739,291) — 109.5%		16,771,896
Liabilities in Excess of Other Assets — (9.5)%		(1,449,563)

Net Assets — 100.0%		$15,322,333

(a)	Step bond. The rate shown is the rate in effect as of June 30, 2013.
(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

Investment Abbreviations

AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
GO	– General Obligation
RB	– Revenue Bond

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Short-Term U.S. Treasury Securities Fund

	Shares or Principal Amount($)	Value($)
U.S. Treasury Obligations 98.6%

U.S. Treasury Notes 98.6%
0.500%, 10/15/13	320,000	320,363
2.000%, 11/30/13	970,000	977,578
0.750%, 12/15/13	520,000	521,524
0.375%, 11/15/14	1,000,000	1,002,031
2.375%, 02/28/15	720,000	744,890
2.500%, 04/30/15	3,205,000	3,331,322
1.750%, 07/31/15	1,795,000	1,845,764
0.750%, 06/30/17	1,425,000	1,407,187

Total U.S. Treasury Obligations (Cost $10,098,834)		10,150,659

Money Market Fund 1.4%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	149,884	149,884

Total Money Market Fund (Cost $149,884)		149,884

Total Investments (Cost $10,248,718) — 100.0%		10,300,543
Liabilities in Excess of Other Assets — (0.0)%(b)		(4,092)

Net Assets — 100.0%		$10,296,451

(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.
(b)	Less than 0.05% of Net Assets.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Total Return Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 1.5%

Home Equity 0.4%
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Cl M1, 0.623%, 07/25/35(a)	4,743,812	4,653,424

Manufactured Housing 0.4%
Newcastle Investment Trust, Series 2010-MH1, Cl M1, 6.000%, 07/10/35(b)	4,660,000	4,861,363

Other 0.7%
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Cl A2, 5.216%, 01/25/42(b)	7,084,625	7,563,213
Nationstar Agency Advance Funding Trust, Series 2013-T2A, Cl AT2, 1.892%, 02/18/48(b)	2,085,000	2,013,067

		9,576,280

Total Asset-Backed Securities (Cost $18,545,694)		19,091,067

Collateralized Mortgage Obligations 6.5%

Agency Collateralized Mortgage Obligations 3.7%

Federal Home Loan Mortgage Corporation
Series 3768, Cl CB, 3.500%, 12/15/25	2,366,874	2,428,922
Series 3774, Cl EW, 3.500%, 12/15/25	2,443,855	2,517,581
Series 3800, Cl CB, 3.500%, 02/15/26	2,820,000	2,897,361
Series 3806, Cl L, 3.500%, 02/15/26	8,118,442	8,276,987
Series 3816, Cl HA, 3.500%, 11/15/25	781,558	807,564
Series 3829, Cl BE, 3.500%, 03/15/26	3,634,000	3,744,630
Series 3877, Cl LM, 3.500%, 06/15/26	1,412,000	1,455,032
Series 3909, Cl UB, REMIC, 3.500%, 08/15/26	3,156,000	3,282,751
Series 3942, Cl KB, 3.000%, 10/15/26	4,411,556	4,372,240
Series 3950, Cl YB, 3.000%, 11/15/26	1,418,603	1,399,067
Series 3978, Cl B, 3.000%, 12/15/26	4,636,000	4,532,951
Series 4034, Cl B, 3.500%, 04/15/27	1,653,521	1,656,278
Series 4065, Cl CL, 3.000%, 06/15/27	1,902,575	1,820,589
Series 4077, Cl B, 3.000%, 07/15/27	1,718,283	1,643,584

		40,835,537

Federal National Mortgage Association
Series 2011-124, Cl BC, 3.500%, 12/25/21	2,183,370	2,293,506
Series 2012-17, Cl BC, 3.500%, 03/25/27	4,687,240	4,817,738

		7,111,244

		47,946,781

Agency Collateralized Planned Amortization Class Mortgage Obligations 0.4%

Federal Home Loan Mortgage Corporation
Series 3959, Cl PB, 3.000%, 11/15/26	4,683,638	4,734,605

Federal National Mortgage Association
Series 2011-89, Cl BT, 3.500%, 09/25/26	600,000	604,249

		5,338,854

See Notes to Schedules of Portfolio Investments.

Commercial Mortgage Backed Securities 2.4%

Extended Stay America Trust
Series 2013-ESH5, Cl B5, 2.278%, 12/05/31(b)	2,940,000	2,865,259
Series 2013-ESH7, Cl A27, 2.958%, 12/05/31(b)	2,845,000	2,761,246

		5,626,505

Federal National Mortgage Association
Series 2012-M4, Cl 1A2, 2.976%, 04/25/22(a)	1,663,000	1,654,850

GS Mortgage Securities Corp. II
Series 2005-ROCK, Cl A, 5.366%, 05/03/32(b)	180,890	205,338
Series 2012-ALOH, Cl A, 3.551%, 04/10/34(b)	5,795,000	5,705,774
Series 2012-BWTR, Cl A, 2.954%, 11/05/34(b)	1,774,000	1,650,299
Series 2012-BWTR, Cl B, 3.255%, 11/05/34(b)	2,890,000	2,698,662

		10,260,073

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Cl A4B, 4.996%, 08/15/42(a)	1,796,000	1,894,399
Series 2010-C2, Cl C, 5.526%, 11/15/43(a)(b)	2,247,000	2,382,961

		4,277,360

LB-UBS Commercial Mortgage Trust
Series 2005-C3, Cl AM, 4.794%, 07/15/40	2,100,000	2,203,272

Merrill Lynch Mortgage Trust
Series 2005-LC1, Cl AM, 5.306%, 01/12/44(a)	391,000	419,697

OBP Depositor LLC Trust
Series 2010-OBP, Cl A, 4.646%, 07/15/45(b)	5,997,000	6,502,919

		30,944,676

Total Collateralized Mortgage Obligations (Cost $84,580,539)		84,230,311

Bank Loans 8.3%

Aerospace/Defense 0.1%
AM General LLC, Term Loan B, 10.250%, 03/22/18(a)(b)	310,000	309,482
Atlantic Aviation FBO, Inc., Term Loan B, 3.250%, 05/20/20(a)(b)	80,000	79,825
AWAS Finance Luxembourg 2012 S.A., New Term Loan, 3.500%, 07/16/18(a)(b)	91,781	92,316
DAE Aviation Holdings, Inc., Term Loan B, 6.250%, 10/29/18(a)(b)	133,168	133,501
DAE Aviation Holdings, Inc., New Term Loan B2, 6.250%, 11/02/18(a)(b)	60,370	60,521
DigitalGlobe, Inc., New Term Loan B, 3.750%, 01/31/20(a)(b)	324,188	322,771
Silver II US Holdings LLC, Term Loan, 4.000%, 12/13/19(a)(b)	144,275	142,982
Six3 Systems, Inc., Term Loan B, 7.000%, 10/04/19(a)(b)	144,275	146,439
Transdigm, Inc., Term Loan C, 3.750%, 02/28/20(a)(b)(c)	453,950	447,463
WESCO Distribution, Inc., Term Loan B, 4.500%, 12/12/19(a)(b)	114,425	114,497
WP CPP Holdings LLC, 1st Lien Term Loan, 4.750%, 12/27/19(a)(b)	174,125	173,472

		2,023,269

Auto Manufacturers 0.1%
Chrysler Group LLC, New Term Loan B, 05/24/17(a)(b)(c)(d)	1,072,265	1,075,953
Tower International, Inc., Term Loan, 5.750%, 04/16/20(a)(b)	135,000	136,098
Wabash National Corp., Term Loan B, 4.500%-5.75%, 05/02/19(a)(b)	104,738	104,214

		1,316,265

Auto Parts & Equipment 0.1%
Allison Transmission, Inc., Term Loan B2, 3.200%, 08/07/17(a)(b)	1,492,947	1,496,411
Tomkins LLC, Term Loan B2, 3.750%, 09/29/16(a)(b)	493,671	495,028

		1,991,439

Chemicals 0.2%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 4.750%, 02/03/20(a)(b)	274,313	274,074
Eagle Spinco, Inc., Term Loan 1, 3.500%, 01/27/17(a)(b)	64,547	65,111
Huntsman International LLC, Extended TL B, 2.731%, 04/19/17(a)(b)	544,949	543,249

See Notes to Schedules of Portfolio Investments.

Ineos US Finance LLC, 6 Year Term Loan, 4.000%, 05/04/18(a)(b)(c)	1,239,426	1,212,704
MacDermid, Inc., 1st Lien Term Loan, 4.000%, 06/07/20(a)(b)	100,000	99,292
Nexeo Solutions LLC, Term Loan B, 5.000%, 09/08/17(a)(b)	182,314	179,408
Oxea S.A.R.L., USD 1st Lien Term Loan, 11/22/19(a)(b)(c)(d)	70,000	69,409
PQ Corp., Term Loan, 4.500%, 08/07/17(a)(b)	94,525	94,525
Taminco NV, USD Term Loan B2, 4.250%, 02/15/19(a)(b)	98,754	98,775

		2,636,547

Commercial Services 0.4%
ABC Supply Co., Inc., Term Loan, 3.500%, 04/16/20(a)(b)	760,000	753,730
ADS Waste Holdings, Inc., New Term Loan B, 4.250%, 10/09/19(a)(b)	437,800	435,939
AlixPartners LLP, Refinance Term Loan B2, 4.500%, 06/28/19(a)(b)	178,205	178,317
Dematic S.A., USD Term Loan, 5.250%, 12/27/19(a)(b)	194,025	193,782
Freeport-McMoran Copper & Gold, Inc., Term Loan A, 02/12/18(a)(b)(c)(d)	1,000,000	1,000,000
Harland Clarke Holdings Corp., Extended Term Loan B2, 5.445%, 06/30/17(a)(b)(c)	660,852	634,418
Hertz Corp. (The), Add-On Term Loan B, 3.750%, 03/11/18(a)(b)	129,350	128,962
Hertz Corporation, (The), Term Loan B2, 3.000%, 03/11/18(a)(b)	493,712	490,217
Infor (US), Inc., USD Term Loan B3, 3.750%, 05/29/20(a)(b)	120,000	118,276
Infor (US), Inc., USD Term Loan B2, 5.250%, 04/05/18(a)(b)	266,383	266,660
Merrill Communications, LLC, 1st Lien Term Loan, 7.250%, 03/08/18(a)(b)	259,350	259,998
Moneygram International, Inc., New Term Loan B, 4.250%, 03/20/20(a)(b)	79,800	79,850
Walter Energy, Inc., Term Loan B, 5.750%, 04/02/18(a)(b)	366,864	357,080

		4,897,229

Consumer Discretionary 0.0%(e)
Collective Brands Finance, Inc., Term Loan, 7.250%, 10/09/19(a)(b)	179,101	180,892
Sun Products Corp. (The), New Term Loan, 5.500%, 03/23/20(a)(b)	149,625	147,755

		328,647

Consumer Staples 0.1%
Serta Simmons Holdings LLC, Term Loan, 5.000%-6.000%, 10/01/19(a)(b)	714,464	713,749

Diversified Financial Services 0.3%
Acosta, Inc., Term Loan D, 5.000%, 03/02/18(a)(b)	54,863	55,114
Affinion Group, Inc., Term Loan B, 6.500%, 10/10/16(a)(b)	493,633	468,458
American Capital Holdings, Inc., New Term Loan, 5.500%, 08/22/16(a)(b)	210,000	210,351
Clipper Acquisitions Corp., Term Loan B, 4.000%, 02/06/20(a)(b)	144,275	144,275
Duff & Phelps Investment Management Co., Term Loan B, 4.500%, 04/23/20(a)(b)	70,000	70,087
First Data Corp., New 2017 Term Loan, 4.193%, 03/24/17(a)(b)	180,000	175,669
First Data Corp., Extended 2018 Term Loan B, 4.193%, 03/23/18(a)(b)	890,000	866,637
First Data Corp., 2018 Term Loan, 4.193%, 09/24/18(a)(b)	130,000	126,587
Getty Images, Inc., Term Loan B, 4.750%, 10/18/19(a)(b)	84,575	83,482
Interactive Data Corp., New Term Loan B, 3.750%, 02/11/18(a)(b)	305,000	303,094
Knight Capital Group, Inc., Term Loan B, 11/10/17(a)(b)(c)(d)	70,000	68,863
MIP Delaware LLC, Term Loan, 4.000%, 03/09/20(a)(b)	86,885	87,030
Nuveen Investments, Inc., New 2nd Lien Term Loan, 4.195%, 05/13/17(a)(b)	140,000	138,732
Springleaf Financial Funding Co., Term Loan, 5.500%, 05/10/17(a)(b)	515,549	515,549
SunGard Data Systems, Inc., Term Loan E, 4.000%, 03/08/20(a)(b)	294,263	293,748
SunGard Data Systems, Inc., Term Loan D, 4.500%, 01/31/20(a)(b)	323,375	323,983

		3,931,659

Electric 0.2%
Calpine Corp., Term Loan B1, 4.000%, 04/02/18(a)(b)(c)	1,047,221	1,044,603
Calpine Corp., Term Loan B3, 4.000%, 10/09/19(a)(b)(c)	407,798	407,035
Constellation Brands, Inc., New Term Loan, 2.750%, 05/01/20(a)(b)	225,000	224,156
NRG Energy, Inc., Refinance Term Loan B, 2.750%, 07/02/18(a)(b)	753,075	745,077

		2,420,871

Electronics 0.0%(e)
Blackboard, Inc., Term Loan B2, 6.250%, 10/04/18(a)(b)	160,709	162,015

See Notes to Schedules of Portfolio Investments.

Energy 0.2%
Chesapeake Energy Corp., New Unsecured Term Loan, 5.750%, 12/01/17(a)(b)	1,355,000	1,371,653
HGIM Corp., Term Loan B, 5.500%, 06/18/20(a)(b)	460,000	460,000
Pacific Drilling S.A., Term Loan B, 4.500%, 06/04/18(a)(b)	180,000	179,145
Philadelphia Energy Solutions LLC, Term Loan B, 6.250%, 04/04/18(a)(b)	94,763	94,052
Progressive Waste Solutions Ltd., Term Loan B, 3.500%, 10/24/19(a)(b)	49,750	49,812

		2,154,662

Entertainment 0.0%(e)
Cedar Fair, L.P., New Term Loan B, 3.250%, 03/06/20(a)(b)	134,663	134,864
Cinemark USA, Inc., New Term Loan, 3.200%-5.250%, 12/18/19(a)(b)	149,250	149,219
Kasima LLC, New Term Loan B, 3.250%, 05/14/21(a)(b)	215,000	213,925
Live Nation Entertainment, Inc., Term Loan B, 4.500%, 11/07/16(a)(b)	34,643	34,721
Regent Seven Seas Cruises, Inc., Refinance Term Loan B, 4.750%, 12/21/18(a)(b)	90,000	90,337

		623,066

Food 0.4%
Aramark Corp., Non-Extended Synthetic Letter of Credit, 2.070%, 01/27/14(a)(b)	39,441	39,293
Aramark Corp., Extended Term Loan C, 3.776%, 07/26/16(a)(b)	460,559	460,209
Aramark Corp., USD Term Loan D, 4.000%, 09/09/19(a)(b)	175,000	174,344
Blue Buffalo Co., Ltd., Term Loan B2, 4.750%, 08/08/19(a)(b)	163,765	163,696
Brasa Holdings, Inc., 1st Lien Term Loan, 7.500%, 07/19/19(a)(b)	79,400	79,996
Burger King Corp., New Term Loan B, 3.750%, 09/27/19(a)(b)	79,400	79,669
CTI Foods Holding Co., LLC, New 1st Lien Term Loan, 06/30/20(a)(b)(c)(d)	145,000	143,912
Del Monte Foods Co., Term Loan, 4.000%, 03/08/18(a)(b)	101,828	101,362
HJ Heinz Co., Term Loan B1, 06/07/19(a)(b)(c)(d)	2,000,000	1,996,360
HJ Heinz Co., Term Loan B2, 3.500%, 06/05/20(a)(b)	1,285,000	1,283,535
ISS Holdings A/S, USD Term Loan B12, 04/30/18(a)(b)(c)(d)	145,000	144,674
Landry’s, Inc., Term Loan B, 4.750%-5.750%, 04/24/18(a)(b)	397,727	398,391
OSI Restaurant Partners LLC, New Term Loan, 3.500%, 10/25/19(a)(b)	68,250	67,969
Pinnacle Foods Finance LLC, Term Loan G, 3.250%, 04/29/20(a)(b)	164,588	163,353
Weight Watchers International, Inc., Term Loan B2, 3.750%, 04/02/20(a)(b)	200,000	198,550
Wendy’s International, Inc., Term Loan A, 2.445%, 05/15/18(a)(b)	45,000	44,925
Wendy’s International, Inc., New Term Loan B, 3.250%, 05/15/19(a)(b)	129,939	129,359

		5,669,597

Health Care 0.6%
Aptalis Pharma, Inc., Term Loan B, 5.500%, 02/10/17(a)(b)	493,671	493,054
Ardent Medical Services, Inc., Term Loan, 6.750%, 07/02/18(a)(b)	203,975	205,123
Bausch & Lomb, Inc., New Delayed Draw Term Loan, 3.526%, 11/01/16(a)(b)	59,850	59,775
Bausch & Lomb, Inc., New Term Loan, 4.000%, 05/17/19(a)(b)	509,450	508,391
Biomet, Inc., Extended Term Loan B, 3.943%-4.023%, 07/25/17(a)(b)	79,400	78,937
Catalent Pharma Solutions, Inc., New Term Loan, 6.500%, 12/29/17(a)(b)	55,000	54,553
Community Health Systems, Inc., Extended Term Loan, 3.773%-3.776%, 01/25/17(a)(b)	119,897	119,884
Convatec, Inc., Term Loan, 5.000%, 12/22/16(a)(b)	29,088	29,190
DaVita, Inc., Term Loan B2, 4.000%, 11/01/19(a)(b)	567,150	566,946
Drumm Investors LLC, Term Loan, 5.000%, 05/04/18(a)(b)	379,720	364,057
HCA, Inc., Term Loan B5, 3.026%, 03/31/17(a)(b)(c)	1,250,000	1,242,975
Hologic, Inc., New Term Loan A, 2.195%, 07/17/17(a)(b)	96,250	96,009
Hologic, Inc., Term Loan B, 4.500%, 08/01/19(a)(b)	277,900	278,403
Iasis Healthcare LLC, Term Loan B2, 4.500%, 05/03/18(a)(b)	298,500	297,306
IMS Health, Inc., USD Term Loan B1, 3.750%, 09/01/17(a)(b)	108,795	108,659
Inc Research, Inc., Refinance Term Loan B, 6.000%-7.000%, 07/12/18(a)(b)	386,632	386,342
Lifepoint Hospitals, Inc., Term Loan B, 2.700%, 07/24/17(a)(b)	104,475	104,344
Onex Carestream Finance LP, 1st Lien Term Loan, 5.000%, 06/07/19(a)(b)	225,000	222,151
Patheon, Inc., Term Loan, 7.250%, 12/06/18(a)(b)	164,175	164,996
RPI Finance Trust, New Term Loan Tranche 2, 3.500%, 05/09/18(a)(b)	1,474,098	1,474,466
RPI Finance Trust, Incremental Tranche 2, 4.000%, 11/09/18(a)(b)	151,843	151,749
Sage Products, Inc., Refinance Term Loan B, 4.250%, 12/13/19(a)(b)	73,484	73,347
Select Medical Corp., New Incremental Term Loan B, 3.540%-5.500%, 02/13/16(a)(b)	64,675	65,120

See Notes to Schedules of Portfolio Investments.

StoneRiver Holdings, Inc., 1st Lien Term Loan, 4.500%, 11/20/19(a)(b)	105,000	104,037
Warner Chilcott Co. LLC, New Term Loan B2, 4.250%, 03/15/18(a)(b)	24,372	24,350
Warner Chilcott Corp., New Term Loan B1, 4.250%, 03/15/18(a)(b)	181,228	181,067
Warner Chilcott Corp., Incremental Term Loan B1, 4.250%, 03/15/18(a)(b)	78,893	78,823
WC Luxco S.A.R.L., New Term Loan B3, 4.250%, 03/15/18(a)(b)	142,811	142,684

		7,676,738

Healthcare - Services 0.1%
Bright Horizons Family Solutions, Inc., New Term Loan B, 4.000%-5.250%, 01/30/20(a)(b)	59,700	59,834
Par Pharmaceutical Cos., Inc., Refinance Term Loan B, 4.250%, 09/30/19(a)(b)	312,641	310,218
Valeant Pharmaceuticals International, Inc., New Term Loan A, 04/20/16(a)(b)(c)(d)	60,000	59,400
Valeant Pharmaceuticals International, Inc., Term Loan E, 06/24/20(a)(b)(c)(d)	645,000	642,743
Valeant Pharmaceuticals International, Inc., Refinance Term Loan D1, 3.500%, 02/13/19(a)(b)(c)	114,487	113,629
Valeant Pharmaceuticals International, Inc., Refinance Term Loan C1, 3.500%, 12/11/19(a)(b)	84,575	83,888

		1,269,712

Information Technology 0.1%
Allflex Holdings II, Inc., New 1st Lien Term Loan, 06/11/20(a)(b)(c)(d)	85,000	84,894
CDW LLC, New Term Loan, 3.500%, 04/29/20(a)(b)	274,313	270,371
Flextronics International Ltd., New Term Loan A, 10/19/16(a)(b)(c)(d)	105,000	104,672
Flextronics International Ltd., Term Loan A, 2.445%, 10/01/14(a)(b)	101,158	101,074
Riverbed Technology, Inc., Term Loan, 4.000%, 12/18/19(a)(b)	146,083	146,265
Shield Finance Co. S.A.R.L., New Term Loan B, 6.500%, 05/10/19(a)(b)	198,000	197,257
Southern Graphics, Inc., Term Loan, 5.000%, 10/17/19(a)(b)	144,275	144,366
SS&C Technologies, Inc., New Term Loan B1, 3.500%, 06/07/19(a)(b)	108,613	108,070
SS&C Technologies, Inc., New Term Loan B2, 3.500%, 06/07/19(a)(b)	11,236	11,180
STG-Fairway Acquisitions, Term Loan B, 6.250%, 02/28/19(a)(b)	174,563	173,253

		1,341,402

Insurance 0.2%
Asurion LLC, New Term Loan B2, 06/19/20(a)(b)(c)(d)	445,000	430,537
Asurion LLC, New Term Loan B1, 4.500%, 05/24/19(a)(b)(c)	1,658,171	1,641,175
Compass Investors, Inc., Term Loan, 5.250%, 12/27/19(a)(b)	223,875	224,296
ION Trading Technologies S.A.R.L., 1st Lien Term Loan, 4.500%, 05/22/20(a)(b)	75,000	74,500
La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20(a)(b)	150,000	148,595
LPL Holdings, Inc., Term Loan B, 03/29/19(a)(b)(c)(d)	54,863	54,565
Sedgwick CMS Holdings, Inc., New 1st Lien Term Loan, 4.250%, 06/12/18(a)(b)	160,000	160,000

		2,733,668

Leisure Time 0.0%(e)
Bombardier Recreational Products, Inc., New Term Loan B, 4.000%, 01/30/19(a)(b)	79,200	79,035
ClubCorp Club Operations, Inc., Term Loan B, 5.000%, 11/30/16(a)(b)	66,904	67,573
Oceania Cruises, Inc., New Term Loan B, 06/29/20(a)(b)(c)(d)	265,000	262,350
SRAM LLC, New Term Loan B, 4.000%-5.250%, 04/10/20(a)(b)	83,242	82,306
Zuffa LLC, New Term Loan B, 4.500%, 02/25/20(a)(b)	149,624	148,689

		639,953

Lodging 0.4%
Caesars Entertainment Operating Co., Extended Term Loan B6, 5.443%, 01/26/18(a)(b)	1,398,267	1,233,970
CCM Merger, Inc., New Term Loan B, 5.000%, 03/01/17(a)(b)	101,080	101,510
Four Seasons Holdings, Inc., 1st Lien Term Loan, 06/27/20(a)(b)(c)(d)	280,000	281,050
Las Vegas Sands LLC, Extended Term Loan B, 11/23/16(a)(b)(c)(d)	830,547	827,432
Las Vegas Sands LLC, Extended Delayed Draw Term Loan, 11/23/16(a)(b)(c)(d)	166,928	166,302
Las Vegas Sands LLC, Term Loan B, 1.700%, 05/23/14(a)(b)	78,036	77,947
Las Vegas Sands LLC, Delayed Draw Term Loan, 1.700%, 05/23/14(a)(b)	16,009	15,991
MGM Resorts International, Term Loan A, 3.195%, 12/20/17(a)(b)	492,525	491,417
MGM Resorts International, Term Loan B, 3.500%, 12/20/19(a)(b)(c)	413,548	410,447
Penn National Gaming, Inc., New Term Loan B, 3.750%, 07/16/18(a)(b)	40,293	40,416

See Notes to Schedules of Portfolio Investments.

Scientific Games International, Inc., New Term Loan B, 05/22/20(a)(b)(c)(d)	1,005,000	989,091
SeaWorld Parks & Entertainment, Inc., Term Loan B2, 3.000%, 05/14/20(a)(b)	466,287	461,541
Seminole Tribe of Florida, Term Loan, 3.000%-4.500%, 04/29/20(a)(b)	305,000	303,728
Starwood Property Trust, Inc., Term Loan B, 3.500%, 04/17/20(a)(b)	54,863	54,588

		5,455,430

Machinery-Diversified 0.2%
Alliance Laundry Systems LLC, Refinance Term Loan, 4.500%, 12/07/18(a)(b)(c)	308,228	308,613
Apex Tool Group, LLC, Term Loan B, 4.500%, 02/01/20(a)(b)	119,700	119,580
Brand Energy & Infrastructure Services, Inc., Term Loan 1 Canadian, 6.250%, 10/23/18(a)(b)	23,076	23,191
Brand Energy & Infrastructure Services, Inc., Term Loan 2 Canadian, 5.750%, 10/16/16(a)(b)	24,997	25,163
Brand Energy & Infrastructure Services, Inc., USD Term Loan B1, 6.250%, 10/23/18(a)(b)	96,149	96,629
Brand Energy & Infrastructure Services, Inc., USD Term Loan B2, 5.750%, 10/16/16(a)(b)	104,153	104,848
Generac Power Systems, Inc., Term Loan B, 3.500%, 05/29/20(a)(b)	200,000	198,250
Key Safety Systems, Inc., Term Loan B, 4.750%, 05/09/18(a)(b)	87,688	87,934
Milacron LLC, New Term Loan, 4.250%, 03/28/20(a)(b)	69,825	69,563
Schaeffler AG, USD Term Loan C, 4.250%, 01/27/17(a)(b)	1,000,000	1,000,250
Total Safety US, Inc., 1st Lien Term Loan, 5.750%, 02/21/20(a)(b)	64,838	64,919

		2,098,940

Media 0.6%
Alpha D2 Ltd., USD Term Loan B, 4.500%, 04/30/19(a)(b)	157,313	156,959
CCO Holdings LLC, 3rd Lien Term Loan, 2.695%, 09/05/14(a)(b)	55,000	54,918
Charter Communications Operating LLC, Term Loan E, 04/10/20(a)(b)(c)(d)	1,975,000	1,948,772
Charter Communications Operating LLC, Term Loan F, 3.000%, 01/04/21(a)(b)	110,000	108,915
Emerald Expositions Holding, Inc., Term Loan B, 5.500%, 06/17/20(a)(b)	95,000	94,525
Encompass Digital Media, Inc., New Term Loan B1, 6.750%, 08/10/17(a)(b)	99,500	99,997
Granite Broadcasting Corp., Term Loan B, 6.750%, 05/23/18(a)(b)	129,675	129,999
Hoyts Group Holdings LLC, 1st Lien Term Loan, 4.000%, 05/22/20(a)(b)	65,000	64,838
McGraw-Hill Global Education Holdings, LLC, Term Loan, 9.000%, 03/22/19(a)(b)	119,700	117,575
Mediacom Communications Corp., Term Loan G, 4.000%, 01/08/20(a)(b)	526,025	527,014
Mediacom Illinois LLC, Term Loan C, 1.670%, 01/30/15(a)(b)	74,206	73,905
Nine Entertainment Group Ltd., Term Loan B, 3.500%, 02/05/20(a)(b)	175,000	173,906
San Juan Cable Holdings LLC, New Term Loan B, 6.000%, 06/09/17(a)(b)	493,703	496,996
Sinclair Television Group, Inc., Term Loan A1, 03/20/18(a)(b)(c)(d)	115,000	114,785
Sinclair Television Group, Inc., New Term Loan B, 04/09/20(a)(b)(c)(d)	99,750	99,376
Syniverse Holdings, Inc., Delayed Draw Term Loan, 4.000%, 04/23/19(a)(b)(c)	855,000	850,725
Syniverse Holdings, Inc., Term Loan, 5.000%, 04/23/19(a)(b)	282,150	281,622
Tribune Co., Exit Term Loan, 4.000%, 12/31/19(a)(b)	840,775	838,152
Univision Communications, Inc., Converted Extended Term Loan, 03/02/20(a)(b)(c)(d)	74,813	74,046
Univision Communications, Inc., Term Loan C3, 4.000%, 03/02/20(a)(b)	423,938	414,840
Univision Communications, Inc., Refinance Term Loan C2, 4.500%, 03/02/20(a)(b)	324,188	320,540
Van Wagner Communications LLC, New Term Loan B, 8.250%, 08/03/18(a)(b)	316,800	320,760
Village Roadshow Films (BVI) Ltd., Term Loan B, 4.750%, 11/21/17(a)(b)	710,000	722,425
WideOpenWest Finance LLC, Term Loan B, 4.750%, 03/26/19(a)(b)	139,650	139,825

		8,225,415

Metals 0.0%(e)
Arch Coal, Inc., Term Loan B, 5.750%, 05/16/18(a)(b)	182,952	181,980
Atlas Iron Ltd., Term Loan B, 8.750%, 12/07/17(a)(b)	99,500	98,754

		280,734

Mining 0.3%
Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/19(a)(b)	59,700	59,327
FMG America Finance, Inc., Term Loan, 5.250%, 10/18/17(a)(b)	2,488,282	2,471,561
Novelis, Inc., New Term Loan, 3.750%, 03/10/17(a)(b)	824,114	824,889

		3,355,777

See Notes to Schedules of Portfolio Investments.

Miscellaneous Manufacturer 0.2%
Boomerang Tube LLC, Term Loan, 11.000%-11.750%, 10/11/17(a)(b)	149,188	146,950
Harland Clarke Holdings Corp., Term Loan B3, 7.000%, 05/22/18(a)(b)	2,150,000	2,062,473
QS0001 Corp., 1st Lien Term Loan, 5.000%, 11/09/18(a)(b)	84,575	84,928
Sensata Technologies Finance Co. LLC, Term Loan, 3.750%, 05/11/18(a)(b)	173,117	173,658

		2,468,009

Oil & Gas 0.4%
Alon USA Energy, Inc., Master Limited Partnership Term Loan, 9.250%, 11/26/18(a)(b)	196,423	203,789
EMG Utica LLC, Term Loan, 4.750%, 03/27/20(a)(b)	730,000	726,350
Energy Transfer Equity, L.P., New Term Loan B, 3.750%, 03/24/17(a)(b)	675,000	676,269
EP Energy LLC, Term Loan B3, 05/24/18(a)(b)(c)(d)	100,000	99,000
EP Energy LLC, Term Loan B2, 4.500%, 04/26/19(a)(b)	225,000	224,919
Frac Tech International LLC, Term Loan B, 8.500%, 05/06/16(a)(b)	792,253	761,221
MEG Energy Corp., Refinance Term Loan, 3.750%, 03/31/20(a)(b)	886,703	884,265
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.500%, 03/27/20(a)(b)	165,000	164,175
Samson Investment Co., 2nd Lien Term Loan, 09/25/18(a)(b)(c)(d)	125,000	124,531
Tesoro Corp., Term Loan B, 2.523%, 01/29/16(a)(b)	215,000	214,731
TPF Generation Holdings LLC, Term Loan B, 4.750%, 12/29/17(a)(b)	105,000	105,044
Vantage Drilling Co., Term Loan B, 5.750%, 03/22/19(a)(b)	668,325	669,996
Vantage Drilling Co., Term Loan, 6.250%, 10/26/17(a)(b)	187,688	186,749

		5,041,039

Packaging & Containers 0.3%
Berry Plastics Holding Corp., Term Loan D, 3.500%, 02/07/20(a)(b)(c)	2,807,963	2,774,435
BWAY Corp., Term Loan B, 4.500%, 08/07/17(a)(b)	99,500	99,904
Caraustar Industries, Inc., Term Loan, 7.500%, 05/01/19(a)(b)	90,000	90,450
Consolidated Container Co. LLC, Term Loan Reprice, 5.000%, 07/03/19(a)(b)	94,288	94,510
Pact Group Pty Ltd., Term Loan B, 3.750%, 05/29/20(a)(b)	85,000	84,363
Reynolds Group Holdings, Inc., New Dollar Term Loan, 4.750%, 09/28/18(a)(b)	233,238	233,578
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.500%, 03/19/20(a)(b)	265,000	265,843

		3,643,083

Real Estate 0.2%
Alliant Holdings I, Inc., New Term Loan B, 5.000%, 12/20/19(a)(b)	194,025	193,540
CB Richard Ellis Services, Inc., New Term Loan B, 2.944%-5.000%, 03/29/21(a)(b)(c)	533,663	531,661
Istar Financial, Inc., Term Loan, 4.500%, 09/28/17(a)(b)(c)	1,463,201	1,459,090
Istar Financial, Inc., Add on Term Loan A2, 7.000%, 03/17/17(a)(b)	15,000	15,700
Realogy Corp., Extended Letter of Credit, 4.453%, 10/10/16(a)(b)	18,029	18,034
Realogy Corp., Extended Term Loan, 4.500%, 03/05/20(a)(b)	189,525	189,572

		2,407,597

Retail 0.5%
Academy Ltd., Term Loan, 4.500%-4.750%, 08/03/18(a)(b)	119,100	119,361
Albertson’s, LLC, Term Loan B1, 4.250%, 03/21/16(a)(b)	128,808	127,681
Albertson’s, LLC, Term Loan B2, 4.750%, 03/21/19(a)(b)	200,367	198,865
Capital Automotive LP, New Term Loan B, 4.000%, 04/10/19(a)(b)	1,497,488	1,496,081
Capital Automotive LP, New 2nd Lien Term Loan, 6.000%, 04/30/20(a)(b)	180,000	181,350
Evergreen Acqco 1 LP, New Term Loan, 5.000%, 07/09/19(a)(b)	124,063	124,165
Gymboree Co. (The), Initial Term Loan, 5.000%, 02/23/18(a)(b)	155,000	148,961
Harbor Freight Tools USA, Inc., Term Loan B, 6.500%, 11/14/17(a)(b)	99,250	99,658
JC Penney Corp., Inc., 1st Lien Term Loan, 6.000%, 05/21/18(a)(b)(c)	295,000	295,209
Jo-Ann Stores, Inc., Term Loan, 4.000%, 03/16/18(a)(b)	399,589	397,467
Michaels Stores, Inc., New Term Loan, 3.750%, 01/28/20(a)(b)	210,000	209,168
Ollie’s Bargain Outlet, Inc., Term Loan, 5.250%, 09/27/19(a)(b)	84,787	84,151
Party City Holdings, Inc., Refinance Term Loan B, 4.250%, 07/29/19(a)(b)	502,140	497,852
Petco Animal Supplies, Inc., New Term Loan, 4.000%, 11/24/17(a)(b)	497,449	496,519
Phillips-Van Heusen Corp., Term Loan B, 3.250%, 02/13/20(a)(b)	498,750	497,348

See Notes to Schedules of Portfolio Investments.

Rite Aid Corp., New 2nd Lien Term Loan, 06/11/21(a)(b)(c)(d)	275,000	273,969
Rite Aid Corp., Term Loan 6, 4.000%, 02/21/20(a)(b)	279,300	278,021
Rite Aid Corp., 2nd Lien Term Loan, 5.750%, 08/21/20(a)(b)	170,000	172,125
Supervalu, Inc., Refinance Term Loan B, 5.000%, 03/21/19(a)(b)	114,622	113,746
Toys “R” Us-Delaware, Inc., Term Loan B3, 5.250%, 05/25/18(a)(b)	131,889	126,504
Toys “R” Us-Delaware, Inc., New Term Loan, 6.000%, 09/01/16(a)(b)	142,168	139,360

		6,077,561

Semiconductors 0.2%
Freescale Semiconductor, Inc., Term Loan B4, 5.000%, 03/02/20(a)(b)	1,461,338	1,448,288
Microsemi Corp., Repriced Term Loan, 3.750%, 02/19/20(a)(b)	216,640	216,549
ON Semiconductor Corp., Term Loan A, 2.034%, 01/02/18(a)(b)	372,969	368,306

		2,033,143

Software 0.0%(e)
SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/05/19(a)(b)	119,700	119,700

Telecommunication Services 1.2%
Alcatel-Lucent USA, Inc., USD Term Loan B, 6.250%, 08/01/16(a)(b)	40,000	40,306
Alcatel-Lucent USA, Inc., USD Term Loan C, 7.250%, 01/30/19(a)(b)	947,245	954,747
Arris Group, Inc., Term Loan B, 3.500%, 04/17/20(a)(b)	453,863	448,947
Avaya, Inc., Extended Term Loan B3, 4.773%, 10/26/17(a)(b)	233,644	204,280
Avaya, Inc., Term Loan B5, 8.000%, 03/30/18(a)(b)	154,106	144,186
Cellular South, Inc., New Term Loan, 3.250%, 05/22/20(a)(b)	44,888	44,719
Cequel Communications LLC, Term Loan B, 3.500%, 02/14/19(a)(b)	1,081,535	1,071,563
Consolidated Communications, Inc., Term Loan B3, 5.250%, 12/31/18(a)(b)	144,275	145,069
Cricket Communications, Inc., Term Loan C, 4.750%, 03/09/20(a)(b)	205,000	203,014
Crown Castle International Corp., New Term Loan, 3.250%, 01/31/19(a)(b)	1,081,548	1,073,437
CSC Holdings, Inc., New Term Loan B, 2.195%, 04/16/18(a)(b)	235,000	233,973
CSC Holdings, Inc., New Term Loan B, 2.695%, 04/17/20(a)(b)	745,000	735,687
Cumulus Media Holdings Inc., 1st Lien Term Loan, 09/17/18(a)(b)(c)(d)	755,000	755,627
DataPipe, Inc., 1st Lien Term Loan, 5.750%-6.750%, 03/15/19(a)(b)	64,838	64,891
Evertec, Inc., New Term Loan A, 2.778%, 04/16/18(a)(b)	550,000	545,600
Evertec, Inc., New Term Loan B, 3.500%, 04/15/20(a)(b)	135,000	134,258
Gray Television, Inc., New Term Loan B, 4.720%, 10/15/19(a)(b)	327,748	328,977
Integra Telecom, Inc., 1st Lien Term Loan, 5.250%, 02/22/19(a)(b)	274,313	274,175
Intelsat Jackson Holdings Ltd., Term Loan B1, 4.250%, 04/02/18(a)(b)	373,125	373,125
Kabel Deutschland GMBH, USD Term Loan F1, 02/01/19(a)(b)(c)(d)	775,000	771,830
Level 3 Financing, Inc., Term Loan, 4.750%, 08/01/19(a)(b)	880,000	879,173
Level 3 Financing, Inc., 2019 Term Loan B, 5.250%, 08/01/19(a)(b)	1,610,000	1,610,000
LIN Television Corp., Term Loan B, 4.000%, 12/21/18(a)(b)	94,283	94,205
Mediacom Communications Corp., Term Loan H, 3.250%, 01/29/21(a)(b)	80,000	79,240
Peak Ten, Inc., New Term Loan B, 7.250%, 10/25/18(a)(b)	94,525	94,998
Ship US Bidco, Inc., Term Loan C, 11/30/19(a)(b)(c)(d)	80,000	80,000
Time Warner Telecom Holdings, Inc., Term Loan B, 2.700%, 04/17/20(a)(b)	45,000	44,963
UPC Financing Partnership, USD Term Loan AH, 3.250%, 06/30/21(a)(b)(c)	405,000	402,594
Vantiv LLC, New Term Loan A, 1.943%, 05/15/18(a)(b)	385,000	384,037
Virgin Media Investment Holdings Ltd., USD Term Loan B, 3.500%, 06/05/20(a)(b)(c)	1,535,000	1,516,672
WMG Acquisition Corp., Delayed Draw Term Loan 2, 3.750%, 07/01/20(a)(c)(d)	29,512	29,119
WMG Acquisition Corp., Delayed Draw Term Loan 1, 3.750% 07/01/20(a)(c)(d)	190,488	187,949
WMG Acquisition Corp., New Term Loan, 3.750%, 07/01/20(a)(b)	240,000	238,200
Zayo Group, LLC, PIK, Term Loan B, 4.500%, 07/02/19(a)(b)(c)(d)	1,379,586	1,377,282

		15,566,843

Telecommunications 0.3%
CompuCom Systems, Inc., Refinance Term Loan B, 4.250%, 05/08/20(a)(b)	85,000	83,513
Light Tower Fiber LLC, 1st Lien Term Loan, 4.500%, 04/13/20(a)(b)	305,000	302,523
Vodafone Americas Finance 2, PIK Term Loan, 6.875%, 08/11/15(a)(f)	3,000,000	3,037,500
Windstream Corp., Term Loan B4, 3.500%, 01/23/20(a)(b)	189,050	188,933
Windstream Corp., Term Loan B3, 4.000%, 08/08/19(a)(b)	108,900	109,155

		3,721,624

See Notes to Schedules of Portfolio Investments.

Transportation 0.2%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.750%, 04/15/20(a)(b)	65,000	64,756
American Petroleum Tankers LLC, Term Loan B, 4.750%, 10/02/19(a)(b)	160,000	159,400
AMR Corp., DIP Term Loan B, 06/21/19(a)(c)(d)	835,000	833,697
Avis Budget Car Rental, LLC, New Term Loan B, 3.000%, 03/15/19(a)(b)	59,700	59,700
Commercial Barge Line Co., 1st Lien Term Loan, 7.500%, 09/23/19(a)(b)	179,550	176,184
Delta Air Lines, Inc., New Term Loan B1, 4.000%, 10/18/18(a)(b)	254,363	253,818
FleetPride Corp., 1st Lien Term Loan, 5.250%, 11/20/19(a)(b)	134,325	130,295
Navios Maritime Partners L.P., Term Loan B, 06/19/18(a)(b)(c)(d)	220,000	217,800
Sabre, Inc., Term Loan C, 4.000%, 02/19/18(a)(b)	161,875	161,977
United Airlines, Inc., New Term Loan B, 4.000%, 03/22/19(a)(b)	65,000	64,838
US Airways Group, Inc., Term Loan B1, 4.250%, 05/23/19(a)(b)	255,000	251,705

		2,374,170

Utilities 0.2%
AES Corp., Refinance Term Loan B, 3.750%, 06/01/18(a)(b)	698,373	698,813
Ancestry.com, Inc., Term Loan B2, 4.250%, 05/14/18(a)(b)	52,250	52,076
Astoria Generating Company Acquisitions, LLC, New Term Loan, 8.500%, 10/26/17(a)(b)	120,000	124,100
Calpine Construction Finance Co., L.P., Original Term Loan B1, 3.000%, 05/04/20(a)(b)	230,000	226,359
Calpine Construction Finance Co., L.P., Original Term Loan B2, 3.250%, 01/31/22(a)(b)	125,000	122,423
Dynegy Holdings, Inc., Term Loan B2, 04/23/20(a)(b)(c)(d)	100,000	99,188
Intergen N.V., USD 1st Lien Term Loan, 5.500%, 06/05/20(a)(b)	65,000	63,700
Mill US Acquisition LLC, 1st Lien Term Loan, 05/22/20(a)(c)(d)	70,000	69,257
NGPL PipeCo LLC, Term Loan B, 6.750%, 09/15/17(a)(b)	236,274	234,206
Power Team Services, LLC, Delayed Draw Term Loan, 1.625%, 05/06/20(a)(b)	9,444	9,326
Power Team Services, LLC, 1st Lien Term Loan, 4.250%, 05/06/20(a)(b)	75,556	74,611
Pre-Paid Legal Services, Inc., 1st Lien Term Loan, 06/07/19(a)(b)(c)(d)	145,000	144,517
WNA Holdings, Inc., USD 1st Lien Term Loan B, 05/15/20(a)(b)(c)(d)	135,000	133,819

		2,052,395

Total Bank Loans (Cost $107,697,683)		107,451,948

Corporate Bonds 23.0%

Aerospace/Defense 0.3%
United Technologies Corp., 3.100%, 06/01/22	3,331,000	3,290,458

Auto Manufacturers 0.3%
Daimler Finance NA LLC, 3.875%, 09/15/21(b)	1,932,000	1,972,356
Volkswagen International Finance, 2.375%, 03/22/17(b)	2,282,000	2,316,522

		4,288,878

Banks 2.4%
Bank of America Corp., 3.300%, 01/11/23, MTN	3,189,000	3,014,074
Citigroup, Inc., 3.375%, 03/01/23	3,189,000	3,050,642
Fifth Third Bank, 1.450%, 02/28/18	4,970,000	4,801,105
Goldman Sachs Group, Inc. (The), 3.625%, 01/22/23	3,132,000	2,996,613
HSBC Bank PLC, 3.100%, 05/24/16(b)	1,206,000	1,265,309
HSBC Bank PLC, 3.500%, 06/28/15(b)	2,196,000	2,302,710
KeyBank NA, 1.650%, 02/01/18	2,151,000	2,099,492
Morgan Stanley, 3.750%, 02/25/23	3,152,000	3,014,204
PNC Bank NA, 0.800%, 01/28/16	5,329,000	5,293,386
Wells Fargo & Co., 1.250%, 02/13/15, MTN	3,679,000	3,700,003

		31,537,538

Beverages 0.6%
Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	4,337,000	4,049,014
SABMiller Holdings, Inc., 2.450%, 01/15/17(b)	3,215,000	3,266,016

		7,315,030

See Notes to Schedules of Portfolio Investments.

Chemicals 0.3%
Dow Chemical Co. (The), 4.375%, 11/15/42	1,823,000	1,613,452
Praxair, Inc., 4.625%, 03/30/15	2,271,000	2,424,926

		4,038,378

Commercial Services 0.4%
ERAC USA Finance LLC, 2.750%, 03/15/17(b)	1,483,000	1,512,194
ERAC USA Finance LLC, 5.250%, 10/01/20(b)	1,663,000	1,838,947
ERAC USA Finance LLC, 5.600%, 05/01/15(b)	1,184,000	1,278,957

		4,630,098

Computers 1.1%
Apple, Inc., 2.400%, 05/03/23	2,693,000	2,497,661
EMC Corp., 3.375%, 06/01/23	3,285,000	3,224,270
IBM Corp., 0.875%, 10/31/14	6,104,000	6,134,007
IBM Corp., 4.000%, 06/20/42	2,300,000	2,158,380

		14,014,318

Diversified Financial Services 2.3%
American Express Credit Corp., 2.375%, 03/24/17	2,003,000	2,044,825
CME Group, Inc., 5.400%, 08/01/13	1,230,000	1,234,707
CME Group, Inc., 5.750%, 02/15/14	1,428,000	1,472,152
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	3,287,000	3,505,336
General Electric Capital Corp., Series B, 5.250% (a)(g)(h)	3,400,000	3,247,000
General Electric Capital Corp., Series B, 6.250% (a)(h)	4,700,000	4,993,750
John Deere Capital Corp., 1.250%, 12/02/14, MTN	2,195,000	2,215,920
Lazard Group LLC, 7.125%, 05/15/15	1,781,000	1,933,917
MassMutual Global Funding LLC, 2.000%, 04/05/17(b)	1,894,000	1,897,892
PACCAR Financial Corp., 1.550%, 09/29/14, MTN	2,900,000	2,934,951
Toyota Motor Credit Corp., 3.200%, 06/17/15, MTN	970,000	1,014,071
Woodside Finance Ltd., 4.600%, 05/10/21(b)	3,559,000	3,743,620

		30,238,141

Electric 0.6%
Alabama Power Co., 5.800%, 11/15/13	1,240,000	1,264,232
Dominion Resources, Inc., 1.950%, 08/15/16	699,000	712,953
Duke Energy Carolinas LLC, 4.300%, 06/15/20	525,000	571,362
Exelon Generation Co. LLC, 6.200%, 10/01/17	1,601,000	1,830,249
Georgia Power Co., 6.000%, 11/01/13	704,000	716,547
MidAmerican Energy Holdings Co., 6.125%, 04/01/36	1,792,000	2,032,961
Southern California Edison Co., 5.750%, 03/15/14	1,083,000	1,120,901

		8,249,205

Electronics 0.4%
Agilent Technologies, Inc., 3.875%, 07/15/23	5,044,000	4,871,273

Food 0.1%
Kroger Co. (The), 7.500%, 01/15/14	763,000	791,233

Forest Products & Paper 0.2%
Georgia-Pacific LLC, 3.734%, 07/15/23(b)	2,803,000	2,726,341

Healthcare - Products 0.2%
Becton Dickinson and Co., 3.250%, 11/12/20	573,000	579,422
Covidien International Finance SA, 6.000%, 10/15/17	2,189,000	2,536,624

		3,116,046

Insurance 0.7%
Berkshire Hathaway, Inc., 3.200%, 02/11/15	3,848,000	4,002,428
Fairfax Financial Holdings Ltd., 5.800%, 05/15/21(b)	1,189,000	1,229,206
Nationwide Financial Services, Inc., 5.375%, 03/25/21(b)	2,977,000	3,240,789

		8,472,423

See Notes to Schedules of Portfolio Investments.

Internet 0.1%
eBay, Inc., 2.600%, 07/15/22	1,502,000	1,399,374

Machinery-Diversified 0.2%
Deere & Co., 3.900%, 06/09/42	3,171,000	2,880,517

Media 0.9%
Comcast Corp., 3.125%, 07/15/22	2,312,000	2,252,644
Comcast Corp., 4.650%, 07/15/42	3,020,000	2,895,969
Thomson Reuters Corp., 5.950%, 07/15/13	293,000	293,534
Time Warner Cable, Inc., 4.000%, 09/01/21	4,758,000	4,556,504
Time Warner Cable, Inc., 8.250%, 02/14/14	1,468,000	1,535,280
Time Warner, Inc., 6.200%, 03/15/40	492,000	541,549

		12,075,480

Mining 1.0%
Barrick (PD) Australia Finance Property Ltd., 4.950%, 01/15/20	721,000	686,985
Barrick (PD) Australia Finance Property Ltd., 5.950%, 10/15/39	1,708,000	1,450,912
Barrick International Barbados Corp., 6.350%, 10/15/36(b)	1,083,000	962,174
Barrick North America Finance LLC, 5.750%, 05/01/43(b)	2,628,000	2,125,518
BHP Billiton Finance USA Ltd., 1.125%, 11/21/14	2,260,000	2,275,937
Kinross Gold Corp., 5.125%, 09/01/21(g)	3,194,000	3,087,697
Newmont Mining Corp., 6.250%, 10/01/39	3,075,000	2,945,995

		13,535,218

Miscellaneous Manufacturer 0.6%
3M Co., 1.375%, 09/29/16	1,432,000	1,445,207
General Electric Co., 4.125%, 10/09/42	1,654,000	1,539,039
General Electric Co., 5.250%, 12/06/17	1,394,000	1,574,031
Illinois Tool Works, Inc., 6.250%, 04/01/19	1,865,000	2,233,384
Siemens Financieringsmaatschappij NV, 6.125%, 08/17/26(b)	1,091,000	1,295,301

		8,086,962

Oil & Gas 0.8%
BP Capital Markets PLC, 2.248%, 11/01/16	3,026,000	3,098,751
Ensco PLC, 4.700%, 03/15/21	2,483,000	2,636,258
Shell International Finance BV, 3.625%, 08/21/42(g)	4,476,000	3,951,516
Statoil ASA, 3.125%, 08/17/17	427,000	450,550

		10,137,075

Oil & Gas Services 0.6%
Baker Hughes, Inc., 5.125%, 09/15/40	1,869,000	2,039,593
Schlumberger Investment SA, 3.300%, 09/14/21(b)	2,234,000	2,245,396
Weatherford International Ltd., 5.125%, 09/15/20	1,527,000	1,600,516
Weatherford International Ltd., 6.500%, 08/01/36	1,465,000	1,482,968

		7,368,473

Pharmaceuticals 1.1%
Express Scripts Holding Co., 2.650%, 02/15/17	2,101,000	2,139,350
GlaxoSmithKline Capital, Inc., 5.650%, 05/15/18	2,412,000	2,797,293
Merck & Co., Inc., 1.300%, 05/18/18	2,181,000	2,115,103
Mylan, Inc., 1.800%, 06/24/16(b)	1,359,000	1,355,308
Novartis Securities Investment Ltd., 5.125%, 02/10/19	1,305,000	1,501,979
Perrigo Co., 2.950%, 05/15/23	1,673,000	1,546,643
Zoetis, Inc., 3.250%, 02/01/23(b)	2,468,000	2,344,889

		13,800,565

Pipelines 1.6%
El Paso Pipeline Partners Operating Co. LLC, 6.500%, 04/01/20	961,000	1,112,280

See Notes to Schedules of Portfolio Investments.

Energy Transfer Partners LP, 6.050%, 06/01/41	1,081,000	1,093,049
Energy Transfer Partners LP, 6.625%, 10/15/36	1,299,000	1,400,501
Enterprise Products Operating LLC, 5.250%, 01/31/20	4,001,000	4,471,634
Enterprise Products Operating LLC, Series J, 5.750%, 03/01/35	1,187,000	1,263,633
Kinder Morgan Energy Partners LP, 5.000%, 08/15/42	5,022,000	4,737,649
TC Pipelines LP, 4.650%, 06/15/21	1,639,000	1,673,260
TransCanada PipeLines Ltd., 6.100%, 06/01/40	1,811,000	2,140,859
Williams Partners LP, 4.125%, 11/15/20	2,472,000	2,491,726

		20,384,591

Real Estate Investment Trust 1.4%
American Tower Corp., 3.500%, 01/31/23	2,623,000	2,401,816
Boston Properties LP, 3.800%, 02/01/24	2,112,000	2,074,286
Digital Realty Trust LP, 4.500%, 07/15/15	2,551,000	2,676,351
Digital Realty Trust LP, 5.875%, 02/01/20	667,000	727,796
ERP Operating LP, 3.000%, 04/15/23	6,957,000	6,393,636
Healthcare Realty Trust, Inc., 6.500%, 01/17/17	3,431,000	3,835,858

		18,109,743

Retail 1.0%
AutoZone, Inc., 3.700%, 04/15/22	2,030,000	1,973,700
Macy’s Retail Holdings, Inc., 4.300%, 02/15/43	2,864,000	2,462,261
Wal-Mart Stores, Inc., 1.125%, 04/11/18	7,062,000	6,853,551
Walgreen Co., 4.875%, 08/01/13	1,196,000	1,199,885

		12,489,397

Semiconductors 0.9%
Analog Devices, Inc., 3.000%, 04/15/16	407,000	425,117
Intel Corp., 1.950%, 10/01/16	1,635,000	1,676,828
Intel Corp., 4.250%, 12/15/42	463,000	420,551
Intel Corp., 4.800%, 10/01/41	5,873,000	5,839,277
TSMC Global Ltd., 1.625%, 04/03/18(b)	2,920,000	2,807,133

		11,168,906

Software 0.6%
Fidelity National Information Services, Inc., 3.500%, 04/15/23	2,557,000	2,309,403
Fiserv, Inc., 4.750%, 06/15/21	1,431,000	1,491,734
Oracle Corp., 1.200%, 10/15/17	1,806,000	1,754,025
Oracle Corp., 5.750%, 04/15/18	2,205,000	2,565,809

		8,120,971

Telecommunication Services 2.2%
AT&T, Inc., 0.900%, 02/12/16	2,400,000	2,381,909
AT&T, Inc., 4.350%, 06/15/45	1,525,000	1,326,794
AT&T, Inc., 5.550%, 08/15/41	2,238,000	2,330,217
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 04/15/23	4,298,000	4,052,825
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	874,000	897,273
Cisco Systems, Inc., 5.500%, 02/22/16	1,582,000	1,766,546
Cisco Systems, Inc., 5.500%, 01/15/40	3,302,000	3,745,323
Juniper Networks, Inc., 3.100%, 03/15/16	372,000	385,338
Rogers Communications, Inc., 7.500%, 03/15/15	1,470,000	1,627,662
SBA Tower Trust, 2.933%, 12/15/42(b)	4,192,000	4,230,424
Softbank Corp., 4.500%, 04/15/20(b)	3,145,000	3,030,994
Verizon Communications, Inc., 5.550%, 02/15/16	1,832,000	2,029,924

		27,805,229

Transportation 0.1%
United Parcel Service, Inc., 3.125%, 01/15/21	1,447,000	1,467,093

Total Corporate Bonds (Cost $299,534,563)		296,408,954

See Notes to Schedules of Portfolio Investments.

U.S. Government Agency Mortgages 26.2%

Federal Home Loan Mortgage Corporation
Pool #AM3851, 3.020%, 07/01/23(c)	4,081,000	3,967,507
Pool #J18800, 3.000%, 04/01/27	9,957,581	10,265,405
Pool #J19132, 3.000%, 05/01/27	5,000,114	5,154,883
Pool #J19300, 3.000%, 06/01/27	1,672,099	1,726,401
Pool #G14517, 2.500%, 07/01/27	3,480,686	3,505,529
Pool #J19776, 3.000%, 07/01/27	903,477	930,325
Pool #J21337, 2.500%, 08/01/27	1,005,517	1,012,256
Pool #J20729, 2.500%, 10/01/27	2,640,050	2,659,022
Pool #J21113, 2.500%, 11/01/27	2,000,713	2,014,989
Pool #J21531, 3.000%, 11/01/27	890,465	919,383
Pool #J21368, 3.000%, 11/01/27	831,932	859,154
Pool #J22551, 3.000%, 01/01/28	1,065,991	1,096,504
Pool #J22029, 3.000%, 01/01/28	3,581,192	3,697,491
Pool #J22831, 2.500%, 03/01/28	5,203,969	5,241,502
Pool #J23069, 2.500%, 03/01/28	2,392,513	2,409,747
Pool #J22776, 3.000%, 03/01/28	2,716,842	2,805,072
Pool #J22962, 3.000%, 03/01/28	2,086,915	2,155,673
Pool #J23429, 2.500%, 04/01/28	2,508,660	2,526,347
Pool #J23430, 2.500%, 04/01/28	3,462,925	3,487,349
Pool #J23427, 2.500%, 04/01/28	3,138,696	3,161,827
Pool #G14748, 3.000%, 04/01/28	3,165,017	3,267,801
Pool #E09031, 3.000%, 04/01/28	7,288,874	7,525,580
Pool #J23972, 2.500%, 05/01/28	6,389,889	6,435,801
Pool #D99439, 3.500%, 06/01/32	1,022,093	1,064,681
Pool #G30614, 3.500%, 12/01/32	6,706,563	6,935,408
Pool #A12413, 5.000%, 08/01/33	614,645	660,167
Pool #G05052, 5.000%, 10/01/33	360,074	386,790
Pool #G01797, 5.500%, 12/01/33	489,121	530,883
Pool #G01779, 5.000%, 04/01/35	720,017	771,667
Pool #G01837, 5.000%, 07/01/35	5,132,809	5,488,900
Pool #A39731, 5.000%, 11/01/35	1,215,253	1,299,561
Pool #Z40004, 6.000%, 08/01/36	1,153,574	1,249,573
Pool #G04997, 5.000%, 01/01/37	1,605,854	1,717,261
Pool #G05521, 5.500%, 05/01/37	761,570	820,802
Pool #G03551, 6.000%, 11/01/37	67,393	73,099
Pool #G05326, 5.000%, 02/01/38	6,406,189	6,850,621
Pool #G04337, 5.500%, 04/01/38	932,388	1,001,666
Pool #G07135, 6.000%, 10/01/38	5,091,414	5,529,625
Pool #G08353, 4.500%, 07/01/39	6,468,112	6,810,146
Pool #G06079, 6.000%, 07/01/39	3,297,398	3,581,201
Pool #G08372, 4.500%, 11/01/39	3,639,791	3,832,263
Pool #A93996, 4.500%, 09/01/40	1,544,219	1,627,471
Pool #A97047, 4.500%, 02/01/41	1,745,270	1,842,971
Pool #Q00291, 5.000%, 04/01/41	571,923	616,711
2.000%, TBA, 15 Year Maturity(c)	7,957,000	7,744,399
2.500%, TBA, 15 Year Maturity(c)	2,178,000	2,188,890
3.000%, TBA, 15 Year Maturity(c)	5,152,000	5,293,076

		144,743,380

Federal National Mortgage Association
Pool #471235, 3.120%, 05/01/22	83,926	84,951
Pool #AM0463, 2.720%, 09/01/22	1,663,733	1,629,505
Pool #AB9395, 2.500%, 05/01/23	1,982,027	2,037,398
Pool #AK4110, 3.000%, 02/01/27	822,775	847,402
Pool #AJ8604, 3.000%, 02/01/27	828,502	853,232
Pool #AL3274, 3.000%, 05/01/27	2,973,879	3,067,780
Pool #AP7520, 3.000%, 09/01/27	2,493,674	2,570,001

See Notes to Schedules of Portfolio Investments.

Pool #AM1589, 2.420%, 12/01/27	1,254,235	1,207,834
Pool #AQ1273, 3.000%, 01/01/28	649,244	669,646
Pool #AR1215, 3.000%, 01/01/28	1,316,944	1,357,525
Pool #AM3557, 2.690%, 06/01/28	1,750,000	1,689,336
Pool #MA0481, 4.500%, 08/01/30	6,921,249	7,331,670
Pool #MA0804, 4.000%, 07/01/31	1,883,670	1,966,907
Pool #AB4168, 3.500%, 01/01/32	6,337,984	6,535,623
Pool #MA0949, 3.500%, 01/01/32	4,584,475	4,725,932
Pool #AK4899, 3.500%, 02/01/32	229,048	236,128
Pool #AK4934, 3.500%, 02/01/32	107,833	111,015
Pool #MA0976, 3.500%, 02/01/32	1,539,676	1,587,332
Pool #AP9592, 3.500%, 10/01/32	4,349,596	4,489,522
Pool #AB7691, 3.500%, 01/01/33	2,252,470	2,320,275
Pool #AB8428, 3.500%, 02/01/33	4,534,220	4,672,311
Pool #725773, 5.500%, 09/01/34	3,857,682	4,229,587
Pool #255458, 5.500%, 11/01/34	451,599	495,136
Pool #735036, 5.500%, 12/01/34	3,529,207	3,869,444
Pool #827943, 5.000%, 05/01/35	837,606	907,627
Pool #735500, 5.500%, 05/01/35	3,178,133	3,447,507
Pool #843434, 5.500%, 05/01/35	778,424	851,950
Pool #735578, 5.000%, 06/01/35	1,441,484	1,552,027
Pool #357937, 6.000%, 07/01/35	2,905,272	3,175,949
Pool #190363, 5.500%, 11/01/35	3,355,496	3,639,235
Pool #AE0115, 5.500%, 12/01/35	924,069	1,010,032
Pool #745428, 5.500%, 01/01/36	5,315,638	5,766,544
Pool #190370, 6.000%, 06/01/36	6,206,629	6,754,004
Pool #AI7951, 4.500%, 08/01/36	1,543,216	1,632,805
Pool #888173, 5.500%, 11/01/36	1,538,303	1,668,964
Pool #745950, 6.000%, 11/01/36	4,285,235	4,663,158
Pool #888415, 5.000%, 12/01/36	1,199,571	1,289,274
Pool #995082, 5.500%, 08/01/37	2,454,363	2,690,978
Pool #995023, 5.500%, 08/01/37	230,906	251,832
Pool #889529, 6.000%, 03/01/38	2,136,997	2,363,866
Pool #889643, 6.000%, 03/01/38	479,513	531,301
Pool #995724, 6.000%, 04/01/39	3,529,038	3,853,219
Pool #AC9564, 4.500%, 02/01/40	1,336,585	1,442,897
Pool #AD7136, 5.000%, 07/01/40	1,739,789	1,893,553
Pool #AB1343, 4.500%, 08/01/40	3,382,653	3,660,261
Pool #AL0005, 4.500%, 01/01/41	1,650,631	1,748,859
Pool #AB2694, 4.500%, 04/01/41	1,594,128	1,714,033
Pool #AB3274, 4.500%, 07/01/41	8,481,851	9,104,857
Pool #AL1627, 4.500%, 09/01/41	5,124,955	5,474,300
Pool #AQ2197, 4.500%, 11/01/42	1,248,801	1,338,027
Pool #AM3972, 3.000%, 08/01/43(c)	2,708,000	2,615,766
2.000%, TBA, 15 Year Maturity(c)	49,162,000	47,863,818
2.500%, TBA, 15 Year Maturity(c)	11,753,000	11,820,946

		193,313,081

Total U.S. Government Agency Mortgages (Cost $339,822,358)		338,056,461

Preferred Stocks 0.8%

Banks 0.5%
PNC Financial Services Group, Inc., Series P, 6.125%(h)	62,150	1,671,213
US Bancorp, Series F, 6.500%(h)	83,700	2,351,970
US Bancorp, Series G, 6.000%(h)	85,175	2,334,647

		6,357,830

Insurance 0.3%
Arch Capital Group Ltd., Series C, 6.750%(h)	48,575	1,251,778
Reinsurance Group of America, Inc., 6.200%(a)	71,100	1,848,600

		3,100,378

See Notes to Schedules of Portfolio Investments.

Real Estate Investment Trust 0.0%(e)
Public Storage, Series U, 5.625%(h)	21,000	507,360

Total Preferred Stocks (Cost $9,504,897)		9,965,568

U.S. Treasury Obligations 32.2%

U.S. Treasury Bond 4.0%
3.125%, 02/15/43	55,484,000	51,790,874

U.S. Treasury Notes 28.2%
0.375%, 11/15/15(i)	116,826,000	116,570,385
0.625%, 08/31/17(i)	61,622,000	60,355,853
0.750%, 02/28/18	124,742,000	121,691,684
1.750%, 05/15/23	69,200,000	64,810,090

		363,428,012

Total U.S. Treasury Obligations (Cost $424,797,997)		415,218,886

Short-Term Investment 0.5%
RidgeWorth Funds Securities Lending Joint Account(j)	6,060,475	6,060,475

Total Short-Term Investment (Cost $6,060,475)		6,060,475

Money Market Fund 9.0%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(k)	116,261,821	116,261,821

Total Money Market Fund (Cost $116,261,821)		116,261,821

Total Investments (Cost $1,406,806,027) — 108.0%		1,392,745,491
Liabilities in Excess of Other Assets — (8.0)%		(103,122,731)

Net Assets — 100.0%		$1,289,622,760

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2013.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 14.9% of net assets as of June 30, 2013.
(c)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(d)	The security does not have a stated settlement date and will receive a rate upon settling with the custodian.
(e)	Less than 0.05% of Net Assets.
(f)	The Fund’s investment adviser/subadviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees.
(g)	The security or a partial position of the security was on loan as of June 30, 2013. The total value of securities on loan as of June 30, 2013 was $6,001,643.
(h)	Security is perpetual in nature and has no stated maturity.
(i)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(j)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2013 (See Note 2 (i)).
(k)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

Investment Abbreviations

MTN	– Medium Term Note
PIK	– Payment in-kind
REMIC	– Real Estate Mortgage Investment Conduit
TBA	– To Be Announced. Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

See Notes to Schedules of Portfolio Investments.

As of June 30, 2013, the Fund had the following unfunded loan commitment:

Borrower	Unfunded Commitments	Unrealized Depreciation
Power Team Services, LLC	$9,444	$(72)

The commitments are available until the maturity date of the respective security.

Credit Default Swap Contract - Buy Protection

At June 30, 2013, the Fund’s open credit default swap contract was as follows:

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Implied Credit Spread*	Upfront Payments Made (Received)	Value	Unrealized Depreciation
CDX.NA.HY.20	CS First Boston	$66,000,000	5.000%	06/20/18	4.285%	$(1,881,518)	$(1,997,786)	$(116,268)

As the buyer of protection, the Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.

The value column indicates the impact each respective swap contract has on the Fund’s Net Assets at June 30, 2013.

*	Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contract

At June 30, 2013, the Fund’s open interest rate swap contract was as follows:

Underlying Instrument	Counterparty	Notional Amount	Fixed Rate	Expiration Date	Value	Unrealized Appreciation
Mexican Peso	CS First Boston	$60,000,000	6.940%	06/14/23	$88,637	$88,637

Forward Foreign Currency Contracts

At June 30, 2013, the Fund’s forward foreign currency contracts were as follows:

Currency	Counterparty	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Market Value	Unrealized Appreciation (Depreciation)
Short:
Australian Dollar	JPMorgan	07/08/13	2,743,670	$2,630,000	$2,508,117	$121,883
Brazilian Real	JPMorgan	07/02/13	51,581,660	24,783,100	23,116,795	1,666,305
Euro	State Street Bank and Trust	07/22/13	1,995,199	2,650,000	2,597,256	52,744
Indian Rupee	JPMorgan	08/14/13	363,531,650	6,421,686	6,071,415	350,271
Japanese Yen	JPMorgan	07/08/13	1,967,803,190	19,915,000	19,841,167	73,833
Japanese Yen	JPMorgan	07/10/13	252,767,320	2,600,000	2,548,647	51,353

See Notes to Schedules of Portfolio Investments.

Japanese Yen	JPMorgan	07/17/13	374,957,700	3,950,000	3,780,788	169,212
Pound Sterling	JPMorgan	07/22/13	2,154,536	3,275,000	3,276,495	(1,495)
South African Rand	JPMorgan	07/08/13	25,666,940	2,515,504	2,594,273	(78,769)
South African Rand	JPMorgan	08/05/13	39,530,491	4,029,489	3,979,351	50,138

Total Short Contracts				$72,769,779	$70,314,304	$2,455,475

Long:
Australian Dollar	JPMorgan	07/08/13	2,743,670	2,627,064	2,508,117	(118,947)
Brazilian Real	JPMorgan	07/02/13	51,581,660	24,933,439	23,116,795	(1,816,644)
Brazilian Real	JPMorgan	08/02/13	17,485,618	7,940,000	7,781,589	(158,411)
Brazilian Real	State Street Bank and Trust	08/02/13	2,943,488	1,325,000	1,309,934	(15,066)
Euro	JPMorgan	07/22/13	1,995,199	2,610,595	2,597,256	(13,339)
Indian Rupee	JPMorgan	08/14/13	363,531,650	6,547,760	6,071,415	(476,345)
Japanese Yen	JPMorgan	07/08/13	1,967,803,190	19,248,502	19,841,167	592,665
Japanese Yen	JPMorgan	07/10/13	252,767,320	2,558,451	2,548,647	(9,804)
Mexican Peso	JPMorgan	07/19/13	137,920,046	10,600,000	10,627,993	27,993
Mexican Peso	State Street Bank and Trust	07/19/13	69,268,350	5,300,000	5,337,755	37,755
Pound Sterling	JPMorgan	07/22/13	2,154,536	3,248,814	3,276,495	27,681
South African Rand	JPMorgan	07/08/13	25,666,940	2,600,000	2,594,273	(5,727)
South African Rand	JPMorgan	08/05/13	39,530,491	3,910,000	3,979,351	69,351

Total Long Contracts				$93,449,625	$91,590,787	$(1,858,838)

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Securities 12.4%

Automobiles 12.4%
Ally Auto Receivables Trust, Series 2010-4, Cl A4, 1.350%, 12/15/15	1,505,000	1,511,878
Ford Credit Auto Owner Trust, Series 2011-A, Cl A4, 1.650%, 05/15/16	2,475,000	2,496,216
Ford Credit Auto Owner Trust, Series 2012-D, Cl A3, 0.510%, 04/15/17	1,000,000	999,107
Harley-Davidson Motorcycle Trust, Series 2011-1, Cl A3, 0.960%, 05/16/16	729,223	730,554
Harley-Davidson Motorcycle Trust, Series 2011-2, Cl A2, 0.710%, 05/15/15	52,109	52,117
Harley-Davidson Motorcycle Trust, Series 2011-2, Cl A3, 1.110%, 09/15/16	555,000	556,781
Honda Auto Receivables Owner Trust, Series 2013-2, Cl A2, 0.370%, 10/16/15	470,000	468,791
Honda Auto Receivables Owner Trust, Series 2013-2, Cl A3, 0.530%, 02/16/17	950,000	944,923
Hyundai Auto Receivables Trust, Series 2010-B, Cl A3, 0.970%, 04/15/15	1,240,451	1,242,199
Hyundai Auto Receivables Trust, Series 2011-B, Cl A4, 1.650%, 02/15/17	1,065,000	1,078,334
Hyundai Auto Receivables Trust, Series 2011-C, Cl A4, 1.300%, 02/15/18	975,000	985,726
Mercedes-Benz Auto Lease Trust, Series 2011-B, Cl A4, 1.240%, 07/17/17(a)	2,770,000	2,775,136
Nissan Auto Receivables Owner Trust, Series 2010-A, Cl A4, 1.310%, 09/15/16	1,685,000	1,691,647
Volkswagen Auto Loan Enhanced Trust, Series 2012-1, Cl A2, 0.610%, 10/20/14	119,575	119,602
World Omni Auto Receivables Trust, Series 2011-A, Cl A3, 1.110%, 05/15/15	193,663	194,008
World Omni Auto Receivables Trust, Series 2011-A, Cl A4, 1.910%, 04/15/16	1,265,000	1,281,059
World Omni Auto Receivables Trust, Series 2012-B, Cl A2, 0.430%, 11/16/15	1,965,000	1,959,333

Total Asset-Backed Securities (Cost $19,115,331)		19,087,411

Collateralized Mortgage Obligations 24.7%

Agency Collateralized Mortgage Obligations 9.9%

Federal Home Loan Mortgage Corporation
Series 3598, Cl DA, 2.750%, 11/15/14	96,068	96,341
Series 3792, Cl DF, REMIC, 0.593%, 11/15/40(b)	1,989,780	2,001,213
Series 3824, Cl FA, REMIC, 0.343%, 03/15/26(b)	1,312,456	1,310,431

		3,407,985

Federal National Mortgage Association
Series 2005-92, Cl UF, 0.543%, 10/25/25(b)	267,881	268,431
Series 2007-109, Cl NF, 0.743%, 12/25/37(b)	885,706	894,903
Series 2007-54, Cl KF, 0.503%, 06/25/37(b)	525,465	525,016
Series 2009-37, Cl HA, 4.000%, 04/25/19	106,048	112,368
Series 2010-134, Cl BF, 0.623%, 10/25/40(b)	1,293,113	1,298,984
Series 2011-M1, Cl FA, 0.643%, 06/25/21(b)	2,257,602	2,277,907
Series 2012-M9, Cl ASQ2, 1.513%, 12/25/17	350,000	346,458
Series 2013-M5, Cl ASQ2, 0.595%, 08/25/15	1,565,000	1,562,360

		7,286,427

NCUA Guaranteed Notes
Series 2010-R2, Cl 1A, 0.563%, 11/06/17(b)	939,171	939,021
Series 2011-R1, Cl 1A, 0.643%, 01/08/20(b)	807,016	812,568
Series 2011-R4, Cl 1A, 0.573%, 03/06/20(b)	1,025,116	1,023,834
Series 2011-R5, Cl 1A, 0.573%, 04/06/20(b)	841,072	842,914
Series 2011-R6, Cl 1A, 0.573%, 05/07/20(b)	859,206	860,280

		4,478,617

		15,173,029

See Notes to Schedules of Portfolio Investments.

Agency Collateralized Planned Amortization Class Mortgage Obligations 0.5%

Federal Home Loan Mortgage Corporation
Series 3200, Cl FP, 0.393%, 08/15/36(b)	474,049	472,505

Federal National Mortgage Association
Series 2005-42, Cl PF, 0.393%, 05/25/35(b)	262,807	262,550

		735,055

Commercial Mortgage Backed Securities 14.0%

Banc of America Commercial Mortgage, Inc.
Series 2004-1, Cl A4, 4.760%, 11/10/39	319,260	321,941
Series 2004-3, Cl A5, 5.743%, 06/10/39(b)	1,276,360	1,313,732
Series 2004-6, Cl AJ, 4.870%, 12/10/42(b)	1,535,000	1,583,885
Series 2005-2, Cl AM, 4.913%, 07/10/43(b)	80,000	84,023

		3,303,581

Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW14, Cl A4, 5.201%, 12/11/38	550,000	607,042

COMM 2005-C6 Mortgage Trust
Series 2005-C6, Cl AJ, 5.209%, 06/10/44(b)	405,000	421,137

FDIC Structured Sale Guaranteed Notes
Series 2011-C1, Cl A, 1.840%, 04/25/31(a)(b)	979,927	989,527

GE Capital Commercial Mortgage Corp.
Series 2005-C3, Cl A7A, 4.974%, 07/10/45(b)	2,120,000	2,266,666

GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Cl A4, 4.547%, 12/10/41	462,057	463,285

JPMorgan Chase Commercial Mortgage Securities
Series 2004-C1, Cl A3, 4.719%, 01/15/38	795,750	805,874
Series 2004-CBX, Cl A5, 4.654%, 01/12/37	1,104,735	1,107,726
Series 2005-LDP1, Cl A2, 4.625%, 03/15/46	193,388	194,634
Series 2005-LDP1, Cl A4, 5.038%, 03/15/46(b)	1,255,000	1,315,933

		3,424,167

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2004-CB8, Cl A4, 4.404%, 01/12/39	1,458,213	1,480,229
Series 2005-LDP3, Cl A4A, 4.936%, 08/15/42(b)	320,000	339,803

		1,820,032

LB Commercial Mortgage Trust
Series 1998-C4, Cl G, 5.600%, 10/15/35(a)	945,021	955,102

Merrill Lynch Mortgage Trust
Series 2005-CKI1, Cl A6, 5.458%, 11/12/37(b)	1,567,585	1,682,332

Morgan Stanley Capital I
Series 2004-IQ7, Cl A4, 5.539%, 06/15/38(b)	1,299,801	1,334,148

Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Cl A7, 5.118%, 07/15/42(b)	380,000	405,858
Series 2005-C21, Cl A4, 5.414%, 10/15/44(b)	2,085,309	2,241,934
Series 2005-C22, Cl A4, 5.465%, 12/15/44(b)	1,500,000	1,623,306

		4,271,098

		21,538,117

Whole Loan Collateral Mortgage Obligation 0.3%

Banc of America Mortgage Securities, Inc.
Series 2003-F, Cl 1A1, 2.623%, 07/25/33(b)	397,558	385,227

Total Collateralized Mortgage Obligations (Cost $37,820,421)		37,831,428

See Notes to Schedules of Portfolio Investments.

Corporate Bonds 50.6%

Advertising 0.4%
Omnicom Group, Inc., 5.900%, 04/15/16	505,000	562,197

Auto Manufacturers 2.3%
Daimler Finance North America LLC, 0.879%, 01/09/15(a)(b)	1,165,000	1,168,689
Daimler Finance North America LLC, 1.250%, 01/11/16(a)	550,000	546,416
Volkswagen International Finance, 0.874%, 11/20/14(a)(b)	1,150,000	1,154,319
Volkswagen International Finance, 0.884%, 04/01/14(a)(b)	725,000	726,056

		3,595,480

Banks 12.7%
American Express Centurion Bank, 0.725%, 11/13/15(b), Series FRN(b)	2,065,000	2,066,532
Bank of America Corp., 1.093%, 03/22/16, MTN(b)	725,000	722,879
Bank of Montreal, 0.745%, 09/11/15, MTN(b)	1,395,000	1,401,398
Bank of Montreal, 0.800%, 11/06/15, MTN	345,000	344,583
Bank of New York Mellon Corp. (The), 5.125%, 08/27/13, MTN	636,000	640,519
Bank of Nova Scotia, 0.775%, 02/10/14(b)	405,000	406,444
Branch Banking & Trust Co., 0.592%, 09/13/16(b)	900,000	890,441
Capital One Financial Corp., 0.913%, 11/06/15(b)	740,000	737,972
Citigroup, Inc., 6.375%, 08/12/14	915,000	965,581
Commonwealth Bank of Australia, 1.950%, 03/16/15	750,000	763,502
Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	1,890,000	2,114,608
JPMorgan Chase & Co., 0.893%, 02/26/16, MTN(b)	725,000	723,503
Morgan Stanley, 1.523%, 02/25/16(b)	720,000	717,970
Morgan Stanley, 5.375%, 10/15/15	465,000	497,770
PNC Funding Corp., 5.400%, 06/10/14	1,365,000	1,424,132
Toronto-Dominion Bank (The), 0.453%, 05/01/15, MTN(b)	2,285,000	2,285,427
US Bank NA, 0.557%, 10/14/14(b)	560,000	561,001
Wachovia Bank NA, 0.603%, 03/15/16, MTN(b)	731,000	721,779
Wells Fargo & Co., 3.676%, 06/15/16	1,340,000	1,431,680

		19,417,721

Beverages 0.8%
Anheuser-Busch InBev Worldwide, Inc., 1.500%, 07/14/14	750,000	757,916
PepsiCo, Inc., 0.483%, 02/26/16(b)	395,000	395,622

		1,153,538

Chemicals 1.2%
Ecolab, Inc., 2.375%, 12/08/14	735,000	749,611
Sherwin-Williams Co. (The), 3.125%, 12/15/14	1,065,000	1,100,902

		1,850,513

Commercial Services 0.4%
ERAC USA Finance LLC, 1.400%, 04/15/16(a)	165,000	163,773
ERAC USA Finance LLC, 2.250%, 01/10/14(a)	495,000	498,707

		662,480

Computers 1.9%
Apple, Inc., 0.523%, 05/03/18(b)	2,280,000	2,270,228
Hewlett-Packard Co., 1.250%, 09/13/13	625,000	625,211

		2,895,439

Distribution/Wholesale 0.5%
Glencore Funding LLC, 1.431%, 05/27/16(a)(b)	745,000	725,424

Diversified Financial Services 9.4%
American Honda Finance Corp., 0.648%, 05/26/16(a)(b)	960,000	958,480
Bear Stearns Cos. LLC (The), 5.550%, 01/22/17	1,370,000	1,500,788

See Notes to Schedules of Portfolio Investments.

Caterpillar Financial Services Corp., 4.625%, 06/01/15	675,000	722,635
Caterpillar Financial Services Corp., 6.125%, 02/17/14, MTN	605,000	626,406
Ford Motor Credit Co. LLC, 5.000%, 05/15/18	665,000	709,172
General Electric Capital Corp., 0.480%, 01/08/16, MTN(b)	1,250,000	1,242,845
General Electric Capital Corp., 0.880%, 01/08/16, MTN(b)	1,095,000	1,101,555
Hyundai Capital America, 1.625%, 10/02/15(a)	625,000	622,977
John Deere Capital Corp., 2.000%, 01/13/17, MTN	1,775,000	1,795,430
MassMutual Global Funding LLC, 2.300%, 09/28/15(a)	1,452,000	1,502,064
Merrill Lynch & Co., Inc., 5.300%, 09/30/15, Series B, MTN	865,000	929,373
TD AMERITRADE Holding Corp., 4.150%, 12/01/14	895,000	937,084
Toyota Motor Credit Corp., 0.564%, 05/17/16(b)	1,090,000	1,088,134
Woodside Finance Ltd., 4.500%, 11/10/14(a)	665,000	693,964

		14,430,907

Electric 2.8%
Constellation Energy Group, Inc., 4.550%, 06/15/15	695,000	739,846
Duke Energy Corp., 3.950%, 09/15/14	480,000	497,475
Duke Energy Corp., 6.300%, 02/01/14	390,000	402,413
Great Plains Energy, Inc., 2.750%, 08/15/13	735,000	736,562
NextEra Energy Capital Holdings, Inc., 1.611%, 06/01/14	387,000	390,175
NextEra Energy Capital Holdings, Inc., 2.550%, 11/15/13	500,000	503,521
Nisource Finance Corp., 5.400%, 07/15/14	555,000	580,027
PSEG Power LLC, 2.750%, 09/15/16	455,000	469,176

		4,319,195

Electronics 0.5%
Amphenol Corp., 4.750%, 11/15/14	700,000	733,554

Food 1.6%
ConAgra Foods, Inc., 1.300%, 01/25/16	735,000	736,212
General Mills, Inc., 5.200%, 03/17/15	585,000	628,280
Kraft Foods Group, Inc., 1.625%, 06/04/15	610,000	616,504
Mondelez International, Inc., 6.750%, 02/19/14	500,000	517,771

		2,498,767

Gas 0.4%
Sempra Energy, 1.033%, 03/15/14(b)	145,000	145,477
Sempra Energy, 2.000%, 03/15/14	405,000	408,449

		553,926

Healthcare - Products 0.5%
St Jude Medical, Inc., 2.200%, 09/15/13	813,000	815,621

Healthcare - Services 0.6%
WellPoint, Inc., 5.000%, 12/15/14	899,000	950,603

Holding Companies-Diversified 0.5%
EnCana Holdings Finance Corp., 5.800%, 05/01/14	660,000	686,023

Household Products/Wares 0.3%
Kimberly-Clark Corp., 0.394%, 05/15/16(b)	440,000	440,374

Insurance 3.0%
Allstate Corp. (The), 5.000%, 08/15/14	644,000	673,692
Assurant, Inc., 5.625%, 02/15/14	360,000	370,154
MetLife, Inc., 2.375%, 02/06/14	1,260,000	1,273,796
MetLife, Inc., 6.750%, 06/01/16	500,000	572,266
Metropolitan Life Global Funding I, 1.700%, 06/29/15(a)	220,000	223,452
Prudential Covered Trust 2012-1, 2.997%, 09/30/15(a)	1,453,500	1,499,896

		4,613,256

Internet 0.3%
Amazon.com, Inc., 0.650%, 11/27/15	480,000	478,494

See Notes to Schedules of Portfolio Investments.

Media 2.5%
Comcast Corp., 5.300%, 01/15/14	125,000	128,067
Comcast Corp., 5.900%, 03/15/16	1,100,000	1,238,359
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.750%, 10/01/14	475,000	497,076
NBCUniversal Enterprise, Inc., 0.817%, 04/15/16(a)(b)	1,110,000	1,113,293
Time Warner Cable, Inc., 6.200%, 07/01/13	305,000	305,000
Time Warner Cable, Inc., 7.500%, 04/01/14	115,000	120,614
Time Warner Cable, Inc., 8.250%, 02/14/14	400,000	418,333

		3,820,742

Mining 1.1%
BHP Billiton Finance USA Ltd., 1.000%, 02/24/15	225,000	226,239
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18(a)	735,000	699,041
Rio Tinto Finance USA Ltd., 8.950%, 05/01/14	710,000	756,625

		1,681,905

Oil & Gas 0.3%
Devon Energy Corp., 5.625%, 01/15/14	500,000	512,506

Pharmaceuticals 1.7%
McKesson Corp., 0.950%, 12/04/15	185,000	184,505
McKesson Corp., 6.500%, 02/15/14	865,000	895,467
Merck & Co., Inc., 0.464%, 05/18/16(b)	1,510,000	1,509,795

		2,589,767

Pipelines 1.1%
Energy Transfer Partners LP, 5.950%, 02/01/15	690,000	739,238
Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	575,000	607,496
Spectra Energy Capital LLC, 5.500%, 03/01/14	400,000	411,603

		1,758,337

Retail 0.4%
Nordstrom, Inc., 6.750%, 06/01/14	615,000	647,669

Telecommunication Services 2.9%
American Tower Corp., 4.500%, 01/15/18	670,000	714,560
BellSouth Corp., 5.200%, 09/15/14	2,168,000	2,276,521
Cellco Partnership/Verizon Wireless Capital LLC, 5.550%, 02/01/14	1,480,000	1,519,410

		4,510,491

Transportation 0.5%
Burlington Northern Santa Fe LLC, 4.300%, 07/01/13	435,000	435,000
Burlington Northern Santa Fe LLC, 7.000%, 02/01/14	390,000	403,949

		838,949

Total Corporate Bonds (Cost $78,144,294)		77,743,878

U.S. Government Agency Mortgages 10.8%

Federal Home Loan Mortgage Corporation
Pool #1Q1404, 2.689%, 01/01/37(b)	962,620	1,025,330
Pool #848852, 2.766%, 08/01/37(b)	1,542,872	1,640,644

		2,665,974

Federal National Mortgage Association
Pool #360500, 6.255%, 09/01/13	3,085,000	3,079,904
Pool #555910, 4.878%, 10/01/13	486,930	486,966
Pool #387206, 5.500%, 01/01/15	1,259,023	1,317,918
Pool #AD0172, 4.757%, 04/01/16	220,503	238,937
Pool #745935, 5.682%, 08/01/16	1,554,537	1,716,495
Pool #745889, 5.970%, 08/01/16	286,231	321,605
Pool #469408, 0.948%, 11/01/18(b)	2,785,000	2,788,758
Pool #635082, 2.249%, 05/01/32(b)	65,448	69,577

See Notes to Schedules of Portfolio Investments.

Pool #995542, 2.564%, 02/01/36(b)	529,480	562,785
Pool #AL0968, 2.684%, 12/01/36(b)	450,061	480,127
Pool #AD0380, 2.618%, 10/01/37(b)	647,887	688,145
Pool #AL0966, 2.621%, 11/01/37(b)	485,767	514,404
Pool #AL0967, 2.644%, 04/01/38(b)	706,652	753,248
Pool #889807, 2.616%, 08/01/38(b)	854,963	911,399

		13,930,268

Total U.S. Government Agency Mortgages (Cost $16,458,522)		16,596,242

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(c)	130,979	130,979

Total Money Market Fund (Cost $130,979)		130,979

Total Investments (Cost $151,669,547) — 98.6%		151,389,938
Other Assets in Excess of Liabilities — 1.4%		2,125,527

Net Assets — 100.0%		$153,515,465

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 11.1% of net assets as of June 30, 2013.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2013.
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

Investment Abbreviations

MTN	– Medium Term Note
PIK	– Payment in-kind
REMIC	– Real Estate Mortgage Investment Conduit

Open Futures Contracts

At June 30, 2013, the Fund’s open futures contracts was as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Appreciation
U.S. Treasury 5 Year Note	Short	$(4,897,361)	September 2013	40	$55,486

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

U.S. Government Securities Fund

	Shares or Principal Amount($)	Value($)
U.S. Treasury Obligations 98.3%

U.S. Treasury Bonds 16.0%
7.125%, 02/15/23	1,376,000	1,942,847
6.000%, 02/15/26	226,000	303,405
4.500%, 02/15/36	1,390,000	1,655,186
3.125%, 02/15/43	1,668,000	1,556,975

		5,458,413

U.S. Treasury Notes 82.3%
0.125%, 08/31/13	600,000	600,047
0.375%, 03/15/15	6,920,000	6,928,110
0.375%, 11/15/15	6,786,000	6,771,152
1.000%, 03/31/17	5,131,000	5,135,813
0.750%, 03/31/18	4,600,000	4,477,451
2.625%, 08/15/20	3,930,000	4,106,850

		28,019,423

Total U.S. Treasury Obligations (Cost $33,515,167)		33,477,836

Money Market Fund 0.7%
State Street Institutional Treasury Money Market Fund, Institutional Class, 0.00%(a)	241,014	241,014

Total Money Market Fund (Cost $241,014)		241,014

Total Investments (Cost $33,756,181) — 99.0%		33,718,850
Other Assets in Excess of Liabilities — 1.0%		330,753

Net Assets — 100.0%		$34,049,603

(a)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

U.S. Government Securities Ultra-Short Bond Fund

	Shares or Principal Amount($)	Value($)
Asset-Backed Security 0.1%

Student Loan Asset Backed Security 0.1%
SMS Student Loan Trust, Series 1999-B, Cl A2, 0.516%, 04/30/29(a)	2,021,127	2,010,324

Total Asset-Backed Security (Cost $2,016,811)		2,010,324

Collateralized Mortgage Obligations 31.2%

Agency Collateralized Mortgage Obligations 22.2%

Federal Home Loan Bank
Series Y2-2015, Cl 1, 2.600%, 04/20/15	2,877,628	2,946,976

Federal Home Loan Mortgage Corporation
Series 3000, Cl FG, 0.493%, 07/15/25(a)	3,433,618	3,438,332
Series 3065, Cl DF, REMIC, 0.573%, 04/15/35(a)	41,466,337	41,637,593
Series 3135, Cl FC, 0.493%, 04/15/26(a)	2,880,016	2,886,199
Series 3232, Cl KF, 0.643%, 10/15/36(a)	4,426,057	4,456,367
Series 3264, Cl FB, 0.563%, 01/15/37(a)	2,569,379	2,579,112
Series 3320, Cl FC, 0.363%, 05/15/37(a)	7,150,482	7,141,594
Series 3450, Cl AF, 0.903%, 05/15/38(a)	2,781,949	2,805,343
Series 3511, Cl FA, 1.193%, 02/15/39(a)	10,995,027	11,123,240
Series 3574, Cl MA, 4.000%, 09/15/21	3,230,411	3,348,506
Series 3593, Cl F, 0.698%, 03/15/36(a)	6,888,121	6,976,640
Series 3792, Cl DF, REMIC, 0.593%, 11/15/40(a)	5,113,520	5,142,902
Series 3812, Cl BE, 2.750%, 09/15/18	7,206,719	7,429,997
Series 3824, Cl FA, REMIC, 0.343%, 03/15/26(a)	20,084,088	20,053,098

		119,018,923

Federal National Mortgage Association
Series 2005-40, Cl FB, 0.443%, 05/25/35(a)	2,561,061	2,562,483
Series 2005-92, Cl UF, 0.543%, 10/25/25(a)	3,188,644	3,195,194
Series 2006-84, Cl FQ, 0.743%, 09/25/36(a)	4,983,079	5,028,375
Series 2007-102, Cl FA, 0.763%, 11/25/37(a)	6,222,952	6,275,194
Series 2007-109, Cl NF, 0.743%, 12/25/37(a)	12,143,548	12,269,647
Series 2007-2, Cl FM, 0.443%, 02/25/37(a)	2,440,789	2,438,594
Series 2007-30, Cl WF, 0.433%, 04/25/37(a)	14,629,266	14,631,592
Series 2007-4, Cl DF, 0.638%, 02/25/37(a)	1,849,524	1,853,913
Series 2007-54, Cl KF, 0.503%, 06/25/37(a)	6,783,275	6,777,476
Series 2007-88, CI JF, 0.743%, 04/25/37(a)	8,978,591	9,094,468
Series 2008-18, Cl FE, 0.923%, 03/25/38(a)	3,764,307	3,791,997
Series 2009-37, Cl HA, 4.000%, 04/25/19	277,799	294,355
Series 2010-134, Cl BF, 0.623%, 10/25/40(a)	13,892,747	13,955,820
Series 2010-42, Cl AF, 0.793%, 05/25/40(a)	8,232,970	8,305,206
Series 2011-38, Cl AH, 2.750%, 05/25/20	5,455,549	5,623,820
Series 2011-M1, Cl FA, 0.643%, 06/25/21(a)	48,370,868	48,805,916
Series 2012-142, Cl AC, REMIC, 2.000%, 12/25/42	10,000,000	10,145,660
Series 2012-M11, Cl FA, 0.723%, 08/25/19(a)	19,435,545	19,483,706
Series 2012-M9, Cl ASQ2, 1.513%, 12/25/17	6,770,081	6,701,575

		181,234,991

Government National Mortgage Association
Series 2010-97, Cl A, 2.321%, 01/16/32	49,611	49,595

See Notes to Schedules of Portfolio Investments.

Mortgage-Linked Amortizing Notes
Series 2012-1, Cl A10, 2.060%, 01/15/22	14,037,746	14,238,275

NCUA Guaranteed Notes
Series 2010-R1, Cl 1A, 0.643%, 10/07/20(a)	21,133,769	21,239,438
Series 2010-R1, Cl 2A, 1.840%, 10/07/20	4,910,610	4,922,886
Series 2010-R2, Cl 1A, 0.563%, 11/06/17(a)	23,982,339	23,978,502
Series 2011-C1, Cl 2A, 0.723%, 03/09/21(a)	26,777,561	26,845,388
Series 2011-R1, Cl 1A, 0.643%, 01/08/20(a)	12,595,974	12,682,635
Series 2011-R2, Cl 1A, 0.593%, 02/06/20(a)	31,112,689	31,151,580
Series 2011-R4, Cl 1A, 0.573%, 03/06/20(a)	30,851,654	30,813,089
Series 2011-R6, Cl 1A, 0.573%, 05/07/20(a)	12,950,334	12,966,522

		164,600,040

		482,088,800

Agency Collateralized Planned Amortization Class Mortgage Obligations 3.5%

Federal Home Loan Mortgage Corporation
Series 3200, Cl FP, 0.393%, 08/15/36(a)	7,020,824	6,997,950
Series 3925, Cl FD, REMIC, 0.643%, 07/15/40(a)	3,929,116	3,957,406
Series 4080, Cl NF, REMIC, 0.443%, 05/15/32(a)	15,496,271	15,496,999

		26,452,355

Federal National Mortgage Association
Series 2003-73, Cl DF, 0.643%, 10/25/32(a)	3,342,536	3,355,281
Series 2005-42, Cl PF, 0.393%, 05/25/35(a)	3,736,493	3,732,846
Series 2005-57, Cl EG, 0.493%, 03/25/35(a)	3,247,231	3,250,137
Series 2006-123, Cl PF, 0.453%, 01/25/37(a)	9,833,075	9,834,471
Series 2006-79, Cl GF, 0.593%, 08/25/36(a)	21,797,580	21,952,103
Series 2008-24, Cl PF, REMIC, 0.843%, 02/25/38(a)	4,353,930	4,401,275

		46,526,113

Government National Mortgage Association
Series 2009-69, Cl PV, REMIC, 4.000%, 08/20/39	2,334,118	2,457,184

		75,435,652

Commercial Mortgage Backed Securities 5.5%

FDIC Structured Sale Guaranteed Notes
Series 2011-C1, Cl A, 1.840%, 04/25/31(a)(b)	20,739,006	20,942,165

Federal Home Loan Mortgage Corporation
Series K705, Cl A1, 1.626%, 07/25/18	3,119,463	3,164,084
Series K706, Cl A1, 1.691%, 06/25/18	2,363,655	2,400,998
Series KF01, Cl A, 0.543%, 04/25/19(a)	18,914,035	18,948,989

		24,514,071

Federal National Mortgage Association
Series 2010-M4, Cl A1, 2.520%, 06/25/20	4,211,875	4,350,960
Series 2012-M13, Cl ASQ1, 1.012%, 08/25/17	4,000,071	4,013,391
Series 2012-M17, Cl ASQ2, 0.953%, 11/25/15	26,000,000	26,141,596
Series 2013-M1, Cl ASQ2, 1.074%, 11/25/16	20,000,000	19,977,720
Series 2013-M2, Cl AFL, 0.543%, 01/25/23(a)	19,597,498	19,565,730

		74,049,397

		119,505,633

Total Collateralized Mortgage Obligations (Cost $675,044,696)		677,030,085

See Notes to Schedules of Portfolio Investments.

U.S. Government Agency Mortgages 68.2%

Federal Home Loan Mortgage Corporation
Pool #G14516, 3.500%, 05/01/27	14,798,281	15,375,731
Pool #972122, 2.100%, 06/01/33(a)	41,140	42,226
Pool #847615, 2.557%, 07/01/33(a)	6,891,503	7,360,835
Pool #781028, 2.349%, 11/01/33(a)	4,111,209	4,349,094
Pool #1B8683, 2.738%, 04/01/34(a)	20,586,814	21,919,153
Pool #848744, 2.684%, 05/01/34(a)	28,349,180	30,117,558
Pool #847308, 2.437%, 07/01/34(a)	276,814	293,556
Pool #1B1889, 2.853%, 07/01/34(a)	27,623,410	29,130,634
Pool #848736, 2.736%, 05/01/35(a)	44,768,077	47,524,594
Pool #848797, 2.679%, 07/01/35(a)	5,927,867	6,294,006
Pool #1L0256, 2.380%, 11/01/35(a)	5,790,627	6,141,572
Pool #1Q0025, 2.702%, 02/01/36(a)	5,536,171	5,880,003
Pool #1H2602, 2.350%, 03/01/36(a)	5,645,201	5,995,974
Pool #1N0169, 2.118%, 07/01/36(a)	768,769	812,744
Pool #1Q1407, 2.398%, 07/01/36(a)	16,323,046	17,354,226
Pool #848747, 2.759%, 07/01/36(a)	26,938,940	28,827,743
Pool #848795, 2.721%, 10/01/36(a)	2,801,780	2,990,866
Pool #848569, 2.528%, 11/01/36(a)	22,865,191	24,197,142
Pool #848133, 3.525%, 11/01/36(a)	2,028,177	2,167,934
Pool #1G2585, 3.200%, 12/01/36(a)	175,167	186,962
Pool #1Q1404, 2.689%, 01/01/37(a)	18,422,991	19,623,175
Pool #1J0331, 2.840%, 03/01/37(a)	837,096	899,798
Pool #1Q1195, 2.480%, 05/01/37(a)	23,824,374	25,329,357
Pool #848796, 2.689%, 05/01/37(a)	44,981,547	47,865,733
Pool #1Q1282, 2.260%, 07/01/37(a)	5,543,757	5,862,993
Pool #1N1664, 2.588%, 07/01/37(a)	5,985,903	6,393,782
Pool #1J0533, 2.850%, 07/01/37(a)	32,934	35,051
Pool #848852, 2.766%, 08/01/37(a)	32,963,842	35,052,768
Pool #1Q0652, 2.377%, 02/01/38(a)	2,941,787	3,133,008
Pool #1Q1405, 3.329%, 04/01/39(a)	6,494,201	6,927,585
Pool #1Q1420, 3.186%, 09/01/39(a)	25,486,994	27,251,849
Pool #1B4755, 3.504%, 06/01/40(a)	6,966,322	7,352,294

		442,689,946

Federal National Mortgage Association
Pool #386424, 4.190%, 07/01/13	59,581	59,576
Pool #386441, 4.220%, 08/01/13	11,903	11,902
Pool #735065, 4.323%, 08/01/13	17,386	17,325
Pool #360500, 6.255%, 09/01/13	26,285,000	26,241,580
Pool #555910, 4.878%, 10/01/13	2,082,353	2,082,507
Pool #555806, 5.187%, 10/01/13	1,140,944	1,140,079
Pool #555850, 4.721%, 11/01/13	425,963	425,924
Pool #725324, 5.419%, 11/01/13	339,072	339,018
Pool #386742, 4.870%, 01/01/14	4,663,558	4,736,483
Pool #386802, 4.900%, 01/01/14	4,580,082	4,579,343
Pool #AD0192, 4.903%, 01/01/14	1,626,099	1,631,539
Pool #958216, 5.370%, 01/01/14	2,909,412	2,909,134
Pool #958368, 4.710%, 03/01/14	13,110,590	13,200,222
Pool #386925, 4.360%, 04/01/14	419,339	424,403
Pool #958806, 3.850%, 05/01/14	939,839	950,773
Pool #958789, 3.920%, 06/01/14	8,194,269	8,312,755
Pool #462846, 4.150%, 07/01/14	1,790,248	1,823,578
Pool #AD0173, 3.925%, 08/01/14	1,642,360	1,661,561
Pool #735028, 5.749%, 09/01/14	5,005,536	5,171,778
Pool #735387, 4.907%, 04/01/15	140,035	147,258
Pool #735953, 4.997%, 08/01/15	23,285	24,840
Pool #462011, 5.155%, 08/01/15	139,951	148,256

See Notes to Schedules of Portfolio Investments.

Pool #465949, 2.040%, 09/01/15	9,655,009	9,669,518
Pool #465821, 2.900%, 09/01/15	1,050,764	1,089,671
Pool #387590, 4.900%, 09/01/15	1,972,740	2,107,290
Pool #462018, 5.365%, 09/01/15	441,831	470,653
Pool #466111, 2.030%, 10/01/15	11,310,000	11,359,947
Pool #465951, 2.040%, 10/01/15	6,657,254	6,686,716
Pool #465952, 2.040%, 10/01/15	8,416,346	8,453,594
Pool #466534, 2.040%, 11/01/15	1,295,000	1,325,693
Pool #745100, 4.849%, 11/01/15	7,099,861	7,582,743
Pool #462085, 5.315%, 11/01/15	4,723,214	5,095,000
Pool #387740, 5.245%, 12/01/15	1,158,663	1,254,958
Pool #467123, 2.760%, 01/01/16	12,500,000	12,981,322
Pool #467141, 2.780%, 01/01/16	6,869,286	7,143,707
Pool #467080, 3.090%, 01/01/16	15,070,000	15,705,362
Pool #467200, 3.360%, 01/01/16	4,820,149	4,914,501
Pool #745504, 5.139%, 02/01/16	10,861,711	11,768,881
Pool #745530, 5.272%, 04/01/16	127,852	139,306
Pool #467607, 3.090%, 05/01/16	4,966,240	5,195,406
Pool #745727, 5.261%, 05/01/16	4,751,309	5,131,544
Pool #380240, 6.590%, 05/01/16	856,948	856,144
Pool #468647, 2.260%, 07/01/16	17,930,000	18,513,329
Pool #462237, 5.525%, 07/01/16	157,990	176,520
Pool #745764, 5.724%, 07/01/16	12,411,041	13,793,738
Pool #468795, 2.470%, 08/01/16	15,200,000	15,785,214
Pool #463420, 4.050%, 09/01/16	6,372,967	6,626,983
Pool #888015, 5.537%, 11/01/16	527,085	584,977
Pool #469673, 2.080%, 12/01/16	5,135,000	5,266,850
Pool #470340, 2.090%, 01/01/17	4,546,781	4,661,640
Pool #735745, 4.992%, 01/01/17	78,903	82,841
Pool #874903, 5.520%, 05/01/17	974,790	1,095,377
Pool #889232, 5.495%, 06/01/17	3,042,101	3,428,664
Pool #888969, 5.932%, 11/01/17	3,081,439	3,563,678
Pool #467288, 2.800%, 03/01/18	1,075,826	1,124,407
Pool #AM3464, 1.180%, 05/01/18	17,165,000	16,616,101
Pool #AM3462, 1.360%, 05/01/18	11,980,369	12,012,204
Pool #469334, 0.628%, 10/01/18(a)	12,790,000	12,812,958
Pool #469482, 1.028%, 10/01/18(a)	13,420,000	13,455,594
Pool #469408, 0.948%, 11/01/18(a)	38,075,000	38,126,379
Pool #AM1828, 0.498%, 12/01/19(a)	17,500,000	17,559,894
Pool #466804, 0.778%, 12/01/20(a)	13,370,000	13,408,229
Pool #470556, 0.898%, 12/01/20(a)	21,070,000	21,230,491
Pool #469856, 0.988%, 12/01/21(a)	17,690,000	17,750,906
Pool #AM0400, 0.678%, 08/01/22(a)	17,500,000	17,530,012
Pool #AM1102, 0.493%, 10/01/22(a)	26,750,000	26,824,991
Pool #AM1444, 0.463%, 11/01/22(a)	13,107,347	13,131,355
Pool #AM1796, 0.498%, 12/01/22(a)	19,729,102	19,762,448
Pool #AM2224, 0.528%, 01/01/23(a)	14,994,586	15,019,417
Pool #AM2292, 0.548%, 01/01/23(a)	37,473,272	37,550,915
Pool #AM2923, 0.538%, 04/01/23(a)	17,335,000	17,361,827
Pool #AP6765, 2.500%, 09/01/27	4,891,280	4,927,988
Pool #AP6769, 2.500%, 09/01/27	2,184,927	2,201,316
Pool #AP6771, 2.500%, 10/01/27	2,923,355	2,943,987
Pool #635082, 2.249%, 05/01/32(a)	74,463	79,160
Pool #604921, 2.193%, 10/01/32(a)	93,077	98,607
Pool #671993, 2.481%, 12/01/32(a)	14,378	14,646
Pool #AE0044, 1.908%, 03/01/33(a)	2,327,932	2,512,124
Pool #689966, 2.260%, 04/01/33(a)	896,008	954,620
Pool #555468, 2.350%, 05/01/33(a)	246,144	260,644
Pool #711466, 2.755%, 05/01/33(a)	31,594	31,644
Pool #733703, 2.724%, 08/01/33(a)	3,314,125	3,535,127

See Notes to Schedules of Portfolio Investments.

Pool #555756, 3.290%, 08/01/33(a)	2,528,061	2,693,532
Pool #386320, 4.550%, 10/01/33	179,781	181,746
Pool #725126, 2.709%, 12/01/33(a)	2,345,480	2,489,207
Pool #793025, 2.022%, 07/01/34(a)	593,462	633,808
Pool #AL0222, 2.330%, 07/01/34(a)	17,470,736	18,555,844
Pool #801510, 2.008%, 08/01/34(a)	1,705,748	1,791,995
Pool #794939, 1.760%, 10/01/34(a)	28,116	29,189
Pool #745707, 2.736%, 12/01/34(a)	12,730,333	13,579,072
Pool #AD0064, 2.043%, 01/01/35(a)	15,579,855	16,457,188
Pool #805338, 2.280%, 01/01/35(a)	161,124	169,315
Pool #813718, 2.321%, 01/01/35(a)	11,986,493	12,743,995
Pool #809384, 2.340%, 01/01/35(a)	404,346	431,061
Pool #809772, 2.334%, 02/01/35(a)	293,368	308,609
Pool #820598, 1.949%, 03/01/35(a)	786,634	825,313
Pool #814686, 2.101%, 03/01/35(a)	203,651	208,342
Pool #735545, 2.478%, 03/01/35(a)	4,058,568	4,334,308
Pool #995609, 2.866%, 04/01/35(a)	3,187,716	3,397,562
Pool #822302, 2.705%, 05/01/35(a)	5,264,534	5,607,837
Pool #821373, 2.340%, 06/01/35(a)	928,671	976,845
Pool #735766, 2.238%, 07/01/35(a)	1,113,482	1,199,088
Pool #735810, 3.030%, 08/01/35(a)	1,615,883	1,720,157
Pool #817467, 2.030%, 09/01/35(a)	3,930,214	4,204,914
Pool #829334, 2.494%, 09/01/35(a)	84,458	89,457
Pool #AL0505, 2.492%, 11/01/35(a)	14,953,631	15,843,097
Pool #AD0377, 2.005%, 01/01/36(a)	3,176,752	3,351,110
Pool #995540, 2.316%, 01/01/36(a)	10,282,831	10,939,058
Pool #888722, 2.444%, 01/01/36(a)	3,025,438	3,171,459
Pool #995542, 2.520%, 02/01/36(a)	6,269,039	6,663,376
Pool #AE0329, 2.260%, 06/01/36(a)	2,463,364	2,625,865
Pool #AL2202, 2.570%, 06/01/36(a)	14,680,041	15,629,269
Pool #AL0854, 2.640%, 06/01/36(a)	9,201,976	9,775,036
Pool #AL1535, 2.839%, 06/01/36(a)	24,219,024	25,912,304
Pool #888859, 2.605%, 10/01/36(a)	1,114,822	1,173,666
Pool #745975, 2.270%, 11/01/36(a)	3,515,118	3,745,867
Pool #903166, 2.418%, 11/01/36(a)	3,190,930	3,394,544
Pool #AA3517, 2.563%, 11/01/36(a)	8,696,714	9,239,577
Pool #917290, 2.602%, 11/01/36(a)	4,173,732	4,436,928
Pool #909313, 1.977%, 12/01/36(a)	1,975,722	2,087,914
Pool #AL0968, 2.666%, 12/01/36(a)	23,548,331	25,121,501
Pool #905857, 2.827%, 12/01/36(a)	179,444	192,142
Pool #906216, 2.562%, 01/01/37(a)	2,582,161	2,765,861
Pool #888180, 2.569%, 01/01/37(a)	3,466,345	3,655,882
Pool #535990, 2.391%, 04/01/37(a)	792,298	846,832
Pool #AA3518, 2.483%, 05/01/37(a)	11,406,091	12,111,397
Pool #AL0872, 2.014%, 07/01/37(a)	5,053,746	5,331,521
Pool #AL0960, 2.644%, 07/01/37(a)	24,541,041	26,043,513
Pool #995059, 2.438%, 08/01/37(a)	2,414,510	2,582,650
Pool #AL1306, 2.639%, 09/01/37(a)	10,497,191	11,159,551
Pool #AE0427, 2.467%, 10/01/37(a)	9,376,390	9,986,839
Pool #AD0380, 2.593%, 10/01/37(a)	12,324,665	13,090,484
Pool #AE0332, 2.543%, 11/01/37(a)	8,212,415	8,700,970
Pool #AL0966, 2.623%, 11/01/37(a)	7,710,582	8,165,137
Pool #AL0967, 2.623%, 04/01/38(a)	22,390,282	23,866,680
Pool #889807, 2.567%, 08/01/38(a)	12,647,751	13,482,622
Pool #AL0270, 2.579%, 08/01/38(a)	19,138,731	20,123,020
Pool #AE0107, 3.077%, 10/01/38(a)	4,576,294	4,894,198
Pool #AE0279, 2.994%, 11/01/38(a)	1,941,859	2,074,825
Pool #AE0057, 3.063%, 02/01/39(a)	7,581,223	8,085,024
Pool #AE0066, 2.292%, 09/01/39(a)	23,945,030	25,468,177
Pool #725874, 2.351%, 09/01/39(a)	104,552	111,118

		1,035,866,990

See Notes to Schedules of Portfolio Investments.

NCUA Guaranteed Notes Trust 2010-A1
Series 2010-A1, Cl A, 0.543%, 12/07/20(a)	2,502,854	2,509,862

Total U.S. Government Agency Mortgages (Cost $1,459,838,746)		1,481,066,798

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%(c)	4,117,635	4,117,635

Total Money Market Fund (Cost $4,117,635)		4,117,635

Total Investments (Cost $2,141,017,888) — 99.7%		2,164,224,842
Other Assets in Excess of Liabilities — 0.3%		5,653,526

Net Assets — 100.0%		$2,169,878,368

(a)	Variable or floating rate security. Rate disclosed is as of June 30, 2013.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment adviser/subadviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent 1.0% of net assets as of June 30, 2013.
(c)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

Investment Abbreviations

REMIC	– Real Estate Mortgage Investment Conduit

Open Futures Contracts

At June 30, 2013, the Fund’s open futures contracts was as follows:

Description	Position	Notional Amount	Expiration Month	Contracts	Unrealized Appreciation
U.S. Treasury 5 Year Note	Short	$(48,597,045)	September 2013	400	$178,295

See Notes to Schedules of Portfolio Investments.

SCHEDULES OF PORTFOLIO INVESTMENTS

RIDGEWORTH FUNDS June 30, 2013

(Unaudited)

Virginia Intermediate Municipal Bond Fund

	Shares or Principal Amount($)	Value($)
Municipal Bonds 98.1%

Alabama 0.4%
Birmingham, Series A, GO, 0.000%, 03/01/32(a)	645,000	558,035

California 2.5%
California State, GO, 5.000%, 02/01/20	1,945,000	2,276,856
California State, GO, 5.000%, 02/01/38	1,460,000	1,525,554

		3,802,410

District of Columbia 4.8%
Metropolitan Washington D.C. Airports Authority, Airport System, Series A, RB, 5.000%, 10/01/29	2,500,000	2,672,725
Metropolitan Washington D.C. Airports Authority, Airport System, Series B, RB, 5.000%, 10/01/26, BHAC	2,175,000	2,372,381
Washington D.C. Metropolitan Area Transit Authority, Gross Revenue, Series A, RB, 5.125%, 07/01/32	2,000,000	2,136,720

		7,181,826

Georgia 1.6%
Municipal Electric Authority of Georgia, RB, 5.000%, 01/01/30	2,155,000	2,315,224

Illinois 1.1%
Illinois State, GO, 5.250%, 07/01/30(b)	1,545,000	1,570,245

North Carolina 0.7%
North Carolina State Capital Facilities Finance Agency, Educational Facilities, RB, 5.000%, 05/01/32	1,030,000	1,021,245

Puerto Rico 1.1%
Puerto Rico Sales Tax Financing Corp., Series A-1, RB, 5.000%, 08/01/43	1,760,000	1,680,941

Virginia 85.9%
Arlington County, GO, 5.000%, 03/15/15, State Aid Withholding(c)	4,500,000	4,850,910
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, Pre-refunded 05/01/2016 @ 100, NATL-RE	1,635,000	1,837,528
Bedford County Economic Development Authority, Public Facilities Lease, RB, 5.250%, 05/01/24, NATL-RE	255,000	278,990
Capital Region Airport Commission, Series A, RB, 5.000%, 07/01/22	500,000	570,600
Capital Region Airport Commission, Series A, RB, 5.000%, 07/01/23	350,000	399,091
Fairfax County, Series A, GO, 5.000%, 04/01/20, State Aid Withholding	2,000,000	2,406,560
Fairfax County Economic Development Authority, 5.000%, 04/01/36	1,500,000	1,577,085
Fairfax County Economic Development Authority, RB, 5.000%, 08/01/22(c)	3,700,000	4,235,575
Fairfax County Industrial Development Authority, RB, 5.000%, 05/15/37	1,000,000	1,039,190
Fairfax County Industrial Development Authority, Series D, RB, 5.000%, 05/15/27	1,300,000	1,398,319
Fauquier County, GO, 5.000%, 07/01/19, Pre-refunded 07/01/2016 @ 100, NATL-RE	2,100,000	2,360,316
Greater Richmond Convention Center Authority, Hotel Tax, RB, 5.000%, 06/15/16, NATL-RE	2,855,000	3,059,104
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/23	1,060,000	1,199,761
Hampton Roads Sanitation District Wastewater, RB, 5.000%, 04/01/24	2,425,000	2,735,352
Hanover County Development Authority, Regional Medical Care Project, RB, 6.375%, 08/15/18, NATL-RE(c)	4,845,000	5,289,771
Henrico County Economic Development Authority, RB, 3.000%, 06/01/18	1,790,000	1,698,352
Henrico County Economic Development Authority, RB, 5.000%, 06/01/25	770,000	773,827

See Notes to Schedules of Portfolio Investments.

Henrico County Economic Development Authority, RB, 5.000%, 11/01/30	850,000	871,633
Henrico County VA Water & Sewer Revenue, RB, 5.000%, 05/01/20	1,945,000	2,340,263
James City County Economic Development Authority, Public Facility Project, RB, 5.000%, 06/15/21, AGM	2,215,000	2,488,220
Loudoun County Industrial Development Authority, Series A, RB, 5.000%, 06/01/31	2,145,000	2,278,912
Loudoun County Sanitation Authority, Water & Sewage, RB, 5.000%, 01/01/21	2,460,000	2,955,050
New Kent County Economic Development Authority, School & Governmental Projects, RB, 5.000%, 02/01/18, AGM	2,225,000	2,469,528
Newport News, GO, 5.250%, 07/01/15, State Aid Withholding(c)	3,000,000	3,281,220
Norfolk Economic Development Authority, Health Care Facilities, Series B, RB, 5.000%, 11/01/36	2,000,000	2,073,920
Pittsylvania County, GO, 5.000%, 03/01/21	1,000,000	1,151,940
Pittsylvania County, Series B, GO, 5.000%, 03/01/22	1,000,000	1,133,750
Portsmouth, Series A, GO, 5.000%, 02/01/26, State Aid Withholding	1,900,000	2,173,467
Portsmouth, Series A, GO, 5.000%, 02/01/35, State Aid Withholding	2,000,000	2,151,360
Portsmouth, Series D, GO, 5.000%, 07/15/23	1,250,000	1,439,175
Richmond, GO, 5.000%, 07/15/24, Pre-refunded 07/15/2016 @ 100, AGM	1,435,000	1,615,724
Richmond, Series A, GO, 5.000%, 03/01/31, State Aid Withholding	1,000,000	1,087,150
Richmond, Series A, RB, 5.000%, 01/15/33	2,000,000	2,178,920
Richmond, Series B, GO, 5.000%, 07/15/18	2,000,000	2,332,560
Richmond Industrial Development Authority, Government Facilities, RB, 5.000%, 07/15/18, AMBAC	1,795,000	1,948,598
Riverside Regional Jail Authority, RB, 5.000%, 07/01/25	1,000,000	1,092,610
Roanoke, Series B, GO, 5.000%, 02/01/24, Pre-refunded 02/01/2015 @ 101, State Aid Withholding	2,500,000	2,704,300
Roanoke Economic Development Authority, Hospital Revenue, RB, 5.000%, 07/01/27	1,000,000	1,064,890
Smyth County Industrial Development Authority, Mountain States Health Alliance, RB, 5.000%, 07/01/23	1,000,000	1,055,280
Suffolk, GO, 5.000%, 06/01/20, State Aid Withholding	1,545,000	1,837,731
Tobacco Settlement Financing Corp., RB, 5.500%, 06/01/26, MSF(c)	3,440,000	3,678,770
Virginia Beach, Public Improvement, Series C, GO, 5.000%, 09/15/16	2,325,000	2,626,808
Virginia College Building Authority, Educational Facilities Project, Series B, RB, 5.000%, 03/01/21	1,450,000	1,717,119
Virginia College Building Authority, Educational Facilities Project, Washington & Lee University, RB, 5.375%, 01/01/21, MSF(c)	3,950,000	4,593,811
Virginia College Building Authority, Public Higher Educational Financing Program, Series A, RB, 5.000%, 09/01/17, State Aid Withholding(c)	3,000,000	3,351,720
Virginia Commonwealth Transportation Board, RB, 5.000%, 05/15/21	3,500,000	4,172,525
Virginia Commonwealth University, Health System Authority, RB, 5.000%, 07/01/30	1,460,000	1,531,642
Virginia Housing Development Authority, Commonwealth Mortgage, Series A-1, RB, 3.650%, 01/01/18, GO of Authority	1,205,000	1,291,386
Virginia Housing Development Authority, Commonwealth Mortgage, Series E, RB, 6.000%, 07/01/25, GO of Authority(c)	1,990,000	2,184,642
Virginia Public Building Authority Facilities, Series A, RB, 5.000%, 08/01/26	2,500,000	2,797,400
Virginia Public Building Authority Facilities, Series B, RB, 5.000%, 08/01/20, ST APPROP(c)	4,000,000	4,712,760
Virginia Public School Authority, School Financing, RB, 5.000%, 07/15/26, State Aid Withholding	2,000,000	2,227,440
Virginia Resources Authority Clean Water, Revolving Fund, RB, 5.000%, 10/01/16	2,030,000	2,293,819
Virginia Resources Authority Infrastructure, Pooled Financing Program, Series A, RB, 5.000%, 11/01/18(c)	2,775,000	3,268,284
Virginia Small Business Financing Authority, AMT, RB, 5.000%, 07/01/34	3,000,000	2,744,700
Virginia State, Series A, GO, 5.000%, 06/01/19, Pre-refunded 06/01/2014 @ 100(c)	3,170,000	3,308,180
Winchester, GO, 5.000%, 11/01/18, Pre-refunded 11/01/2015 @ 100, NATL-RE/FGIC	2,000,000	2,204,440

		128,141,978

Total Municipal Bonds (Cost $141,753,965)		146,271,904

See Notes to Schedules of Portfolio Investments.

Money Market Fund 1.6%
Federated Virginia Municipal Cash Trust, Institutional Share, 0.01%(d)	2,375,993	2,375,993

Total Money Market Fund (Cost $2,375,993)		2,375,993

Total Investments (Cost $144,129,958) — 99.7%		148,647,897
Other Assets in Excess of Liabilities — 0.3%		504,441

Net Assets — 100.0%		$149,152,338

(a)	Step bond. The rate shown is the rate in effect as of June 30, 2013.
(b)	All or a portion of this security has been purchased on a when-issued or delayed-delivery basis.
(c)	All or a portion of this security has been segregated, or otherwise earmarked, in connection with obligations for when-issued or delayed-delivery purchase commitments.
(d)	Rate disclosed, the 7 day net yield, is as of June 30, 2013.

Investment Abbreviations

AGM	– Security guaranteed by Assured Guaranty Municipal Corporation
AMBAC	– Security guaranteed by American Municipal Bond Assurance Corporation
AMT	– Income subject to Alternative Minimum Tax
BHAC	– Security guaranteed by Berkshire Hathaway Assurance Corporation
FGIC	– Security guaranteed by Financial Guaranty Insurance Company
GO	– General Obligation
MSF	– Mandatory Sinking Fund
NATL-RE	– Reinsurance provided by National Public Finance Guarantee Corporation
RB	– Revenue Bond
ST APPROP	– State Appropriation

See Notes to Schedules of Portfolio Investments.

Notes to Schedules of Portfolio Investments

1. Organization

The RidgeWorth Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company offering the following funds as of June 30, 2013: Aggressive Growth Stock Fund, International Equity Fund, International Equity Index Fund, Large Cap Growth Stock Fund, Large Cap Value Equity Fund, Mid-Cap Value Equity Fund, Select Large Cap Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund, Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy, Moderate Allocation Strategy, Core Bond Fund, Corporate Bond Fund, Georgia Tax-Exempt Bond Fund, High Grade Municipal Bond Fund, High Income Fund, Intermediate Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund, Limited-Term Federal Mortgage Securities Fund, North Carolina Tax-Exempt Bond Fund, Seix Floating Rate High Income Fund, Seix High Yield Fund, Short-Term Bond Fund, Short-Term Municipal Bond Fund, Short-Term U.S. Treasury Securities Fund, Total Return Bond Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund, and Virginia Intermediate Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”). RidgeWorth Investments (“Investment Adviser”), a majority-owned subsidiary of SunTrust Banks, Inc. (“SunTrust”), serves as the investment adviser to the Funds.

The Trust’s officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following are significant accounting policies consistently followed by the Funds in the preparation of its Schedules of Portfolio Investments (each, a “Schedule” and collectively, the “Schedules”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Schedules. These estimates could cause actual results to differ.

(a) Investment Valuation - Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The prices are provided by independent pricing vendors approved by the Board of Trustee of the Trust (the “Board”). Debt securities are valued at the last quoted bid price, which is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.

The Funds, in accordance with GAAP, have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•

Level 1— Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in underlying funds and money market funds are valued at their NAV daily and are classified as Level 1 prices.

•

Level 2—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain asset and mortgage backed products, less liquid listed equities, and state, municipal and provincial obligations.

•

Level 3—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, each of the Funds values these securities as determined in accordance with the Pricing and Valuation Procedures approved by the Board. The Pricing and Valuation Procedures are performed and monitored by a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons which may necessitate that a security be fair valued in accordance with the Pricing and Valuation Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is fair valued in accordance with the Pricing and Valuation Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value and such securities are considered Level 2 in the fair value hierarchy. Certain Funds hold securities or other assets that are denominated in a foreign currency. The Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time) when valuing such assets. Under the Pricing and Valuation Procedures, such securities may be considered Level 2 or Level 3 in the fair value hierarchy.

The assets of Aggressive Growth Allocation Strategy, Conservative Allocation Strategy, Growth Allocation Strategy and Moderate Allocation Strategy consist of investments in other funds including affiliated funds (See Note 4), which are valued at their respective daily net asset values.

The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value as of June 30, 2013:

Asset Valuation Inputs:

Aggressive Growth Stock Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks[1]	$20,192,020	$—	$—	$20,192,020
Money Market Fund	62,110	—	—	62,110

Total Investments	$20,254,130	$—	$—	$20,254,130

International Equity Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Common Stocks[1]	$26,872,106	$—	$—		$26,872,106
Preferred Stock[1]	403,121	—	—		403,121
Short-Term Investment	—	467,500	—		467,500
Money Market Fund	838,339	—	—		838,339

Total Investments	$28,113,566	$467,500	—		$28,581,066

International Equity Index Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Common Stocks[1]	$50,078,400	$—	$0	[4]	$50,078,400
Preferred Stocks[1]	500,051	—	—		500,051
Rights[1]	3,949	—	0	[4]	3,949
Exchange Traded Funds	2,918,351	—	—		2,918,351
Trust	11,208	—	—		11,208
Short-Term Investment	—	583,770	—		583,770
Money Market Fund	92,885	—	—		92,885

Total Investments	$53,604,844	$583,770	$0	[4]	$54,188,614

Large Cap Growth Stock Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Common Stocks[1]	$251,754,374	$—	$—		$251,754,374
Short-Term Investment	—	1,290,600	—		1,290,600
Money Market Fund	2,564,314	—	—		2,564,314

Total Investments	$254,318,688	$1,290,600	$—		$255,609,288

Large Cap Value Equity Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Common Stocks[1]	$1,769,623,565	$—	$—		$1,769,623,565
Short-Term Investment	—	19,262,225	—		19,262,225
Money Market Fund	31,648,697	—	—		31,648,697

Total Investments	$1,801,272,262	$19,262,225	$—		$1,820,534,487

Mid-Cap Value Equity Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Common Stocks[1]	$2,888,944,983	$—	$—		$2,888,944,983
Short-Term Investment	—	173,228,200	—		173,228,200
Money Market Fund	46,310,225	—	—		46,310,225

Total Investments	$2,935,255,208	$173,228,200	$—		$3,108,483,408

Select Large Cap Growth Stock Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Common Stocks[1]	$31,283,820	$—	$—		$31,283,820
Money Market Fund	300,745	—	—		300,745

Total Investments	$31,584,565	$—	$—		$31,584,565

Small Cap Growth Stock Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks[1]	$169,971,883	$—	$—	$169,971,883
Short-Term Investment	—	22,790,724	—	22,790,724
Money Market Fund	4,897,999	—	—	4,897,999

Total Investments	$174,869,882	$22,790,724	$—	$197,660,606

Small Cap Value Equity Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks[1]	$1,598,058,962	$—	$—	$1,598,058,962
Money Market Fund	19,478,738	—	—	19,478,738

Total Investments	$1,617,537,700	$—	$—	$1,617,537,700

Aggressive Growth Allocation Strategy	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Funds	$15,944,550	$—	$—	$15,944,550
Fixed Income Funds	3,419,364	—	—	3,419,364
Exchange Traded Funds	3,175,764	—	—	3,175,764
Money Market Fund	182,160	—	—	182,160

Total Investments	$22,721,838	$—	$—	$22,721,838

Conservative Allocation Strategy	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Funds	$16,686,188	$—	$—	$16,686,188
Fixed Income Funds	37,777,938	—	—	37,777,938
Exchange Traded Funds	4,471,017	—	—	4,471,017
Money Market Fund	309,919	—	—	309,919

Total Investments	$59,245,062	$—	$—	$59,245,062

Growth Allocation Strategy	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Funds	$40,036,913	$—	$—	$40,036,913
Fixed Income Funds	16,172,519	—	—	16,172,519
Exchange Traded Funds	8,488,509	—	—	8,488,509
Money Market Fund	761,807	—	—	761,807

Total Investments	$65,459,748	$—	$—	$65,459,748

Moderate Allocation Strategy	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Equity Funds	$73,618,577	$—	$—	$73,618,577
Fixed Income Funds	71,695,644	—	—	71,695,644
Exchange Traded Funds	16,448,196	—	—	16,448,196
Money Market Fund	1,775,623	—	—	1,775,623

Total Investments	$163,538,040	$—	$—	$163,538,040

Core Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Asset-Backed Securities[1]	$—	$4,866,824	$—		$4,866,824
Collateralized Mortgage Obligations[1]	—	27,980,407	—		27,980,407
Corporate Bonds[1]	—	88,673,340	—		88,673,340
U.S. Government Agency Mortgages[1]	—	100,237,563	—		100,237,563
U.S. Treasury Obligations[1]	—	128,776,825	—		128,776,825
Preferred Stocks[1]	3,020,293	—	—		3,020,293
Short-Term Investment	—	1,260,775	—		1,260,775
Money Market Fund	37,988,754	—	—		37,988,754

Total Investments	$41,009,047	$351,795,734	$—		$392,804,781

Corporate Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Corporate Bonds[1]	$—	$58,232,959	$—		$58,232,959
Preferred Stocks[1]	2,965,479	—	—		2,965,479
Money Market Fund	909,273	—	—		909,273

Total Investments	$3,874,752	$58,232,959	$—		$62,107,711

Georgia Tax-Exempt Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Municipal Bonds[2]	$—	$140,691,413	$—		$140,691,413

Total Investments	$—	$140,691,413	$—		$140,691,413

High Grade Municipal Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Municipal Bonds[2]	$—	$57,479,779	$—		$57,479,779
Money Market Fund	13,372,328	—	—		13,372,328

Total Investments	$13,372,328	$57,479,779	$—		$70,852,107

High Income Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Bank Loans[1]	$—	$33,408,763	$—		$33,408,763
Corporate Bonds[1]	—	725,220,707	0	[4]	725,220,707
Convertible Corporate Bond[1]	—	2,147,681	—		2,147,681
Preferred Stocks[1]	3,154,916	—	—		3,154,916
Convertible Preferred Stock[1]	8,024,178	—	—		8,024,178
Common Stock	—	1,059,480	—		1,059,480
U.S. Treasury Obligations[1]	—	729,980	—		729,980
Short-Term Investment	—	61,386,989	—		61,386,989
Money Market Fund	32,838,855	—	—		32,838,855

Total Investments	$44,017,949	$823,953,600	$0	[4]	$867,971,549

Intermediate Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Collateralized Mortgage Obligation[1]	$—	$1,805,637	$—		$1,805,637
Corporate Bonds[1]	—	238,316,481	—		238,316,481
U.S. Government Agency Mortgages[1]	—	86,858,364	—		86,858,364
U.S. Treasury Obligations[1]	—	502,227,973	—		502,227,973
Preferred Stocks[1]	10,136,992	—	—		10,136,992
Short-Term Investment	—	5,250,325	—		5,250,325
Money Market Fund	44,675,473	—	—		44,675,473

Total Investments	$54,812,465	$834,458,780	$—		$889,271,245

Investment Grade Tax-Exempt Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Municipal Bonds[2]	$—	$802,379,692	$—		$802,379,692
Money Market Fund	73,700,753	—	—		73,700,753

Total Investments	$73,700,753	$802,379,692	$—		$876,080,445

Limited Duration Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Asset-Backed Securities[1]	$—	$1,193,587	$—		$1,193,587
Collateralized Mortgage Obligations[1]	—	3,877,078	—		3,877,078
U.S. Government Agency Mortgages[1]	—	356,259	—		356,259
Money Market Fund	1,208,635	—	—		1,208,635

Total Investments	$1,208,635	$5,426,924	$—		$6,635,559

Limited-Term Federal Mortgage Securities Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Collateralized Mortgage Obligations[1]	$—	$3,344,020	$—		$3,344,020
U.S. Government Agency Mortgages[1]	—	12,012,706	—		12,012,706
U.S. Treasury Obligations[1]	—	337,162	—		337,162
Money Market Fund	3,027,405	—	—		3,027,405

Total Investments	$3,027,405	$15,693,888	$—		$18,721,293

North Carolina Tax-Exempt Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Municipal Bonds[2]	$—	$48,027,760	$—		$48,027,760
Money Market Fund	2,177,333	—	—		2,177,333

Total Investments	$2,177,333	$48,027,760	$—		$50,205,093

Seix Floating Rate High Income Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Bank Loans[1]	$—	$6,094,022,618	$—		$6,094,022,618
Corporate Bonds[1]	—	344,055,105	0	[4]	344,055,105
Preferred Stock	2,449,351	—	—		2,449,351
Common Stock	—	1,380,740	—		1,380,740
Money Market Fund	802,891,847	—	—		802,891,847

Total Investments	$805,341,198	$6,439,458,463	$0	[4]	$7,244,799,661

Seix High Yield Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Bank Loans[1]	$—	$82,470,561	$—	$82,470,561
Corporate Bonds[1]	—	1,421,744,120	—	1,421,744,120
Convertible Preferred Stock	10,929,430	—	—	10,929,430
U.S. Treasury Obligations[1]	—	1,484,959	—	1,484,959
Short-Term Investment	—	107,429,356	—	107,429,356
Money Market Fund	70,565,649	—	—	70,565,649

Total Investments	$81,495,079	$1,613,128,996	$—	$1,694,624,075

Other Financial Instruments[3]
Credit Default Swap Contracts - Buy Protection Credit Risk	—	10,310	—	10,310

Total Investments	$81,495,079	$1,613,139,306	$—	$1,694,634,385

Short-Term Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asset-Backed Securities[1]	$—	$10,653,997	$—	$10,653,997
Collateralized Mortgage Obligations[1]	—	15,184,949	—	15,184,949
Corporate Bonds[1]	—	36,942,921	—	36,942,921
U.S. Government Agency Mortgages[1]	—	9,445,812	—	9,445,812
Money Market Fund	727,705	—	—	727,705

Total Investments	$727,705	$72,227,679	$—	$72,955,384

Short-Term Municipal Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds[2]	$—	$13,100,690	$—	$13,100,690
Money Market Fund	3,671,206	—	—	3,671,206

Total Investments	$3,671,206	$13,100,690	$—	$16,771,896

Short-Term U.S. Treasury Securities Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Treasury Obligations[1]	$—	$10,150,659	$—	$10,150,659
Money Market Fund	149,884	—	—	149,884

Total Investments	$149,884	$10,150,659	$—	$10,300,543

Total Return Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asset-Backed Securities[1]	$—	$19,091,067	$—	$19,091,067
Collateralized Mortgage Obligations[1]	—	84,230,311	—	84,230,311
Bank Loans[1]	—	107,451,948	—	107,451,948
Corporate Bonds[1]	—	296,408,954	—	296,408,954
U.S. Government Agency Mortgages[1]	—	338,056,461	—	338,056,461
Preferred Stocks[1]	9,965,568	—	—	9,965,568
U.S. Treasury Obligations[1]	—	415,218,886	—	415,218,886
Short-Term Investment	—	6,060,475	—	6,060,475
Money Market Fund	116,261,821	—	—	116,261,821

Total Investments	$126,227,389	$1,266,518,102	$—	$1,392,745,491

Other Financial Instruments[3]
Interest Rate Swap Contract
Interest Rate Risk	—	88,637	—	88,637
Forward Foreign Currency Contracts
Foreign Currency Risk	—	3,291,184	—	3,291,184

Total Investments	$126,227,389	$1,269,897,923	$—	$1,396,125,312

Ultra-Short Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asset-Backed Securities[1]	$—	$19,087,411	$—	$19,087,411
Collateralized Mortgage Obligations[1]	—	37,831,428	—	37,831,428
Corporate Bonds[1]	—	77,743,878	—	77,743,878
U.S. Government Agency Mortgages[1]	—	16,596,242	—	16,596,242
Money Market Fund	130,979	—	—	130,979

Total Investments	$130,979	$151,258,959	$—	$151,389,938

Other Financial Instruments[3]
Futures Contracts
Interest Rate Risk	55,486	—	—	55,486

Total Investments	$55,486	$—	$—	$55,486

U.S. Government Securities Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Input	Total
U.S. Treasury Obligations[1]	$—	$33,477,836	$—	$33,477,836
Money Market Fund	241,014	—	—	241,014

Total Investments	$241,014	$33,477,836	$—	$33,718,850

U.S. Government Securities Ultra-Short Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asset-Backed Security[1]	$—	$2,010,324	$—	$2,010,324
Collateralized Mortgage Obligations[1]	—	677,030,085	—	677,030,085
U.S. Government Agency Mortgages[1]	—	1,481,066,798	—	1,481,066,798
Money Market Fund	4,117,635	—	—	4,117,635

Total Investments	$4,117,635	$2,160,107,207	$—	$2,164,224,842

Other Financial Instruments[3]
Futures Contracts
Interest Rate Risk	178,295	—	—	178,295

Total Investments	$4,295,930	$2,160,107,207	$—	$2,164,403,137

Virginia Intermediate Municipal Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds[2]	$—	$146,271,904	$—	$146,271,904
Money Market Fund	2,375,993	—	—	2,375,993

Total Investments	$2,375,993	$146,271,904	$—	$148,647,897

Liabilities Valuation Inputs:

High Income Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments[3]
Credit Default Swap Contracts - Buy Protection Credit Risk	$—	$(45,641)	$—	$(45,641)

Total	$—	$(45,641)	$—	$(45,641)

Seix High Yield Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments[3]
Credit Default Swap Contracts - Buy Protection Credit Risk	$—	$(47,361)	$—	$(47,361)

Total	$—	$(47,361)	$—	$(47,361)

Total Return Bond Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Other Financial Instruments[3]
Credit Default Swap Contract - Buy Protection Credit Risk	$—	$(116,268)	$—	$(116,268)
Forward Foreign Currency Contracts Foreign Currency Risk	—	(2,694,936)	—	(2,694,547)

Total	$—	$(2,810,815)	$—	$(2,810,815)

1	Please see the Schedules for Sector or Country Classification.
2	Please see the Schedules for State Classification.
3	Other Financial Instruments are derivative instruments not reflected in the value of Total Investments in the Schedules, such as credit default swaps, forward foreign currency contracts and futures, which are valued at the unrealized appreciation (depreciation) on the instrument.
4	As of June 30, 2013, the securities designated as Level 3 were fair valued using significant unobservable inputs under procedures adopted by the Board. Such valuations were based on a review of inputs such as, but not limited to, values of similar securities, company specific financial information, and company specific news. For each of these securities there were no changes in the valuation techniques used since the March 31, 2013 annual report. The Level 3 securities comprised 0.0% of net assets of the Fund. As such, the Level 3 roll forward and change in unrealized appreciation (depreciation) of Level 3 securities held at year end have not been presented.

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. Each portfolio may hold securities which are periodically fair valued in accordance with the Pricing and Valuation Procedures. This may result in movements between Level 1 and Level 2 throughout the period. At June 30, 2013, there were no transfers from Level 1 to Level 2 pursuant to the Pricing and Valuation Procedures.

(b) Security Transactions — Security transactions are accounted for on a trade date basis for financial reporting purposes.

(c) Foreign Currency Translation — Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates, as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time), on the date of valuation.

(d) Derivative Instruments —  Certain Funds may enter into derivative contracts for purposes of pursuing their investment objective, to use as a substitute for a purchase or sale of a position in the underlying assets and/or as part of a strategy designed to reduce exposure to other risks. Open derivative positions at June 30, 2013 are included within each applicable Fund’s Schedule.

(e) Securities Traded on a To-Be-Announced Basis — Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date a Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Forward Foreign Currency Contracts — Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities within the Funds’ annual and semi-annual reports. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Futures Contracts – Certain Funds may enter into futures contracts to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the Statements of Assets and Liabilities within the Funds’ annual and semi-annual reports. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swap Contracts – Certain Funds may invest in swap contracts for the purpose of managing exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked-to-market daily using an independent pricing vendor. Gains or losses are realized upon termination of the swap contract. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities within the Funds annual and semi-annual reports. Risks may exceed amounts recorded in the Statement of Assets and Liabilities within the Funds annual and semi-annual reports. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap contracts.

Credit Default Swaps

Certain Funds enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS contracts involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Funds may use a CDS contact to provide protection against defaults of the issuers (i.e., to reduce risk where the Funds have exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

As a seller of protection, a Fund generally receives an upfront payment or a stream of payments throughout the term of the swap contracts provided that there is no credit event. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, a Fund effectively adds leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap contract. As a buyer of protection, a Fund generally receives an amount up to the notional value of the swap contract if a credit event occurs.

The Funds’ maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the swap contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Funds’ exposure to the counterparty). As the protection seller, the Funds’ maximum risk is the notional amount of the contract. CDS contracts are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the contract. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. Credit spreads utilized in determining the period end market value of CDS contracts on corporate or sovereign issues are disclosed in the Schedules and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS contracts on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Entering into a CDS contract involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform or disagree as to the meaning of the contractual terms in the contract, and that there are unfavorable changes in net interest rates.

Interest Rate Swaps

Certain Funds may enter into interest rate swap (“IRS”) contracts to manage exposure to interest rate risk. IRS contracts are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. IRS contracts are marked-to-market daily based upon quotations from market makers. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of IRS contracts include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(i) Securities Lending — Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of securities purchased with cash collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its Investment Adviser, subadviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities are required to be fully collateralized by cash, letters of credit or U.S. government securities. The initial value of the collateral must be at least 102% of the market value of the securities loaned, if the securities loaned are U.S. securities (105% for non-U.S. securities); and maintained in an amount equal to at least 100% (103% for non-U.S. securities) thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks; including the risk that the borrower fails to return the securities. A fee will be obtained from the borrower if letters of credit or U.S. government securities are used as collateral.

The cash collateral received is aggregated in a joint account by the Funds, providing the Investment Adviser a pool of cash to invest in short-term investments that have a remaining maturity of 397 days or less. At June 30, 2013, the cash collateral received by the Funds was pooled and invested in the following securities. Each of the Funds participating in securities lending at June 30, 2013 owned a pro-rata portion of the assets and liabilities listed below:

	Shares	Value
JPMorgan U.S. Government Money Market Fund, Capital Shares, 0.01%	93,306,370	$93,306,370
State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.00%	305,827,553	305,827,553

Total Investments (Cost $399,133,923)		399,133,923
Amount due to Lending Agent		(36,560)
Net Investment Value		$399,097,363

(j) Real Estate Investment Trusts — Certain Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. The Funds re-characterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the re-characterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a re-characterization will be made the following year.

(k) Bank Loans — Certain Funds may invest in first and second lien senior floating-rate loans (“bank loans”).These loans are made by banks and other large financial institutions to various companies and are senior in the borrowing companies’ capital structure. Coupon rates are floating, not fixed, and are tied to a benchmark lending rate. A Fund records an investment when the borrower withdraws money and records the interest as earned. Some types of senior loans in which these Funds may invest require that an open loan for a specific amount be continually offered to a borrower. These types of senior loans, commonly referred to as revolvers, contractually obligate the lender (and therefore those with an interest in the loan) to fund the loan at the borrower’s discretion. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan.

Therefore, a Fund must have funds sufficient to cover its contractual obligation. A Fund will maintain, on a daily basis, high quality, liquid assets in an amount at least equal in value to its contractual obligation to fulfill the revolving senior loan. At June 30, 2013, Seix Floating Rate High Income Fund and Total Return Bond Fund had unfunded loan commitments.

(l) Restricted Securities — Certain Funds’ investments are restricted as to resale. All of these restricted securities have been deemed liquid by the Funds’ Investment Adviser based upon procedures approved by the Board, unless stated otherwise in the Funds’ Schedules of Portfolio Investments. As of June 30, 2013, the Funds’ did not have any restricted securities.

(m)	When-Issued Securities and Forward Commitments — Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date at a fixed price. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund’s net asset value if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and will segregate or earmark liquid assets in an amount at least equal in value to its commitments to purchase when-issued and forward commitment securities or engage in other appropriate measures to “cover” its obligation. When-issued securities and the segregated liquid assets associated with such investments are presented within the Funds’ Schedules.

(n) Credit and Market Risk — Certain Funds’ investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(o) Foreign Investment Risks — Certain Funds may invest in securities of foreign issuers in various countries. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers, including governments, in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

(p) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments — Certain Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ Investment Adviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.

(q) Other Risks — Certain Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities. A Fund’s concentration of investments in securities of issuers located in a specific region or state, subjects that Fund to the economic and government policies of the region or state, and may increase risk versus that of a fund whose investments are more diversified. Please refer to each Fund’s prospectus for additional risks that may be associated with the Funds.

3. Tax Basis of Investments

As of June 30, 2013 the cost and aggregate gross unrealized appreciation and depreciation on securities were substantially the same for federal income tax purposes on securities and are listed below:

Fund	Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Stock Fund	$9,318,464	$11,002,083	$(66,417)	$10,935,666
International Equity Fund	23,114,951	5,960,569	(494,454)	5,466,115
International Equity Index Fund	35,039,122	22,003,813	(2,854,321)	19,149,492

Large Cap Growth Stock Fund	186,654,234	69,958,887	(1,003,833)	68,955,054
Large Cap Value Equity Fund	1,463,408,630	365,625,812	(8,499,955)	357,125,857
Mid-Cap Value Equity Fund	2,873,254,696	330,375,661	(95,146,949)	235,228,712
Select Large Cap Growth Stock	23,835,565	7,928,171	(179,171)	7,749,000
Small Cap Growth Stock Fund	160,543,009	40,187,610	(3,070,013)	37,117,597
Small Cap Value Equity Fund	1,319,163,398	340,540,696	(42,166,394)	298,374,302
Aggressive Growth Allocation Strategy	19,886,996	3,758,540	(923,698)	2,834,842
Conservative Allocation Strategy	57,974,544	3,150,416	(1,879,898)	1,270,518
Growth Allocation Strategy	57,761,420	9,732,744	(2,034,416)	7,698,328
Moderate Allocation Strategy	150,483,472	17,688,710	(4,634,142)	13,054,568
Core Bond Fund	395,403,884	4,156,430	(6,755,533)	(2,599,103)
Corporate Bond Fund	62,699,989	1,413,415	(2,005,693)	(592,278)
Georgia Tax-Exempt Bond Fund	138,130,303	5,385,843	(2,824,733)	2,561,110
High Grade Municipal Bond Fund	68,382,854	3,516,885	(1,047,632)	2,469,253
High Income Fund	859,910,582	25,951,294	(17,890,327)	8,060,967
Intermediate Bond Fund	893,836,299	7,500,525	(12,065,579)	(4,565,054)
Investment Grade Tax-Exempt Bond Fund	851,772,121	34,213,384	(9,905,060)	24,308,324
Limited Duration Fund	6,612,691	29,847	(6,979)	22,868
Limited-Term Federal Mortgage Securities Fund	18,722,314	228,758	(229,779)	(1,021)
North Carolina Tax-Exempt Bond Fund	50,194,362	1,278,587	(1,267,856)	10,731
Seix Floating Rate High Income Fund	7,244,415,507	41,180,829	(40,796,675)	384,154
Seix High Yield Fund	1,652,893,280	62,401,488	(20,670,693)	41,730,795
Short-Term Bond Fund	72,308,160	962,598	(315,374)	647,224
Short-Term Municipal Bond Fund	16,739,291	94,531	(61,925)	32,605
Short-Term U.S. Treasury Securities Fund	10,248,719	75,612	(23,788)	51,824
Total Return Bond Fund	1,406,806,027	12,150,696	(26,211,232)	(14,060,536)
Ultra-Short Bond Fund	151,669,547	361,210	(640819)	(279,609)
U.S. Government Securities Fund	33,756,181	313,259	(350,590)	(37,331)
U.S. Government Securities Ultra-Short Bond Fund	2,141,017,888	26,141,199	(2,934,245)	23,206,954
Virginia Intermediate Municipal Bond Fund	144,129,958	6,402,306	(1,884,367)	4,517,939

4. Investments in Affiliated Issuers

Affiliated holdings are mutual funds which are managed by the Investment Adviser or an affiliate of the Investment Adviser or which are distributed by an affiliate of the Funds’ distributor. With respect to each Fund, the Investment Adviser was paid an investment advisory fee by the affiliated investments listed beneath its name below. Investments in affiliated issuers during the period ended June 30, 2013, were as follows:

Name of Affiliated Issuer	Share Balance at March 31, 2013	Purchases	Sales	Share Balance at June 30, 2013	Value at June 30, 2013	Dividend Income	Realized Gain Distributions	Net Realized Gain (Loss)
Aggressive Growth Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	2,828	—	2,828	—	$—	$—	$—	$21,902
RidgeWorth Corporate Bond Fund	848	6	—	854	7,568	56	—	—
RidgeWorth High Income Fund	35,463	516	10,599	25,380	180,705	3,768	—	459
RidgeWorth Intermediate Bond Fund	15,418	6	15,280	144	1,453	58	—	(3,382)
RidgeWorth International Equity Fund	118,661	458	2,920	116,199	1,336,292	5,660	—	189
RidgeWorth International Equity Index Fund	2,272	1,171	—	3,443	27,583	181	9,871	—
RidgeWorth Large Cap Growth Stock Fund	554,025	11,719	—	565,744	4,723,960	—	—	—
RidgeWorth Large Cap Value Equity Fund	303,311	6,082	4,008	305,385	4,962,510	—	—	2,997
RidgeWorth Mid-Cap Value Equity Fund	150,309	1,147	3,159	148,297	1,961,969	—	—	7,884
RidgeWorth Seix Floating Rate High Income Fund	17,638	2,411	—	20,049	179,844	1,642	—	—
RidgeWorth Seix High Yield Fund	26,407	388	2,538	24,257	241,596	3,965	—	(483)
RidgeWorth Select Large Cap Growth Stock Fund	58,949	—	12,642	46,307	1,270,653	—	—	5,136
RidgeWorth Small Cap Growth Stock Fund	52,549	618	1,576	51,591	846,097	—	—	1,231
RidgeWorth Small Cap Value Equity Fund	53,752	658	1,628	52,782	815,486	—	—	2,287
RidgeWorth Total Return Bond Fund	253,200	7,678	3,777	257,101	2,694,419	10,375	—	(1,863)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	18,000	22	6,790	11,232	113,779	227	—	(128)

Total					$19,363,914	$25,932	$9,871	$36,229

Conservative Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	2,596	—	2,596	—	$0	$—	$0	$19,927
RidgeWorth Corporate Bond Fund	9,381	68	—	9,449	83,716	623	—	—
RidgeWorth High Income Fund	322,284	4,744	45,968	281,060	2,001,144	34,618	—	(6,920)
RidgeWorth Intermediate Bond Fund	151,145	209	113,877	37,477	378,145	2,150	—	(2,935)
RidgeWorth International Equity Fund	115,672	2,952	—	118,624	1,364,174	5,595	—	—
RidgeWorth International Equity Index Fund	3,727	1,922	—	5,649	45,246	297	16,192	—
RidgeWorth Large Cap Growth Stock Fund	580,122	20,899	—	601,021	5,018,528	—	—	—
RidgeWorth Large Cap Value Equity Fund	308,743	11,449	—	320,192	5,203,113	—	—	—
RidgeWorth Mid-Cap Value Equity Fund	150,552	2,954	—	153,506	2,030,888	—	—	—
RidgeWorth Seix Floating Rate High Income Fund	179,449	38,083	—	217,532	1,951,264	16,732	—	—
RidgeWorth Seix High Yield Fund	256,212	3,765	30,334	229,643	2,287,249	38,469	—	(8,669)
RidgeWorth Select Large Cap Growth Stock Fund	53,272	—	4,590	48,682	1,335,825	—	—	(17,064)
RidgeWorth Small Cap Growth Stock Fund	52,478	—	—	52,478	860,639	—	—	—
RidgeWorth Small Cap Value Equity Fund	53,578	—	—	53,578	827,775	—	—	—
RidgeWorth Total Return Bond Fund	2,604,637	207,316	—	2,811,953	29,469,268	110,583	—	—
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	207,684	327	49,358	158,653	1,607,152	3,315	—	968

Total					$54,464,126	$212,382	$16,192	$(14,693)

Growth Allocation Strategy
RidgeWorth Aggressive Growth Stock Fund	5,072	—	5,072	$—	$—	$—	$—	$40,529
RidgeWorth Corporate Bond Fund	3,934	29	—	3,963	35,109	261	—	—
RidgeWorth High Income Fund	188,708	2,733	73,383	118,058	840,570	19,953	—	11,105
RidgeWorth Intermediate Bond Fund	66,503	36	66,384	155	1,567	377	—	(428)
RidgeWorth International Equity Fund	303,884	1,159	12,717	292,326	3,361,744	14,300	—	(4,523)
RidgeWorth International Equity Index Fund	3,790	1,954	—	5,744	46,010	302	16,466	—
RidgeWorth Large Cap Growth Stock Fund	1,376,930	—	—	1,376,930	11,497,362	—	—	—
RidgeWorth Large Cap Value Equity Fund	774,279	—	6,265	768,014	12,480,224	—	—	1,817
RidgeWorth Mid-Cap Value Equity Fund	378,910	—	5,470	373,440	4,940,608	—	—	14,387
RidgeWorth Seix Floating Rate High Income Fund	79,556	14,197	—	93,753	840,965	7,407	—	—
RidgeWorth Seix High Yield Fund	137,247	2,014	20,222	119,039	1,185,629	20,579	—	450
RidgeWorth Select Large Cap Growth Stock Fund	148,432	—	16,648	131,784	3,616,143	—	—	(2,846)
RidgeWorth Small Cap Growth Stock Fund	131,660	—	4,541	127,119	2,084,746	—	—	3,287
RidgeWorth Small Cap Value Equity Fund	134,781	—	4,679	130,102	2,010,076	—	—	8,015
RidgeWorth Total Return Bond Fund	1,149,972	65,892	—	1,215,864	12,742,258	47,643	—	—
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	59,269	92	7,394	51,967	526,421	927	—	(51)

Total					$56,209,432	$111,749	16,466	$71,742

Moderate Allocation Strategy
RidgeWorth Corporate Bond Fund	19,956	119	16,684	3,391	$30,040	$1,091	$—	$(4,927)
RidgeWorth High Income Fund	816,510	11,706	303,614	524,602	3,735,164	85,468	—	35,175
RidgeWorth Intermediate Bond Fund	129,271	104	128,087	1,288	12,995	1,076	—	6,635
RidgeWorth International Equity Fund	555,833	2,110	31,414	526,529	6,055,085	26,035	—	(23,897)
RidgeWorth International Equity Index Fund	18,046	9,221	6,550	20,717	165,942	1,424	77,691	(8,280)
RidgeWorth Large Cap Growth Stock Fund*	2,626,241	—	14,834	2,611,407	21,805,252	—	—	(70,944)
RidgeWorth Large Cap Value Equity Fund	1,480,871	—	71,478	1,409,393	22,902,637	—	—	202,432
RidgeWorth Mid-Cap Value Equity Fund	727,258	—	44,973	682,285	9,026,632	—	—	90,520
RidgeWorth Seix Floating Rate High Income Fund	362,831	48,313	—	411,144	3,687,962	33,740	—	—
RidgeWorth Seix High Yield Fund	579,165	8,485	70,994	516,656	5,145,896	86,690	—	(1,483)
RidgeWorth Select Large Cap Growth Stock Fund	275,025	—	48,238	226,787	6,223,037	—	—	11,424
RidgeWorth Small Cap Growth Stock Fund	246,656	—	15,609	231,047	3,789,171	—	—	6,470
RidgeWorth Small Cap Value Equity Fund	252,549	—	16,250	236,299	3,650,821	—	—	24,733
RidgeWorth Total Return Bond Fund	5,397,450	34,642	18,832	5,413,260	56,730,965	221,583	—	(9,088)
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund	281,047	408	49,212	232,243	2,352,622	4,144	—	(8)

Total					$145,314,221	$461,251	$77,691	$258,762

5. Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined that there are no material events that would require disclosure through this date.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RidgeWorth Funds

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date:	August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julia Short
Julia Short
President and Chief Executive Officer

Date:	August 27, 2013

By:	/s/ Denise R. Lewis
Denise R. Lewis
Treasurer and Chief Financial Officer

Date:	August 27, 2013